UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Series Short-Term Credit Fund

May 31, 2016

ASS1-QTLY-0716
1.9863257.101

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 61.0%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 4.3%
Automobiles - 2.6%
American Honda Finance Corp.:
0.95% 5/5/17	$715,000	$715,169
1.125% 10/7/16	272,000	272,210
1.7% 2/22/19	166,000	167,446
Daimler Finance North America LLC:
1.375% 8/1/17 (a)	358,000	357,726
1.45% 8/1/16 (a)	311,000	311,255
1.65% 3/2/18 (a)	179,000	179,377
1.65% 5/18/18 (a)	500,000	499,242
General Motors Financial Co., Inc.:
2.4% 4/10/18	799,000	801,689
2.4% 5/9/19	750,000	749,226
Volkswagen Group of America Finance LLC:
1.25% 5/23/17 (a)	358,000	356,693
1.65% 5/22/18 (a)	500,000	496,302
Volkswagen International Finance NV 2.125% 11/20/18 (a)	500,000	497,829
		5,404,164
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 2.1% 12/7/18	71,000	72,057
Media - 1.7%
CBS Corp. 2.3% 8/15/19	200,000	202,014
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20 (a)	200,000	206,227
Comcast Corp. 5.15% 3/1/20	500,000	561,694
COX Communications, Inc. 6.25% 6/1/18 (a)	89,000	94,977
NBCUniversal Enterprise, Inc. 1.974% 4/15/19 (a)	1,000,000	1,013,430
Time Warner Cable, Inc. 5.85% 5/1/17	675,000	699,617
Time Warner, Inc. 6.875% 6/15/18	500,000	551,342
Viacom, Inc. 2.2% 4/1/19	179,000	178,513
Walt Disney Co. 1.1% 12/1/17	174,000	174,249
		3,682,063

TOTAL CONSUMER DISCRETIONARY		9,158,284

CONSUMER STAPLES - 5.1%
Beverages - 1.3%
Anheuser-Busch InBev Finance, Inc.:
1.9% 2/1/19	1,728,000	1,736,275
2.65% 2/1/21	350,000	356,173
Heineken NV 1.4% 10/1/17 (a)	99,000	99,189
SABMiller Holdings, Inc. 2.45% 1/15/17 (a)	476,000	479,642
		2,671,279
Food & Staples Retailing - 0.7%
CVS Health Corp.:
1.9% 7/20/18	171,000	172,605
2.25% 12/5/18	500,000	508,115
2.25% 8/12/19	500,000	508,997
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17	46,000	46,199
1.75% 5/30/18	299,000	299,322
		1,535,238
Food Products - 1.5%
General Mills, Inc.:
1.4% 10/20/17	447,000	448,611
5.7% 2/15/17	500,000	516,615
H.J. Heinz Co. 1.6% 6/30/17 (a)	350,000	351,293
The J.M. Smucker Co. 1.75% 3/15/18	1,116,000	1,120,465
Tyson Foods, Inc. 2.65% 8/15/19	679,000	695,183
William Wrigley Jr. Co. 1.4% 10/21/16 (a)	121,000	121,212
		3,253,379
Tobacco - 1.6%
BAT International Finance PLC:
1.85% 6/15/18 (a)	750,000	755,060
2.75% 6/15/20 (a)	500,000	514,286
Imperial Tobacco Finance PLC:
2.05% 2/11/18 (a)	200,000	201,062
2.05% 7/20/18 (a)	400,000	402,176
Philip Morris International, Inc.:
1.25% 8/11/17	322,000	322,772
1.375% 2/25/19	432,000	432,122
Reynolds American, Inc.:
2.3% 6/12/18	578,000	586,461
3.25% 6/12/20	127,000	132,336
		3,346,275

TOTAL CONSUMER STAPLES		10,806,171

ENERGY - 5.0%
Energy Equipment & Services - 0.2%
Nabors Industries, Inc. 2.35% 9/15/16	102,000	102,050
Noble Holding International Ltd. 4% 3/16/18 (b)	12,000	11,631
Petrofac Ltd. 3.4% 10/10/18 (a)	322,000	311,893
		425,574
Oil, Gas & Consumable Fuels - 4.8%
Anadarko Petroleum Corp. 4.85% 3/15/21	49,000	50,776
BG Energy Capital PLC 2.875% 10/15/16 (a)	241,000	242,148
BP Capital Markets PLC:
1.375% 5/10/18	1,195,000	1,190,632
1.676% 5/3/19	96,000	95,954
2.248% 11/1/16	236,000	236,932
2.521% 1/15/20	500,000	509,093
Canadian Natural Resources Ltd. 1.75% 1/15/18	74,000	72,693
Columbia Pipeline Group, Inc. 2.45% 6/1/18	237,000	236,586
ConocoPhillips Co.:
1.5% 5/15/18	1,370,000	1,360,089
2.2% 5/15/20	350,000	348,666
Enbridge, Inc.:
1.0831% 6/2/17 (b)	317,000	310,912
1.2751% 10/1/16 (b)	447,000	444,480
Enterprise Products Operating LP:
1.65% 5/7/18	424,000	423,247
2.55% 10/15/19	35,000	35,511
Exxon Mobil Corp. 1.708% 3/1/19	500,000	503,696
Kinder Morgan Energy Partners LP 2.65% 2/1/19	18,000	17,830
Kinder Morgan, Inc. 3.05% 12/1/19	401,000	399,605
Marathon Petroleum Corp. 2.7% 12/14/18	39,000	39,546
Petro-Canada 6.05% 5/15/18	179,000	191,631
Petrobras Global Finance BV 3.25% 3/17/17	268,000	267,732
Petroleos Mexicanos:
3.125% 1/23/19	30,000	29,820
5.5% 2/4/19 (a)	230,000	240,235
Phillips 66 Co. 2.95% 5/1/17	116,000	117,848
Schlumberger Investment SA 1.25% 8/1/17 (a)	268,000	267,405
Shell International Finance BV 2.125% 5/11/20	266,000	267,058
Southwestern Energy Co. 3.3% 1/23/18	69,000	66,585
Spectra Energy Partners LP 2.95% 6/15/16	56,000	56,024
Total Capital International SA 1% 1/10/17	537,000	537,356
TransCanada PipeLines Ltd.:
1.3086% 6/30/16 (b)	716,000	716,148
1.625% 11/9/17	380,000	379,378
1.875% 1/12/18	358,000	357,810
		10,013,426

TOTAL ENERGY		10,439,000

FINANCIALS - 30.3%
Banks - 16.6%
Australia & New Zealand Banking Group Ltd. 2.25% 6/13/19	750,000	761,424
Banco Nacional de Desenvolvimento Economico e Social 3.375% 9/26/16 (a)	208,000	207,646
Bank of America Corp.:
2% 1/11/18	2,191,000	2,199,096
2.6% 1/15/19	4,600,000	4,671,939
Bank of Montreal 1.4% 4/10/18	700,000	700,442
Bank of Nova Scotia:
1.375% 12/18/17	191,000	191,003
1.7% 6/11/18	440,000	441,539
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.45% 9/8/17 (a)	250,000	249,569
1.55% 9/9/16 (a)	205,000	205,236
1.7% 3/5/18 (a)	358,000	357,788
Barclays PLC 2% 3/16/18	850,000	848,620
BNP Paribas 2.375% 9/14/17	370,000	373,959
Capital One NA 2.35% 8/17/18	500,000	504,948
Citigroup, Inc.:
1.55% 8/14/17	895,000	895,859
1.7% 4/27/18	850,000	848,114
1.8% 2/5/18	351,000	351,379
1.85% 11/24/17	179,000	179,472
2.15% 7/30/18	300,000	302,229
2.4% 2/18/20	241,000	242,409
2.5% 9/26/18	300,000	304,538
2.5% 7/29/19	175,000	177,298
Citizens Bank NA:
1.6% 12/4/17	358,000	356,190
2.3% 12/3/18	250,000	251,231
2.45% 12/4/19	270,000	271,347
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21 (a)	500,000	504,099
Credit Suisse New York Branch:
1.1553% 5/26/17 (b)	358,000	357,686
1.375% 5/26/17	895,000	894,883
1.7% 4/27/18	350,000	350,084
1.75% 1/29/18	358,000	358,869
Discover Bank:
2% 2/21/18	447,000	445,944
2.6% 11/13/18	500,000	502,921
Fifth Third Bancorp 4.5% 6/1/18	223,000	233,792
Fifth Third Bank:
2.15% 8/20/18	228,000	230,492
2.375% 4/25/19	1,000,000	1,013,721
HSBC U.S.A., Inc.:
1.7% 3/5/18	216,000	216,068
2.625% 9/24/18	179,000	182,117
ING Bank NV 1.8% 3/16/18 (a)	1,000,000	1,001,704
Intesa Sanpaolo SpA 2.375% 1/13/17	447,000	449,042
JPMorgan Chase & Co.:
1.7% 3/1/18	4,179,000	4,186,961
2% 8/15/17	358,000	360,797
2.35% 1/28/19	500,000	507,847
La Caisse Centrale 1.75% 1/29/18 (a)	268,000	268,233
Lloyds Bank PLC 1.75% 3/16/18	268,000	267,880
Mitsubishi UFJ Trust & Banking Corp. 1.6% 10/16/17 (a)	268,000	267,846
Mizuho Bank Ltd.:
1.0801% 9/25/17 (a)(b)	358,000	356,460
1.55% 10/17/17 (a)	587,000	585,794
MUFG Americas Holdings Corp. 1.625% 2/9/18	51,000	50,852
Nordea Bank AB 1.875% 9/17/18 (a)	200,000	200,743
Regions Financial Corp. 2% 5/15/18	496,000	495,857
Royal Bank of Canada:
1.625% 4/15/19	250,000	250,389
2.15% 3/15/19	500,000	506,951
2.2% 7/27/18	179,000	181,605
Royal Bank of Scotland Group PLC 1.5686% 3/31/17 (b)	393,000	392,738
Sumitomo Mitsui Banking Corp.:
1.3% 1/10/17	447,000	447,393
1.75% 1/16/18	358,000	358,416
SunTrust Banks, Inc. 3.5% 1/20/17	259,000	262,102
Wells Fargo & Co. 2.15% 1/15/19	2,000,000	2,026,708
Westpac Banking Corp. 2% 8/14/17	402,000	405,416
		35,015,685
Capital Markets - 5.9%
Deutsche Bank AG London Branch:
1.4% 2/13/17	895,000	893,637
2.5% 2/13/19	500,000	498,539
2.85% 5/10/19	530,000	530,243
Goldman Sachs Group, Inc.:
1.748% 9/15/17	626,000	625,989
2% 4/25/19	1,000,000	1,002,358
2.375% 1/22/18	1,893,000	1,913,361
2.55% 10/23/19	180,000	182,469
2.625% 1/31/19	768,000	780,936
Lazard Group LLC 6.85% 6/15/17	5,000	5,243
Morgan Stanley:
1.875% 1/5/18	2,179,000	2,186,487
2.65% 1/27/20	1,000,000	1,015,000
5.45% 1/9/17	608,000	623,733
UBS AG Stamford Branch:
1.3301% 3/26/18 (b)	1,000,000	1,001,013
1.375% 6/1/17	500,000	499,928
1.375% 8/14/17	352,000	351,778
1.8% 3/26/18	256,000	257,051
		12,367,765
Consumer Finance - 3.4%
American Express Credit Corp.:
1.125% 6/5/17	447,000	446,469
1.875% 11/5/18	700,000	703,521
2.25% 5/5/21	500,000	499,691
Capital One Financial Corp. 2.45% 4/24/19	250,000	252,225
Discover Financial Services 6.45% 6/12/17	563,000	587,591
Ford Motor Credit Co. LLC:
1.684% 9/8/17	358,000	358,279
2.145% 1/9/18	1,858,000	1,867,855
2.24% 6/15/18	701,000	704,619
3% 6/12/17	528,000	535,376
Hyundai Capital America:
1.45% 2/6/17 (a)	250,000	249,935
2% 3/19/18 (a)	179,000	179,231
2.125% 10/2/17 (a)	265,000	266,322
2.875% 8/9/18 (a)	127,000	129,259
Synchrony Financial:
1.875% 8/15/17	42,000	41,972
2.6% 1/15/19	434,000	436,875
		7,259,220
Diversified Financial Services - 0.7%
AIG Global Funding 1.65% 12/15/17 (a)	268,000	268,595
Berkshire Hathaway Finance Corp.:
1.6% 5/15/17	238,000	239,602
1.7% 3/15/19	139,000	140,295
Berkshire Hathaway, Inc. 1.55% 2/9/18	198,000	199,515
IntercontinentalExchange, Inc. 2.75% 12/1/20	207,000	212,835
McGraw Hill Financial, Inc. 2.5% 8/15/18	116,000	117,805
Moody's Corp. 2.75% 7/15/19	320,000	327,593
		1,506,240
Insurance - 2.8%
ACE INA Holdings, Inc. 2.3% 11/3/20	112,000	113,928
AFLAC, Inc. 2.4% 3/16/20	500,000	511,657
American International Group, Inc.:
2.3% 7/16/19	432,000	435,565
5.85% 1/16/18	221,000	235,711
Aon Corp. 5% 9/30/20	170,000	188,128
Assurant, Inc. 2.5% 3/15/18	600,000	605,472
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	210,000	213,584
MetLife, Inc. 1.756% 12/15/17 (b)	83,000	83,512
Metropolitan Life Global Funding I:
1.3% 4/10/17 (a)	716,000	717,580
1.5% 1/10/18 (a)	458,000	459,272
New York Life Global Funding 1.55% 11/2/18 (a)	330,000	331,193
Pricoa Global Funding I:
1.15% 11/25/16 (a)	196,000	196,038
1.9% 9/21/18 (a)	300,000	302,540
Principal Life Global Funding II:
2.2% 4/8/20 (a)	430,000	430,493
2.25% 10/15/18 (a)	500,000	508,108
Prudential Financial, Inc. 2.3% 8/15/18	565,000	574,089
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	51,000	51,809
		5,958,679
Real Estate Investment Trusts - 0.6%
Boston Properties, Inc. 3.7% 11/15/18	500,000	522,095
ERP Operating LP 2.375% 7/1/19	114,000	115,847
Health Care REIT, Inc.:
2.25% 3/15/18	61,000	61,377
4.7% 9/15/17	500,000	517,344
Select Income REIT 2.85% 2/1/18	86,000	86,365
		1,303,028
Real Estate Management & Development - 0.3%
Mack-Cali Realty LP 2.5% 12/15/17	137,000	137,139
Ventas Realty LP:
1.25% 4/17/17	88,000	87,879
1.55% 9/26/16	51,000	51,050
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	124,000	124,151
Washington Prime Group LP 3.85% 4/1/20	259,000	264,232
		664,451

TOTAL FINANCIALS		64,075,068

HEALTH CARE - 3.8%
Biotechnology - 1.3%
AbbVie, Inc.:
1.75% 11/6/17	333,000	333,707
1.8% 5/14/18	962,000	963,725
2.5% 5/14/20	221,000	222,998
Amgen, Inc.:
1.25% 5/22/17	356,000	356,142
2.2% 5/22/19	750,000	760,637
Celgene Corp. 2.125% 8/15/18	168,000	169,694
		2,806,903
Health Care Equipment & Supplies - 0.4%
Becton, Dickinson & Co. 1.8% 12/15/17	246,000	247,014
Medtronic, Inc. 1.5% 3/15/18	296,000	297,902
Zimmer Biomet Holdings, Inc. 2% 4/1/18	340,000	341,373
		886,289
Health Care Providers & Services - 0.5%
Cardinal Health, Inc. 1.95% 6/15/18	51,000	51,394
Express Scripts Holding Co. 1.25% 6/2/17	445,000	444,273
UnitedHealth Group, Inc.:
1.7% 2/15/19	130,000	130,807
1.9% 7/16/18	326,000	330,053
WellPoint, Inc. 1.875% 1/15/18	115,000	115,377
		1,071,904
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	55,000	54,989
2.15% 12/14/18	83,000	83,613
		138,602
Pharmaceuticals - 1.5%
Actavis Funding SCS:
1.7124% 3/12/18 (b)	447,000	448,720
2.35% 3/12/18	858,000	864,896
3% 3/12/20	149,000	150,957
Bayer U.S. Finance LLC 1.5% 10/6/17 (a)	372,000	371,403
Mylan N.V. 2.6% 6/9/19 (a)	112,000	111,875
Mylan, Inc. 1.35% 11/29/16	65,000	64,930
Perrigo Co. PLC 2.3% 11/8/18	307,000	305,689
Zoetis, Inc.:
1.875% 2/1/18	818,000	817,281
3.45% 11/13/20	47,000	48,251
		3,184,002

TOTAL HEALTH CARE		8,087,700

INDUSTRIALS - 1.3%
Aerospace & Defense - 0.3%
L-3 Communications Corp. 1.5% 5/28/17	177,000	176,995
Lockheed Martin Corp. 1.85% 11/23/18	500,000	504,438
		681,433
Industrial Conglomerates - 0.3%
Danaher Corp. 1.65% 9/15/18	396,000	400,226
Roper Technologies, Inc. 2.05% 10/1/18	214,000	215,794
		616,020
Machinery - 0.5%
John Deere Capital Corp.:
1.3% 3/12/18	1,000,000	1,001,643
1.6% 7/13/18	65,000	65,508
		1,067,151
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.125% 1/15/18	88,000	87,890
2.625% 9/4/18	180,000	179,293
		267,183

TOTAL INDUSTRIALS		2,631,787

INFORMATION TECHNOLOGY - 1.2%
Electronic Equipment & Components - 0.7%
Amphenol Corp. 1.55% 9/15/17	304,000	303,288
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 3.48% 6/1/19 (a)(c)	500,000	506,645
Tyco Electronics Group SA:
2.375% 12/17/18	40,000	40,268
6.55% 10/1/17	604,000	643,397
		1,493,598
IT Services - 0.3%
The Western Union Co.:
2.875% 12/10/17	199,000	202,056
3.65% 8/22/18	388,000	400,464
		602,520
Technology Hardware, Storage & Peripherals - 0.2%
Hewlett Packard Enterprise Co. 2.85% 10/5/18 (a)	500,000	508,647

TOTAL INFORMATION TECHNOLOGY		2,604,765

MATERIALS - 1.1%
Chemicals - 1.0%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (a)	1,120,000	1,112,764
Ecolab, Inc.:
1.45% 12/8/17	106,000	106,025
1.55% 1/12/18	858,000	858,299
		2,077,088
Metals & Mining - 0.1%
Freeport-McMoRan, Inc. 2.3% 11/14/17	119,000	116,025
Rio Tinto Finance (U.S.A.) PLC 1.482% 6/17/16 (b)	179,000	179,050
		295,075

TOTAL MATERIALS		2,372,163

TELECOMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 3.8%
AT&T, Inc.:
1.4% 12/1/17	1,196,000	1,195,587
2.3% 3/11/19	238,000	241,241
2.375% 11/27/18	500,000	507,833
2.4% 3/15/17	858,000	866,271
2.45% 6/30/20	186,000	186,907
BellSouth Corp. 4.4% 4/26/17 (a)(b)	500,000	513,082
British Telecommunications PLC:
1.25% 2/14/17	500,000	500,010
1.625% 6/28/16	330,000	330,191
2.35% 2/14/19	886,000	901,487
CenturyLink, Inc. 5.15% 6/15/17	196,000	201,000
Verizon Communications, Inc.:
1.35% 6/9/17	1,278,000	1,281,852
3.65% 9/14/18	500,000	524,432
4.5% 9/15/20	750,000	822,643
		8,072,536
Wireless Telecommunication Services - 0.9%
America Movil S.A.B. de CV:
1.6324% 9/12/16 (b)	214,000	214,210
2.375% 9/8/16	274,000	274,914
Vodafone Group PLC:
1.5% 2/19/18	1,179,000	1,176,122
1.625% 3/20/17	258,000	258,801
		1,924,047

TOTAL TELECOMMUNICATION SERVICES		9,996,583

UTILITIES - 4.2%
Electric Utilities - 2.8%
American Electric Power Co., Inc. 1.65% 12/15/17	274,000	273,921
Cleveland Electric Illuminating Co. 5.7% 4/1/17	200,000	206,646
Duke Energy Corp.:
1.0086% 4/3/17 (b)	320,000	319,601
1.625% 8/15/17	457,000	459,020
2.1% 6/15/18	1,000,000	1,007,256
Eversource Energy 1.45% 5/1/18	52,000	51,750
Exelon Corp.:
1.55% 6/9/17	35,000	35,001
2.85% 6/15/20	51,000	52,132
FirstEnergy Corp. 2.75% 3/15/18	576,000	580,158
NextEra Energy Capital Holdings, Inc. 1.586% 6/1/17	341,000	341,414
Pacific Gas & Electric Co. 5.625% 11/30/17	317,000	336,497
Public Service Electric & Gas Co. 2.3% 9/15/18	1,000,000	1,018,331
Southern Co.:
1.3% 8/15/17	250,000	249,810
1.85% 7/1/19	525,000	526,303
TECO Finance, Inc. 1.2288% 4/10/18 (b)	400,000	393,457
		5,851,297
Gas Utilities - 0.5%
Southern California Gas Co. 1.55% 6/15/18	1,000,000	1,003,746
Independent Power and Renewable Electricity Producers - 0.1%
Southern Power Co. 1.5% 6/1/18	264,000	263,974
Multi-Utilities - 0.8%
Berkshire Hathaway Energy Co. 1.1% 5/15/17	468,000	468,485
Dominion Resources, Inc.:
1.4% 9/15/17	151,000	150,961
1.9% 6/15/18	283,000	283,151
1.95% 8/15/16	151,000	151,296
2.5% 12/1/19	229,000	232,049
2.9286% 9/30/66 (b)	239,000	176,891
Wisconsin Energy Corp. 1.65% 6/15/18	334,000	335,112
		1,797,945

TOTAL UTILITIES		8,916,962

TOTAL NONCONVERTIBLE BONDS
(Cost $128,923,815)		129,088,483

U.S. Treasury Obligations - 18.5%
U.S. Treasury Notes:
0.875% 5/15/19	$35,196,000	$35,030,982
1.375% 3/31/20	4,200,000	4,223,625
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $39,390,217)		39,254,607

U.S. Government Agency - Mortgage Securities - 1.6%
Fannie Mae - 0.9%
2.419% 11/1/34 (b)	26,953	28,215
2.501% 10/1/35 (b)	59,219	62,042
2.517% 2/1/35 (b)	51,162	53,630
2.526% 10/1/41 (b)	67,995	71,966
2.545% 5/1/35 (b)	46,307	48,852
2.545% 11/1/36 (b)	61,214	64,399
2.557% 1/1/40 (b)	51,588	54,278
2.557% 6/1/42 (b)	19,292	20,012
2.57% 7/1/35 (b)	167,465	176,907
2.603% 12/1/33 (b)	26,652	28,123
2.617% 4/1/35 (b)	16,230	17,096
2.627% 3/1/40 (b)	27,864	29,392
2.674% 12/1/34 (b)	22,883	24,234
2.681% 9/1/41 (b)	96,275	101,964
2.685% 12/1/39 (b)	13,577	14,357
2.689% 2/1/42 (b)	121,117	126,395
2.757% 1/1/42 (b)	96,500	100,459
2.81% 8/1/41 (b)	72,132	76,439
2.936% 3/1/40 (b)	40,008	42,236
2.947% 8/1/41 (b)	15,341	15,998
2.951% 11/1/40 (b)	12,620	13,287
2.98% 9/1/41 (b)	14,363	15,020
3.248% 7/1/41 (b)	19,941	20,957
3.358% 10/1/41 (b)	10,620	11,133
3.557% 7/1/41 (b)	26,411	27,834
4.5% 6/1/19 to 7/1/20	27,859	28,813
5.5% 11/1/17 to 11/1/34	487,903	542,939
7% 4/1/17	416	421

TOTAL FANNIE MAE		1,817,398

Freddie Mac - 0.7%
2.356% 10/1/42 (b)	92,806	98,362
2.461% 11/1/35 (b)	31,114	32,573
2.599% 4/1/40 (b)	25,933	27,365
2.608% 4/1/40 (b)	28,511	29,970
2.631% 8/1/36 (b)	18,441	19,429
2.988% 8/1/41 (b)	48,990	51,928
3% 8/1/21	127,072	132,614
3.123% 9/1/41 (b)	29,661	31,122
3.205% 9/1/41 (b)	15,635	16,419
3.216% 4/1/41 (b)	15,499	16,234
3.29% 6/1/41 (b)	15,594	16,398
3.433% 5/1/41 (b)	12,447	13,070
3.5% 8/1/26	394,517	417,961
3.632% 6/1/41 (b)	23,646	24,888
3.703% 5/1/41 (b)	18,987	19,999
4% 6/1/24 to 4/1/26	452,163	481,810
4.5% 8/1/18 to 11/1/18	79,038	81,420
8.5% 5/1/26 to 7/1/28	6,061	7,199

TOTAL FREDDIE MAC		1,518,761

Ginnie Mae - 0.0%
5.5% 6/15/35	48,304	55,309
7% 1/15/25 to 6/15/32	29,947	35,661

TOTAL GINNIE MAE		90,970

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $3,432,448)		3,427,129

Asset-Backed Securities - 10.2%
Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	$42,488	$41,407
Series 2005-1 Class M1, 1.1439% 4/25/35 (b)	14,969	13,618
Ally Auto Receivables Trust Series 2014-SN1 Class A3, 0.75% 2/21/17	1,767	1,767
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	118,000	118,360
Series 2012-5 Class A, 1.54% 9/15/19	499,000	499,615
Series 2014-3 Class A, 1.33% 3/15/19	854,000	853,709
Series 2014-5 Class A2, 1.6% 10/15/19	447,000	447,866
Series 2015-3 Class A, 1.63% 5/15/20	350,000	349,002
American Express Credit Account Master Trust:
Series 2014-2 Class A, 1.26% 1/15/20	350,000	350,894
Series 2014-4 Class A, 1.43% 6/15/20	547,000	549,349
AmeriCredit Automobile Receivables Trust:
Series 2013-5 Class A3, 0.9% 9/10/18	82,494	82,475
Series 2014-1 Class A3, 0.9% 2/8/19	91,585	91,529
Series 2014-2 Class A3, 0.94% 2/8/19	277,453	277,049
Series 2014-4 Class A3, 1.27% 7/8/19	90,000	89,967
Series 2015-2 Class A3, 1.27% 1/8/20	400,000	399,506
Series 2015-3 Class A3, 1.54% 3/9/20	500,000	500,439
Series 2016-2 Class A2A, 1.42% 10/8/19	180,000	179,907
Argent Securities, Inc. pass-thru certificates Series 2003-W7 Class A2, 1.2189% 3/25/34 (b)	14,781	13,224
Bank of America Credit Card Master Trust Series 2015-A2 Class A, 1.36% 9/15/20	447,000	448,296
BMV Vehicle Lease Trust Series 2014-1 Class A3, 0.73% 2/21/17	66,771	66,750
BMW Vehicle Lease Trust Series 2015-1 Class A3, 1.24% 12/20/17	268,000	268,292
Capital Auto Receivables Asset Trust:
Series 2014-3 Class A2, 1.18% 12/20/17	191,388	191,459
Series 2015-1 Class A2, 1.42% 6/20/18	263,000	263,120
Series 2015-2 Class A2, 1.39% 9/20/18	185,000	185,192
Carmax Auto Owner Trust Series 2014-4 Class A3, 1.25% 11/15/19	270,000	270,150
CFC LLC Series 2014-1A Class A, 1.46% 12/17/18 (a)	21,801	21,782
Chase Issuance Trust:
Series 2014-A1 Class A, 1.15% 1/15/19	268,000	268,321
Series 2015-A2, Class A, 1.59% 2/18/20	268,000	269,802
Chrysler Capital Auto Receivables Trust Series 2015-AA Class A3, 1.22% 7/15/19 (a)	500,000	499,654
CIT Equipment Collateral:
Series 2013-VT1 Class A3, 1.13% 7/20/20 (a)	95,312	95,331
Series 2014-VT1 Class A3, 1.5% 10/21/19 (a)	270,347	269,613
Citibank Credit Card Issuance Trust:
Series 2014-A4 Class A4, 1.23% 4/24/19	358,000	358,772
Series 2014-A8 Class A8, 1.73% 4/9/20	345,000	348,130
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.696% 3/25/32 (b)	1,524	1,455
Series 2004-2 Class 3A4, 0.946% 7/25/34 (b)	11,176	9,169
Series 2004-4 Class M2, 1.241% 6/25/34 (b)	2,158	1,997
Dell Equipment Finance Trust:
Series 2014-1 Class A3, 0.94% 6/22/20 (a)	24,562	24,558
Series 2015-1 Class A3, 1.3% 3/23/20 (a)	200,000	199,789
Series 2015-2 Class A2A, 1.42% 12/22/17 (a)	200,000	199,814
Discover Card Master Trust:
Series 2012-A6 Class A6, 1.67% 1/18/22	402,000	404,720
Series 2014-A3 Class A3, 1.22% 10/15/19	358,000	358,626
Series 2014-A5 Class A, 1.39% 4/15/20	359,000	360,478
Series 2016-A1 Class A1, 1.64% 7/15/21	320,000	322,053
Enterprise Fleet Financing LLC:
Series 2014-1 Class A2, 0.87% 9/20/19 (a)	113,569	113,449
Series 2014-2 Class A2, 1.05% 3/20/20 (a)	295,299	294,566
Series 2015-1 Class A2, 1.3% 9/20/20 (a)	279,678	279,122
Fannie Mae Series 2004-T5:
Class AB1, 0.9389% 5/28/35 (b)	27,969	25,818
Class AB3, 1.235% 5/28/35 (b)	12,075	10,438
Flagship Credit Auto Trust Series 2016-1 Class A, 2.53% 12/15/20 (a)	316,584	317,462
Ford Credit Auto Lease Trust Series 2015-A Class A3, 1.13% 6/15/18	442,000	442,120
Ford Credit Auto Owner Trust Series 2014-2 Class A, 2.31% 4/15/26 (a)	927,000	940,879
Ford Credit Floorplan Master Owner Trust:
Series 2012-5 Class A, 1.49% 9/15/19	984,000	985,838
Series 2014-4 Class A1, 1.4% 8/15/19	351,000	351,127
Series 2015-4 Class A1, 1.77% 8/15/20	370,000	370,295
Fremont Home Loan Trust Series 2004-D:
Class M4, 1.8639% 11/25/34 (b)	18,672	1,911
Class M5, 1.9389% 11/25/34 (b)	4,550	69
GM Financial Automobile Leasing Trust:
Series 2014-1A Class A3, 1.01% 5/22/17 (a)	88,990	88,984
Series 2014-2A Class A3, 1.22% 1/22/18 (a)	301,230	301,506
Series 2015-1 Class A3, 1.53% 9/20/18	297,000	298,206
Series 2015-2 Class A3, 1.68% 12/20/18	260,000	261,218
Series 2016-2 Class A2A, 1.49% 10/22/18	345,000	344,348
GMF Floorplan Owner Revolving Trust:
Series 2015-1 Class A1, 1.65% 5/15/20 (a)	415,000	414,115
Series 2016-1 Class A1, 1.86% 5/17/21 (a)	320,000	319,936
Home Equity Asset Trust:
Series 2003-5 Class A2, 1.146% 12/25/33 (b)	7,906	7,366
Series 2004-1 Class M2, 2.146% 6/25/34 (b)	9,441	8,250
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.6289% 1/25/37 (b)	28,130	17,522
Hyundai Auto Lease Securitization Trust Series 2015-B Class A3, 1.4% 11/15/18 (a)	330,000	330,578
Hyundai Auto Receivables Trust:
Series 2015-C Class A3, 1.46% 2/18/20	249,000	249,583
Series 2016-A Class A3, 1.56% 9/15/20	110,000	110,362
Hyundai Floorplan Master Owner Trust Series 2016-1A Class A2, 1.43% 3/15/21 (a)	202,000	201,126
KeyCorp Student Loan Trust Series 1999-A Class A2, 0.9601% 12/27/29 (b)	1,310	1,302
Merrill Lynch Mortgage Investors Trust:
Series 2006-FM1 Class A2B, 0.5489% 4/25/37 (b)	1,923	1,914
Series 2006-OPT1 Class A1A, 0.966% 6/25/35 (b)	16,036	15,438
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.126% 8/25/34 (b)	24,849	21,719
Series 2004-NC8 Class M6, 2.321% 9/25/34 (b)	8,274	7,617
Nissan Auto Lease Trust Series 2014-A Class A3, 0.8% 2/15/17	47,031	47,027
Nissan Master Owner Trust Receivables Series 2015-A Class A2, 1.44% 1/15/20	358,000	358,374
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.3711% 10/30/45 (b)	81,619	76,619
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.3139% 9/25/34 (b)	142,806	131,333
Class M4, 2.6139% 9/25/34 (b)	194,565	117,030
Series 2005-WCH1 Class M4, 1.6839% 1/25/36 (b)	33,532	29,932
Santander Drive Auto Receivables Trust Series 2014-4 Class B, 1.82% 5/15/19	164,000	164,358
SLM Private Credit Student Loan Trust:
Series 2004-A Class C, 1.5839% 6/15/33 (b)	82,519	77,305
Series 2004-B:
Class A2, 0.8339% 6/15/21 (b)	47,131	46,950
Class C, 1.5039% 9/15/33 (b)	105,780	98,506
Synchrony Credit Card Master Note Trust:
Series 2015-3 class A, 1.74% 9/15/21	500,000	500,900
Series 2016-1 Class A, 2.04% 3/15/22	200,000	202,495
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.2989% 9/25/34 (b)	15,559	14,042
Toyota Auto Receivables Owner Trust:
Series 2015-C Class A3, 1.34% 6/17/19	500,000	501,325
Series 2016-B Class A3, 1.51% 4/15/20	179,000	178,975
Volkswagen Auto Lease Trust Series 2014-A Class A3, 0.8% 4/20/17	78,371	78,357
Volkswagen Auto Loan Enhanced Trust Series 2014-1 Class A3, 0.91% 10/22/18	183,111	182,462
Volkswagen Credit Auto Master Trust Series 2014-1A Class A2, 1.4% 7/22/19 (a)	222,000	219,508
Volvo Financial Equipment LLC Series 2015-1A Class A3, 1.51% 6/17/19 (a)	281,000	280,839
World Omni Auto Receivables Trust Series 2014-B Class A3, 1.14% 1/15/20	329,000	329,113
World Omni Automobile Lease Securitization Trust Series 2015-A Class A3, 1.54% 10/15/18	270,000	270,960
TOTAL ASSET-BACKED SECURITIES
(Cost $21,604,976)		21,607,600

Collateralized Mortgage Obligations - 0.2%
Private Sponsor - 0.0%
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.7438% 5/27/35 (a)(b)	98,049	100,243
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.616% 2/25/37 (b)	12,400	11,214

TOTAL PRIVATE SPONSOR		111,457

U.S. Government Agency - 0.2%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	102,374	107,884
planned amortization class Series 2012-94 Class E, 3% 6/25/22	59,664	60,968
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	26,087	29,630
Series 2009-31 Class A, 4% 2/25/24	10,034	10,211
Freddie Mac:
planned amortization class Series 3820 Class DA, 4% 11/15/35	86,110	89,802
Series 3949 Class MK, 4.5% 10/15/34	64,805	69,982

TOTAL U.S. GOVERNMENT AGENCY		368,477

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $484,237)		479,934

Commercial Mortgage Securities - 6.9%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.6025% 2/14/43 (b)(d)	28,048	113
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2007-3 Class A5, 5.377% 6/10/49	390,000	401,287
Series 2007-5 Class A1A, 5.361% 2/10/51	821,623	852,373
Series 2006-4 Class A1A, 5.617% 7/10/46 (b)	164,377	164,209
Series 2007-2 Class A1A, 5.7388% 4/10/49 (b)	354,868	362,150
Series 2007-3 Class A4, 5.7164% 6/10/49 (b)	158,461	161,592
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class A1, 1.446% 6/15/49	236,000	235,773
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI Class A, 1.5828% 5/15/32 (a)(b)	228,577	226,684
Bayview Commercial Asset Trust:
floater:
Series 2005-4A:
Class A2, 0.836% 1/25/36 (a)(b)	80,740	69,011
Class M1, 0.896% 1/25/36 (a)(b)	25,394	20,241
Series 2007-1 Class A2, 0.716% 3/25/37 (a)(b)	38,129	32,478
Series 2007-4A Class A2, 0.996% 9/25/37 (a)(b)	105,093	23,646
Series 2006-2A Class IO, 0% 7/25/36 (a)(b)(d)	756,583	0
Bear Stearns Commercial Mortgage Securities Trust sequential payer:
Series 2006-PW13 Class A1A, 5.533% 9/11/41	181,321	181,653
Series 2006-PW14 Class A1A, 5.189% 12/11/38	106,700	107,497
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	162,499	169,283
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 1.833% 12/15/27 (a)(b)	622,204	622,603
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	79,313	79,581
Series 2007-C6 Class A4, 5.8994% 12/10/49 (b)	476,000	491,673
Series 2013-GC11 Class A1, 0.754% 4/10/46	57,580	57,259
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class A3, 5.484% 4/15/47	170,811	174,514
COMM Mortgage Trust:
floater Series 2014-KYO Class A, 1.3365% 6/11/27 (a)(b)	447,595	445,360
Series 2013-CR9 Class A1, 1.344% 7/10/45	4,042	4,041
COMM Mortgage Trust pass-thru certificates sequential payer Series 2006-C8 Class A1A, 5.292% 12/10/46	309,321	313,355
CSMC Series 2015-TOWN Class A, 1.6828% 3/15/17 (a)(b)	500,000	497,340
Freddie Mac:
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18	13,058	13,057
Series K707 Class A1, 1.615% 9/25/18	162,983	163,540
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 1.7328% 12/15/16 (a)(b)	624,302	624,701
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	250,248	255,378
Series 2007-C1 Class A1A, 5.483% 12/10/49 (b)	484,165	492,060
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A4, 6.1291% 7/10/38 (b)	1,512	1,511
GS Mortgage Securities Trust:
floater:
Series 2014-GSFL Class A, 1.4328% 7/15/31 (a)(b)	97,183	95,830
Series 2016-ICE2 Class A, 2.3628% 2/15/33 (a)(b)	241,000	241,567
sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	116,999	117,441
Class A4, 5.56% 11/10/39	282,176	282,859
Series 2013-GC12 Class A1, 0.742% 6/10/46 (b)	63,016	62,651
Hilton U.S.A. Trust floater Series 2013-HLF Class AFL, 1.4374% 11/5/30 (a)(b)	176,809	176,818
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 1.6828% 11/15/29 (a)(b)	160,000	159,243
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2014-BXH Class A, 1.3345% 4/15/27 (a)(b)	268,000	261,181
Series 2014-FL5 Class A, 1.4128% 7/15/31 (a)(b)	188,875	188,170
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	164,359	164,603
Series 2006-LDP8 Class A4, 5.399% 5/15/45	50,963	50,959
Series 2006-LDP9 Class A3, 5.336% 5/15/47	315,821	319,147
Series 2007-LDPX Class A3, 5.42% 1/15/49	621,699	631,950
Series 2011-C3 Class A3, 4.3877% 2/15/46 (a)	165,000	171,397
Series 2006-LDP7 Class A1A, 6.1472% 4/17/45 (b)	50,038	49,984
Series 2007-CB19 Class A1A, 5.8886% 2/12/49 (b)	420,051	431,228
Series 2013-C13 Class A1, 1.3029% 1/15/46	168,030	167,882
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	51,224	51,311
Series 2007-C1 Class A4, 5.424% 2/15/40	346,455	351,158
Series 2007-C7 Class A3, 5.866% 9/15/45	149,081	156,249
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 2.2328% 9/15/28 (a)(b)	226,106	225,840
Merrill Lynch Mortgage Trust Series 2006-C2 Class A1A, 5.739% 8/12/43 (b)	100,812	100,722
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-5 Class A4, 5.378% 8/12/48	901,505	914,060
Morgan Stanley Capital I Trust:
sequential payer:
Series 2007-IQ13 Class A1A, 5.312% 3/15/44	93,842	95,241
Series 2007-IQ14 Class A2, 5.61% 4/15/49	36,797	36,819
Series 2007-IQ14 Class A4, 5.692% 4/15/49	375,000	382,766
Series 2007-T27 Class A1A, 5.8202% 6/11/42 (b)	292,667	302,741
SCG Trust Series 2013-SRP1 Class A, 1.833% 11/15/26 (a)(b)	210,000	209,625
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class A1, 0.8022% 4/10/46	53,859	53,569
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C29:
Class A1A, 5.297% 11/15/48	457,403	462,388
Class A4, 5.308% 11/15/48	114,499	115,132
Series 2007-C31 Class A4, 5.509% 4/15/47	54,606	55,465
Series 2006-C26 Class A1A, 6.009% 6/15/45 (b)	126,817	126,608
Series 2006-C27 Class A3, 5.765% 7/15/45 (b)	17,225	17,188
WF-RBS Commercial Mortgage Trust Series 2013-C13 Class A1, 0.778% 5/15/45	36,752	36,507
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $14,788,962)		14,510,262

Municipal Securities - 0.2%
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19
(Cost $319,725)	300,000	324,903

Supranational Obligations - 0.1%
International Bank for Reconstruction & Development 1% 6/15/18 (Cost $150,831)	$151,000	$150,835

Bank Notes - 0.8%
Capital One Bank NA:
1.2% 2/13/17	$354,000	$353,630
1.3% 6/5/17	268,000	268,176
Capital One NA 1.65% 2/5/18	268,000	267,390
Manufacturers & Traders Trust Co. 1.4% 7/25/17	358,000	357,396
Marshall & Ilsley Bank 5% 1/17/17	15,000	15,308
Regions Financial Corp. 2.25% 9/14/18	500,000	502,414
TOTAL BANK NOTES
(Cost $1,761,178)		1,764,314
	Shares	Value

Money Market Funds - 0.7%
Fidelity Cash Central Fund, 0.40% (e)
(Cost $1,406,595)	1,406,595	1,406,595
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $212,262,984)		212,014,662
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(396,488)
NET ASSETS - 100%		$211,618,174

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,223,157 or 13.8% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,351

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$129,088,483	$--	$129,088,483	$--
U.S. Government and Government Agency Obligations	39,254,607	--	39,254,607	--
U.S. Government Agency - Mortgage Securities	3,427,129	--	3,427,129	--
Asset-Backed Securities	21,607,600	--	21,578,929	28,671
Collateralized Mortgage Obligations	479,934	--	479,934	--
Commercial Mortgage Securities	14,510,262	--	14,510,262	--
Municipal Securities	324,903	--	324,903	--
Supranational Obligations	150,835	--	150,835	--
Bank Notes	1,764,314	--	1,764,314	--
Money Market Funds	1,406,595	1,406,595	--	--
Total Investments in Securities:	$212,014,662	$1,406,595	$210,579,396	$28,671

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $212,218,486. Net unrealized depreciation aggregated $203,824, of which $510,352 related to appreciated investment securities and $714,176 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Conservative Income Bond Fund

May 31, 2016

FCV-QTLY-0716
1.924094.105

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 63.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.3%
Automobiles - 1.6%
American Honda Finance Corp. 1.4789% 2/22/19 (a)	$20,694,000	$20,909,259
Daimler Finance North America LLC:
1.0531% 3/2/18 (a)(b)	20,000,000	19,800,800
1.3166% 8/1/16 (a)(b)	14,870,000	14,883,324
1.3466% 8/3/17 (a)(b)	12,500,000	12,517,375
Volkswagen Group of America Finance LLC 1.0239% 5/23/17 (a)(b)	6,435,000	6,385,052
		74,495,810
Media - 0.7%
NBCUniversal Enterprise, Inc. 1.3134% 4/15/18 (a)(b)	34,167,000	34,242,441

TOTAL CONSUMER DISCRETIONARY		108,738,251

CONSUMER STAPLES - 1.7%
Beverages - 0.5%
Anheuser-Busch InBev Finance, Inc. 0.8239% 1/27/17 (a)	20,325,000	20,322,094
Tobacco - 1.2%
BAT International Finance PLC 1.1439% 6/15/18 (a)(b)	51,200,000	51,112,550
Philip Morris International, Inc. 1.25% 8/11/17	6,387,000	6,402,316
		57,514,866

TOTAL CONSUMER STAPLES		77,836,960

ENERGY - 3.7%
Oil, Gas & Consumable Fuels - 3.7%
BP Capital Markets PLC:
0.9796% 2/10/17 (a)	6,853,000	6,850,101
1.846% 5/5/17	64,393,000	64,688,628
Chevron Corp. 1.1261% 5/16/18 (a)	23,250,000	23,277,110
Enbridge, Inc. 1.0831% 6/2/17 (a)	12,465,000	12,225,597
Exxon Mobil Corp. 1.2741% 2/28/18 (a)	20,000,000	20,165,940
Shell International Finance BV 0.9496% 5/10/17 (a)	10,000,000	10,010,650
TransCanada PipeLines Ltd.:
1.3086% 6/30/16 (a)	14,084,000	14,086,915
1.625% 11/9/17	20,000,000	19,967,260
		171,272,201
FINANCIALS - 50.1%
Banks - 40.2%
ABN AMRO Bank NV 1.4344% 10/28/16 (a)(b)	92,372,000	92,575,218
ABN AMRO Bank NV Amsterdam BRH 1.0456% 6/6/16 (a)(b)	49,100,000	49,101,817
ANZ Banking Group Ltd. 1.3761% 11/16/18 (a)(b)	20,000,000	19,971,220
Bank of America Corp.:
0.8896% 10/14/16 (a)	25,180,000	25,150,489
1.2723% 8/25/17 (a)	18,000,000	17,950,680
3.75% 7/12/16	35,000,000	35,115,395
Bank of America NA:
1.0518% 5/8/17 (a)	6,700,000	6,706,519
1.0856% 6/5/17 (a)	23,080,000	23,112,081
Bank of Montreal 1.2288% 4/9/18 (a)	4,000,000	3,997,352
Bank of Nova Scotia 1.4584% 1/15/19 (a)	19,500,000	19,526,286
Bank of Tokyo-Mitsubishi UFJ Ltd.:
0.9435% 9/8/17 (a)(b)	10,370,000	10,326,093
1.0452% 3/10/17 (a)(b)	41,655,000	41,663,331
1.1856% 3/5/18 (a)(b)	14,900,000	14,840,489
1.2461% 9/9/16 (a)(b)	7,550,000	7,558,969
1.6524% 9/14/18 (a)(b)	16,135,000	16,156,766
Banque Federative du Credit Mutuel SA:
1.4844% 10/28/16 (a)(b)	87,275,000	87,493,711
1.4844% 1/20/17 (a)(b)	62,375,000	62,530,875
Barclays Bank PLC:
1.2076% 2/17/17 (a)	1,370,000	1,371,504
5% 9/22/16	54,000,000	54,695,358
Barclays PLC 2% 3/16/18	12,000,000	11,980,524
BB&T Corp. 1.4939% 6/15/18 (a)	21,825,000	21,961,057
BNP Paribas SA 1.2224% 12/12/16 (a)	35,000,000	35,061,915
BPCE SA:
1.1961% 11/18/16 (a)	12,900,000	12,911,455
1.4796% 2/10/17 (a)	29,875,000	29,981,923
Branch Banking & Trust Co. 1.0651% 12/1/16 (a)	10,000,000	10,010,360
Capital One NA:
1.3129% 2/5/18 (a)	16,125,000	16,107,666
1.7776% 8/17/18 (a)	30,000,000	30,196,950
Citigroup, Inc.:
1.3061% 11/15/16 (a)	18,000,000	18,013,572
1.3239% 4/27/18 (a)	10,000,000	9,992,450
1.5184% 7/30/18 (a)	25,000,000	25,051,625
1.5981% 7/25/16 (a)	40,000,000	40,046,880
Commonwealth Bank of Australia:
1.1234% 9/20/16 (a)(b)	17,000,000	17,023,188
1.4266% 11/2/18 (a)(b)	22,500,000	22,543,290
Credit Agricole SA 1.4786% 10/3/16 (a)(b)	22,920,000	22,965,221
Credit Suisse New York Branch 1.1553% 5/26/17 (a)	72,585,000	72,521,343
Fifth Third Bank:
1.1361% 11/18/16 (a)	24,825,000	24,850,793
1.15% 11/18/16	22,555,000	22,575,660
1.5456% 8/20/18 (a)	30,000,000	30,112,500
HSBC U.S.A., Inc. 1.0816% 3/3/17 (a)	39,637,000	39,600,653
Huntington National Bank 1.0631% 4/24/17 (a)	20,000,000	19,979,560
ING Bank NV:
1.1896% 3/16/18 (a)(b)	26,550,000	26,439,313
3.75% 3/7/17 (b)	22,732,000	23,162,567
Intesa Sanpaolo SpA 2.375% 1/13/17	3,000,000	3,013,707
JP Morgan Chase Bank NA 1.0324% 6/14/17 (a)	30,000,000	29,991,960
JPMorgan Chase & Co.:
1.1461% 2/15/17 (a)	2,459,000	2,460,453
1.35% 2/15/17	72,911,000	73,061,051
3.15% 7/5/16	40,020,000	40,102,921
KeyBank NA:
1.1523% 11/25/16 (a)	24,307,000	24,334,856
1.1551% 6/1/18 (a)	18,000,000	17,962,092
Lloyds Bank PLC:
1.1761% 5/14/18 (a)	30,000,000	29,844,750
1.6351% 1/22/19 (a)	20,000,000	20,002,760
Mizuho Bank Ltd. 1.2701% 3/26/18 (a)(b)	25,000,000	24,895,800
MUFG Americas Holdings Corp. 1.2018% 2/9/18 (a)	7,000,000	6,970,005
MUFG Union Bank NA:
1.3801% 9/26/16 (a)	29,615,000	29,663,806
1.5% 9/26/16	5,809,000	5,819,770
Nordea Bank AB 1.482% 9/17/18 (a)(b)	24,350,000	24,479,274
PNC Bank NA 1.0551% 6/1/18 (a)	12,300,000	12,267,442
Royal Bank of Canada 1.5% 1/16/18	15,000,000	15,022,950
Royal Bank of Scotland Group PLC 1.5686% 3/31/17 (a)	12,255,000	12,246,826
Sumitomo Mitsui Banking Corp.:
0.9488% 7/11/17 (a)	15,000,000	14,921,655
1.2129% 1/16/18 (a)	23,500,000	23,404,614
1.35% 7/11/17 (Reg. S)	26,617,000	26,606,619
1.3781% 7/23/18 (a)	21,000,000	20,928,726
Sumitomo Mitsui Trust Bank Ltd. 1.422% 9/16/16 (a)(b)	8,750,000	8,761,673
Swedbank AB 2.125% 9/29/17 (b)	21,250,000	21,404,828
U.S. Bank NA:
1.1039% 8/23/17 (a)	20,000,000	20,017,980
1.45% 1/29/18	18,500,000	18,564,639
Union Bank NA 1.0329% 5/5/17 (a)	5,000,000	4,979,355
Wells Fargo & Co.:
0.8935% 9/8/17 (a)	3,271,000	3,264,344
1.25% 7/20/16	33,555,000	33,581,274
2.1% 5/8/17	29,761,000	30,017,510
Wells Fargo Bank NA:
1.1746% 9/7/17 (a)	24,500,000	24,547,506
1.3751% 1/22/18 (a)	20,000,000	20,094,300
1.65% 1/22/18	33,800,000	33,977,180
Westpac Banking Corp.:
1.3784% 7/30/18 (a)	9,260,000	9,283,011
1.3939% 11/23/18 (a)	15,000,000	15,021,420
		1,874,451,675
Capital Markets - 5.5%
Deutsche Bank AG London Branch:
1.1441% 5/30/17 (a)	25,000,000	24,903,800
1.2366% 2/13/17 (a)	41,195,000	41,125,834
Morgan Stanley:
1.0829% 10/18/16 (a)	13,607,000	13,619,532
1.3691% 1/5/18 (a)	22,630,000	22,619,975
4.75% 3/22/17	33,663,000	34,595,095
UBS AG Stamford Branch:
1.1301% 9/26/16 (a)	25,000,000	25,026,675
1.1951% 6/1/17 (a)	30,000,000	30,032,640
1.3301% 3/26/18 (a)	65,450,000	65,516,301
		257,439,852
Consumer Finance - 2.4%
American Express Credit Corp.:
0.9056% 6/5/17 (a)	2,395,000	2,389,987
1.1484% 7/29/16 (a)	20,000,000	20,015,960
Caterpillar Financial Services Corp.:
0.8761% 11/20/17 (a)	23,250,000	23,231,261
1.5% 2/23/18	13,922,000	13,984,802
Toyota Motor Credit Corp.:
1.0106% 4/6/18 (a)	20,000,000	20,003,860
1.4451% 2/19/19 (a)	30,000,000	30,356,610
		109,982,480
Diversified Financial Services - 0.4%
Berkshire Hathaway Finance Corp. 1.1839% 3/7/18 (a)	20,000,000	20,101,700
Insurance - 1.6%
MassMutual Global Funding II 2% 4/5/17 (b)	33,783,000	34,096,202
Metropolitan Life Global Funding I 1.1584% 7/15/16 (a)(b)	5,000,000	5,002,700
New York Life Global Funding 1.0299% 4/6/18 (a)(b)	17,000,000	17,053,465
Principal Life Global Funding II 1.1351% 12/1/17 (a)(b)	5,000,000	5,007,785
Prudential Financial, Inc. 1.4061% 8/15/18 (a)	14,060,000	14,028,407
		75,188,559

TOTAL FINANCIALS		2,337,164,266

HEALTH CARE - 1.7%
Health Care Providers & Services - 0.9%
UnitedHealth Group, Inc. 1.0829% 1/17/17 (a)	39,500,000	39,567,940
Pharmaceuticals - 0.8%
Actavis Funding SCS:
1.5101% 9/1/16 (a)	25,000,000	25,031,050
1.7124% 3/12/18 (a)	14,444,000	14,499,581
		39,530,631

TOTAL HEALTH CARE		79,098,571

INDUSTRIALS - 0.5%
Machinery - 0.5%
John Deere Capital Corp. 1.2006% 1/8/19 (a)	21,500,000	21,615,090
INFORMATION TECHNOLOGY - 1.3%
Communications Equipment - 0.8%
Cisco Systems, Inc. 1.4% 2/28/18	40,000,000	40,212,400
IT Services - 0.3%
The Western Union Co. 5.93% 10/1/16	13,200,000	13,415,965
Technology Hardware, Storage & Peripherals - 0.2%
Hewlett Packard Enterprise Co. 2.3691% 10/5/17 (a)(b)	9,000,000	9,056,484

TOTAL INFORMATION TECHNOLOGY		62,684,849

MATERIALS - 0.2%
Metals & Mining - 0.2%
Rio Tinto Finance (U.S.A.) PLC 1.482% 6/17/16 (a)	10,800,000	10,803,002
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.0%
BellSouth Corp. 4.4% 4/26/17 (a)(b)	30,000,000	30,784,890
Verizon Communications, Inc. 2.1639% 9/15/16 (a)	17,000,000	17,062,101
		47,846,991
Wireless Telecommunication Services - 0.4%
Vodafone Group PLC 1.25% 9/26/17	16,637,000	16,585,858

TOTAL TELECOMMUNICATION SERVICES		64,432,849

UTILITIES - 0.9%
Electric Utilities - 0.9%
Commonwealth Edison Co. 5.95% 8/15/16	5,000,000	5,052,035
Duke Energy Corp.:
1.0086% 4/3/17 (a)	4,200,000	4,194,758
2.15% 11/15/16	18,285,000	18,387,743
Xcel Energy, Inc. 1.2% 6/1/17	14,700,000	14,683,948
		42,318,484
TOTAL NONCONVERTIBLE BONDS
(Cost $2,973,949,604)		2,975,964,523

U.S. Treasury Obligations - 2.7%
U.S. Treasury Notes 0.875% 2/28/17
(Cost $125,224,631)	125,000,000	125,169,622

Municipal Securities - 3.9%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1995, 0.75% 6/7/16, VRDN (a)(c)	200,000	200,000
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.75% 6/7/16, VRDN (a)(c)	23,160,000	23,160,000
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (WDC I LP Dev. Proj.) Series 2000, 0.57% 6/7/16, LOC SunTrust Banks, Inc., VRDN (a)(c)	250,000	250,000
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 0.75% 6/7/16, VRDN (a)(c)	8,500,000	8,500,000
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 0.6% 6/7/16, VRDN (a)(c)	9,950,000	9,950,000
Memphis-Shelby County Indl. Dev. Board Facilities Rev. Series 2007, 0.75% 6/7/16, VRDN (a)(c)	3,000,000	3,000,000
New Jersey Econ. Dev. Auth. Rev. Series 2015 YY, 3.375% 6/15/17	27,000,000	27,181,440
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.7% 6/7/16, VRDN (a)	$11,550,000	$11,550,000
Series 2010 B1, 0.7% 6/7/16, VRDN (a)	97,100,000	97,100,000
Stanton County Indl. Dev. Rev. Series 1998, 0.75% 6/7/16, VRDN (a)(c)	1,200,000	1,200,000
TOTAL MUNICIPAL SECURITIES
(Cost $181,910,000)		182,091,440

Bank Notes - 0.1%
Bank of America NA 1.25% 2/14/17
(Cost $5,757,389)	5,750,000	5,757,630

Certificates of Deposit - 4.2%
Canadian Imperial Bank of Commerce yankee 0.99% 1/25/17	20,000,000	19,992,216
Credit Agricole CIB yankee 0.78% 6/3/16	30,000,000	30,000,981
Credit Suisse AG yankee 0.9856% 6/6/16 (a)	30,000,000	30,003,090
Royal Bank of Canada yankee 0.96% 11/22/16	30,000,000	30,011,280
Toronto-Dominion Bank yankee 1% 2/6/17	85,000,000	85,012,521
TOTAL CERTIFICATES OF DEPOSIT
(Cost $195,018,516)		195,020,088

Commercial Paper - 12.8%
Bank of Nova Scotia yankee 0.91% 11/18/16	20,000,000	19,916,970
Chevron Corp. 0.7% 9/7/16	80,000,000	79,891,320
Commonwealth Bank of Australia yankee:
0.8% 9/30/16	49,385,000	49,280,235
0.82% 10/7/16	30,250,000	30,179,868
Motiva Enterprises LLC:
1.4% 6/1/16	25,000,000	24,999,705
1.4% 6/21/16	25,000,000	24,993,145
Ontario Teachers' Finance Trust yankee:
0.9% 11/9/16	35,000,000	34,882,820
0.95% 11/30/16	15,530,000	15,465,187
0.98% 12/16/16	25,000,000	24,878,390
1% 1/27/17	15,000,000	14,903,300
Toyota Motor Credit Corp. 0.78% 9/7/16	80,000,000	79,868,000
UnitedHealth Group, Inc. 0.71% 6/10/16	120,000,000	119,985,096
Westpac Banking Corp. yankee:
0.95% 12/19/16	17,010,000	16,922,955
0.98% 1/5/17	63,000,000	62,641,278
TOTAL COMMERCIAL PAPER
(Cost $598,590,708)		598,808,269
	Shares	Value

Money Market Funds - 5.6%
Fidelity Cash Central Fund, 0.40% (d)
(Cost $262,676,273)	262,676,273	262,676,273
	Maturity Amount	Value

Cash Equivalents - 7.1%
With:
Credit Suisse Securities (U.S.A.) LLC at 1.25%, dated 12/15/15 due 6/13/16 (Collateralized by U.S. Government Obligations valued at $88,061,902, 0.05% - 48.20%, 11/16/32 - 10/20/45)	85,534,201	85,010,200
Mizuho Securities U.S.A., Inc. at:
1.8%, dated 4/6/16 due 10/3/16 (Collateralized by U.S. Government Obligations valued at $61,973,040, 0.00% - 7.00%, 6/25/20 - 1/25/42)	60,540,000	60,003,000
1.88%, dated 2/19/16 due 8/17/16 (Collateralized by U.S. Government Obligations valued at $20,710,805, 3.00% - 6.77%, 9/25/27 - 3/25/43)	20,188,000	20,005,000
1.9%, dated 3/8/16 due 9/2/16 (Collateralized by U.S. Government Obligations valued at $67,250,345, 0.00% - 7.27%, 10/25/20 - 6/25/41)	65,610,639	65,010,400
Morgan Stanley & Co., Inc. at:
1.25%, dated 12/15/15 due 6/13/16 (Collateralized by U.S. Treasury Obligations valued at $25,649,697, 0.00% - 759.25%, 6/15/16 - 10/17/57)	25,157,118	25,001,750
1.41%, dated 3/4/16 due 9/1/16:
(Collateralized by Equity Securities valued at $27,099,758), (a)(e)	25,177,229	24,997,500
(Collateralized by Corporate Obligations valued at $27,099,750, 2.40% - 14.00%, 2/15/17 - 10/01/40),(a)(e)	25,177,229	24,999,250
1.55%, dated 5/19/16 due 8/17/16 (Collateralized by Equity Securities valued at $27,015,114)	25,096,875	25,007,500
TOTAL CASH EQUIVALENTS
(Cost $330,000,000)		330,034,600
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $4,673,127,121)		4,675,522,445
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(11,210,501)
NET ASSETS - 100%		$4,664,311,944

Security Type Abbreviations

VRDN – Variable Rate Demand Note (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $833,836,711 or 17.9% of net assets.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) The maturity amount is based on the rate at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$635,739
Total	$635,739

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$2,975,964,523	$--	$2,975,964,523	$--
U.S. Government and Government Agency Obligations	125,169,622	--	125,169,622	--
Municipal Securities	182,091,440	--	182,091,440	--
Bank Notes	5,757,630	--	5,757,630	--
Certificates of Deposit	195,020,088	--	195,020,088	--
Commercial Paper	598,808,269	--	598,808,269	--
Money Market Funds	262,676,273	262,676,273	--	--
Cash Equivalents	330,034,600	--	330,034,600	--
Total Investments in Securities:	$4,675,522,445	$262,676,273	$4,412,846,172	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, U.S. government and government agency obligations, commercial paper and certificates of deposit are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $4,673,626,632. Net unrealized appreciation aggregated $1,895,813, of which $4,422,419 related to appreciated investment securities and $2,526,606 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Corporate Bond Fund

May 31, 2016

CBD-QTLY-0716
1.907009.106

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 82.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 7.1%
Automobiles - 1.3%
General Motors Co.:
5% 4/1/35	$2,537,000	$2,477,381
5.2% 4/1/45	4,206,000	4,085,477
General Motors Financial Co., Inc. 3.1% 1/15/19	4,827,000	4,916,956
Volkswagen International Finance NV 2.375% 3/22/17 (a)	2,050,000	2,061,849
		13,541,663
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 5.75% 6/15/43	396,000	467,085
Hotels, Restaurants & Leisure - 0.5%
McDonald's Corp.:
2.75% 12/9/20	200,000	205,336
3.7% 1/30/26	527,000	560,123
4.7% 12/9/35	272,000	292,362
4.875% 12/9/45	4,027,000	4,461,090
		5,518,911
Household Durables - 1.5%
D.R. Horton, Inc.:
3.75% 3/1/19	4,500,000	4,623,750
4% 2/15/20	5,000,000	5,162,500
Toll Brothers Finance Corp. 4.375% 4/15/23	5,750,000	5,735,625
		15,521,875
Internet & Catalog Retail - 0.6%
Amazon.com, Inc. 4.8% 12/5/34	5,101,000	5,764,212
Media - 3.0%
21st Century Fox America, Inc.:
6.15% 2/15/41	4,800,000	5,847,278
6.9% 8/15/39	300,000	391,177
7.75% 12/1/45	111,000	156,047
CBS Corp. 2.3% 8/15/19	3,480,000	3,515,037
Comcast Corp.:
4.65% 7/15/42	2,200,000	2,406,853
6.4% 3/1/40	1,150,000	1,552,701
Discovery Communications LLC 4.875% 4/1/43	5,108,000	4,522,674
Time Warner Cable, Inc.:
5.5% 9/1/41	623,000	627,438
5.875% 11/15/40	1,648,000	1,719,833
6.55% 5/1/37	1,329,000	1,496,340
6.75% 7/1/18	700,000	763,145
7.3% 7/1/38	1,188,000	1,428,569
8.25% 4/1/19	1,856,000	2,146,986
Time Warner, Inc.:
2.1% 6/1/19	3,000,000	3,023,013
6.2% 3/15/40	1,700,000	2,022,471
Viacom, Inc. 3.5% 4/1/17	34,000	34,538
		31,654,100
Specialty Retail - 0.2%
AutoZone, Inc. 3.7% 4/15/22	253,000	265,286
Home Depot, Inc. 5.95% 4/1/41	941,000	1,242,750
Lowe's Companies, Inc. 5.125% 11/15/41	650,000	762,114
		2,270,150

TOTAL CONSUMER DISCRETIONARY		74,737,996

CONSUMER STAPLES - 4.8%
Beverages - 3.4%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	11,885,000	12,094,628
3.3% 2/1/23	2,385,000	2,451,370
3.65% 2/1/26	3,500,000	3,637,183
4.7% 2/1/36	2,258,000	2,439,839
4.9% 2/1/46	2,583,000	2,878,578
Constellation Brands, Inc.:
3.75% 5/1/21	2,000,000	2,070,000
4.25% 5/1/23	3,315,000	3,414,450
Heineken NV 4% 10/1/42 (a)	96,000	93,271
PepsiCo, Inc. 4.25% 10/22/44	6,629,000	7,017,367
		36,096,686
Food & Staples Retailing - 0.1%
Walgreens Boots Alliance, Inc. 1.75% 5/30/18	1,456,000	1,457,567
Food Products - 0.2%
The J.M. Smucker Co. 2.5% 3/15/20	1,642,000	1,672,196
Tobacco - 1.1%
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (a)	4,575,000	4,778,848
4.25% 7/21/25 (a)	1,134,000	1,210,765
Philip Morris International, Inc. 4.375% 11/15/41	2,100,000	2,219,662
Reynolds American, Inc.:
2.3% 6/12/18	528,000	535,729
3.25% 6/12/20	235,000	244,874
4% 6/12/22	366,000	393,305
4.45% 6/12/25	585,000	641,850
5.7% 8/15/35	304,000	357,189
5.85% 8/15/45	1,267,000	1,546,527
		11,928,749

TOTAL CONSUMER STAPLES		51,155,198

ENERGY - 12.4%
Energy Equipment & Services - 2.9%
DCP Midstream LLC:
4.75% 9/30/21 (a)	158,000	145,755
5.35% 3/15/20 (a)	10,096,000	9,718,702
5.85% 5/21/43 (a)(b)	7,500,000	5,100,000
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	3,292,000	3,401,048
6.5% 4/1/20	658,000	714,448
Ensco PLC:
5.2% 3/15/25	1,787,000	1,187,462
5.75% 10/1/44	561,000	326,783
Schlumberger Holdings Corp. 3.625% 12/21/22 (a)	10,105,000	10,464,071
		31,058,269
Oil, Gas & Consumable Fuels - 9.5%
Anadarko Petroleum Corp.:
4.85% 3/15/21	292,000	302,586
5.55% 3/15/26	744,000	793,032
6.375% 9/15/17	459,000	482,962
6.6% 3/15/46	2,986,000	3,319,259
Apache Corp. 4.75% 4/15/43	3,233,000	3,096,399
Boardwalk Pipelines LP 4.95% 12/15/24	4,120,000	3,915,281
BP Capital Markets PLC:
1.676% 5/3/19	482,000	481,767
3.119% 5/4/26	3,774,000	3,765,909
Canadian Natural Resources Ltd.:
3.9% 2/1/25	4,325,000	3,992,126
6.25% 3/15/38	4,352,000	4,231,410
Cenovus Energy, Inc.:
3.8% 9/15/23	5,000,000	4,457,950
5.7% 10/15/19	1,189,000	1,216,863
DCP Midstream Operating LP:
2.5% 12/1/17	370,000	361,675
2.7% 4/1/19	64,000	59,939
3.875% 3/15/23	222,000	197,025
4.95% 4/1/22	1,925,000	1,843,188
5.6% 4/1/44	340,000	279,650
Devon Energy Corp. 2.25% 12/15/18	910,000	873,467
El Paso Natural Gas Co. 5.95% 4/15/17	492,000	506,411
Enbridge Energy Partners LP 4.2% 9/15/21	140,000	140,879
EnLink Midstream Partners LP 2.7% 4/1/19	1,021,000	948,886
Enterprise Products Operating LP:
2.55% 10/15/19	163,000	165,380
3.75% 2/15/25	547,000	557,249
4.85% 3/15/44	2,023,000	1,997,049
4.95% 10/15/54	2,437,000	2,261,324
Exxon Mobil Corp.:
3.043% 3/1/26	5,024,000	5,165,611
4.114% 3/1/46	5,034,000	5,353,206
Kinder Morgan Energy Partners LP:
3.5% 3/1/21	338,000	331,217
3.95% 9/1/22	518,000	507,437
4.25% 9/1/24	181,000	176,103
5.5% 3/1/44	1,641,000	1,482,591
Kinder Morgan, Inc.:
3.05% 12/1/19	3,907,000	3,893,404
5% 2/15/21 (a)	562,000	580,669
Marathon Petroleum Corp. 2.7% 12/14/18	247,000	250,459
ONEOK Partners LP 2% 10/1/17	2,822,000	2,802,221
Petro-Canada 6.05% 5/15/18	4,470,000	4,785,434
Petroleos Mexicanos:
3.5% 7/18/18	959,000	961,877
5.5% 2/4/19 (a)	1,440,000	1,504,080
5.5% 1/21/21	545,000	566,119
6% 3/5/20	116,000	123,120
6.375% 2/4/21 (a)	3,870,000	4,150,962
6.375% 1/23/45	937,000	877,313
6.875% 8/4/26 (a)	2,930,000	3,183,738
Phillips 66 Co.:
2.95% 5/1/17	2,767,000	2,811,087
4.3% 4/1/22	300,000	321,180
Plains All American Pipeline LP/PAA Finance Corp. 3.6% 11/1/24	5,000,000	4,432,600
Southeast Supply Header LLC 4.25% 6/15/24 (a)	667,000	645,252
Spectra Energy Capital, LLC 5.65% 3/1/20	56,000	59,326
Spectra Energy Partners LP:
2.95% 6/15/16	452,000	452,192
4.6% 6/15/21	414,000	439,732
The Williams Companies, Inc. 5.75% 6/24/44	4,911,000	4,002,465
TransCanada PipeLines Ltd. 3.125% 1/15/19	933,000	953,788
Western Gas Partners LP:
2.6% 8/15/18	858,000	832,511
5.375% 6/1/21	1,273,000	1,281,574
Williams Partners LP:
3.35% 8/15/22	2,500,000	2,156,358
4% 9/15/25	5,000,000	4,314,915
4.3% 3/4/24	491,000	436,884
		100,083,091

TOTAL ENERGY		131,141,360

FINANCIALS - 37.4%
Banks - 13.5%
Bank of America Corp.:
3.95% 4/21/25	4,128,000	4,121,841
4% 1/22/25	3,277,000	3,283,315
4.2% 8/26/24	10,942,000	11,173,336
Bank of Nova Scotia 4.5% 12/16/25	7,405,000	7,614,984
Barclays PLC 3.65% 3/16/25	4,116,000	3,991,108
BNP Paribas SA 4.25% 10/15/24	6,500,000	6,641,583
BPCE SA 5.15% 7/21/24 (a)	6,475,000	6,673,912
Citigroup, Inc.:
4.05% 7/30/22	316,000	329,403
4.4% 6/10/25	1,221,000	1,254,357
5.5% 9/13/25	1,317,000	1,450,379
8.125% 7/15/39	1,924,000	2,909,434
Citizens Bank NA 2.55% 5/13/21	338,000	337,374
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	517,000	532,524
Credit Agricole SA 4.375% 3/17/25 (a)	3,636,000	3,631,713
Credit Suisse Group Funding Guernsey Ltd. 4.55% 4/17/26 (a)	5,136,000	5,282,063
Credit Suisse New York Branch 3% 10/29/21	1,550,000	1,572,887
Discover Bank:
2% 2/21/18	3,900,000	3,890,784
7% 4/15/20	2,391,000	2,699,807
Fifth Third Bancorp:
4.3% 1/16/24	4,001,000	4,221,411
5.45% 1/15/17	1,232,000	1,262,417
8.25% 3/1/38	3,848,000	5,574,605
Huntington Bancshares, Inc.:
3.15% 3/14/21	2,201,000	2,255,902
7% 12/15/20	1,087,000	1,258,163
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	7,245,000	6,865,558
5.71% 1/15/26 (a)	1,569,000	1,542,487
JPMorgan Chase & Co. 3.875% 2/1/24	5,000,000	5,327,915
PNC Bank NA 2.15% 4/29/21	10,000,000	10,025,650
Rabobank Nederland 4.625% 12/1/23	4,531,000	4,798,664
Regions Bank 6.45% 6/26/37	2,611,000	3,100,957
Regions Financial Corp.:
2% 5/15/18	558,000	557,839
3.2% 2/8/21	614,000	620,491
Royal Bank of Canada 4.65% 1/27/26	1,181,000	1,233,383
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	3,640,000	3,595,814
6% 12/19/23	5,228,000	5,450,033
6.1% 6/10/23	1,000,000	1,046,630
6.125% 12/15/22	5,972,000	6,338,233
SunTrust Banks, Inc. 2.5% 5/1/19	5,184,000	5,258,059
Wells Fargo & Co. 4.65% 11/4/44	4,700,000	4,858,738
		142,583,753
Capital Markets - 5.8%
Blackstone Holdings Finance Co. LLC 4.45% 7/15/45 (a)	8,385,000	8,038,792
Credit Suisse AG 6% 2/15/18	122,000	128,963
Deutsche Bank AG 4.5% 4/1/25	5,594,000	5,189,621
Goldman Sachs Group, Inc.:
3.75% 5/22/25	6,000,000	6,175,002
3.75% 2/25/26	5,000,000	5,143,720
4.25% 10/21/25	4,750,000	4,837,490
5.25% 7/27/21	1,227,000	1,372,542
Janus Capital Group, Inc. 4.875% 8/1/25	1,450,000	1,534,709
Lazard Group LLC 6.85% 6/15/17	31,000	32,509
Merrill Lynch & Co., Inc. 6.11% 1/29/37	2,269,000	2,623,568
Morgan Stanley:
3.875% 1/27/26	5,020,000	5,245,965
4.3% 1/27/45	948,000	963,270
4.875% 11/1/22	9,466,000	10,269,569
5.5% 7/28/21	1,222,000	1,375,327
5.75% 1/25/21	557,000	631,413
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	7,500,000	7,556,505
		61,118,965
Consumer Finance - 4.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.95% 2/1/22	7,500,000	7,492,500
Ally Financial, Inc.:
4.125% 2/13/22	5,560,000	5,539,150
4.75% 9/10/18	4,500,000	4,623,750
Discover Financial Services:
3.85% 11/21/22	2,538,000	2,570,865
5.2% 4/27/22	2,355,000	2,545,522
Ford Motor Credit Co. LLC:
1.5% 1/17/17	599,000	599,683
2.597% 11/4/19	4,950,000	5,024,933
Hyundai Capital America:
2.125% 10/2/17 (a)	197,000	197,983
2.55% 2/6/19 (a)	3,163,000	3,203,161
2.875% 8/9/18 (a)	4,930,000	5,017,705
Synchrony Financial 2.6% 1/15/19	5,000,000	5,033,120
		41,848,372
Diversified Financial Services - 4.1%
Berkshire Hathaway Finance Corp. 4.4% 5/15/42	107,000	116,511
Berkshire Hathaway, Inc. 2.75% 3/15/23	5,090,000	5,216,349
CME Group, Inc. 5.3% 9/15/43	3,050,000	3,728,915
General Electric Capital Corp. 5.875% 1/14/38	150,000	196,945
ING U.S., Inc.:
5.5% 7/15/22	2,028,000	2,264,268
5.7% 7/15/43	2,607,000	2,963,489
McGraw Hill Financial, Inc.:
3.3% 8/14/20	4,913,000	5,077,453
4% 6/15/25	6,038,000	6,444,593
Moody's Corp.:
2.75% 7/15/19	6,920,000	7,084,198
5.25% 7/15/44	3,386,000	3,881,006
USAA Capital Corp. 2% 6/1/21 (a)	6,691,000	6,683,660
		43,657,387
Insurance - 5.6%
ACE INA Holdings, Inc.:
2.3% 11/3/20	672,000	683,569
2.875% 11/3/22	641,000	658,513
3.35% 5/3/26	516,000	541,082
4.35% 11/3/45	525,000	573,760
American International Group, Inc.:
4.375% 1/15/55	2,685,000	2,389,263
4.5% 7/16/44	5,833,000	5,550,974
Aon Corp. 6.25% 9/30/40	253,000	309,750
Aon PLC:
3.5% 6/14/24	2,830,000	2,851,398
4.75% 5/15/45	6,000,000	6,218,316
Assurant, Inc. 2.5% 3/15/18	3,842,000	3,877,039
Five Corners Funding Trust 4.419% 11/15/23 (a)	4,111,000	4,363,703
Great-West Life & Annuity Insurance Co. 3.1641% 5/16/46 (a)(b)	66,000	58,245
Hartford Financial Services Group, Inc.:
4.3% 4/15/43	1,211,000	1,157,866
8.125% 6/15/38 (b)	4,915,000	5,320,488
Liberty Mutual Group, Inc. 4.95% 5/1/22 (a)	5,250,000	5,722,264
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	1,643,000	1,810,390
Massachusetts Mutual Life Insurance Co.:
4.5% 4/15/65 (a)	2,264,000	2,066,004
5.375% 12/1/41 (a)	148,000	167,170
Pacific LifeCorp:
5.125% 1/30/43 (a)	1,285,000	1,337,114
6% 2/10/20 (a)	902,000	1,000,653
Pricoa Global Funding I 5.625% 6/15/43 (b)	5,000,000	5,269,000
Prudential Financial, Inc. 5.625% 5/12/41	1,170,000	1,319,147
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	287,000	291,554
Unum Group:
5.625% 9/15/20	1,846,000	2,034,165
5.75% 8/15/42	3,748,000	3,976,021
7.125% 9/30/16	106,000	107,945
		59,655,393
Real Estate Investment Trusts - 1.7%
Camden Property Trust 4.25% 1/15/24	758,000	809,680
CommonWealth REIT 5.875% 9/15/20	1,260,000	1,372,042
Corporate Office Properties LP:
3.6% 5/15/23	2,201,000	2,078,668
3.7% 6/15/21	476,000	472,529
DDR Corp.:
4.625% 7/15/22	391,000	416,041
4.75% 4/15/18	1,764,000	1,843,717
7.5% 4/1/17	4,000,000	4,188,364
Duke Realty LP:
3.875% 10/15/22	403,000	417,493
4.375% 6/15/22	206,000	219,147
6.75% 3/15/20	1,295,000	1,481,846
Equity One, Inc. 3.75% 11/15/22	3,000,000	2,994,447
Health Care REIT, Inc.:
2.25% 3/15/18	324,000	326,001
4.7% 9/15/17	548,000	567,009
Lexington Corporate Properties Trust 4.4% 6/15/24	250,000	251,464
Retail Opportunity Investments Partnership LP 5% 12/15/23	167,000	171,374
		17,609,822
Real Estate Management & Development - 2.7%
Brandywine Operating Partnership LP:
3.95% 2/15/23	2,017,000	2,023,130
4.1% 10/1/24	3,000,000	3,009,468
4.55% 10/1/29	2,014,000	2,023,105
4.95% 4/15/18	290,000	302,950
Essex Portfolio LP 5.5% 3/15/17	3,479,000	3,581,370
Liberty Property LP:
3.375% 6/15/23	1,087,000	1,079,008
4.125% 6/15/22	1,832,000	1,913,737
4.4% 2/15/24	1,039,000	1,097,499
4.75% 10/1/20	752,000	812,312
5.5% 12/15/16	2,436,000	2,486,644
6.625% 10/1/17	1,960,000	2,080,019
Mack-Cali Realty LP:
2.5% 12/15/17	488,000	488,493
3.15% 5/15/23	922,000	824,761
4.5% 4/18/22	94,000	94,319
7.75% 8/15/19	126,000	141,879
Mid-America Apartments LP 4.3% 10/15/23	180,000	190,394
Post Apartment Homes LP 3.375% 12/1/22	4,905,000	4,890,746
Tanger Properties LP:
3.875% 12/1/23	398,000	407,396
6.125% 6/1/20	661,000	747,218
Ventas Realty LP 4.125% 1/15/26	345,000	360,984
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	508,000	508,618
		29,064,050

TOTAL FINANCIALS		395,537,742

HEALTH CARE - 4.6%
Biotechnology - 0.8%
AbbVie, Inc.:
1.75% 11/6/17	999,000	1,001,122
2.5% 5/14/20	1,885,000	1,902,040
3.2% 11/6/22	1,183,000	1,203,076
3.6% 5/14/25	1,758,000	1,801,377
4.4% 11/6/42	627,000	617,874
4.5% 5/14/35	1,694,000	1,720,052
		8,245,541
Health Care Equipment & Supplies - 0.5%
Becton, Dickinson & Co. 4.685% 12/15/44	288,000	314,948
Medtronic, Inc. 3.15% 3/15/22	4,650,000	4,893,581
		5,208,529
Health Care Providers & Services - 1.3%
Express Scripts Holding Co. 4.75% 11/15/21	3,000,000	3,305,841
UnitedHealth Group, Inc.:
3.35% 7/15/22	378,000	398,969
3.75% 7/15/25	2,607,000	2,807,121
3.95% 10/15/42	132,000	134,374
4.25% 3/15/43	2,500,000	2,627,878
4.625% 7/15/35	745,000	834,366
4.625% 11/15/41	965,000	1,058,916
4.75% 7/15/45	1,829,000	2,089,173
WellPoint, Inc.:
1.875% 1/15/18	288,000	288,945
2.375% 2/15/17	810,000	816,363
		14,361,946
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
2.15% 12/14/18	509,000	512,759
4.15% 2/1/24	248,000	265,822
5.3% 2/1/44	103,000	116,067
		894,648
Pharmaceuticals - 1.9%
Actavis Funding SCS 4.55% 3/15/35	5,473,000	5,393,083
Mylan N.V.:
2.6% 6/9/19 (a)	555,000	554,378
4.1% 6/9/26 (a)	5,572,000	5,529,151
Perrigo Co. PLC 3.5% 3/15/21	806,000	819,566
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	7,416,000	7,427,836
Zoetis, Inc.:
1.875% 2/1/18	123,000	122,892
3.45% 11/13/20	286,000	293,612
		20,140,518

TOTAL HEALTH CARE		48,851,182

INDUSTRIALS - 2.2%
Aerospace & Defense - 0.4%
BAE Systems Holdings, Inc. 2.85% 12/15/20 (a)	3,251,000	3,293,881
L-3 Communications Corp. 3.95% 5/28/24	1,026,000	1,038,366
		4,332,247
Airlines - 0.1%
Aviation Capital Group Corp. 4.625% 1/31/18 (a)	549,000	562,039
Continental Airlines, Inc. 6.648% 3/15/19	18,528	19,002
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	39,094	40,267
8.36% 1/20/19	24,855	26,237
		647,545
Building Products - 0.1%
Masco Corp. 3.5% 4/1/21	972,000	984,150
Industrial Conglomerates - 0.7%
General Electric Co. 4.125% 10/9/42	434,000	459,461
Roper Technologies, Inc. 2.05% 10/1/18	7,475,000	7,537,655
		7,997,116
Machinery - 0.1%
Ingersoll-Rand Luxembourg Finance SA:
2.625% 5/1/20	270,000	271,011
4.65% 11/1/44	559,000	573,706
		844,717
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC:
4.15% 4/1/45	1,008,000	1,048,266
4.4% 3/15/42	2,500,000	2,662,453
		3,710,719
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
2.125% 1/15/18	408,000	407,490
3.75% 2/1/22	1,086,000	1,101,815
3.875% 4/1/21	3,305,000	3,410,628
		4,919,933

TOTAL INDUSTRIALS		23,436,427

INFORMATION TECHNOLOGY - 3.2%
Electronic Equipment & Components - 1.6%
Amphenol Corp. 3.125% 9/15/21	264,000	267,824
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (a)(c)	3,590,000	3,665,354
6.02% 6/15/26 (a)(c)	3,770,000	3,804,085
8.35% 7/15/46 (a)(c)	3,801,000	3,864,701
Tyco Electronics Group SA:
2.375% 12/17/18	185,000	186,239
6.55% 10/1/17	4,758,000	5,068,350
		16,856,553
IT Services - 0.1%
The Western Union Co. 2.875% 12/10/17	926,000	940,220
Software - 0.8%
Oracle Corp.:
3.25% 5/15/30	4,148,000	4,276,443
4.375% 5/15/55	4,148,000	4,156,441
5.375% 7/15/40	240,000	288,528
		8,721,412
Technology Hardware, Storage & Peripherals - 0.7%
Hewlett Packard Enterprise Co.:
4.4% 10/15/22 (a)	3,420,000	3,615,303
6.2% 10/15/35 (a)	3,426,000	3,332,885
		6,948,188

TOTAL INFORMATION TECHNOLOGY		33,466,373

MATERIALS - 0.7%
Chemicals - 0.5%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (a)	5,220,000	5,186,274
Ecolab, Inc. 1.45% 12/8/17	434,000	434,104
		5,620,378
Metals & Mining - 0.2%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	407,000	425,315
6.75% 10/19/75 (a)(b)	1,010,000	1,050,400
		1,475,715

TOTAL MATERIALS		7,096,093

TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.:
2.8% 2/17/21	4,900,000	4,966,121
4.5% 5/15/35	4,270,000	4,270,337
4.75% 5/15/46	2,316,000	2,296,453
5.55% 8/15/41	2,700,000	2,944,347
British Telecommunications PLC 2.35% 2/14/19	4,623,000	4,703,810
Verizon Communications, Inc.:
2.45% 11/1/22	634,000	628,774
3.5% 11/1/21	1,420,000	1,500,571
4.6% 4/1/21	460,000	510,475
5.012% 8/21/54	6,001,000	6,202,322
		28,023,210
Wireless Telecommunication Services - 0.5%
Rogers Communications, Inc. 4.1% 10/1/23	4,398,000	4,786,102

TOTAL TELECOMMUNICATION SERVICES		32,809,312

UTILITIES - 7.1%
Electric Utilities - 4.2%
Cleco Corporate Holdings LLC 3.743% 5/1/26 (a)	1,215,000	1,212,525
Cleveland Electric Illuminating Co. 5.7% 4/1/17	223,000	230,410
DPL, Inc. 6.75% 10/1/19	3,400,000	3,485,000
Duke Energy Industries, Inc. 4.9% 7/15/43	3,000,000	3,513,294
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	500,000	563,456
6.4% 9/15/20 (a)	1,310,000	1,489,919
FirstEnergy Corp.:
2.75% 3/15/18	699,000	704,046
4.25% 3/15/23	1,919,000	1,980,769
7.375% 11/15/31	6,732,000	8,202,646
Indiana Michigan Power Co. 4.55% 3/15/46	1,274,000	1,356,100
IPALCO Enterprises, Inc. 3.45% 7/15/20	1,894,000	1,912,940
Nevada Power Co. 6.65% 4/1/36	500,000	669,808
Southern Co.:
1.55% 7/1/18	11,192,000	11,201,715
1.85% 7/1/19	6,599,000	6,615,372
Tampa Electric Co. 6.55% 5/15/36	500,000	667,231
TECO Finance, Inc. 5.15% 3/15/20	114,000	124,789
Xcel Energy, Inc. 4.8% 9/15/41	554,000	612,326
		44,542,346
Gas Utilities - 0.7%
Boston Gas Co. 4.487% 2/15/42 (a)	2,000,000	2,094,460
Florida Gas Transmission Co. LLC 4.35% 7/15/25 (a)	5,023,000	4,853,866
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	18,000	18,090
		6,966,416
Independent Power and Renewable Electricity Producers - 0.3%
TransAlta Corp. 1.9% 6/3/17	3,700,000	3,644,611
Multi-Utilities - 1.9%
Consolidated Edison, Inc. 2% 5/15/21	744,000	738,328
Dominion Resources, Inc.:
2.9286% 9/30/66 (b)	7,158,000	5,297,836
7.5% 6/30/66 (b)	145,000	121,075
NiSource Finance Corp.:
5.25% 2/15/43	234,000	266,856
5.95% 6/15/41	1,493,000	1,808,407
6.4% 3/15/18	24,000	25,892
Puget Energy, Inc.:
3.65% 5/15/25	2,935,000	2,959,243
5.625% 7/15/22	4,240,000	4,730,352
6.5% 12/15/20	613,000	705,525
Sempra Energy:
2.3% 4/1/17	3,024,000	3,046,514
2.875% 10/1/22	224,000	225,433
Wisconsin Energy Corp. 6.25% 5/15/67 (b)	117,000	96,233
		20,021,694

TOTAL UTILITIES		75,175,067

TOTAL NONCONVERTIBLE BONDS
(Cost $861,851,055)		873,406,750

U.S. Treasury Obligations - 2.7%
U.S. Treasury Bonds:
2.5% 2/15/46	$2,224,000	$2,157,193
3% 11/15/45	21,906,000	23,530,122
U.S. Treasury Notes 2.25% 11/15/25	2,660,000	2,754,244
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $28,388,667)		28,441,559

Municipal Securities - 0.6%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	280,000	445,782
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	40,000	59,580
7.5% 4/1/34	1,165,000	1,745,974
7.55% 4/1/39	1,815,000	2,802,741
7.625% 3/1/40	345,000	529,606
Chicago Gen. Oblig. (Taxable Proj.) Series 2012 B, 5.432% 1/1/42	160,000	131,765
TOTAL MUNICIPAL SECURITIES
(Cost $4,888,767)		5,715,448

Bank Notes - 2.4%
Capital One Bank NA 2.3% 6/5/19	5,000,000	5,001,935
JPMorgan Chase Bank 6% 10/1/17	10,850,000	11,474,591
Marshall & Ilsley Bank 5% 1/17/17	1,027,000	1,048,075
Regions Bank 7.5% 5/15/18	7,499,000	8,181,701
TOTAL BANK NOTES
(Cost $25,363,809)		25,706,302
	Shares	Value

Fixed-Income Funds - 4.1%
Fidelity Specialized High Income Central Fund (d)
(Cost $44,809,535)	429,217	42,908,786
	Principal Amount	Value

Preferred Securities - 1.3%
FINANCIALS - 1.3%
Banks - 1.3%
Barclays Bank PLC 7.625% 11/21/22	12,560,000	13,734,727
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346%(b)(e)	102,000	104,511
TOTAL PREFERRED SECURITIES
(Cost $14,577,432)		13,839,238
	Shares	Value

Money Market Funds - 7.4%
Fidelity Cash Central Fund, 0.40% (f)
(Cost $78,599,423)	78,599,423	78,599,423
TOTAL INVESTMENT PORTFOLIO - 101.1%
(Cost $1,058,478,688)		1,068,617,506
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(11,661,965)
NET ASSETS - 100%		$1,056,955,541

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $158,968,724 or 15.0% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$136,315
Fidelity Specialized High Income Central Fund	1,754,308
Total	$1,890,623

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$41,748,012	$1,754,308	$--	$42,908,786	5.2%
Total	$41,748,012	$1,754,308	$--	$42,908,786

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$873,406,750	$--	$873,406,750	$--
U.S. Government and Government Agency Obligations	28,441,559	--	28,441,559	--
Municipal Securities	5,715,448	--	5,715,448	--
Bank Notes	25,706,302	--	25,706,302	--
Fixed-Income Funds	42,908,786	42,908,786	--	--
Preferred Securities	13,839,238	--	13,839,238	--
Money Market Funds	78,599,423	78,599,423	--	--
Total Investments in Securities:	$1,068,617,506	$121,508,209	$947,109,297	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors.Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $1,057,954,633. Net unrealized appreciation aggregated $10,662,873, of which $27,505,125 related to appreciated investment securities and $16,842,252 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Intermediate Bond Fund

May 31, 2016

IBF-QTLY-0716
1.804838.112

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 50.2%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 4.2%
Automobiles - 1.4%
Daimler Finance North America LLC 2.25% 9/3/19 (a)	$17,149	$17,362
General Motors Financial Co., Inc.:
2.4% 4/10/18	6,610	6,632
3.1% 1/15/19	4,690	4,777
3.15% 1/15/20	6,680	6,748
Volkswagen Group of America Finance LLC:
2.125% 5/23/19 (a)	3,670	3,649
2.45% 11/20/19 (a)	6,500	6,501
		45,669
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 2.75% 12/9/20	610	626
Household Durables - 0.6%
D.R. Horton, Inc. 4% 2/15/20	8,000	8,260
Toll Brothers Finance Corp.:
4% 12/31/18	5,175	5,369
4.875% 11/15/25	4,400	4,455
		18,084
Media - 1.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.908% 7/23/25 (a)	4,820	5,165
Comcast Corp.:
4.95% 6/15/16	2,432	2,435
5.15% 3/1/20	4,685	5,263
5.7% 5/15/18	355	386
COX Communications, Inc. 6.25% 6/1/18 (a)	4,000	4,269
Discovery Communications LLC 3.25% 4/1/23	563	544
NBCUniversal, Inc. 5.15% 4/30/20	6,800	7,662
Time Warner Cable, Inc.:
5.85% 5/1/17	8,733	9,051
6.75% 7/1/18	7,189	7,837
8.25% 4/1/19	2,550	2,950
Time Warner, Inc. 4.875% 3/15/20	5,060	5,551
Viacom, Inc.:
3.5% 4/1/17	3,145	3,195
6.125% 10/5/17	3,071	3,232
		57,540
Specialty Retail - 0.4%
AutoZone, Inc. 3.7% 4/15/22	3,290	3,450
Lowe's Companies, Inc. 4.625% 4/15/20	4,793	5,244
TJX Companies, Inc. 2.75% 6/15/21	3,201	3,315
		12,009

TOTAL CONSUMER DISCRETIONARY		133,928

CONSUMER STAPLES - 3.3%
Beverages - 1.3%
Anheuser-Busch InBev Finance, Inc.:
2.15% 2/1/19	6,585	6,656
2.65% 2/1/21	6,659	6,776
3.3% 2/1/23	7,172	7,372
3.65% 2/1/26	7,780	8,085
SABMiller Holdings, Inc.:
2.2% 8/1/18 (a)	3,580	3,621
2.45% 1/15/17 (a)	8,430	8,494
		41,004
Food & Staples Retailing - 0.4%
CVS Health Corp.:
2.8% 7/20/20	2,854	2,935
3.5% 7/20/22	1,679	1,771
4.125% 5/15/21	4,367	4,721
Walgreens Boots Alliance, Inc. 1.75% 5/30/18	4,482	4,487
		13,914
Food Products - 0.5%
Cargill, Inc.:
3.25% 11/15/21 (a)	4,000	4,190
6% 11/27/17 (a)	781	834
Kraft Foods Group, Inc. 2.25% 6/5/17	4,150	4,190
Tyson Foods, Inc. 2.65% 8/15/19	3,500	3,583
William Wrigley Jr. Co. 2% 10/20/17 (a)	2,937	2,963
		15,760
Tobacco - 1.1%
BAT International Finance PLC:
2.75% 6/15/20 (a)	6,420	6,603
3.5% 6/15/22 (a)	4,810	5,092
Imperial Tobacco Finance PLC 3.75% 7/21/22 (a)	4,789	5,002
Philip Morris International, Inc. 4.5% 3/26/20	6,800	7,508
Reynolds American, Inc.:
3.25% 6/12/20	638	665
4% 6/12/22	2,191	2,354
4.45% 6/12/25	4,820	5,288
5.7% 8/15/35	824	968
		33,480

TOTAL CONSUMER STAPLES		104,158

ENERGY - 5.4%
Energy Equipment & Services - 0.7%
DCP Midstream LLC 5.35% 3/15/20 (a)	4,118	3,964
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	5,067	5,502
Halliburton Co.:
3.8% 11/15/25	1,675	1,694
6.15% 9/15/19	2,601	2,907
Nabors Industries, Inc. 2.35% 9/15/16	1,770	1,771
Noble Holding International Ltd.:
2.5% 3/15/17	1,741	1,693
5.95% 4/1/25	401	294
Petrofac Ltd. 3.4% 10/10/18 (a)	4,400	4,262
		22,087
Oil, Gas & Consumable Fuels - 4.7%
Anadarko Petroleum Corp. 6.375% 9/15/17	500	526
BG Energy Capital PLC 2.875% 10/15/16 (a)	4,300	4,320
Boardwalk Pipelines LP 4.95% 12/15/24	4,140	3,934
BP Capital Markets PLC:
2.315% 2/13/20	4,980	5,043
2.521% 1/15/20	3,410	3,472
3.245% 5/6/22	4,160	4,286
Canadian Natural Resources Ltd. 3.9% 2/1/25	3,400	3,138
Cenovus Energy, Inc. 5.7% 10/15/19	7,250	7,420
Columbia Pipeline Group, Inc. 3.3% 6/1/20	2,974	2,983
ConocoPhillips Co. 2.2% 5/15/20	3,712	3,698
DCP Midstream Operating LP:
2.5% 12/1/17	1,922	1,879
2.7% 4/1/19	1,120	1,049
3.875% 3/15/23	3,530	3,133
Devon Energy Corp. 2.25% 12/15/18	3,355	3,220
El Paso Natural Gas Co. 5.95% 4/15/17	178	183
Enbridge Energy Partners LP 4.2% 9/15/21	4,308	4,335
Enterprise Products Operating LP:
2.55% 10/15/19	693	703
4.05% 2/15/22	4,350	4,590
Exxon Mobil Corp.:
2.222% 3/1/21	6,250	6,331
2.726% 3/1/23	4,879	4,971
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (a)	170	170
Kinder Morgan Energy Partners LP:
2.65% 2/1/19	4,636	4,592
3.95% 9/1/22	775	759
Kinder Morgan, Inc. 2% 12/1/17	1,246	1,232
MPLX LP 4% 2/15/25	500	449
Petro-Canada 6.05% 5/15/18	1,874	2,006
Petroleos Mexicanos 3.5% 1/30/23	3,205	2,917
Phillips 66 Co. 2.95% 5/1/17	8,400	8,534
Plains All American Pipeline LP/PAA Finance Corp.:
2.6% 12/15/19	4,350	4,127
5.75% 1/15/20	6,268	6,578
Schlumberger Investment SA 1.25% 8/1/17 (a)	6,000	5,987
Shell International Finance BV 2.125% 5/11/20	4,895	4,914
Southeast Supply Header LLC 4.25% 6/15/24 (a)	3,066	2,966
Spectra Energy Capital, LLC 5.65% 3/1/20	237	251
Suncor Energy, Inc. 6.1% 6/1/18	5,571	5,966
The Williams Companies, Inc.:
3.7% 1/15/23	1,003	845
4.55% 6/24/24	4,547	3,967
Total Capital International SA 2.125% 1/10/19	8,195	8,296
TransCanada PipeLines Ltd. 3.125% 1/15/19	2,847	2,910
Western Gas Partners LP:
2.6% 8/15/18	3,512	3,408
5.375% 6/1/21	4,300	4,329
Williams Partners LP 4.3% 3/4/24	4,990	4,440
		148,857

TOTAL ENERGY		170,944

FINANCIALS - 24.6%
Banks - 10.7%
Bank of America Corp.:
2.625% 4/19/21	4,740	4,758
2.65% 4/1/19	7,598	7,735
3.875% 3/22/17	326	333
4.2% 8/26/24	3,440	3,513
4.25% 10/22/26	3,412	3,463
4.45% 3/3/26	3,485	3,597
5.875% 1/5/21	5,905	6,726
Bank of Montreal 2.5% 1/11/17	4,210	4,244
Bank of Nova Scotia:
2.8% 7/21/21	3,440	3,545
4.5% 12/16/25	6,400	6,581
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.65% 2/26/18 (a)	4,760	4,753
2.3% 3/5/20 (a)	3,320	3,337
Barclays PLC:
2.75% 11/8/19	2,863	2,859
2.875% 6/8/20	4,810	4,779
3.25% 1/12/21	3,509	3,538
BNP Paribas 2.375% 9/14/17	6,400	6,468
BNP Paribas SA 2.45% 3/17/19	3,370	3,421
Capital One NA 2.95% 7/23/21	3,430	3,486
CIT Group, Inc. 3.875% 2/19/19	7,345	7,379
Citigroup, Inc.:
1.75% 5/1/18	6,000	6,001
2.15% 7/30/18	6,591	6,640
4.4% 6/10/25	3,290	3,380
4.6% 3/9/26	3,280	3,404
Citizens Bank NA:
2.45% 12/4/19	6,790	6,824
2.55% 5/13/21	4,261	4,253
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	1,271	1,309
Comerica, Inc. 2.125% 5/23/19	2,052	2,046
Commonwealth Bank of Australia:
2.25% 3/13/19	8,340	8,444
2.3% 9/6/19	3,440	3,486
2.55% 3/15/21	3,120	3,185
Credit Suisse New York Branch 3% 10/29/21	3,500	3,552
Discover Bank 2% 2/21/18	8,400	8,380
Fifth Third Bancorp:
2.875% 7/27/20	3,200	3,253
4.5% 6/1/18	440	461
First Horizon National Corp. 3.5% 12/15/20	7,958	7,980
HBOS PLC 6.75% 5/21/18 (a)	3,004	3,231
HSBC Bank PLC 1.5% 5/15/18 (a)	3,890	3,883
HSBC Holdings PLC:
2.95% 5/25/21	4,790	4,804
4% 3/30/22	3,778	3,970
5.1% 4/5/21	4,270	4,687
HSBC U.S.A., Inc. 2.625% 9/24/18	1,804	1,835
Huntington Bancshares, Inc.:
3.15% 3/14/21	4,700	4,817
7% 12/15/20	1,204	1,394
Huntington National Bank 2.2% 4/1/19	4,985	4,997
Intesa Sanpaolo SpA 2.375% 1/13/17	6,760	6,791
JPMorgan Chase & Co.:
2.2% 10/22/19	8,475	8,530
2.35% 1/28/19	7,995	8,120
3.875% 9/10/24	5,168	5,274
4.125% 12/15/26	5,070	5,249
4.5% 1/24/22	4,210	4,624
KeyCorp. 5.1% 3/24/21	4,303	4,779
Mitsubishi UFJ Financial Group, Inc. 2.95% 3/1/21	7,298	7,456
Mitsubishi UFJ Trust & Banking Corp. 2.45% 10/16/19 (a)	5,070	5,129
Mizuho Bank Ltd. 2.4% 3/26/20 (a)	6,705	6,750
MUFG Americas Holdings Corp.:
1.625% 2/9/18	977	974
2.25% 2/10/20	3,292	3,288
Nordea Bank AB 2.375% 4/4/19 (a)	3,360	3,417
PNC Bank NA:
2.15% 4/29/21	3,170	3,178
2.45% 11/5/20	4,458	4,531
Regions Financial Corp.:
2% 5/15/18	3,910	3,909
3.2% 2/8/21	4,701	4,751
Royal Bank of Canada:
1.5% 1/16/18	8,080	8,092
2.35% 10/30/20	6,360	6,458
4.65% 1/27/26	3,606	3,766
Royal Bank of Scotland Group PLC 5.125% 5/28/24	5,130	5,068
Sumitomo Mitsui Banking Corp. 2.45% 1/10/19	4,000	4,065
Sumitomo Mitsui Financial Group, Inc. 2.934% 3/9/21	4,046	4,139
SunTrust Banks, Inc. 2.9% 3/3/21	4,672	4,748
The Toronto-Dominion Bank 2.125% 4/7/21	4,740	4,747
Wells Fargo & Co.:
2.15% 1/15/19	5,077	5,145
3% 1/22/21	6,034	6,225
4.3% 7/22/27	4,780	5,064
Westpac Banking Corp. 1.65% 5/13/19	4,790	4,799
		339,797
Capital Markets - 3.3%
BlackRock, Inc. 4.25% 5/24/21	3,460	3,815
Credit Suisse AG 6% 2/15/18	9,794	10,353
Deutsche Bank AG London Branch 2.5% 2/13/19	8,876	8,850
Goldman Sachs Group, Inc.:
2.375% 1/22/18	4,020	4,063
2.625% 1/31/19	7,920	8,053
2.625% 4/25/21	3,282	3,292
5.95% 1/18/18	10,163	10,840
6.15% 4/1/18	3,044	3,281
Lazard Group LLC:
4.25% 11/14/20	1,723	1,809
6.85% 6/15/17	935	981
Merrill Lynch & Co., Inc. 6.875% 4/25/18	5,859	6,394
Morgan Stanley:
2.375% 7/23/19	3,430	3,466
2.5% 4/21/21	5,000	4,986
2.65% 1/27/20	5,010	5,085
3.875% 1/27/26	4,600	4,807
4.875% 11/1/22	3,010	3,266
5.625% 9/23/19	933	1,033
5.75% 1/25/21	4,378	4,963
7.3% 5/13/19	3,668	4,199
UBS AG Stamford Branch:
1.375% 6/1/17	2,431	2,431
1.8% 3/26/18	4,881	4,901
2.375% 8/14/19	5,170	5,243
		106,111
Consumer Finance - 1.6%
Ally Financial, Inc. 4.25% 4/15/21	7,800	7,820
Capital One Financial Corp. 2.45% 4/24/19	2,760	2,785
Discover Financial Services:
3.85% 11/21/22	196	199
5.2% 4/27/22	710	767
6.45% 6/12/17	2,977	3,107
Ford Motor Credit Co. LLC:
3.157% 8/4/20	3,320	3,403
3.336% 3/18/21	7,800	7,986
4.25% 9/20/22	4,080	4,322
Hyundai Capital America:
2.125% 10/2/17 (a)	1,463	1,470
2.55% 2/6/19 (a)	2,513	2,545
2.6% 3/19/20 (a)	6,620	6,655
2.875% 8/9/18 (a)	1,665	1,695
3% 10/30/20 (a)	6,329	6,452
Synchrony Financial:
1.875% 8/15/17	822	821
3% 8/15/19	1,208	1,221
		51,248
Diversified Financial Services - 0.6%
Berkshire Hathaway, Inc.:
2.2% 3/15/21	2,364	2,406
2.75% 3/15/23	4,680	4,796
Brixmor Operating Partnership LP:
3.85% 2/1/25	2,929	2,843
3.875% 8/15/22	2,163	2,166
IntercontinentalExchange, Inc. 2.75% 12/1/20	1,103	1,134
McGraw Hill Financial, Inc. 2.5% 8/15/18	1,947	1,977
USAA Capital Corp. 2% 6/1/21 (a)	4,738	4,733
		20,055
Insurance - 3.0%
ACE INA Holdings, Inc. 2.3% 11/3/20	2,130	2,167
AIA Group Ltd. 2.25% 3/11/19 (a)	743	746
American International Group, Inc.:
3.3% 3/1/21	1,632	1,674
4.875% 6/1/22	6,517	7,119
Aon Corp. 5% 9/30/20	4,000	4,427
Aon PLC 3.875% 12/15/25	6,215	6,394
Great-West Life & Annuity Insurance Co. 3.1641% 5/16/46 (a)(b)	1,929	1,702
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	1,889	2,124
5.375% 3/15/17	149	154
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	4,280	4,673
Marsh & McLennan Companies, Inc.:
2.55% 10/15/18	3,559	3,620
4.8% 7/15/21	3,265	3,598
MassMutual Global Funding II 2.45% 11/23/20 (a)	4,750	4,838
MetLife, Inc. 3.6% 11/13/25	8,640	8,960
Metropolitan Life Global Funding I 2.3% 4/10/19 (a)	8,370	8,507
Pacific LifeCorp 6% 2/10/20 (a)	2,213	2,455
Prudential Financial, Inc.:
3.5% 5/15/24	7,629	7,847
4.5% 11/15/20	4,820	5,259
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	4,303	4,668
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	980	996
Unum Group:
4% 3/15/24	3,330	3,401
5.625% 9/15/20	5,021	5,533
7.125% 9/30/16	4,802	4,890
		95,752
Real Estate Investment Trusts - 3.2%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	723	719
4.6% 4/1/22	1,262	1,338
American Campus Communities Operating Partnership LP 3.35% 10/1/20	2,428	2,485
AvalonBay Communities, Inc.:
3.625% 10/1/20	1,583	1,674
4.2% 12/15/23	6,745	7,362
Boston Properties, Inc. 3.85% 2/1/23	3,900	4,120
Camden Property Trust 4.25% 1/15/24	2,807	2,998
Corporate Office Properties LP:
3.7% 6/15/21	2,256	2,240
5% 7/1/25	1,529	1,571
DDR Corp.:
3.625% 2/1/25	1,578	1,546
4.625% 7/15/22	1,318	1,402
4.75% 4/15/18	3,000	3,136
7.5% 4/1/17	2,748	2,877
Duke Realty LP:
3.625% 4/15/23	1,976	2,016
3.875% 10/15/22	3,009	3,117
6.75% 3/15/20	291	333
8.25% 8/15/19	57	67
Equity One, Inc.:
3.75% 11/15/22	8,200	8,185
6% 9/15/17	3,451	3,611
ERP Operating LP:
3.375% 6/1/25	4,900	5,081
4.625% 12/15/21	3,194	3,568
4.75% 7/15/20	2,996	3,311
Federal Realty Investment Trust:
3% 8/1/22	1,518	1,544
5.9% 4/1/20	42	48
HCP, Inc. 4.25% 11/15/23	5,100	5,221
Health Care REIT, Inc.:
2.25% 3/15/18	1,651	1,661
4% 6/1/25	5,264	5,385
HRPT Properties Trust:
6.25% 6/15/17	1,361	1,388
6.65% 1/15/18	792	828
Kimco Realty Corp.:
3.2% 5/1/21	5,040	5,171
3.4% 11/1/22	2,493	2,564
Lexington Corporate Properties Trust 4.4% 6/15/24	1,190	1,197
Omega Healthcare Investors, Inc.:
4.5% 1/15/25	1,111	1,080
4.5% 4/1/27	3,298	3,152
4.95% 4/1/24	1,104	1,122
5.25% 1/15/26	3,160	3,243
Select Income REIT 2.85% 2/1/18	1,609	1,616
Simon Property Group LP 2.2% 2/1/19	3,118	3,169
		101,146
Real Estate Management & Development - 2.2%
Brandywine Operating Partnership LP:
3.95% 2/15/23	4,106	4,118
5.7% 5/1/17	2,338	2,419
Digital Realty Trust LP:
3.4% 10/1/20	3,292	3,376
3.95% 7/1/22	2,154	2,216
Essex Portfolio LP:
3.875% 5/1/24	2,403	2,524
5.5% 3/15/17	3,558	3,663
Liberty Property LP:
4.125% 6/15/22	1,971	2,059
4.75% 10/1/20	7,111	7,681
5.5% 12/15/16	1,941	1,981
6.625% 10/1/17	2,744	2,912
Mack-Cali Realty LP:
2.5% 12/15/17	2,891	2,894
4.5% 4/18/22	1,234	1,238
7.75% 8/15/19	539	607
Mid-America Apartments LP:
4% 11/15/25	807	836
4.3% 10/15/23	696	736
Post Apartment Homes LP 3.375% 12/1/22	2,705	2,697
Regency Centers LP:
3.75% 6/15/24	2,349	2,401
5.875% 6/15/17	1,280	1,333
Tanger Properties LP:
3.75% 12/1/24	3,076	3,106
6.125% 6/1/20	4,208	4,757
Ventas Realty LP:
1.25% 4/17/17	1,643	1,641
3.125% 6/15/23	885	883
4.125% 1/15/26	4,120	4,311
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	2,589	2,592
Washington Prime Group LP 3.85% 4/1/20	4,940	5,040
		68,021

TOTAL FINANCIALS		782,130

HEALTH CARE - 3.0%
Biotechnology - 0.8%
AbbVie, Inc.:
2.5% 5/14/20	4,086	4,123
2.9% 11/6/22	4,110	4,129
3.2% 11/6/22	3,165	3,219
Amgen, Inc.:
2.125% 5/1/20	3,530	3,547
2.2% 5/22/19	2,820	2,860
5.85% 6/1/17	3,264	3,413
Celgene Corp. 2.875% 8/15/20	3,000	3,069
		24,360
Health Care Equipment & Supplies - 0.5%
Becton, Dickinson & Co. 2.675% 12/15/19	1,021	1,042
Medtronic, Inc. 2.5% 3/15/20	6,790	6,980
Zimmer Biomet Holdings, Inc. 1.45% 4/1/17	6,268	6,269
		14,291
Health Care Providers & Services - 1.1%
Aetna, Inc. 2.75% 11/15/22	597	596
Cardinal Health, Inc. 1.95% 6/15/18	936	943
Express Scripts Holding Co. 2.25% 6/15/19	5,140	5,180
McKesson Corp. 2.284% 3/15/19	3,330	3,376
UnitedHealth Group, Inc.:
1.4% 10/15/17	840	842
2.125% 3/15/21	4,680	4,694
2.7% 7/15/20	2,557	2,645
2.75% 2/15/23	684	698
3.35% 7/15/22	1,155	1,219
3.875% 10/15/20	5,296	5,709
WellPoint, Inc.:
3.125% 5/15/22	4,290	4,329
4.35% 8/15/20	5,502	5,920
		36,151
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
3.3% 2/15/22	3,414	3,498
4.15% 2/1/24	918	984
		4,482
Pharmaceuticals - 0.5%
Actavis Funding SCS:
2.35% 3/12/18	5,020	5,060
3% 3/12/20	2,840	2,877
Mylan N.V. 2.6% 6/9/19 (a)	1,677	1,675
Perrigo Co. PLC:
1.3% 11/8/16	911	909
3.5% 3/15/21	2,498	2,540
Perrigo Finance PLC 3.5% 12/15/21	833	843
Zoetis, Inc.:
3.25% 2/1/23	1,553	1,553
3.45% 11/13/20	887	911
		16,368

TOTAL HEALTH CARE		95,652

INDUSTRIALS - 1.9%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc.:
2.85% 12/15/20 (a)	6,260	6,343
3.8% 10/7/24 (a)	2,162	2,225
		8,568
Airlines - 0.1%
Continental Airlines, Inc.:
6.648% 3/15/19	538	552
6.795% 2/2/20	18	19
6.9% 7/2/19	183	187
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,132	1,166
8.36% 1/20/19	720	760
		2,684
Building Products - 0.1%
Masco Corp. 3.5% 4/1/21	3,053	3,091
Industrial Conglomerates - 0.8%
Covidien International Finance SA 6% 10/15/17	3,234	3,441
Danaher Corp.:
2.4% 9/15/20	1,130	1,165
3.35% 9/15/25	2,943	3,147
General Electric Co.:
2.7% 10/9/22	3,340	3,442
3.375% 3/11/24	5,802	6,192
Roper Technologies, Inc.:
2.05% 10/1/18	5,730	5,778
3% 12/15/20	3,140	3,215
		26,380
Machinery - 0.3%
Deere & Co. 2.6% 6/8/22	8,200	8,313
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	924	927
		9,240
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC 3.45% 9/15/21	4,262	4,553
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
3.875% 4/1/21	3,200	3,302
4.75% 3/1/20	2,913	3,110
		6,412

TOTAL INDUSTRIALS		60,928

INFORMATION TECHNOLOGY - 1.5%
Electronic Equipment & Components - 0.3%
Amphenol Corp. 3.125% 9/15/21	1,119	1,135
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 4.42% 6/15/21 (a)(c)	6,370	6,504
Tyco Electronics Group SA 6.55% 10/1/17	2,606	2,776
		10,415
IT Services - 0.3%
MasterCard, Inc. 3.375% 4/1/24	4,969	5,310
Visa, Inc. 2.8% 12/14/22	4,670	4,831
		10,141
Software - 0.3%
Oracle Corp. 2.5% 5/15/22	8,220	8,354
Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc. 1% 5/3/18	11,730	11,712
Hewlett Packard Enterprise Co. 3.6% 10/15/20 (a)	7,941	8,158
		19,870

TOTAL INFORMATION TECHNOLOGY		48,780

MATERIALS - 0.7%
Chemicals - 0.6%
Albemarle Corp. U.S. 3% 12/1/19	4,421	4,436
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 2.45% 5/1/20 (a)	2,969	2,926
Ecolab, Inc. 1.45% 12/8/17	2,207	2,208
The Dow Chemical Co. 4.125% 11/15/21	4,063	4,413
The Mosaic Co. 4.25% 11/15/23	5,095	5,419
		19,402
Metals & Mining - 0.1%
Vale Overseas Ltd. 6.25% 1/23/17	3,005	3,054

TOTAL MATERIALS		22,456

TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.:
2.3% 3/11/19	3,110	3,152
2.4% 3/15/17	4,504	4,547
2.45% 6/30/20	2,237	2,248
2.8% 2/17/21	7,750	7,855
3% 6/30/22	4,920	4,925
3.4% 5/15/25	4,920	4,911
5.875% 10/1/19	287	323
British Telecommunications PLC 2.35% 2/14/19	1,992	2,027
CenturyLink, Inc. 6.15% 9/15/19	3,860	4,048
SBA Tower Trust 3.156% 10/15/45 (a)	4,730	4,710
Verizon Communications, Inc.:
3% 11/1/21	6,840	7,039
5.15% 9/15/23	4,000	4,593
		50,378
Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de CV 2.375% 9/8/16	4,330	4,344

TOTAL TELECOMMUNICATION SERVICES		54,722

UTILITIES - 3.9%
Electric Utilities - 2.4%
AmerenUE 6.4% 6/15/17	3,867	4,078
Cleco Corporate Holdings LLC 3.743% 5/1/26 (a)	3,824	3,816
Commonwealth Edison Co. 4% 8/1/20	4,400	4,758
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (a)	369	420
Edison International:
2.95% 3/15/23	1,206	1,217
3.75% 9/15/17	2,938	3,024
Entergy Corp. 4% 7/15/22	4,800	5,078
Eversource Energy:
2.5% 3/15/21	1,473	1,494
2.8% 5/1/23	4,679	4,733
Exelon Corp. 2.85% 6/15/20	934	955
FirstEnergy Corp.:
2.75% 3/15/18	3,372	3,396
4.25% 3/15/23	4,000	4,129
LG&E and KU Energy LLC 3.75% 11/15/20	19	20
Nevada Power Co.:
6.5% 5/15/18	6,784	7,445
6.5% 8/1/18	2,033	2,249
Pacific Gas & Electric Co.:
3.25% 9/15/21	662	694
3.25% 6/15/23	3,750	3,927
Pennsylvania Electric Co. 6.05% 9/1/17	844	887
PG&E Corp. 2.4% 3/1/19	489	496
PPL Capital Funding, Inc. 4.2% 6/15/22	4,268	4,629
Progress Energy, Inc. 4.4% 1/15/21	4,958	5,384
Southern Co. 2.35% 7/1/21	7,954	7,969
Tampa Electric Co. 5.4% 5/15/21	1,635	1,817
TECO Finance, Inc. 5.15% 3/15/20	1,709	1,871
Wisconsin Electric Power Co. 2.95% 9/15/21	768	795
Xcel Energy, Inc. 2.4% 3/15/21	1,730	1,755
		77,036
Gas Utilities - 0.4%
Florida Gas Transmission Co. LLC 4.35% 7/15/25 (a)	6,420	6,204
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,325	1,332
Texas Eastern Transmission LP 6% 9/15/17 (a)	5,603	5,880
		13,416
Independent Power and Renewable Electricity Producers - 0.1%
Southern Power Co. 2.375% 6/1/20	2,294	2,311
Multi-Utilities - 1.0%
Ameren Illinois Co. 6.125% 11/15/17	455	486
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	4,620	5,069
Dominion Resources, Inc.:
2.9286% 9/30/66 (b)	4,542	3,362
7.5% 6/30/66 (b)	4,221	3,525
NiSource Finance Corp.:
5.45% 9/15/20	313	352
6.4% 3/15/18	684	738
San Diego Gas & Electric Co. 3% 8/15/21	4,615	4,860
Sempra Energy:
2.3% 4/1/17	9,715	9,787
2.875% 10/1/22	1,677	1,688
Wisconsin Energy Corp. 6.25% 5/15/67 (b)	3,383	2,783
		32,650

TOTAL UTILITIES		125,413

TOTAL NONCONVERTIBLE BONDS
(Cost $1,553,825)		1,599,111

U.S. Government and Government Agency Obligations - 31.8%
U.S. Government Agency Obligations - 2.6%
Freddie Mac 1% 12/15/17	82,666	82,794
U.S. Treasury Obligations - 29.2%
U.S. Treasury Notes:
0.875% 7/15/18	$9,266	$9,257
0.875% 5/15/19	39,075	38,892
1% 5/15/18	93,600	93,786
1.125% 1/15/19	7,552	7,578
1.375% 3/31/20 (d)	49,150	49,426
1.625% 4/30/19	117,000	118,997
1.75% 2/28/22	239,500	242,456
2.25% 3/31/21	39,100	40,695
2.375% 8/15/24	313,784	328,462

TOTAL U.S. TREASURY OBLIGATIONS		929,549

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $994,429)		1,012,343

U.S. Government Agency - Mortgage Securities - 1.2%
Fannie Mae - 0.6%
2.545% 11/1/36 (b)	585	616
2.557% 6/1/42 (b)	343	356
2.57% 7/1/35 (b)	318	336
2.603% 12/1/33 (b)	2,565	2,707
2.617% 4/1/35 (b)	1,537	1,619
2.627% 3/1/40 (b)	548	578
2.685% 12/1/39 (b)	265	281
2.951% 11/1/40 (b)	204	215
2.98% 9/1/41 (b)	233	243
2.991% 10/1/41 (b)	99	103
3.248% 7/1/41 (b)	347	364
3.358% 10/1/41 (b)	172	180
3.557% 7/1/41 (b)	449	473
5.5% 10/1/17 to 6/1/36	7,516	8,276
6.5% 8/1/16 to 8/1/36	2,900	3,384
7% 7/1/25 to 2/1/32	12	14
7.5% 11/1/22 to 8/1/29	128	148

TOTAL FANNIE MAE		19,893

Freddie Mac - 0.5%
3% 8/1/21	2,432	2,538
3.205% 9/1/41 (b)	253	266
3.216% 4/1/41 (b)	275	289
3.29% 6/1/41 (b)	275	289
3.433% 5/1/41 (b)	203	213
3.632% 6/1/41 (b)	410	432
3.703% 5/1/41 (b)	324	341
4.5% 8/1/18	947	974
5% 3/1/19	1,345	1,389
5.5% 3/1/34 to 7/1/35	8,508	9,628
7.5% 7/1/27 to 1/1/33	33	40

TOTAL FREDDIE MAC		16,399

Ginnie Mae - 0.1%
7% 1/15/28 to 11/15/32	1,822	2,171
7.5% 3/15/28	0	0
8% 7/15/17 to 5/15/22	60	61

TOTAL GINNIE MAE		2,232

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $37,181)		38,524

Asset-Backed Securities - 3.8%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.1439% 4/25/35 (b)	$299	$272
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 2.096% 3/25/34 (b)	192	185
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	2,004	2,010
Series 2012-5 Class A, 1.54% 9/15/19	8,500	8,510
Series 2014-4 Class A2, 1.43% 6/17/19	6,850	6,853
Series 2014-5 Class A2, 1.6% 10/15/19	650	651
Series 2015-3 Class A, 1.63% 5/15/20	8,120	8,097
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.4889% 12/25/33 (b)	20	18
Series 2004-R2 Class M3, 1.2639% 4/25/34 (b)	40	30
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.2189% 3/25/34 (b)	22	19
Series 2004-W11 Class M2, 1.496% 11/25/34 (b)	253	245
Series 2004-W7 Class M1, 1.2639% 5/25/34 (b)	919	843
Series 2006-W4 Class A2C, 0.606% 5/25/36 (b)	511	171
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.2639% 4/25/34 (b)	735	636
Series 2006-HE2 Class M1, 0.816% 3/25/36 (b)	13	3
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.571% 2/25/35 (b)	1,648	1,465
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.71% 4/20/20	3,678	3,686
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.5789% 12/25/36 (b)	812	452
Chase Issuance Trust Series 2014-A7 Class A, 1.38% 11/15/19	8,520	8,547
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.8939% 4/25/34 (b)	27	24
Series 2004-4 Class M2, 1.241% 6/25/34 (b)	43	40
Discover Card Master Trust Series 2014-A5 Class A, 1.39% 4/15/20	11,890	11,939
Fannie Mae Series 2004-T5 Class AB3, 1.235% 5/28/35 (b)	18	15
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.6139% 8/25/34 (b)	208	197
Ford Credit Auto Owner Trust:
Series 2014-2 Class A, 2.31% 4/15/26 (a)	12,535	12,723
Series 2015-1 Class A, 2.12% 7/15/26 (a)	7,657	7,712
Series 2016-1 Class A, 2.31% 8/15/27 (a)	6,130	6,187
Ford Credit Floorplan Master Owner Trust:
Series 2012-2 Class A, 1.92% 1/15/19	8,690	8,733
Series 2012-5 Class A, 1.49% 9/15/19	8,350	8,366
Fremont Home Loan Trust Series 2005-A:
Class M3, 1.181% 1/25/35 (b)	427	371
Class M4, 1.466% 1/25/35 (b)	157	85
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.0423% 2/25/47 (a)(b)	623	556
GE Business Loan Trust Series 2006-2A:
Class A, 0.614% 11/15/34 (a)(b)	467	441
Class B, 0.7145% 11/15/34 (a)(b)	169	148
Class C, 0.8145% 11/15/34 (a)(b)	280	242
Class D, 1.1845% 11/15/34 (a)(b)	107	89
GMF Floorplan Owner Revolving Trust Series 2015-1 Class A1, 1.65% 5/15/20 (a)	5,774	5,762
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	98	2
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.766% 8/25/33 (b)	190	176
Series 2003-5 Class A2, 1.146% 12/25/33 (b)	15	14
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.6289% 1/25/37 (b)	766	477
JPMorgan Mortgage Acquisition Trust Series 2006-NC2 Class M2, 0.7389% 7/25/36 (b)	123	56
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.9601% 12/27/29 (b)	26	26
Series 2006-A Class 2C, 1.7801% 3/27/42 (b)	2,280	1,078
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.7389% 5/25/37 (b)	130	2
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.196% 7/25/34 (b)	78	66
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.421% 7/25/34 (b)	154	143
Series 2006-FM1 Class A2B, 0.5489% 4/25/37 (b)	52	52
Series 2006-OPT1 Class A1A, 0.966% 6/25/35 (b)	863	831
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.126% 8/25/34 (b)	26	23
Series 2004-HE7 Class B3, 5.696% 8/25/34 (b)	186	86
Series 2005-NC1 Class M1, 1.106% 1/25/35 (b)	101	92
Series 2005-NC2 Class B1, 2.201% 3/25/35 (b)	74	2
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.956% 9/25/35 (b)	642	600
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.3139% 9/25/34 (b)	240	221
Class M4, 2.6139% 9/25/34 (b)	308	185
Series 2005-WCH1 Class M4, 1.6839% 1/25/36 (b)	665	594
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.246% 4/25/33 (b)	2	2
Santander Drive Auto Receivables Trust:
Series 2013-4 Class B, 2.16% 1/15/20	422	422
Series 2014-4 Class B, 1.82% 5/15/19	3,216	3,223
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.2339% 3/25/35 (b)	310	289
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.5839% 6/15/33 (b)	224	210
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.171% 9/25/34 (b)	28	24
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.2989% 9/25/34 (b)	168	151
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.1717% 4/6/42 (a)(b)	1,820	873
Volkswagen Auto Loan Enhanced Trust Series 2013-2 Class A4, 1.16% 3/20/20	4,957	4,939
TOTAL ASSET-BACKED SECURITIES
(Cost $116,639)		121,182

Collateralized Mortgage Obligations - 2.0%
Private Sponsor - 0.0%
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.6489% 5/25/47 (b)	144	133
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.616% 2/25/37 (b)	336	304
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.7865% 6/10/35 (a)(b)	191	166
Class B6, 3.2865% 6/10/35 (a)(b)	53	44
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.675% 7/20/34 (b)	10	10

TOTAL PRIVATE SPONSOR		657

U.S. Government Agency - 2.0%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	2,164	2,280
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17	7	8
Series 2015-28 Class P, 2.5% 5/25/45	16,613	16,899
Series 2013-16 Class GP, 3% 3/25/33	14,615	15,204
Series 2015-28 Class JE, 3% 5/25/45	12,106	12,545
Series 2016-19 Class AH, 3% 4/25/46	7,780	8,058
Freddie Mac:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	10	10
Series 2363 Class PF, 6% 9/15/16	3	3
Series 2425 Class JH, 6% 3/15/17	37	38
Series 3820 Class DA, 4% 11/15/35	1,802	1,880
Series 3777 Class AC, 3.5% 12/15/25	3,295	3,454
Series 3949 Class MK, 4.5% 10/15/34	1,362	1,471

TOTAL U.S. GOVERNMENT AGENCY		61,850

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $62,924)		62,507

Commercial Mortgage Securities - 4.6%
7 WTC Depositor LLC Trust Series 2012-7WTC Class A, 4.0824% 3/13/31 (a)	2,496	2,533
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.6025% 2/14/43 (b)(e)	207	1
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-6 Class A3, 5.369% 10/10/45	83	83
Series 2006-4 Class A1A, 5.617% 7/10/46 (b)	2,962	2,959
Series 2007-3 Class A4, 5.7164% 6/10/49 (b)	4,324	4,409
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class A, 3.3228% 9/10/28 (a)	6,157	6,351
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.721% 12/25/33 (a)(b)	20	18
Series 2005-4A:
Class A2, 0.836% 1/25/36 (a)(b)	320	274
Class B1, 1.846% 1/25/36 (a)(b)	22	17
Class M1, 0.896% 1/25/36 (a)(b)	103	82
Class M2, 0.916% 1/25/36 (a)(b)	49	38
Class M3, 0.946% 1/25/36 (a)(b)	45	34
Class M4, 1.056% 1/25/36 (a)(b)	40	29
Class M5, 1.096% 1/25/36 (a)(b)	40	29
Class M6, 1.146% 1/25/36 (a)(b)	42	31
Series 2006-3A Class M4, 0.876% 10/25/36 (a)(b)	21	3
Series 2007-1 Class A2, 0.716% 3/25/37 (a)(b)	242	206
Series 2007-2A:
Class A1, 0.716% 7/25/37 (a)(b)	253	214
Class A2, 0.766% 7/25/37 (a)(b)	237	189
Class M1, 0.816% 7/25/37 (a)(b)	110	84
Class M2, 0.856% 7/25/37 (a)(b)	60	42
Class M3, 0.936% 7/25/37 (a)(b)	46	29
Series 2007-3:
Class A2, 0.736% 7/25/37 (a)(b)	194	155
Class M1, 0.756% 7/25/37 (a)(b)	66	50
Class M2, 0.786% 7/25/37 (a)(b)	70	51
Class M3, 0.816% 7/25/37 (a)(b)	111	57
Class M4, 0.946% 7/25/37 (a)(b)	131	48
Class M5, 1.046% 7/25/37 (a)(b)	84	11
Series 2007-4A Class M1, 1.396% 9/25/37 (a)(b)	73	22
Bear Stearns Commercial Mortgage Securities Trust sequential payer Series 2006-PW13 Class A1A, 5.533% 9/11/41	3,115	3,121
C-BASS Trust floater Series 2006-SC1 Class A, 0.716% 5/25/36 (a)(b)	48	46
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	5,024	5,233
CGBAM Commercial Mortgage Trust Series 2015-SMRT:
Class A, 2.808% 4/10/28 (a)	4,927	5,021
Class D, 3.768% 4/10/28 (a)(b)	1,568	1,551
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A1A, 5.425% 10/15/49	1,884	1,899
Series 2013-GC11 Class A1, 0.754% 4/10/46	1,141	1,134
COMM Mortgage Trust:
Series 2013-LC6 Class ASB, 2.478% 1/10/46	7,820	7,905
Series 2014-CR15 Class A2, 2.928% 2/10/47	6,199	6,364
Series 2014-UBS3 Class A2, 2.844% 6/10/47	6,830	7,016
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.2845% 4/15/17 (a)(b)	57	56
sequential payer Series 2006-C8 Class A4, 5.306% 12/10/46	4,264	4,304
Credit Suisse Commercial Mortgage Trust sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (b)	2,414	2,446
Series 2007-C3 Class A4, 5.8882% 6/15/39 (b)	425	433
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0.0075% 9/15/34(a)(b)(e)	0	0
CSMC Series 2015-TOWN:
Class B, 2.3328% 3/15/17 (a)(b)	615	601
Class C, 2.6828% 3/15/17 (a)(b)	599	583
Class D, 3.6328% 3/15/17 (a)(b)	1,992	1,947
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.4949% 12/15/19 (a)(b)	6,240	6,358
Class CFX, 3.4949% 12/15/19 (a)(b)	2,801	2,792
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	8,174	8,342
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	5,992	6,072
GS Mortgage Securities Corp. Trust Series 2013-C, 2.974% 1/10/30 (a)	1,030	1,022
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	1,173	1,177
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (a)	750	754
Class DFX, 4.4065% 11/5/30 (a)	5,778	5,809
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-CB16 Class A4, 5.552% 5/12/45	489	489
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	376	376
Series 2007-LD11 Class A4, 5.929% 6/15/49 (b)	139	142
Series 2007-LDPX Class A3, 5.42% 1/15/49	2,985	3,034
Series 2006-LDP7 Class A1A, 6.1472% 4/17/45 (b)	904	903
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C1 Class A4, 5.424% 2/15/40	146	148
Series 2007-C2 Class A3, 5.43% 2/15/40	472	479
Series 2007-C7 Class A3, 5.866% 9/15/45	1,963	2,058
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.6823% 1/12/44 (a)(b)	294	293
Series 2006-C2 Class A1A, 5.739% 8/12/43 (b)	1,737	1,735
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-5 Class A4, 5.378% 8/12/48	41	41
Series 2007-9 Class A4, 5.7% 9/12/49	299	310
Series 2007-6 Class B, 5.635% 3/12/51 (b)	1,207	339
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.634% 7/15/19 (a)(b)	161	161
Series 2007-XLFA:
Class D, 0.6228% 10/15/20 (a)(b)	67	67
Class E, 0.6828% 10/15/20 (a)(b)	376	376
Class F, 0.7328% 10/15/20 (a)(b)	225	225
Class G, 0.7728% 10/15/20 (a)(b)	279	279
Class H, 0.8628% 10/15/20 (a)(b)	176	175
Class J, 1.0128% 10/15/20 (a)(b)	101	98
sequential payer Series 2011-C2 Class A4, 4.661% 6/15/44 (a)	2,641	2,914
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (a)	19	19
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (a)	151	45
SCG Trust Series 2013-SRP1 Class A, 1.833% 11/15/26 (a)(b)	3,591	3,585
UBS Commercial Mortgage Trust Series 2012-C1 Class A2, 2.18% 5/10/45	2,011	2,016
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48	2,535	2,562
Series 2007-C30 Class A5, 5.342% 12/15/43	9,961	10,117
Series 2007-C32 Class A3, 5.8892% 6/15/49 (b)	2,049	2,102
Series 2007-C33 Class A5, 6.1472% 2/15/51 (b)	799	832
Series 2006-C26 Class A1A, 6.009% 6/15/45 (b)	1,593	1,590
Series 2006-C27 Class A1A, 5.749% 7/15/45 (b)	1,571	1,573
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class ASB, 2.63% 3/15/45	8,690	8,887
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $145,307)		148,005

Municipal Securities - 0.4%
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19
(Cost $11,392)	10,620	11,502

Bank Notes - 1.8%
Capital One Bank NA 2.25% 2/13/19	6,545	6,566
Discover Bank:
(Delaware) 3.2% 8/9/21	$3,500	$3,531
3.1% 6/4/20	3,441	3,500
Fifth Third Bank 2.875% 10/1/21	3,440	3,520
JPMorgan Chase Bank 6% 10/1/17	12,071	12,766
KeyBank NA 2.35% 3/8/19	4,690	4,743
PNC Bank NA 2.2% 1/28/19	3,285	3,332
RBS Citizens NA 2.5% 3/14/19	1,899	1,913
Regions Bank 7.5% 5/15/18	1,200	1,309
Regions Financial Corp. 2.25% 9/14/18	3,080	3,095
SunTrust Bank 2.75% 5/1/23	4,300	4,245
Union Bank NA 2.125% 6/16/17	4,300	4,329
Wachovia Bank NA 6% 11/15/17	5,655	6,022
TOTAL BANK NOTES
(Cost $57,757)		58,871
	Shares	Value (000s)

Fixed-Income Funds - 2.4%
Fidelity Specialized High Income Central Fund (f)
(Cost $79,930)	777,354	77,712

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 0.40% (g)
(Cost $53,022)	53,021,663	53,022
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $3,112,406)		3,182,779
NET OTHER ASSETS (LIABILITIES) - 0.1%		4,697
NET ASSETS - 100%		$3,187,476

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (000s)(2)	Value (000s)(1)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Credit Default Swaps
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch International	4.60%	USD 56	$0	$0	$0

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $308,538,000 or 9.7% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $746,000.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$107
Fidelity Specialized High Income Central Fund	3,177
Total	$3,284

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$75,610	$3,177	$--	$77,712	9.7%
Total	$75,610	$3,177	$--	$77,712

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$1,599,111	$--	$1,594,401	$4,710
U.S. Government and Government Agency Obligations	1,012,343	--	1,012,343	--
U.S. Government Agency - Mortgage Securities	38,524	--	38,524	--
Asset-Backed Securities	121,182	--	119,235	1,947
Collateralized Mortgage Obligations	62,507	--	62,507	--
Commercial Mortgage Securities	148,005	--	147,935	70
Municipal Securities	11,502	--	11,502	--
Bank Notes	58,871	--	58,871	--
Fixed-Income Funds	77,712	77,712	--	--
Money Market Funds	53,022	53,022	--	--
Total Investments in Securities:	$3,182,779	$130,734	$3,045,318	$6,727
Derivative Instruments:
Liabilities
Swaps	$--	$--	$--	$--
Total Liabilities	$--	$--	$--	$--
Total Derivative Instruments:	$--	$--	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $3,127,956,000. Net unrealized appreciation aggregated $54,823,000, of which $71,492,000 related to appreciated investment securities and $16,669,000 related to depreciated investment securities.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Investment Grade Bond Fund

May 31, 2016

IGB-QTLY-0716
1.804978.112

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 35.9%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 3.0%
Automobiles - 0.8%
General Motors Co.:
3.5% 10/2/18	$5,025	$5,153
5.2% 4/1/45	3,052	2,965
6.6% 4/1/36	3,722	4,245
6.75% 4/1/46	6,249	7,311
General Motors Financial Co., Inc.:
2.625% 7/10/17	1,605	1,617
3.25% 5/15/18	2,630	2,680
3.5% 7/10/19	5,942	6,099
3.7% 5/9/23	19,000	18,792
4.25% 5/15/23	2,950	3,013
4.375% 9/25/21	11,530	12,082
4.75% 8/15/17	2,790	2,881
		66,838
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	4,447	4,816
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
2.75% 12/9/20	1,394	1,431
3.7% 1/30/26	3,675	3,906
4.7% 12/9/35	1,897	2,039
4.875% 12/9/45	2,978	3,299
		10,675
Household Durables - 0.2%
D.R. Horton, Inc. 4% 2/15/20	15,500	16,004
Media - 1.8%
21st Century Fox America, Inc. 7.75% 12/1/45	4,525	6,361
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (a)	7,996	8,423
4.908% 7/23/25 (a)	10,079	10,801
6.484% 10/23/45 (a)	1,240	1,430
Discovery Communications LLC 3.25% 4/1/23	954	923
Time Warner Cable, Inc.:
4% 9/1/21	27,833	28,971
4.5% 9/15/42	1,687	1,503
5.5% 9/1/41	3,321	3,345
5.875% 11/15/40	7,141	7,452
6.55% 5/1/37	8,170	9,199
6.75% 7/1/18	5,587	6,091
7.3% 7/1/38	8,218	9,882
8.25% 4/1/19	10,913	12,624
Time Warner, Inc.:
4.9% 6/15/42	15,000	15,786
6.2% 3/15/40	5,000	5,948
Viacom, Inc. 4.25% 9/1/23	13,340	13,630
		142,369
Multiline Retail - 0.0%
Family Tree Escrow LLC 5.25% 3/1/20 (a)	1,950	2,033

TOTAL CONSUMER DISCRETIONARY		242,735

CONSUMER STAPLES - 2.0%
Beverages - 1.6%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	15,320	15,590
3.3% 2/1/23	16,500	16,959
3.65% 2/1/26	17,900	18,602
4.7% 2/1/36	15,622	16,880
4.9% 2/1/46	31,247	34,823
Constellation Brands, Inc.:
3.75% 5/1/21	13,390	13,859
3.875% 11/15/19	351	368
4.75% 11/15/24	8,249	8,672
SABMiller Holdings, Inc. 3.75% 1/15/22 (a)	3,930	4,154
		129,907
Food & Staples Retailing - 0.1%
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	4,181	4,320
Food Products - 0.0%
ConAgra Foods, Inc. 1.9% 1/25/18	2,478	2,493
Tobacco - 0.3%
Altria Group, Inc. 9.25% 8/6/19	1,776	2,185
Reynolds American, Inc.:
2.3% 6/12/18	2,942	2,985
4% 6/12/22	2,039	2,191
5.7% 8/15/35	1,694	1,990
6.15% 9/15/43	2,440	3,005
7.25% 6/15/37	9,654	12,788
		25,144

TOTAL CONSUMER STAPLES		161,864

ENERGY - 6.0%
Energy Equipment & Services - 0.4%
DCP Midstream LLC:
4.75% 9/30/21 (a)	4,849	4,473
5.35% 3/15/20 (a)	4,973	4,787
5.85% 5/21/43 (a)(b)	9,697	6,594
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	3,162	3,267
Halliburton Co.:
3.8% 11/15/25	3,737	3,779
4.85% 11/15/35	3,264	3,351
5% 11/15/45	4,471	4,573
		30,824
Oil, Gas & Consumable Fuels - 5.6%
Anadarko Petroleum Corp.:
4.85% 3/15/21	2,163	2,241
5.55% 3/15/26	5,568	5,935
6.375% 9/15/17	199	209
6.6% 3/15/46	7,480	8,315
Chesapeake Energy Corp.:
5.75% 3/15/23	9,470	5,777
6.125% 2/15/21	60,015	37,809
6.625% 8/15/20	23,170	15,176
8% 12/15/22 (a)	11,962	9,629
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	1,237	1,235
3.3% 6/1/20	6,073	6,092
4.5% 6/1/25	1,849	1,911
5.8% 6/1/45	2,321	2,509
DCP Midstream Operating LP:
2.5% 12/1/17	3,219	3,147
2.7% 4/1/19	1,510	1,414
3.875% 3/15/23	6,765	6,004
5.6% 4/1/44	5,868	4,826
El Paso Corp. 6.5% 9/15/20	16,220	17,703
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	2,813	2,889
Enable Midstream Partners LP:
2.4% 5/15/19	1,789	1,630
3.9% 5/15/24	1,887	1,599
Enbridge Energy Partners LP 4.2% 9/15/21	5,694	5,730
Kinder Morgan Energy Partners LP:
2.65% 2/1/19	697	690
6.55% 9/15/40	753	733
Kinder Morgan, Inc.:
3.05% 12/1/19	59,098	58,892
4.3% 6/1/25	12,912	12,639
Marathon Petroleum Corp. 5.125% 3/1/21	3,437	3,716
MPLX LP 4% 2/15/25	949	852
Nakilat, Inc. 6.067% 12/31/33 (a)	2,634	2,964
Petrobras Global Finance BV:
5.625% 5/20/43	6,485	4,313
7.25% 3/17/44	69,211	52,666
Petrobras International Finance Co. Ltd. 6.75% 1/27/41	2,000	1,439
Petroleos Mexicanos:
4.875% 1/18/24	4,376	4,294
5.5% 2/4/19 (a)	10,105	10,555
5.625% 1/23/46	22,250	18,885
6.375% 2/4/21 (a)	11,660	12,507
6.375% 1/23/45	13,790	12,912
6.5% 6/2/41	34,664	32,757
Phillips 66 Co. 4.3% 4/1/22	4,638	4,965
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	8,204	7,700
Southwestern Energy Co.:
3.3% 1/23/18	2,442	2,357
4.05% 1/23/20	4,431	3,966
4.95% 1/23/25	27,840	23,316
Spectra Energy Capital, LLC 3.3% 3/15/23	6,000	5,529
Spectra Energy Partners LP:
2.95% 9/25/18	1,066	1,080
4.6% 6/15/21	1,124	1,194
The Williams Companies, Inc.:
3.7% 1/15/23	1,754	1,478
4.55% 6/24/24	19,170	16,726
Western Gas Partners LP 5.375% 6/1/21	6,966	7,013
Williams Partners LP:
4% 11/15/21	1,262	1,168
4.125% 11/15/20	1,029	965
4.3% 3/4/24	4,326	3,849
		453,900

TOTAL ENERGY		484,724

FINANCIALS - 17.5%
Banks - 9.6%
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (a)	6,150	6,140
4% 4/14/19 (a)	6,280	6,147
5.75% 9/26/23 (a)	4,053	4,000
Bank of America Corp.:
3.3% 1/11/23	5,772	5,873
3.875% 8/1/25	873	911
3.95% 4/21/25	25,937	25,898
4% 1/22/25	58,310	58,422
4.1% 7/24/23	3,096	3,286
4.2% 8/26/24	18,046	18,428
4.25% 10/22/26	6,065	6,155
4.45% 3/3/26	13,196	13,620
5.65% 5/1/18	3,745	4,004
5.875% 1/5/21	2,580	2,939
Barclays PLC:
2.75% 11/8/19	5,118	5,111
4.375% 1/12/26	9,700	9,883
BPCE SA 4.875% 4/1/26 (a)	16,029	16,311
Capital One NA 2.95% 7/23/21	8,151	8,284
CIT Group, Inc.:
3.875% 2/19/19	5,000	5,023
5.5% 2/15/19 (a)	5,000	5,225
Citigroup, Inc.:
1.85% 11/24/17	12,208	12,240
2.05% 12/7/18	71,510	71,797
4.05% 7/30/22	2,865	2,987
4.4% 6/10/25	6,752	6,936
4.45% 9/29/27	6,820	6,914
4.5% 1/14/22	6,932	7,552
5.3% 5/6/44	26,751	28,032
5.5% 9/13/25	2,420	2,665
Citizens Bank NA:
2.3% 12/3/18	5,551	5,578
2.55% 5/13/21	2,683	2,678
Citizens Financial Group, Inc.:
4.15% 9/28/22 (a)	6,796	7,000
4.3% 12/3/25	13,920	14,330
Credit Suisse Group Funding Guernsey Ltd.:
3.75% 3/26/25	21,098	20,647
3.8% 9/15/22	10,350	10,427
Credit Suisse New York Branch 1.7% 4/27/18	65,523	65,539
Discover Bank:
4.2% 8/8/23	4,147	4,346
7% 4/15/20	6,703	7,569
Fifth Third Bancorp:
4.5% 6/1/18	2,054	2,153
8.25% 3/1/38	2,385	3,455
HBOS PLC 6.75% 5/21/18 (a)	3,056	3,286
HSBC Holdings PLC:
4.25% 3/14/24	3,112	3,156
5.25% 3/14/44	2,255	2,368
Huntington Bancshares, Inc. 7% 12/15/20	1,597	1,848
ING Bank NV 5.8% 9/25/23 (a)	2,826	3,118
JPMorgan Chase & Co.:
2.2% 10/22/19	2,700	2,717
2.35% 1/28/19	2,547	2,587
3.875% 9/10/24	15,129	15,440
4.125% 12/15/26	18,426	19,077
4.25% 10/15/20	2,763	2,979
4.35% 8/15/21	18,417	20,033
4.625% 5/10/21	2,717	2,984
4.95% 3/25/20	11,055	12,175
PNC Bank NA 2.45% 11/5/20	9,934	10,097
Rabobank Nederland 4.375% 8/4/25	10,398	10,821
Regions Bank 6.45% 6/26/37	9,230	10,962
Regions Financial Corp.:
2% 5/15/18	6,934	6,932
3.2% 2/8/21	4,870	4,921
Royal Bank of Canada 4.65% 1/27/26	33,266	34,742
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	35,224	34,796
6% 12/19/23	25,238	26,310
6.1% 6/10/23	8,465	8,860
6.125% 12/15/22	28,328	30,065
Societe Generale 4.25% 4/14/25 (a)	17,200	16,949
Wells Fargo & Co. 4.48% 1/16/24	4,327	4,678
		780,406
Capital Markets - 3.3%
Affiliated Managers Group, Inc. 4.25% 2/15/24	3,030	3,131
Credit Suisse AG 6% 2/15/18	8,864	9,370
Deutsche Bank AG 4.5% 4/1/25	12,526	11,621
Deutsche Bank AG London Branch:
2.85% 5/10/19	16,000	16,007
4.1% 1/13/26	18,090	17,934
Goldman Sachs Group, Inc.:
1.748% 9/15/17	17,322	17,322
2.625% 1/31/19	13,825	14,058
2.9% 7/19/18	9,276	9,478
5.25% 7/27/21	5,652	6,322
5.75% 1/24/22	7,392	8,472
5.95% 1/18/18	4,817	5,138
6.75% 10/1/37	24,283	29,531
Lazard Group LLC:
4.25% 11/14/20	4,700	4,936
6.85% 6/15/17	607	637
Morgan Stanley:
2.375% 7/23/19	12,012	12,139
3.7% 10/23/24	10,321	10,663
3.75% 2/25/23	8,227	8,564
3.875% 4/29/24	9,504	9,988
4.875% 11/1/22	19,366	21,010
5% 11/24/25	24,777	26,878
5.75% 1/25/21	10,138	11,492
6.625% 4/1/18	7,981	8,671
		263,362
Consumer Finance - 0.5%
Discover Financial Services:
3.85% 11/21/22	4,866	4,929
3.95% 11/6/24	4,069	4,131
5.2% 4/27/22	4,096	4,427
Ford Motor Credit Co. LLC 2.943% 1/8/19	17,950	18,324
Hyundai Capital America 2.125% 10/2/17 (a)	1,850	1,859
Synchrony Financial:
1.875% 8/15/17	1,427	1,426
3% 8/15/19	2,095	2,118
3.75% 8/15/21	3,164	3,266
4.25% 8/15/24	3,185	3,292
		43,772
Diversified Financial Services - 0.2%
IntercontinentalExchange, Inc.:
2.75% 12/1/20	2,475	2,545
3.75% 12/1/25	4,425	4,585
MSCI, Inc. 5.25% 11/15/24 (a)	8,580	8,859
		15,989
Insurance - 1.0%
AIA Group Ltd. 2.25% 3/11/19 (a)	1,290	1,296
American International Group, Inc.:
3.3% 3/1/21	3,813	3,911
4.875% 6/1/22	5,750	6,281
Aon Corp. 5% 9/30/20	2,135	2,363
Five Corners Funding Trust 4.419% 11/15/23 (a)	5,900	6,263
Great-West Life & Annuity Insurance Co. 3.1641% 5/16/46 (a)(b)	10,398	9,176
Hartford Financial Services Group, Inc. 5.125% 4/15/22	5,844	6,570
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	5,273	5,758
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,941	3,241
Pacific Life Insurance Co. 9.25% 6/15/39 (a)	4,853	6,929
Pacific LifeCorp:
5.125% 1/30/43 (a)	5,696	5,927
6% 2/10/20 (a)	422	468
Pricoa Global Funding I 5.375% 5/15/45 (b)	6,834	7,013
Prudential Financial, Inc. 4.5% 11/16/21	2,796	3,074
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (a)	1,736	1,764
4.125% 11/1/24 (a)	2,517	2,591
Unum Group:
5.625% 9/15/20	4,155	4,579
5.75% 8/15/42	3,522	3,736
		80,940
Real Estate Investment Trusts - 1.6%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,267	1,261
4.6% 4/1/22	1,475	1,563
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,860	1,884
AvalonBay Communities, Inc. 3.625% 10/1/20	2,721	2,878
Camden Property Trust:
2.95% 12/15/22	2,605	2,596
4.25% 1/15/24	4,889	5,222
Corporate Office Properties LP 5% 7/1/25	3,165	3,253
DDR Corp.:
3.625% 2/1/25	2,957	2,897
4.25% 2/1/26	2,697	2,759
4.625% 7/15/22	9,008	9,585
4.75% 4/15/18	4,483	4,686
7.5% 4/1/17	2,623	2,747
Duke Realty LP:
3.625% 4/15/23	3,352	3,420
3.875% 10/15/22	9,433	9,772
4.375% 6/15/22	2,822	3,002
5.95% 2/15/17	141	145
Equity One, Inc.:
3.75% 11/15/22	12,000	11,978
6% 9/15/17	3,423	3,582
ERP Operating LP 4.625% 12/15/21	7,320	8,177
Federal Realty Investment Trust 5.9% 4/1/20	1,389	1,576
Highwoods/Forsyth LP 3.2% 6/15/21	3,528	3,507
HRPT Properties Trust 6.65% 1/15/18	2,600	2,719
Lexington Corporate Properties Trust 4.4% 6/15/24	2,058	2,070
Omega Healthcare Investors, Inc.:
4.5% 1/15/25	1,964	1,909
4.5% 4/1/27	1,555	1,486
4.95% 4/1/24	1,915	1,946
5.25% 1/15/26	8,152	8,367
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,392	1,325
5% 12/15/23	1,073	1,101
Weingarten Realty Investors 3.375% 10/15/22	990	992
WP Carey, Inc.:
4% 2/1/25	7,432	7,121
4.6% 4/1/24	11,566	11,675
		127,201
Real Estate Management & Development - 1.3%
Brandywine Operating Partnership LP:
3.95% 2/15/23	14,620	14,664
4.1% 10/1/24	6,040	6,059
4.95% 4/15/18	4,806	5,021
5.7% 5/1/17	2,243	2,320
CBRE Group, Inc. 4.875% 3/1/26	17,030	17,252
Digital Realty Trust LP 3.95% 7/1/22	4,449	4,576
Essex Portfolio LP 3.875% 5/1/24	4,176	4,385
Liberty Property LP:
3.375% 6/15/23	3,567	3,541
4.125% 6/15/22	2,421	2,529
6.625% 10/1/17	3,709	3,936
Mack-Cali Realty LP:
2.5% 12/15/17	4,581	4,586
3.15% 5/15/23	7,757	6,939
4.5% 4/18/22	1,473	1,478
Mid-America Apartments LP:
4% 11/15/25	1,797	1,862
4.3% 10/15/23	1,200	1,269
6.05% 9/1/16	4,436	4,481
Post Apartment Homes LP 3.375% 12/1/22	1,090	1,087
Tanger Properties LP:
3.75% 12/1/24	4,213	4,254
3.875% 12/1/23	2,574	2,635
6.125% 6/1/20	4,725	5,341
Ventas Realty LP:
3.125% 6/15/23	2,242	2,237
4.125% 1/15/26	2,168	2,268
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	2,018	2,110
		104,830

TOTAL FINANCIALS		1,416,500

HEALTH CARE - 0.6%
Biotechnology - 0.1%
AbbVie, Inc. 4.7% 5/14/45	6,560	6,667
Health Care Providers & Services - 0.3%
Express Scripts Holding Co. 4.75% 11/15/21	6,337	6,983
HCA Holdings, Inc.:
3.75% 3/15/19	4,831	4,976
4.75% 5/1/23	300	306
5.875% 3/15/22	355	383
6.5% 2/15/20	4,514	4,965
WellPoint, Inc. 3.3% 1/15/23	9,384	9,519
		27,132
Pharmaceuticals - 0.2%
Mylan N.V.:
2.6% 6/9/19 (a)	4,259	4,254
3.25% 6/9/21 (a)	8,712	8,702
Perrigo Finance PLC 3.5% 12/15/21	1,504	1,521
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,741	1,744
Zoetis, Inc. 3.25% 2/1/23	2,627	2,627
		18,848

TOTAL HEALTH CARE		52,647

INDUSTRIALS - 0.4%
Airlines - 0.1%
Continental Airlines, Inc.:
6.545% 8/2/20	731	774
6.795% 2/2/20	40	41
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,252	1,289
8.36% 1/20/19	3,612	3,813
		5,917
Building Products - 0.0%
Masco Corp. 4.45% 4/1/25	2,260	2,345
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.125% 1/15/18	3,060	3,056
3.375% 6/1/21	4,249	4,287
3.75% 2/1/22	6,348	6,440
3.875% 4/1/21	5,850	6,037
4.25% 9/15/24	5,062	5,097
		24,917
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (b)	2,984	3,394

TOTAL INDUSTRIALS		36,573

INFORMATION TECHNOLOGY - 0.6%
Electronic Equipment & Components - 0.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (a)(c)	12,086	12,247
6.02% 6/15/26 (a)(c)	8,060	8,133
		20,380
Software - 0.1%
Autodesk, Inc. 3.125% 6/15/20	10,043	10,190
Technology Hardware, Storage & Peripherals - 0.3%
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (a)	6,891	7,080
4.4% 10/15/22 (a)	6,890	7,283
4.9% 10/15/25 (a)	6,891	7,048
		21,411

TOTAL INFORMATION TECHNOLOGY		51,981

MATERIALS - 1.3%
Chemicals - 0.1%
The Dow Chemical Co. 4.125% 11/15/21	4,654	5,055
Metals & Mining - 1.2%
Alcoa, Inc.:
5.125% 10/1/24	27,685	26,707
5.4% 4/15/21	9,855	10,200
Anglo American Capital PLC:
3.625% 5/14/20 (a)	6,478	6,138
4.125% 4/15/21 (a)	6,319	5,719
4.875% 5/14/25 (a)	18,378	16,724
Barrick Gold Corp. 4.1% 5/1/23	23,396	23,745
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	2,868	2,997
6.75% 10/19/75 (a)(b)	7,123	7,408
		99,638

TOTAL MATERIALS		104,693

TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.8%
AT&T, Inc.:
3.6% 2/17/23	11,367	11,661
4.8% 6/15/44	19,470	19,483
5.55% 8/15/41	27,220	29,683
5.875% 10/1/19	6,291	7,080
BellSouth Capital Funding Corp. 7.875% 2/15/30	222	278
CenturyLink, Inc.:
5.15% 6/15/17	528	541
6% 4/1/17	1,320	1,360
6.15% 9/15/19	3,260	3,419
Embarq Corp. 7.995% 6/1/36	11,427	11,416
Verizon Communications, Inc.:
3.45% 3/15/21	15,886	16,803
4.5% 9/15/20	60,362	66,208
5.012% 8/21/54	47,470	49,063
6.1% 4/15/18	6,019	6,531
		223,526
UTILITIES - 1.7%
Electric Utilities - 1.0%
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	8,443	9,515
6.4% 9/15/20 (a)	11,231	12,773
Entergy Corp. 4% 7/15/22	6,700	7,088
FirstEnergy Corp.:
4.25% 3/15/23	9,775	10,090
7.375% 11/15/31	13,700	16,693
FirstEnergy Solutions Corp. 6.05% 8/15/21	9,083	9,745
IPALCO Enterprises, Inc. 3.45% 7/15/20	10,770	10,878
Pennsylvania Electric Co. 6.05% 9/1/17	4,923	5,175
		81,957
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (a)	2,894	2,974
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,522	1,530
		4,504
Multi-Utilities - 0.6%
Dominion Resources, Inc.:
2.9286% 9/30/66 (b)	12,726	9,419
7.5% 6/30/66 (b)	3,654	3,051
NiSource Finance Corp.:
5.45% 9/15/20	1,461	1,641
5.95% 6/15/41	4,935	5,978
Puget Energy, Inc.:
5.625% 7/15/22	7,175	8,005
6% 9/1/21	6,916	7,859
6.5% 12/15/20	2,216	2,550
Sempra Energy 6% 10/15/39	5,958	7,151
Wisconsin Energy Corp. 6.25% 5/15/67 (b)	4,001	3,291
		48,945

TOTAL UTILITIES		135,406

TOTAL NONCONVERTIBLE BONDS
(Cost $2,919,964)		2,910,649

U.S. Government and Government Agency Obligations - 21.8%
U.S. Treasury Inflation-Protected Obligations - 7.1%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$127,970	$123,193
1% 2/15/46	73,750	75,945
U.S. Treasury Inflation-Indexed Notes:
0.375% 7/15/25	282,040	286,379
0.625% 1/15/26	91,910	95,164

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		580,681

U.S. Treasury Obligations - 14.7%
U.S. Treasury Bonds:
2.5% 2/15/46	20,000	19,399
3% 5/15/45	168,359	180,854
3% 11/15/45	84,600	90,872
U.S. Treasury Notes:
0.5% 4/30/17	133,210	132,939
0.875% 11/30/17	431,950	432,255
1.25% 3/31/21	170,000	168,977
1.625% 2/15/26	54,620	53,500
2% 8/15/25 (d)	108,857	110,392

TOTAL U.S. TREASURY OBLIGATIONS		1,189,188

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,733,512)		1,769,869

U.S. Government Agency - Mortgage Securities - 0.5%
Fannie Mae - 0.2%
2.302% 6/1/36 (b)	108	113
2.5% 3/1/43	221	221
2.628% 7/1/37 (b)	183	193
2.799% 2/1/35 (b)	1,586	1,672
3% 10/1/42 to 1/1/43	2,561	2,629
3.5% 11/1/25 to 9/1/42	5,966	6,290
4% 8/1/32 to 12/1/45	4,729	5,087
5.5% 4/1/39	695	794
6% 3/1/22	38	42

TOTAL FANNIE MAE		17,041

Freddie Mac - 0.2%
3% 11/1/42 to 7/1/45	1,153	1,183
3.391% 10/1/35 (b)	105	112
3.5% 3/1/45 to 6/1/45	2,419	2,543
4% 6/1/33	1,372	1,479
4.5% 7/1/25 to 3/1/44	2,372	2,584
5% 1/1/41 to 7/1/41	2,323	2,579
5.5% 11/1/33 to 8/1/38	221	251
6% 7/1/37 to 8/1/37	584	665
6.5% 9/1/39	609	708

TOTAL FREDDIE MAC		12,104

Ginnie Mae - 0.1%
3% 12/20/42 to 1/20/43	1,488	1,542
3% 6/1/46 (c)	220	228
3.5% 11/20/41 to 12/20/42	2,511	2,663
3.5% 6/1/46 (c)	80	84
4% 11/20/40 to 11/20/41	1,278	1,377
4.5% 5/20/41	754	821
5% 4/15/40	1,183	1,335

TOTAL GINNIE MAE		8,050

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $36,500)		37,195

Asset-Backed Securities - 0.7%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.1439% 4/25/35 (b)	$421	$383
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 2.096% 3/25/34 (b)	118	114
Airspeed Ltd. Series 2007-1A Class C1, 2.9345% 6/15/32 (a)(b)	4,624	1,230
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.4889% 12/25/33 (b)	28	26
Series 2004-R2 Class M3, 1.2639% 4/25/34 (b)	57	42
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.2189% 3/25/34 (b)	30	27
Series 2004-W7 Class M1, 1.2639% 5/25/34 (b)	767	703
Series 2006-W4 Class A2C, 0.606% 5/25/36 (b)	719	240
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.5789% 12/25/36 (b)	1,140	634
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.696% 3/25/32 (b)	16	16
Series 2004-3 Class M4, 1.8939% 4/25/34 (b)	39	34
Series 2004-4 Class M2, 1.241% 6/25/34 (b)	60	56
Fannie Mae Series 2004-T5 Class AB3, 1.235% 5/28/35 (b)	25	21
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.6139% 8/25/34 (b)	231	219
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.271% 3/25/34 (b)	6	5
Fremont Home Loan Trust Series 2005-A Class M4, 1.466% 1/25/35 (b)	220	119
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.0423% 2/25/47 (a)(b)	930	830
GE Business Loan Trust Series 2006-2A:
Class A, 0.614% 11/15/34 (a)(b)	356	337
Class B, 0.7145% 11/15/34 (a)(b)	129	113
Class C, 0.8145% 11/15/34 (a)(b)	214	184
Class D, 1.1845% 11/15/34 (a)(b)	102	85
Grain Spectrum Funding II LLC Series 2014-1 3.29% 10/10/34 (a)	5,066	5,073
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	106	2
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.766% 8/25/33 (b)	117	109
Series 2003-3 Class M1, 1.736% 8/25/33 (b)	272	255
Series 2003-5 Class A2, 1.146% 12/25/33 (b)	21	19
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.6289% 1/25/37 (b)	913	569
Invitation Homes Trust Series 2015-SFR3 Class E, 4.186% 8/17/32 (a)(b)	3,002	2,956
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.9601% 12/27/29 (b)	37	36
Series 2006-A Class 2C, 1.7801% 3/27/42 (b)	1,605	759
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.7389% 5/25/37 (b)	183	2
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.196% 7/25/34 (b)	48	40
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.421% 7/25/34 (b)	107	99
Series 2006-FM1 Class A2B, 0.5489% 4/25/37 (b)	62	62
Series 2006-OPT1 Class A1A, 0.966% 6/25/35 (b)	783	753
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.126% 8/25/34 (b)	36	32
Series 2004-NC6 Class M3, 2.621% 7/25/34 (b)	330	319
Series 2004-NC8 Class M6, 2.321% 9/25/34 (b)	365	336
Series 2005-NC1 Class M1, 1.106% 1/25/35 (b)	143	129
Series 2005-NC2 Class B1, 2.201% 3/25/35 (b)	104	2
Nationstar HECM Loan Trust Series 2016-1A Class A, 3.1294% 2/25/26 (a)	7,063	7,063
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.956% 9/25/35 (b)	903	843
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 2.3139% 9/25/34 (b)	337	310
Class M4, 2.6139% 9/25/34 (b)	433	260
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.246% 4/25/33 (b)	3	3
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.5839% 6/15/33 (b)	315	295
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.171% 9/25/34 (b)	31	26
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.2989% 9/25/34 (b)	18	16
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.1717% 4/6/42 (a)(b)	1,761	845
Truman Capital Mortgage Loan Trust Series 2014-NPL3 Class A1, 3.125% 4/25/53 (a)	172	172
Vericrest Opportunity Loan Transferee Series 2014-NPL9 Class A1, 3.375% 11/25/54 (a)	4,056	4,019
Vericrest Opportunity Loan Trust:
Series 2014-NP10 Class A1, 3.375% 10/25/54 (a)	3,835	3,802
Series 2014-NP11 Class A1, 3.875% 4/25/55 (a)	5,381	5,365
Series 2014-NPL7 Class A1, 3.375% 8/27/57 (a)	14,800	14,637
TOTAL ASSET-BACKED SECURITIES
(Cost $55,181)		54,626

Collateralized Mortgage Obligations - 0.2%
Private Sponsor - 0.2%
CSMC Series 2014-3R:
Class 2A1, 1.133% 5/27/37 (a)(b)	7,299	6,880
Class AA1, 0.7118% 5/27/37 (a)(b)	5,519	5,080
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.748% 10/25/34 (b)	221	216
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.6579% 8/25/36 (b)	544	479
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.6489% 5/25/47 (b)	202	186
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.616% 2/25/37 (b)	401	363
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 2.8826% 11/25/25 (a)	4,932	4,923
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.7289% 7/25/35 (b)	508	489
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.7865% 6/10/35 (a)(b)	173	151
Class B6, 3.2865% 6/10/35(a)(b)	229	193
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.675% 7/20/34 (b)	14	13
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.0668% 4/25/33 (b)	35	34
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $18,822)		19,007

Commercial Mortgage Securities - 4.7%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.6025% 2/14/43 (b)(e)	236	1
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-3 Class A4, 5.889% 7/10/44 (b)	1,404	1,402
Series 2006-6 Class A3, 5.369% 10/10/45	75	75
Series 2007-2 Class A4, 5.7898% 4/10/49 (b)	3,782	3,811
Series 2007-3 Class A4, 5.7164% 6/10/49 (b)	1,644	1,677
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.721% 12/25/33 (a)(b)	22	20
Series 2005-3A:
Class A2, 0.846% 11/25/35 (a)(b)	179	156
Class M1, 0.886% 11/25/35 (a)(b)	48	41
Class M2, 0.936% 11/25/35 (a)(b)	36	29
Class M3, 0.956% 11/25/35 (a)(b)	32	25
Class M4, 1.046% 11/25/35 (a)(b)	40	30
Series 2005-4A:
Class A2, 0.836% 1/25/36 (a)(b)	450	385
Class B1, 1.846% 1/25/36 (a)(b)	24	18
Class M1, 0.896% 1/25/36 (a)(b)	145	116
Class M2, 0.916% 1/25/36 (a)(b)	55	42
Class M3, 0.946% 1/25/36 (a)(b)	80	59
Class M4, 1.056% 1/25/36 (a)(b)	44	32
Class M5, 1.096% 1/25/36 (a)(b)	44	32
Class M6, 1.146% 1/25/36 (a)(b)	47	34
Series 2006-1:
Class A2, 0.806% 4/25/36 (a)(b)	87	74
Class M1, 0.826% 4/25/36 (a)(b)	53	42
Class M2, 0.846% 4/25/36 (a)(b)	56	44
Class M3, 0.866% 4/25/36 (a)(b)	48	37
Class M4, 0.966% 4/25/36 (a)(b)	27	21
Class M5, 1.006% 4/25/36 (a)(b)	26	18
Class M6, 1.086% 4/25/36 (a)(b)	53	37
Series 2006-2A:
Class M1, 0.756% 7/25/36 (a)(b)	74	58
Class M2, 0.776% 7/25/36 (a)(b)	53	41
Class M3, 0.796% 7/25/36 (a)(b)	44	34
Class M4, 0.866% 7/25/36 (a)(b)	50	39
Class M5, 0.916% 7/25/36 (a)(b)	36	27
Series 2006-3A Class M4, 0.876% 10/25/36 (a)(b)	23	3
Series 2006-4A:
Class A2, 0.716% 12/25/36 (a)(b)	1,332	1,097
Class M1, 0.736% 12/25/36 (a)(b)	107	83
Class M2, 0.756% 12/25/36 (a)(b)	71	51
Class M3, 0.786% 12/25/36 (a)(b)	72	42
Series 2007-1 Class A2, 0.716% 3/25/37 (a)(b)	270	230
Series 2007-2A:
Class A1, 0.716% 7/25/37 (a)(b)	800	676
Class A2, 0.766% 7/25/37 (a)(b)	749	597
Class M1, 0.816% 7/25/37 (a)(b)	255	195
Class M2, 0.856% 7/25/37 (a)(b)	167	117
Class M3, 0.936% 7/25/37 (a)(b)	128	81
Series 2007-3:
Class A2, 0.736% 7/25/37 (a)(b)	272	218
Class M1, 0.756% 7/25/37 (a)(b)	144	110
Class M2, 0.786% 7/25/37 (a)(b)	154	112
Class M3, 0.816% 7/25/37 (a)(b)	248	128
Class M4, 0.946% 7/25/37 (a)(b)	391	144
Class M5, 1.046% 7/25/37 (a)(b)	184	25
Series 2007-4A Class M1, 1.396% 9/25/37 (a)(b)	78	23
C-BASS Trust floater Series 2006-SC1 Class A, 0.716% 5/25/36 (a)(b)	67	65
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.433% 12/15/27 (a)(b)	2,535	2,464
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2006-CD3 Class A5, 5.617% 10/15/48	1,106	1,109
COMM Mortgage Trust pass-thru certificates floater Series 2005-F10A Class J, 1.2845% 4/15/17 (a)(b)	100	99
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.8882% 6/15/39 (b)	9,617	9,790
Series 2007-C5 Class A4, 5.695% 9/15/40 (b)	731	756
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0.0075% 9/15/34 (a)(b)(e)	0	0
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	13,416	13,691
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	17,100	17,329
Series 2006-GG7 Class A4, 6.1291% 7/10/38 (b)	19	19
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	1,540	1,545
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (a)	1,300	1,307
Class DFX, 4.4065% 11/5/30 (a)	11,967	12,031
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	3,397	3,423
Series 2007-CB18 Class A4, 5.44% 6/12/47	11,870	12,045
Series 2007-LD11 Class A4, 5.929% 6/15/49 (b)	97,451	99,254
Series 2007-CB19:
Class B, 5.8886% 2/12/49 (b)	93	21
Class C, 5.8886% 2/12/49 (b)	245	16
Class D, 5.8886% 2/12/49 (b)	186	0
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (b)	59	0
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.0959% 7/15/44 (b)	3,226	3,355
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.6823% 1/12/44 (a)(b)	267	266
Series 2007-C1 Class A4, 6.0258% 6/12/50 (b)	4,145	4,244
Series 2008-C1 Class A4, 5.69% 2/12/51	1,630	1,700
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class A3, 5.172% 12/12/49 (b)	2,247	2,261
Series 2007-6 Class A4, 5.485% 3/12/51 (b)	26,699	27,233
Series 2007-7 Class A4, 5.81% 6/12/50 (b)	4,612	4,758
Series 2007-6 Class B, 5.635% 3/12/51 (b)	1,095	307
Series 2007-8 Class A3, 6.0713% 8/12/49 (b)	936	967
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.634% 7/15/19 (a)(b)	227	226
Series 2007-XLFA:
Class D, 0.6228% 10/15/20 (a)(b)	95	95
Class E, 0.6828% 10/15/20 (a)(b)	528	528
Class F, 0.7328% 10/15/20 (a)(b)	397	397
Class G, 0.7728% 10/15/20 (a)(b)	491	491
Class H, 0.8628% 10/15/20 (a)(b)	309	308
Class J, 1.0128% 10/15/20 (a)(b)	179	172
sequential payer Series 2007-IQ15 Class A4, 6.1143% 6/11/49 (b)	16,928	17,563
Series 2007-IQ14 Class A4, 5.692% 4/15/49	19,062	19,457
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (a)	173	52
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	30,892	31,376
Series 2007-C31 Class A4, 5.509% 4/15/47	32,250	32,757
Series 2007-C32 Class A3, 5.8892% 6/15/49 (b)	16,199	16,620
Series 2007-C33 Class A4, 6.1472% 2/15/51 (b)	29,646	30,247
Series 2007-C32:
Class D, 5.8892% 6/15/49 (b)	823	539
Class E, 5.8892% 6/15/49 (b)	1,297	648
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $408,399)		383,920

Municipal Securities - 1.8%
Chicago Gen. Oblig.:
(Taxable Proj.):	$	$
Series 2010 C1, 7.781% 1/1/35	1,510	1,625
Series 2012 B, 5.432% 1/1/42	5,580	4,595
6.314% 1/1/44	29,170	26,520
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	3,515	3,588
4.95% 6/1/23	10,235	10,806
5.1% 6/1/33	47,970	45,911
Series 2010 5, 6.2% 7/1/21	3,205	3,477
Series 2010-1, 6.63% 2/1/35	4,420	4,824
Series 2010-3:
6.725% 4/1/35	5,880	6,462
7.35% 7/1/35	3,010	3,405
Series 2011:
5.365% 3/1/17	195	200
5.665% 3/1/18	7,610	8,029
5.877% 3/1/19	18,645	20,193
Series 2013:
1.84% 12/1/16	4,160	4,160
3.6% 12/1/19	3,585	3,645
TOTAL MUNICIPAL SECURITIES
(Cost $152,367)		147,440

Foreign Government and Government Agency Obligations - 0.1%
United Mexican States 3.5% 1/21/21 (Cost $6,959)	$6,991	$7,281

Bank Notes - 0.6%
Discover Bank:
(Delaware) 3.2% 8/9/21	$8,981	$9,062
3.1% 6/4/20	8,842	8,995
8.7% 11/18/19	1,409	1,643
KeyBank NA 6.95% 2/1/28	1,344	1,709
Marshall & Ilsley Bank 5% 1/17/17	6,983	7,126
Regions Bank 7.5% 5/15/18	18,321	19,989
TOTAL BANK NOTES
(Cost $47,003)		48,524
	Shares	Value (000s)

Fixed-Income Funds - 30.0%
Fidelity Mortgage Backed Securities Central Fund (f)	18,247,015	$2,008,814
Fidelity Specialized High Income Central Fund (f)	4,251,596	425,032
TOTAL FIXED-INCOME FUNDS
(Cost $2,400,505)		2,433,846
	Principal Amount (000s)	Value (000s)

Preferred Securities - 0.2%
FINANCIALS - 0.2%
Banks - 0.2%
Barclays Bank PLC 7.625% 11/21/22 (Cost $11,925)	10,602	11,594
	Shares	Value (000s)

Money Market Funds - 3.4%
Fidelity Cash Central Fund, 0.40% (g)
(Cost $274,119)	274,119,143	274,119
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $8,065,256)		8,098,070
NET OTHER ASSETS (LIABILITIES) - 0.1%		5,249
NET ASSETS - 100%		$8,103,319

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3.5% 6/1/46	$(500)	$(523)
4% 6/1/46	(600)	(641)
TOTAL TBA SALE COMMITMENTS
(Proceeds $1,165)		$(1,164)

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (000s)(2)	Value (000s)(1)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Credit Default Swaps
Buy Protection
Deutsche Bank AG		Dec. 2018	Credit Suisse International	(1%)	USD 6,500	$18	$(171)	$(153)
Deutsche Bank AG		Mar. 2019	JPMorgan Chase Bank, N.A.	(1%)	USD 4,085	16	(132)	(116)
National Australia Bank Ltd		Dec. 2018	Credit Suisse International	(1%)	USD 6,500	(110)	(284)	(394)
National Australia Bank Ltd		Dec. 2018	Credit Suisse International	(1%)	USD 6,500	(110)	(244)	(354)
Societe Generale		Dec. 2017	Credit Suisse International	(3%)	USD 3,825	(183)	18	(165)
Societe Generale		Dec. 2017	Credit Suisse International	(3%)	USD 3,823	(183)	49	(134)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse International	(1%)	USD 5,500	(73)	(44)	(117)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse International	(1%)	USD 3,823	(51)	(69)	(120)
TOTAL BUY PROTECTION						(676)	(877)	(1,553)
Sell Protection
Countrywide Home Loans Inc Series 2003-BC1 Class B1	Caa2	Apr. 2032	Merrill Lynch International	4.29%	USD 50	(3)	0	(3)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch International	4.60%	USD 78	(1)	0	(1)
TOTAL SELL PROTECTION						(4)	0	(4)

TOTAL CREDIT DEFAULT SWAPS						$(680)	$(877)	$(1,557)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $407,164,000 or 5.0% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $1,935,000.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$510
Fidelity Mortgage Backed Securities Central Fund	29,775
Fidelity Specialized High Income Central Fund	17,378
Total	$47,663

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$1,190,488	$805,366	$--	$2,008,814	30.0%
Fidelity Specialized High Income Central Fund	413,534	17,378	--	425,032	52.0%
Total	$1,604,022	$822,744	$--	$2,433,846

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$2,910,649	$--	$2,910,649	$--
U.S. Government and Government Agency Obligations	1,769,869	--	1,769,869	--
U.S. Government Agency - Mortgage Securities	37,195	--	37,195	--
Asset-Backed Securities	54,626	--	51,348	3,278
Collateralized Mortgage Obligations	19,007	--	19,007	--
Commercial Mortgage Securities	383,920	--	383,666	254
Municipal Securities	147,440	--	147,440	--
Foreign Government and Government Agency Obligations	7,281	--	7,281	--
Bank Notes	48,524	--	48,524	--
Fixed-Income Funds	2,433,846	2,433,846	--	--
Preferred Securities	11,594	--	11,594	--
Money Market Funds	274,119	274,119	--	--
Total Investments in Securities:	$8,098,070	$2,707,965	$5,386,573	$3,532
Derivative Instruments:
Assets
Swaps	$34	$--	$34	$--
Total Assets	$34	$--	$34	$--
Liabilities
Swaps	$(714)	$--	$(714)	$--
Total Liabilities	$(714)	$--	$(714)	$--
Total Derivative Instruments:	$(680)	$--	$(680)	$--
Other Financial Instruments:
TBA Sale Commitments	$(1,164)	$--	$(1,164)	$--
Total Other Financial Instruments:	$(1,164)	$--	$(1,164)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $8,059,819,000. Net unrealized appreciation aggregated $38,251,000, of which $200,962,000 related to appreciated investment securities and $162,711,000 related to depreciated investment securities.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Investment Grade Bond Fund

May 31, 2016

LIG-QTLY-0716
1.873112.107

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 44.9%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.9%
Automobiles - 0.9%
General Motors Co.:
3.5% 10/2/18	$15,850,000	$16,253,700
5.2% 4/1/45	9,418,000	9,148,127
6.25% 10/2/43	2,624,000	2,894,521
6.6% 4/1/36	11,647,000	13,283,730
6.75% 4/1/46	19,526,000	22,843,077
General Motors Financial Co., Inc.:
2.625% 7/10/17	5,075,000	5,112,195
3.2% 7/13/20	26,000,000	26,240,838
3.25% 5/15/18	8,305,000	8,462,006
3.5% 7/10/19	18,875,000	19,373,583
4.2% 3/1/21	27,410,000	28,635,830
4.25% 5/15/23	9,285,000	9,484,005
4.375% 9/25/21	41,737,000	43,734,700
4.75% 8/15/17	8,785,000	9,072,595
		214,538,907
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19	2,684,000	2,764,074
4.25% 6/15/23	18,902,000	20,470,450
		23,234,524
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.:
2.75% 12/9/20	4,768,000	4,895,205
3.7% 1/30/26	12,567,000	13,356,861
4.7% 12/9/35	6,487,000	6,972,630
4.875% 12/9/45	10,181,000	11,278,461
		36,503,157
Media - 2.7%
21st Century Fox America, Inc.:
6.15% 3/1/37	8,831,000	10,666,894
6.15% 2/15/41	44,925,000	54,726,871
7.75% 12/1/45	10,133,000	14,245,265
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (a)	26,167,000	27,562,931
4.908% 7/23/25 (a)	25,893,000	27,747,327
6.484% 10/23/45 (a)	19,030,000	21,951,181
Comcast Corp. 3.6% 3/1/24	43,000,000	46,143,558
Discovery Communications LLC:
3.25% 4/1/23	3,681,000	3,559,748
6.35% 6/1/40	10,151,000	10,320,430
NBCUniversal, Inc. 5.15% 4/30/20	28,753,000	32,398,938
Thomson Reuters Corp.:
1.3% 2/23/17	8,556,000	8,563,795
3.85% 9/29/24	18,774,000	19,509,058
Time Warner Cable, Inc.:
4% 9/1/21	38,151,000	39,710,231
4.5% 9/15/42	37,419,000	33,341,489
5.5% 9/1/41	14,842,000	14,947,720
5.85% 5/1/17	7,927,000	8,216,090
5.875% 11/15/40	9,556,000	9,972,527
6.55% 5/1/37	40,036,000	45,077,093
6.75% 7/1/18	23,280,000	25,380,019
7.3% 7/1/38	30,237,000	36,359,962
8.25% 4/1/19	42,627,000	49,310,104
Time Warner, Inc.:
3.6% 7/15/25	9,728,000	10,089,512
4.9% 6/15/42	21,000,000	22,100,085
6.2% 3/15/40	15,555,000	18,505,612
6.5% 11/15/36	6,573,000	7,962,907
Viacom, Inc.:
2.5% 9/1/18	3,555,000	3,594,219
3.5% 4/1/17	15,103,000	15,342,186
		617,305,752

TOTAL CONSUMER DISCRETIONARY		891,582,340

CONSUMER STAPLES - 2.7%
Beverages - 1.1%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	51,141,000	52,043,025
3.3% 2/1/23	55,080,000	56,612,766
4.7% 2/1/36	52,149,000	56,348,611
4.9% 2/1/46	59,642,000	66,466,953
SABMiller Holdings, Inc. 3.75% 1/15/22 (a)	16,792,000	17,749,581
		249,220,936
Food & Staples Retailing - 0.4%
CVS Health Corp.:
2.8% 7/20/20	23,157,000	23,810,190
3.5% 7/20/22	13,624,000	14,374,478
4% 12/5/23	18,015,000	19,511,722
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17	6,303,000	6,330,324
2.7% 11/18/19	14,218,000	14,524,668
		78,551,382
Food Products - 0.0%
ConAgra Foods, Inc. 1.9% 1/25/18	8,922,000	8,976,049
Tobacco - 1.2%
Altria Group, Inc.:
2.85% 8/9/22	31,563,000	32,406,774
9.25% 8/6/19	1,547,000	1,903,339
Imperial Tobacco Finance PLC:
2.05% 7/20/18 (a)	13,299,000	13,371,360
2.95% 7/21/20 (a)	24,400,000	25,061,435
3.75% 7/21/22 (a)	26,649,000	27,836,399
4.25% 7/21/25 (a)	25,864,000	27,614,838
Reynolds American, Inc.:
2.3% 6/12/18	11,475,000	11,642,971
3.25% 6/12/20	5,106,000	5,320,539
4% 6/12/22	17,554,000	18,863,616
4.45% 6/12/25	12,732,000	13,969,283
5.7% 8/15/35	6,607,000	7,762,981
5.85% 8/15/45	50,684,000	61,865,955
6.15% 9/15/43	11,136,000	13,712,614
7.25% 6/15/37	15,680,000	20,769,571
		282,101,675

TOTAL CONSUMER STAPLES		618,850,042

ENERGY - 7.9%
Energy Equipment & Services - 0.8%
DCP Midstream LLC:
4.75% 9/30/21 (a)	21,176,000	19,534,860
5.35% 3/15/20 (a)	39,799,000	38,311,672
6.75% 9/15/37 (a)	2,991,000	2,564,783
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	13,430,000	13,874,869
6.5% 4/1/20	2,078,000	2,256,265
Ensco PLC:
5.2% 3/15/25	32,677,000	21,713,867
5.75% 10/1/44	12,542,000	7,305,715
Halliburton Co.:
3.8% 11/15/25	12,900,000	13,046,338
4.85% 11/15/35	11,266,000	11,565,011
5% 11/15/45	15,435,000	15,785,899
Noble Holding International Ltd.:
4% 3/16/18 (b)	1,918,000	1,859,022
5.95% 4/1/25	32,232,000	23,609,940
6.95% 4/1/45	11,807,000	7,792,620
Transocean, Inc. 5.55% 12/15/16 (b)	13,734,000	13,837,005
		193,057,866
Oil, Gas & Consumable Fuels - 7.1%
Anadarko Finance Co. 7.5% 5/1/31	13,020,000	14,729,891
Anadarko Petroleum Corp.:
4.85% 3/15/21	6,591,000	6,829,950
5.55% 3/15/26	16,886,000	17,998,838
6.375% 9/15/17	7,930,000	8,343,986
6.6% 3/15/46	22,900,000	25,455,800
BP Capital Markets PLC:
2.315% 2/13/20	51,007,000	51,649,382
3.535% 11/4/24	26,060,000	26,633,841
3.814% 2/10/24	22,007,000	23,117,935
4.5% 10/1/20	9,929,000	10,870,895
4.742% 3/11/21	12,000,000	13,317,948
Canadian Natural Resources Ltd. 1.75% 1/15/18	10,142,000	9,962,892
Cenovus Energy, Inc. 5.7% 10/15/19	26,560,000	27,182,407
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	4,897,000	4,888,440
3.3% 6/1/20	23,925,000	23,999,072
4.5% 6/1/25	7,318,000	7,562,626
5.8% 6/1/45	9,183,000	9,928,540
ConocoPhillips Co. 5.75% 2/1/19	12,956,000	14,125,383
DCP Midstream Operating LP:
2.5% 12/1/17	11,492,000	11,233,430
2.7% 4/1/19	2,202,000	2,062,290
3.875% 3/15/23	38,871,000	34,498,013
Duke Energy Field Services 6.45% 11/3/36 (a)	7,882,000	6,601,175
El Paso Corp. 6.5% 9/15/20	21,920,000	23,924,759
El Paso Natural Gas Co. 5.95% 4/15/17	1,304,000	1,342,194
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	16,015,000	16,449,551
Enable Midstream Partners LP:
2.4% 5/15/19	6,935,000	6,318,555
3.9% 5/15/24	7,314,000	6,196,494
Enbridge Energy Partners LP:
4.2% 9/15/21	24,752,000	24,907,368
4.375% 10/15/20	16,600,000	16,747,458
Enterprise Products Operating LP:
2.55% 10/15/19	4,990,000	5,062,859
3.75% 2/15/25	16,764,000	17,078,107
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (a)	9,551,000	9,551,000
Kinder Morgan Energy Partners LP:
2.65% 2/1/19	2,031,000	2,011,781
3.95% 9/1/22	17,841,000	17,477,204
6.55% 9/15/40	2,324,000	2,261,391
Kinder Morgan, Inc. 3.05% 12/1/19	5,941,000	5,920,325
Marathon Petroleum Corp. 5.125% 3/1/21	20,728,000	22,412,938
Motiva Enterprises LLC 5.75% 1/15/20 (a)	6,844,000	7,385,087
MPLX LP 4% 2/15/25	3,838,000	3,444,214
Nakilat, Inc. 6.067% 12/31/33 (a)	5,435,000	6,115,516
Petro-Canada 6.05% 5/15/18	2,920,000	3,126,056
Petrobras Global Finance BV:
3% 1/15/19	2,773,000	2,548,387
3.25% 3/17/17	44,873,000	44,828,127
4.375% 5/20/23	69,514,000	53,282,481
4.875% 3/17/20	47,054,000	42,499,173
5.625% 5/20/43	47,507,000	31,592,155
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21	81,955,000	72,530,175
5.75% 1/20/20	37,518,000	35,201,264
7.875% 3/15/19	14,377,000	14,574,684
Petroleos Mexicanos:
3.125% 1/23/19	3,563,000	3,541,622
3.5% 7/18/18	34,560,000	34,663,680
3.5% 7/23/20	22,730,000	22,246,988
3.5% 1/30/23	28,927,000	26,323,570
4.5% 1/23/26	25,619,000	24,040,870
4.875% 1/24/22	17,019,000	17,008,363
4.875% 1/18/24	25,208,000	24,735,350
5.5% 1/21/21	21,149,000	21,968,524
5.5% 6/27/44	92,634,000	77,367,917
5.625% 1/23/46	24,828,000	21,072,765
6% 3/5/20	10,740,000	11,399,221
6.375% 1/23/45	22,458,000	21,027,425
6.5% 6/2/41	47,555,000	44,939,475
6.875% 8/4/26 (a)	20,000,000	21,732,000
8% 5/3/19	13,934,000	15,458,380
Phillips 66 Co. 4.3% 4/1/22	21,152,000	22,645,331
Phillips 66 Partners LP 2.646% 2/15/20	2,101,000	2,072,754
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	23,890,000	22,423,345
3.85% 10/15/23	20,000,000	18,266,020
6.125% 1/15/17	5,000,000	5,137,300
Shell International Finance BV:
3.25% 5/11/25	26,300,000	26,922,232
4.375% 5/11/45	26,300,000	27,117,351
Southwestern Energy Co.:
3.3% 1/23/18	9,962,000	9,613,330
4.05% 1/23/20	18,075,000	16,177,125
4.95% 1/23/25	13,262,000	11,106,925
Spectra Energy Capital, LLC 5.65% 3/1/20	15,101,000	15,997,939
Spectra Energy Partners LP:
2.95% 6/15/16	3,790,000	3,791,607
2.95% 9/25/18	4,862,000	4,925,415
4.6% 6/15/21	4,954,000	5,261,916
Suncor Energy, Inc. 6.1% 6/1/18	9,550,000	10,226,971
The Williams Companies, Inc.:
3.7% 1/15/23	18,174,000	15,311,595
4.55% 6/24/24	86,182,000	75,193,795
Western Gas Partners LP:
2.6% 8/15/18	26,355,000	25,572,056
5.375% 6/1/21	29,916,000	30,117,484
Williams Partners LP:
3.6% 3/15/22	12,844,000	11,303,118
4% 11/15/21	7,970,000	7,373,334
4.125% 11/15/20	4,302,000	4,032,906
4.3% 3/4/24	17,006,000	15,131,667
4.5% 11/15/23	8,697,000	7,899,337
		1,626,929,040

TOTAL ENERGY		1,819,986,906

FINANCIALS - 20.9%
Banks - 7.8%
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (a)	28,250,000	28,201,975
4% 4/14/19 (a)	24,345,000	23,827,669
5.75% 9/26/23 (a)	25,847,000	25,508,404
Bank of America Corp.:
2.25% 4/21/20	682,000	679,364
2.6% 1/15/19	45,756,000	46,471,578
3.3% 1/11/23	1,820,000	1,851,865
3.875% 8/1/25	14,423,000	15,050,545
3.95% 4/21/25	36,572,000	36,517,435
4% 1/22/25	58,937,000	59,050,572
4.1% 7/24/23	26,666,000	28,304,572
4.2% 8/26/24	36,930,000	37,710,774
4.25% 10/22/26	24,664,000	25,029,816
4.45% 3/3/26	25,446,000	26,263,682
5.65% 5/1/18	16,400,000	17,535,749
5.75% 12/1/17	32,792,000	34,688,984
5.875% 1/5/21	9,805,000	11,167,866
Barclays PLC:
2.75% 11/8/19	20,644,000	20,615,883
3.25% 1/12/21	24,010,000	24,206,762
4.375% 1/12/26	32,341,000	32,951,339
Capital One NA 2.95% 7/23/21	31,087,000	31,595,956
Citigroup, Inc.:
1.85% 11/24/17	50,965,000	51,099,293
2.4% 2/18/20	81,119,000	81,593,222
4.05% 7/30/22	10,740,000	11,195,526
4.4% 6/10/25	52,520,000	53,954,794
5.5% 9/13/25	11,022,000	12,138,253
Citizens Bank NA 2.55% 5/13/21	7,737,000	7,722,679
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	27,180,000	27,996,134
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	26,632,000	26,330,499
3.75% 3/26/25	26,750,000	26,178,513
3.8% 9/15/22	38,070,000	38,352,441
Discover Bank:
4.2% 8/8/23	35,498,000	37,201,727
7% 4/15/20	9,043,000	10,210,940
Fifth Third Bancorp:
4.5% 6/1/18	2,562,000	2,685,988
8.25% 3/1/38	12,528,000	18,149,339
HBOS PLC 6.75% 5/21/18 (a)	4,594,000	4,940,484
HSBC Holdings PLC 4.25% 3/14/24	12,220,000	12,393,426
HSBC U.S.A., Inc. 1.625% 1/16/18	21,531,000	21,527,124
Huntington Bancshares, Inc. 7% 12/15/20	4,459,000	5,161,132
Intesa Sanpaolo SpA 5.71% 1/15/26 (a)	36,404,000	35,788,845
JPMorgan Chase & Co.:
1.625% 5/15/18	26,730,000	26,716,555
2.2% 10/22/19	22,906,000	23,053,308
2.35% 1/28/19	21,611,000	21,950,163
3.25% 9/23/22	53,888,000	55,450,483
3.875% 9/10/24	58,432,000	59,634,297
4.125% 12/15/26	75,621,000	78,291,404
4.25% 10/15/20	40,500,000	43,667,303
4.35% 8/15/21	37,606,000	40,906,679
4.625% 5/10/21	10,326,000	11,342,460
4.95% 3/25/20	8,235,000	9,069,000
Rabobank Nederland 4.375% 8/4/25	39,970,000	41,596,339
Regions Bank 6.45% 6/26/37	40,184,000	47,724,568
Regions Financial Corp.:
2% 5/15/18	28,255,000	28,246,834
3.2% 2/8/21	14,047,000	14,195,505
Royal Bank of Canada 4.65% 1/27/26	27,981,000	29,222,097
Royal Bank of Scotland Group PLC:
4.8% 4/5/26	42,281,000	43,583,678
5.125% 5/28/24	45,938,000	45,380,359
6% 12/19/23	30,612,000	31,912,092
6.1% 6/10/23	35,599,000	37,258,981
6.125% 12/15/22	71,538,000	75,925,068
Wachovia Corp.:
5.75% 6/15/17	2,050,000	2,142,822
5.75% 2/1/18	4,000,000	4,278,928
Wells Fargo & Co. 4.48% 1/16/24	16,709,000	18,064,183
		1,801,464,255
Capital Markets - 4.0%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	28,809,000	28,044,294
4.25% 2/15/24	23,736,000	24,528,593
Credit Suisse AG 6% 2/15/18	27,227,000	28,780,954
Deutsche Bank AG 4.5% 4/1/25	67,755,000	62,857,127
Deutsche Bank AG London Branch:
1.875% 2/13/18	51,007,000	50,716,719
2.85% 5/10/19	46,140,000	46,161,178
Goldman Sachs Group, Inc.:
1.748% 9/15/17	80,000,000	79,998,640
2.55% 10/23/19	24,803,000	25,143,198
2.6% 4/23/20	20,000,000	20,195,240
2.625% 1/31/19	94,162,000	95,748,065
2.9% 7/19/18	39,857,000	40,725,883
5.25% 7/27/21	17,979,000	20,111,597
6% 6/15/20	16,000,000	18,153,344
Lazard Group LLC:
4.25% 11/14/20	20,221,000	21,235,932
6.85% 6/15/17	1,877,000	1,968,357
Merrill Lynch & Co., Inc. 6.875% 4/25/18	9,961,000	10,871,396
Morgan Stanley:
1.875% 1/5/18	25,133,000	25,219,357
2.125% 4/25/18	26,580,000	26,787,882
2.8% 6/16/20	40,000,000	40,639,080
3.75% 2/25/23	29,016,000	30,204,786
4.1% 5/22/23	20,000,000	20,629,940
4.875% 11/1/22	39,633,000	42,997,445
5% 11/24/25	6,349,000	6,887,490
5.625% 9/23/19	16,919,000	18,734,882
5.75% 1/25/21	26,624,000	30,180,860
7.3% 5/13/19	22,127,000	25,327,317
UBS AG Stamford Branch:
1.375% 6/1/17	19,567,000	19,564,163
1.8% 3/26/18	39,521,000	39,683,313
UBS Group Funding Ltd. 4.125% 9/24/25 (a)	27,816,000	28,525,391
		930,622,423
Consumer Finance - 1.1%
Discover Financial Services:
3.75% 3/4/25	20,000,000	19,965,020
3.85% 11/21/22	38,277,000	38,772,649
3.95% 11/6/24	16,412,000	16,663,268
5.2% 4/27/22	16,852,000	18,215,344
6.45% 6/12/17	16,773,000	17,505,611
Ford Motor Credit Co. LLC:
2.24% 6/15/18	29,329,000	29,480,426
2.875% 10/1/18	27,070,000	27,621,064
Hyundai Capital America:
1.45% 2/6/17 (a)	29,291,000	29,283,384
2.125% 10/2/17 (a)	8,655,000	8,698,188
2.875% 8/9/18 (a)	12,509,000	12,731,535
Synchrony Financial:
1.875% 8/15/17	5,478,000	5,474,297
3% 8/15/19	8,044,000	8,132,790
3.75% 8/15/21	12,146,000	12,539,458
4.25% 8/15/24	12,226,000	12,637,564
		257,720,598
Diversified Financial Services - 0.4%
Brixmor Operating Partnership LP:
3.85% 2/1/25	22,346,000	21,686,346
3.875% 8/15/22	17,670,000	17,698,007
ING U.S., Inc. 5.5% 7/15/22	24,067,000	26,870,878
IntercontinentalExchange, Inc.:
2.75% 12/1/20	8,512,000	8,751,952
3.75% 12/1/25	15,218,000	15,768,803
		90,775,986
Insurance - 2.7%
ACE INA Holdings, Inc. 2.875% 11/3/22	15,579,000	16,004,649
AIA Group Ltd. 2.25% 3/11/19 (a)	5,074,000	5,095,915
American International Group, Inc.:
2.3% 7/16/19	10,789,000	10,878,031
3.3% 3/1/21	11,928,000	12,234,013
3.875% 1/15/35	29,736,000	27,279,866
4.875% 6/1/22	26,181,000	28,598,894
Aon Corp. 5% 9/30/20	5,687,000	6,293,433
Five Corners Funding Trust 4.419% 11/15/23 (a)	24,590,000	26,101,547
Great-West Life & Annuity Insurance Co. 3.1641% 5/16/46 (a)(b)	11,133,000	9,824,873
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	27,603,000	31,034,384
5.375% 3/15/17	546,000	562,557
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	23,174,000	25,303,413
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	13,119,000	14,455,577
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (a)	49,265,000	44,956,579
MetLife, Inc.:
1.903% 12/15/17 (b)	5,102,000	5,141,224
3.048% 12/15/22 (b)	21,302,000	21,688,589
4.368% 9/15/23	23,681,000	25,916,321
4.75% 2/8/21	6,004,000	6,666,097
Metropolitan Life Global Funding I:
1.875% 6/22/18 (a)	22,959,000	23,131,950
3% 1/10/23 (a)	15,204,000	15,371,533
Pacific Life Insurance Co. 9.25% 6/15/39 (a)	11,401,000	16,277,402
Pacific LifeCorp:
5.125% 1/30/43 (a)	30,812,000	32,061,611
6% 2/10/20 (a)	17,699,000	19,634,757
Pricoa Global Funding I:
1.6% 5/29/18 (a)	4,564,000	4,586,501
5.375% 5/15/45 (b)	27,275,000	27,990,969
Prudential Financial, Inc.:
2.3% 8/15/18	3,901,000	3,963,755
4.5% 11/16/21	12,469,000	13,710,239
7.375% 6/15/19	3,820,000	4,401,091
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	29,603,000	32,110,729
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (a)	7,063,000	7,175,062
4.125% 11/1/24 (a)	10,239,000	10,538,849
Unum Group:
3.875% 11/5/25	25,368,000	25,173,478
5.625% 9/15/20	18,528,000	20,416,578
5.75% 8/15/42	40,693,000	43,168,681
		617,749,147
Real Estate Investment Trusts - 2.7%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	4,816,000	4,792,681
4.6% 4/1/22	6,540,000	6,931,491
American Campus Communities Operating Partnership LP 3.75% 4/15/23	7,324,000	7,417,733
AvalonBay Communities, Inc.:
3.625% 10/1/20	12,415,000	13,130,340
4.2% 12/15/23	20,000,000	21,828,660
Boston Properties, Inc. 3.85% 2/1/23	27,063,000	28,592,574
Camden Property Trust:
2.95% 12/15/22	12,066,000	12,022,635
4.25% 1/15/24	20,255,000	21,635,986
Corporate Office Properties LP 5% 7/1/25	12,342,000	12,684,688
DDR Corp.:
3.625% 2/1/25	12,010,000	11,765,584
4.25% 2/1/26	9,452,000	9,670,256
4.625% 7/15/22	19,208,000	20,438,157
4.75% 4/15/18	21,321,000	22,284,517
7.5% 4/1/17	9,638,000	10,091,863
Duke Realty LP:
3.625% 4/15/23	22,930,000	23,394,516
3.75% 12/1/24	9,068,000	9,234,352
3.875% 10/15/22	20,422,000	21,156,457
4.375% 6/15/22	13,477,000	14,337,102
5.95% 2/15/17	828,000	852,424
6.5% 1/15/18	12,019,000	12,863,106
6.75% 3/15/20	1,066,000	1,219,806
8.25% 8/15/19	5,060,000	5,973,715
Equity One, Inc.:
3.75% 11/15/22	30,646,000	30,589,274
6% 9/15/17	4,090,000	4,280,173
ERP Operating LP:
2.375% 7/1/19	14,895,000	15,136,373
4.625% 12/15/21	31,142,000	34,789,040
4.75% 7/15/20	31,427,000	34,732,963
Federal Realty Investment Trust 5.9% 4/1/20	3,969,000	4,503,219
Health Care REIT, Inc.:
2.25% 3/15/18	10,222,000	10,285,121
4% 6/1/25	16,821,000	17,208,791
4.7% 9/15/17	3,736,000	3,865,594
HRPT Properties Trust:
6.25% 6/15/17	861,000	878,338
6.65% 1/15/18	3,483,000	3,642,570
Lexington Corporate Properties Trust 4.4% 6/15/24	7,941,000	7,987,503
Omega Healthcare Investors, Inc.:
4.5% 1/15/25	7,527,000	7,316,462
4.5% 4/1/27	73,646,000	70,388,196
4.95% 4/1/24	7,519,000	7,640,642
5.25% 1/15/26	29,837,000	30,623,175
Retail Opportunity Investments Partnership LP:
4% 12/15/24	5,631,000	5,358,854
5% 12/15/23	4,225,000	4,335,657
Weingarten Realty Investors 3.375% 10/15/22	4,634,000	4,642,411
WP Carey, Inc. 4% 2/1/25	30,215,000	28,948,659
		619,471,658
Real Estate Management & Development - 2.2%
Brandywine Operating Partnership LP:
3.95% 2/15/23	24,708,000	24,783,088
4.1% 10/1/24	24,424,000	24,501,082
4.55% 10/1/29	22,620,000	22,722,265
4.95% 4/15/18	19,325,000	20,187,958
5.7% 5/1/17	6,890,000	7,127,760
Digital Realty Trust LP:
3.4% 10/1/20	26,061,000	26,722,689
3.95% 7/1/22	17,345,000	17,840,894
4.75% 10/1/25	18,728,000	19,579,656
5.25% 3/15/21	10,656,000	11,763,425
Essex Portfolio LP 5.5% 3/15/17	8,105,000	8,343,490
Liberty Property LP:
3.375% 6/15/23	12,723,000	12,629,461
3.75% 4/1/25	17,751,000	17,943,279
4.125% 6/15/22	11,558,000	12,073,672
4.4% 2/15/24	32,513,000	34,343,579
4.75% 10/1/20	17,245,000	18,628,083
5.5% 12/15/16	4,865,000	4,966,143
6.625% 10/1/17	12,549,000	13,317,425
Mack-Cali Realty LP:
2.5% 12/15/17	17,302,000	17,319,492
3.15% 5/15/23	41,165,000	36,823,533
4.5% 4/18/22	7,126,000	7,150,179
7.75% 8/15/19	2,973,000	3,347,672
Mid-America Apartments LP:
4% 11/15/25	6,179,000	6,403,749
4.3% 10/15/23	5,535,000	5,854,630
6.05% 9/1/16	3,862,000	3,901,319
Post Apartment Homes LP 3.375% 12/1/22	4,560,000	4,546,749
Regency Centers LP 5.875% 6/15/17	3,320,000	3,457,202
Tanger Properties LP:
3.75% 12/1/24	17,037,000	17,201,850
3.875% 12/1/23	10,722,000	10,975,136
6.125% 6/1/20	24,577,000	27,782,726
Ventas Realty LP:
3.125% 6/15/23	6,397,000	6,382,172
3.5% 2/1/25	8,762,000	8,765,890
4.125% 1/15/26	8,443,000	8,834,156
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	15,576,000	15,594,940
4% 4/30/19	8,644,000	9,039,938
4.25% 3/1/22	5,600,000	5,969,141
Washington Prime Group LP 3.85% 4/1/20	20,000,000	20,403,980
		517,228,403

TOTAL FINANCIALS		4,835,032,470

HEALTH CARE - 1.9%
Biotechnology - 0.7%
AbbVie, Inc.:
1.75% 11/6/17	24,562,000	24,614,170
2.9% 11/6/22	25,191,000	25,304,637
3.6% 5/14/25	37,733,000	38,664,024
4.5% 5/14/35	36,362,000	36,921,211
4.7% 5/14/45	36,299,000	36,891,254
		162,395,296
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 2.675% 12/15/19	7,549,000	7,703,671
Health Care Providers & Services - 0.4%
Express Scripts Holding Co. 4.75% 11/15/21	36,410,000	40,121,890
Medco Health Solutions, Inc. 4.125% 9/15/20	11,062,000	11,820,831
UnitedHealth Group, Inc.:
2.75% 2/15/23	4,066,000	4,148,808
3.35% 7/15/22	9,392,000	9,913,002
WellPoint, Inc. 3.3% 1/15/23	21,022,000	21,324,170
		87,328,701
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	6,468,000	6,466,752
2.4% 2/1/19	4,078,000	4,124,298
		10,591,050
Pharmaceuticals - 0.7%
Actavis Funding SCS:
3% 3/12/20	22,207,000	22,498,600
3.45% 3/15/22	25,461,000	25,851,292
Mylan N.V.:
2.6% 6/9/19 (a)	12,126,000	12,112,419
3.25% 6/9/21 (a)	24,804,000	24,775,227
Mylan, Inc. 1.35% 11/29/16	8,049,000	8,040,363
Perrigo Co. PLC:
1.3% 11/8/16	7,040,000	7,022,851
2.3% 11/8/18	7,532,000	7,499,838
Perrigo Finance PLC:
3.5% 12/15/21	6,081,000	6,150,384
3.9% 12/15/24	9,061,000	8,905,441
4.9% 12/15/44	3,975,000	3,669,784
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	8,155,000	8,168,015
Zoetis, Inc.:
1.875% 2/1/18	3,884,000	3,880,586
3.25% 2/1/23	33,171,000	33,165,825
		171,740,625

TOTAL HEALTH CARE		439,759,343

INDUSTRIALS - 0.8%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
3.8% 10/7/24 (a)	15,580,000	16,035,512
6.375% 6/1/19 (a)	9,485,000	10,614,398
		26,649,910
Airlines - 0.1%
Continental Airlines, Inc.:
6.545% 8/2/20	636,441	673,864
6.648% 3/15/19	579,693	594,533
6.795% 2/2/20	46,365	48,043
6.9% 7/2/19	197,599	201,669
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	2,309,905	2,379,202
8.36% 1/20/19	3,921,788	4,139,839
		8,037,150
Trading Companies & Distributors - 0.6%
Air Lease Corp.:
2.125% 1/15/18	11,932,000	11,917,085
2.625% 9/4/18	24,956,000	24,857,998
3.375% 6/1/21	12,831,000	12,946,222
3.75% 2/1/22	25,484,000	25,855,123
3.875% 4/1/21	22,238,000	22,948,726
4.25% 9/15/24	19,743,000	19,880,016
4.75% 3/1/20	19,421,000	20,731,918
		139,137,088
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (b)	2,599,000	2,956,363

TOTAL INDUSTRIALS		176,780,511

INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment & Components - 0.2%
Amphenol Corp. 3.125% 9/15/21	7,717,000	7,828,788
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
6.02% 6/15/26 (a)(c)	9,250,000	9,333,629
8.35% 7/15/46 (a)(c)	9,252,000	9,407,054
Tyco Electronics Group SA:
2.375% 12/17/18	4,946,000	4,979,123
6.55% 10/1/17	3,075,000	3,275,573
		34,824,167
Technology Hardware, Storage & Peripherals - 0.3%
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (a)	24,710,000	25,386,461
4.9% 10/15/25 (a)	24,958,000	25,526,918
6.35% 10/15/45 (a)	25,046,000	23,927,721
		74,841,100

TOTAL INFORMATION TECHNOLOGY		109,665,267

MATERIALS - 0.7%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	19,768,000	21,470,381
4.25% 11/15/20	6,609,000	7,162,193
		28,632,574
Metals & Mining - 0.6%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	10,050,000	10,502,250
6.75% 10/19/75 (a)(b)	24,962,000	25,960,480
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (a)	22,911,000	23,841,530
4.875% 11/4/44 (a)	10,724,000	10,168,872
Freeport-McMoRan, Inc. 2.3% 11/14/17	16,405,000	15,994,875
Rio Tinto Finance (U.S.A.) PLC 2.25% 12/14/18	27,416,000	27,598,700
Vale Overseas Ltd.:
4.375% 1/11/22	22,000,000	19,775,360
6.25% 1/23/17	3,240,000	3,292,650
		137,134,717

TOTAL MATERIALS		165,767,291

TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.:
2.45% 6/30/20	18,005,000	18,092,810
3% 6/30/22	46,645,000	46,689,639
3.4% 5/15/25	51,500,000	51,405,395
3.6% 2/17/23	32,901,000	33,752,609
4.75% 5/15/46	49,954,000	49,532,388
4.8% 6/15/44	13,400,000	13,409,058
5.875% 10/1/19	16,408,000	18,465,760
6.3% 1/15/38	40,737,000	48,004,236
BellSouth Capital Funding Corp. 7.875% 2/15/30	193,000	241,295
CenturyLink, Inc.:
5.15% 6/15/17	1,983,000	2,033,586
6% 4/1/17	4,959,000	5,107,770
6.15% 9/15/19	12,036,000	12,622,755
Embarq Corp. 7.995% 6/1/36	7,935,000	7,927,065
Verizon Communications, Inc.:
2.625% 2/21/20	36,216,000	37,100,322
4.5% 9/15/20	64,976,000	71,269,380
5.012% 8/21/54	84,944,000	87,793,701
		503,447,769
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV 3.125% 7/16/22	16,205,000	16,462,805

TOTAL TELECOMMUNICATION SERVICES		519,910,574

UTILITIES - 3.4%
Electric Utilities - 2.2%
American Electric Power Co., Inc.:
1.65% 12/15/17	10,104,000	10,101,080
2.95% 12/15/22	9,568,000	9,790,982
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	15,117,000	17,035,529
6.4% 9/15/20 (a)	34,900,000	39,693,271
Edison International 3.75% 9/15/17	9,811,000	10,097,040
Eversource Energy:
1.45% 5/1/18	7,067,000	7,033,043
2.8% 5/1/23	32,099,000	32,470,931
Exelon Corp.:
1.55% 6/9/17	5,071,000	5,071,198
2.85% 6/15/20	7,468,000	7,633,730
FirstEnergy Corp.:
2.75% 3/15/18	61,557,000	62,001,380
4.25% 3/15/23	66,372,000	68,508,382
7.375% 11/15/31	30,718,000	37,428,531
FirstEnergy Solutions Corp. 6.05% 8/15/21	48,231,000	51,745,062
IPALCO Enterprises, Inc. 3.45% 7/15/20	42,035,000	42,455,350
LG&E and KU Energy LLC 3.75% 11/15/20	2,232,000	2,359,166
Nevada Power Co. 6.5% 5/15/18	15,159,000	16,635,380
NV Energy, Inc. 6.25% 11/15/20	7,075,000	8,286,771
Pennsylvania Electric Co. 6.05% 9/1/17	4,822,000	5,068,689
PG&E Corp. 2.4% 3/1/19	3,334,000	3,382,813
PPL Capital Funding, Inc. 3.4% 6/1/23	15,470,000	15,886,576
Progress Energy, Inc. 4.4% 1/15/21	40,776,000	44,280,738
TECO Finance, Inc. 5.15% 3/15/20	11,097,000	12,147,220
		509,112,862
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (a)	2,827,000	2,904,915
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	6,702,000	6,735,369
Texas Eastern Transmission LP 6% 9/15/17 (a)	12,691,000	13,317,593
		22,957,877
Multi-Utilities - 1.1%
Berkshire Hathaway Energy Co. 2% 11/15/18	29,001,000	29,327,551
Dominion Resources, Inc.:
2.9286% 9/30/66 (b)	66,502,000	49,219,992
7.5% 6/30/66 (b)	7,991,000	6,672,485
NiSource Finance Corp.:
5.45% 9/15/20	21,013,000	23,601,171
5.8% 2/1/42	11,523,000	13,949,479
5.95% 6/15/41	21,763,000	26,360,586
6.4% 3/15/18	4,848,000	5,230,207
6.8% 1/15/19	6,774,000	7,605,346
Puget Energy, Inc.:
6% 9/1/21	26,400,000	29,998,162
6.5% 12/15/20	8,451,000	9,726,577
Sempra Energy:
2.3% 4/1/17	24,264,000	24,444,645
2.875% 10/1/22	9,886,000	9,949,251
Wisconsin Energy Corp. 6.25% 5/15/67 (b)	13,102,000	10,776,395
		246,861,847

TOTAL UTILITIES		778,932,586

TOTAL NONCONVERTIBLE BONDS
(Cost $10,162,609,559)		10,356,267,330

U.S. Government and Government Agency Obligations - 17.5%
U.S. Treasury Inflation-Protected Obligations - 5.8%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$131,322,224	$125,012,347
1.375% 2/15/44	261,859,216	288,499,992
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	359,681,484	357,561,596
0.25% 1/15/25	25,135,000	25,069,827
0.375% 7/15/25	330,299,630	333,988,417
0.625% 1/15/26	200,438,000	207,081,248

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		1,337,213,427

U.S. Treasury Obligations - 11.7%
U.S. Treasury Bonds:
3% 5/15/45	485,031,000	521,029,516
3% 11/15/45	197,310,000	211,938,761
U.S. Treasury Notes:
1% 5/15/18	745,283,000	746,767,604
1.125% 6/15/18	50,000,000	50,222,650
1.25% 3/31/21	729,240,000	724,852,892
1.375% 4/30/21	143,110,000	143,070,931
1.75% 12/31/20	295,223,000	300,366,375

TOTAL U.S. TREASURY OBLIGATIONS		2,698,248,729

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $3,985,558,137)		4,035,462,156

U.S. Government Agency - Mortgage Securities - 24.8%
Fannie Mae - 13.6%
2.005% 1/1/35 (b)	6,623	6,849
2.029% 1/1/35 (b)	562,719	581,874
2.099% 10/1/33 (b)	63,327	65,355
2.115% 10/1/35 (b)	45,604	47,332
2.133% 2/1/33 (b)	48,571	50,169
2.15% 7/1/35 (b)	72,065	74,712
2.174% 3/1/35 (b)	81,593	84,460
2.23% 7/1/34 (b)	121,019	126,100
2.24% 12/1/34 (b)	23,592	24,621
2.25% 10/1/34 (b)	3,019	3,106
2.302% 6/1/36 (b)	269,026	281,614
2.303% 10/1/33 (b)	61,955	64,129
2.305% 12/1/34 (b)	192,877	199,603
2.315% 1/1/35 (b)	395,645	411,954
2.315% 9/1/36 (b)	168,068	175,984
2.317% 5/1/36 (b)	387,616	406,828
2.361% 9/1/36 (b)	156,023	163,643
2.453% 5/1/35 (b)	486,161	510,901
2.5% 3/1/27 to 8/1/43	62,920,740	63,785,472
2.5% 6/1/31 (c)	24,500,000	25,116,878
2.509% 4/1/37 (b)	209,930	218,731
2.534% 5/1/36 (b)	311,815	328,913
2.545% 11/1/36 (b)	576,272	606,254
2.55% 3/1/33 (b)	200,365	209,345
2.557% 10/1/33 (b)	275,080	290,900
2.557% 6/1/42 (b)	2,650,947	2,749,982
2.564% 6/1/47 (b)	314,358	331,427
2.603% 12/1/33 (b)	1,705,173	1,799,292
2.615% 7/1/35 (b)	368,167	386,839
2.627% 3/1/40 (b)	842,537	888,728
2.628% 7/1/37 (b)	259,045	274,292
2.68% 6/1/36 (b)	705,699	746,868
2.685% 12/1/39 (b)	515,028	544,619
2.689% 2/1/42 (b)	3,139,937	3,276,766
2.69% 3/1/37 (b)	56,890	59,610
2.725% 9/1/36 (b)	751,890	796,994
2.757% 1/1/42 (b)	2,487,658	2,589,734
2.758% 7/1/34 (b)	439,931	466,941
2.78% 9/1/37 (b)	69,729	74,174
2.831% 5/1/35 (b)	160,322	170,544
2.833% 3/1/35 (b)	164,776	174,086
2.835% 9/1/35 (b)	187,629	197,129
2.951% 11/1/40 (b)	1,591,285	1,675,424
2.98% 9/1/41 (b)	1,802,985	1,885,570
2.991% 10/1/41 (b)	808,168	843,571
3% 11/1/26 to 6/1/46	539,370,937	554,675,876
3% 6/1/31 (c)	4,400,000	4,585,892
3% 6/1/46(c)	60,000,000	61,424,010
3% 6/1/46 (c)	88,500,000	90,600,415
3% 7/1/46 (c)	148,500,000	151,705,373
3.007% 8/1/41 (b)	2,187,665	2,289,700
3.248% 7/1/41 (b)	2,655,148	2,790,392
3.347% 9/1/41 (b)	675,518	718,586
3.358% 10/1/41 (b)	1,341,705	1,406,482
3.468% 12/1/40 (b)	25,014,783	26,251,354
3.5% 9/1/25 to 5/1/46	845,931,604	891,383,179
3.5% 6/1/46 (c)	77,500,000	81,096,915
3.5% 6/1/46 (c)	45,400,000	47,507,096
3.5% 6/1/46 (c)	45,100,000	47,193,172
3.557% 7/1/41 (b)	3,436,937	3,622,130
4% 9/1/24 to 4/1/46	504,061,936	541,424,707
4% 6/1/46 (c)	26,200,000	27,972,050
4.5% 4/1/21 to 4/1/45	176,730,045	193,029,089
4.5% 6/1/46 (c)	200,000	217,793
5% 3/1/18 to 11/1/44	192,910,027	216,011,229
5.204% 7/1/37 (b)	85,707	91,064
5.255% 8/1/41	4,228,963	4,726,632
5.5% 10/1/17 to 6/1/40	19,678,964	21,950,067
6% 2/1/17 to 1/1/42	27,263,564	31,356,329
6.5% 6/1/16 to 4/1/37	19,971,403	23,190,508
7% 9/1/18 to 7/1/37	3,485,295	4,087,714
7.5% 8/1/17 to 2/1/32	1,568,632	1,855,402
8% 12/1/17 to 3/1/37	31,223	38,086
8.5% 1/1/17 to 9/1/25	5,645	6,486
9.5% 6/1/18 to 2/1/25	29,773	31,764
10.5% 8/1/20	1,458	1,567

TOTAL FANNIE MAE		3,147,009,376

Freddie Mac - 5.8%
1.773% 8/1/37 (b)	78,328	79,830
2.153% 1/1/36 (b)	181,309	187,592
2.175% 6/1/37 (b)	65,149	67,829
2.2% 3/1/37 (b)	37,954	39,279
2.207% 5/1/37 (b)	113,517	118,505
2.218% 2/1/37 (b)	394,015	409,620
2.232% 3/1/36 (b)	500,580	518,948
2.24% 12/1/35 (b)	572,182	593,763
2.285% 8/1/37 (b)	172,158	179,838
2.32% 3/1/35 (b)	153,070	157,751
2.356% 10/1/42 (b)	2,506,317	2,656,371
2.359% 4/1/35 (b)	579,319	601,918
2.363% 6/1/33 (b)	467,136	488,731
2.368% 11/1/35 (b)	354,038	368,995
2.47% 3/1/36 (b)	382,564	398,540
2.489% 4/1/36 (b)	412,328	434,846
2.51% 6/1/37 (b)	54,788	57,694
2.54% 6/1/37 (b)	571,886	604,046
2.563% 5/1/37 (b)	153,266	162,159
2.626% 10/1/36 (b)	684,832	717,310
2.634% 10/1/35 (b)	275,998	289,352
2.636% 6/1/33 (b)	1,327,061	1,400,487
2.668% 4/1/37 (b)	110,693	116,648
2.67% 6/1/36 (b)	146,351	154,860
2.683% 1/1/35 (b)	37,486	39,586
2.703% 6/1/37 (b)	110,805	116,578
2.763% 3/1/35 (b)	2,219,572	2,357,773
2.795% 7/1/36 (b)	160,903	171,113
2.845% 4/1/37 (b)	18,936	20,057
2.918% 3/1/33 (b)	7,634	8,060
3% 8/1/42 to 8/1/45	99,186,310	101,897,436
3% 6/1/46 (c)	116,200,000	118,907,902
3.035% 11/1/35 (b)	187,579	200,398
3.063% 9/1/41 (b)	3,659,980	3,826,963
3.075% 12/1/36 (b)	704,010	748,894
3.205% 9/1/41 (b)	1,953,927	2,051,936
3.216% 4/1/41 (b)	2,123,915	2,224,561
3.29% 6/1/41 (b)	2,110,497	2,219,269
3.292% 7/1/41 (b)	2,231,262	2,340,521
3.391% 10/1/35 (b)	257,911	274,354
3.429% 12/1/40 (b)	13,634,949	14,290,018
3.433% 5/1/41 (b)	1,563,569	1,641,813
3.5% 6/1/27 to 5/1/46 (d)	446,812,100	470,128,023
3.5% 6/1/46 (c)	5,600,000	5,854,875
3.632% 6/1/41 (b)	3,127,670	3,291,921
3.703% 5/1/41 (b)	2,503,303	2,636,724
4% 7/1/24 to 4/1/46	382,921,825	410,774,261
4.5% 6/1/25 to 7/1/44	71,531,847	78,336,138
5% 3/1/19 to 7/1/41	58,554,214	65,541,902
5.144% 4/1/38 (b)	470,968	499,281
5.5% 10/1/17 to 4/1/41	16,672,114	18,666,978
6% 7/1/16 to 12/1/37	6,092,745	6,960,378
6.5% 6/1/16 to 9/1/39	10,223,138	11,827,162
7% 6/1/21 to 9/1/36	3,122,962	3,679,992
7.5% 1/1/27 to 1/1/33	77,312	91,946
8% 7/1/16 to 1/1/37	104,247	127,073
8.5% 2/1/19 to 1/1/28	105,167	124,732
9% 5/1/17 to 10/1/20	159	169
9.5% 5/1/21 to 7/1/21	622	682
10% 11/15/18 to 11/1/20	238	259
11% 7/1/19 to 9/1/20	73	80

TOTAL FREDDIE MAC		1,342,684,720

Ginnie Mae - 5.4%
3% 4/15/42 to 5/15/45 (e)	116,193,679	120,434,703
3% 6/1/46 (c)	57,000,000	58,968,056
3% 6/1/46 (c)	48,800,000	50,484,932
3% 6/1/46 (c)	900,000	931,075
3% 6/1/46 (c)	1,700,000	1,758,696
3.5% 11/15/40 to 5/20/46	331,153,713	350,886,956
3.5% 6/1/46 (c)	137,000,000	144,595,225
3.5% 6/1/46 (c)	70,500,000	74,408,492
3.5% 6/1/46 (c)	13,300,000	14,037,347
4% 2/15/39 to 11/20/45	162,066,165	174,816,435
4.5% 6/20/33 to 8/15/41	137,831,529	150,945,300
5% 12/15/32 to 9/15/41	58,169,969	65,472,218
5.5% 12/20/28 to 9/15/39	12,736,088	14,502,421
6% 10/15/30 to 5/15/40	9,587,141	11,080,338
6.5% 3/20/31 to 11/15/37	899,046	1,051,182
7% 10/15/22 to 3/15/33	4,110,881	4,904,129
7.5% 1/15/17 to 9/15/31	1,385,734	1,625,124
8% 8/15/16 to 11/15/29	513,002	594,212
8.5% 10/15/21 to 1/15/31	91,385	109,909
9% 8/15/19 to 1/15/23	3,477	3,820
9.5% 12/15/20 to 2/15/25	1,417	1,565
10.5% 10/20/17 to 1/20/18	2,503	2,607
11% 9/20/17 to 9/20/19	1,856	2,052

TOTAL GINNIE MAE		1,241,616,794

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $5,675,856,648)		5,731,310,890

Asset-Backed Securities - 0.3%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.1439% 4/25/35 (b)	$562,768	$511,964
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 2.096% 3/25/34 (b)	225,984	217,691
Airspeed Ltd. Series 2007-1A Class C1, 2.9345% 6/15/32 (a)(b)	3,212,782	854,600
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.4889% 12/25/33 (b)	36,004	33,134
Series 2004-R2 Class M3, 1.2639% 4/25/34 (b)	73,246	54,256
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.2189% 3/25/34 (b)	40,480	36,214
Series 2004-W11 Class M2, 1.496% 11/25/34 (b)	457,000	442,165
Series 2004-W7 Class M1, 1.2639% 5/25/34 (b)	1,243,953	1,140,869
Series 2006-W4 Class A2C, 0.606% 5/25/36 (b)	926,123	308,968
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.2639% 4/25/34 (b)	1,376,480	1,191,155
Series 2006-HE2 Class M1, 0.816% 3/25/36 (b)	15,312	2,961
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.571% 2/25/35 (b)	1,092,320	971,003
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.71% 4/20/20	26,922,000	26,979,721
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.31% 12/20/17	5,693,310	5,695,314
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.5789% 12/25/36 (b)	1,471,000	818,154
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.8939% 4/25/34 (b)	50,443	43,931
Series 2004-4 Class M2, 1.241% 6/25/34 (b)	80,521	74,515
Series 2004-7 Class AF5, 5.868% 1/25/35	6,506,348	6,667,667
Fannie Mae Series 2004-T5 Class AB3, 1.235% 5/28/35 (b)	31,732	27,431
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.6139% 8/25/34 (b)	160,000	151,646
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.271% 3/25/34 (b)	8,645	7,360
Fremont Home Loan Trust Series 2005-A:
Class M3, 1.181% 1/25/35 (b)	801,000	695,267
Class M4, 1.466% 1/25/35 (b)	282,636	153,128
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.0423% 2/25/47 (a)(b)	1,023,037	913,295
GE Business Loan Trust Series 2006-2A:
Class A, 0.614% 11/15/34 (a)(b)	611,434	577,940
Class B, 0.7145% 11/15/34 (a)(b)	221,055	193,598
Class C, 0.8145% 11/15/34 (a)(b)	366,669	316,545
Class D, 1.1845% 11/15/34 (a)(b)	139,387	116,539
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	157,246	3,457
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.766% 8/25/33 (b)	224,163	208,072
Series 2003-3 Class M1, 1.736% 8/25/33 (b)	362,369	339,674
Series 2003-5 Class A2, 1.146% 12/25/33 (b)	27,804	25,905
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.6289% 1/25/37 (b)	1,292,000	804,778
Invitation Homes Trust Series 2015-SFR3 Class E, 4.186% 8/17/32 (a)(b)	7,825,000	7,705,371
JPMorgan Mortgage Acquisition Trust Series 2006-NC2 Class M2, 0.7389% 7/25/36 (b)	144,653	66,074
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.9601% 12/27/29 (b)	48,913	48,611
Series 2006-A Class 2C, 1.7801% 3/27/42 (b)	2,867,000	1,355,314
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.7389% 5/25/37 (b)	236,812	2,799
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.196% 7/25/34 (b)	92,534	77,341
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.421% 7/25/34 (b)	191,396	177,846
Series 2006-FM1 Class A2B, 0.5489% 4/25/37 (b)	88,256	87,849
Series 2006-OPT1 Class A1A, 0.966% 6/25/35 (b)	1,239,089	1,192,893
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.126% 8/25/34 (b)	48,462	42,358
Series 2005-NC1 Class M1, 1.106% 1/25/35 (b)	183,688	165,902
Series 2005-NC2 Class B1, 2.201% 3/25/35 (b)	134,332	3,131
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.956% 9/25/35 (b)	1,164,000	1,086,409
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.3139% 9/25/34 (b)	435,000	400,051
Class M4, 2.6139% 9/25/34 (b)	558,000	335,635
Series 2005-WCH1 Class M4, 1.6839% 1/25/36 (b)	1,245,000	1,111,336
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.246% 4/25/33 (b)	4,173	3,615
Santander Drive Auto Receivables Trust Series 2014-4 Class C, 2.6% 11/16/20	13,091,000	13,230,792
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.2339% 3/25/35 (b)	564,062	524,681
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.5839% 6/15/33 (b)	407,900	382,131
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.171% 9/25/34 (b)	21,394	18,332
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.2989% 9/25/34 (b)	115,176	103,945
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.1717% 4/6/42 (a)(b)	2,398,344	1,151,205
TOTAL ASSET-BACKED SECURITIES
(Cost $72,293,335)		79,852,538

Collateralized Mortgage Obligations - 3.1%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1.006% 1/25/35 (b)	753,436	725,650
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.748% 10/25/34 (b)	192,379	187,854
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.6579% 8/25/36 (b)	474,021	417,134
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.6489% 5/25/47 (b)	268,919	248,381
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.616% 2/25/37 (b)	567,182	512,924
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.7289% 7/25/35 (b)	677,398	651,651
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.7865% 6/10/35 (a)(b)	269,315	234,934
Class B6, 3.2865% 6/10/35 (a)(b)	251,591	211,570
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.675% 7/20/34 (b)	17,686	17,261
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.0668% 4/25/33 (b)	30,113	30,027

TOTAL PRIVATE SPONSOR		3,237,386

U.S. Government Agency - 3.1%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1.246% 2/25/32 (b)	64,750	65,486
Series 2002-39 Class FD, 1.4362% 3/18/32 (b)	106,288	108,123
Series 2002-60 Class FV, 1.446% 4/25/32 (b)	136,806	139,413
Series 2002-63 Class FN, 1.446% 10/25/32 (b)	185,445	188,902
Series 2002-7 Class FC, 1.196% 1/25/32 (b)	68,319	69,654
Series 2002-94 Class FB, 0.846% 1/25/18 (b)	57,192	57,283
Series 2003-118 Class S, 7.654% 12/25/33 (b)(f)(g)	2,143,789	495,925
Series 2006-104 Class GI, 6.234% 11/25/36 (b)(f)(g)	1,600,635	325,987
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	102,030	111,172
Series 1993-207 Class H, 6.5% 11/25/23	1,234,802	1,374,876
Series 1996-28 Class PK, 6.5% 7/25/25	398,229	443,798
Series 1999-17 Class PG, 6% 4/25/29	1,057,711	1,155,532
Series 1999-32 Class PL, 6% 7/25/29	951,166	1,040,874
Series 1999-33 Class PK, 6% 7/25/29	623,283	683,047
Series 2001-52 Class YZ, 6.5% 10/25/31	76,262	88,780
Series 2002-9 Class PC, 6% 3/25/17	4,953	5,025
Series 2003-28 Class KG, 5.5% 4/25/23	708,506	766,161
Series 2004-21 Class QE, 4.5% 11/25/32	83,176	84,386
Series 2005-102 Class CO, 11/25/35 (h)	576,928	534,199
Series 2005-73 Class SA, 16.3904% 8/25/35 (b)(g)	216,509	278,551
Series 2005-81 Class PC, 5.5% 9/25/35	946,559	1,090,980
Series 2006-105 Class MD, 5.5% 6/25/35	157,134	158,358
Series 2006-12 Class BO, 10/25/35 (h)	2,495,441	2,353,630
Series 2006-37 Class OW, 5/25/36 (h)	268,138	245,153
Series 2006-45 Class OP, 6/25/36 (h)	759,058	681,341
Series 2006-62 Class KP, 4/25/36 (h)	1,125,764	1,042,719
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	205,125	241,498
Series 1999-25 Class Z, 6% 6/25/29	815,757	926,614
Series 2001-20 Class Z, 6% 5/25/31	1,110,154	1,214,607
Series 2001-31 Class ZC, 6.5% 7/25/31	580,931	670,033
Series 2002-16 Class ZD, 6.5% 4/25/32	295,117	343,804
Series 2002-74 Class SV, 7.104% 11/25/32 (b)(f)	1,392,751	267,040
Series 2012-17 Class BC, 3.5% 3/25/27	6,046,240	6,451,409
Series 2012-67 Class AI, 4.5% 7/25/27 (f)	3,943,922	500,503
Series 06-116 Class SG, 6.194% 12/25/36 (b)(f)(g)	1,014,779	197,294
Series 07-40 Class SE, 5.994% 5/25/37 (b)(f)(g)	673,941	113,061
Series 1993-165 Class SH, 18.5383% 9/25/23 (b)(g)	49,597	66,634
Series 2003-21 Class SK, 7.654% 3/25/33 (b)(f)(g)	173,718	35,190
Series 2003-35 Class TQ, 7.054% 5/25/18 (b)(f)(g)	60,064	2,837
Series 2005-72 Class ZC, 5.5% 8/25/35	6,982,948	7,847,742
Series 2007-57 Class SA, 37.944% 6/25/37 (b)(g)	515,973	1,090,985
Series 2007-66:
Class SA, 36.924% 7/25/37 (b)(g)	771,582	1,553,505
Class SB, 36.924% 7/25/37 (b)(g)	344,373	666,134
Series 2008-12 Class SG, 5.904% 3/25/38 (b)(f)(g)	4,438,611	801,342
Series 2009-114 Class AI, 5% 12/25/23 (f)	516,792	12,996
Series 2009-16 Class SA, 5.804% 3/25/24 (b)(f)(g)	167,548	3,030
Series 2009-76 Class MI, 5.5% 9/25/24 (f)	264,186	8,619
Series 2009-85 Class IB, 4.5% 8/25/24 (f)	399,481	26,696
Series 2009-93 Class IC, 4.5% 9/25/24 (f)	606,246	38,918
Series 2010-112 Class SG, 5.914% 6/25/21 (b)(f)(g)	481,337	28,450
Series 2010-12 Class AI, 5% 12/25/18 (f)	1,229,569	44,418
Series 2010-135 Class LS, 5.604% 12/25/40 (b)(f)(g)	4,069,386	701,215
Series 2010-139 Class NI, 4.5% 2/25/40 (f)	4,020,324	504,693
Series 2010-17 Class DI, 4.5% 6/25/21 (f)	365,387	18,418
Series 2010-23:
Class AI, 5% 12/25/18 (f)	490,092	16,857
Class HI, 4.5% 10/25/18 (f)	372,011	13,263
Series 2010-29 Class LI, 4.5% 6/25/19 (f)	1,122,947	37,018
Series 2010-97 Class CI, 4.5% 8/25/25 (f)	1,333,761	82,328
Series 2011-39 Class ZA, 6% 11/25/32	2,742,423	3,132,287
Series 2011-67 Class AI, 4% 7/25/26 (f)	1,222,660	127,459
Series 2011-83 Class DI, 6% 9/25/26 (f)	1,872,834	225,562
Series 2013-N1 Class A, 6.274% 6/25/35 (b)(f)(g)	3,281,302	780,433
Series 2015-42 Class LS, 5.754% 6/25/45 (b)(f)(g)	13,237,073	2,336,259
Series 2015-70 Class JC, 3% 10/25/45	18,806,255	19,527,205
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339:
Class 29, 5.5% 8/25/18 (f)	171,597	5,804
Class 5, 5.5% 7/25/33 (f)	596,186	131,031
Series 343 Class 16, 5.5% 5/25/34 (f)	498,203	82,994
Series 348 Class 14, 6.5% 8/25/34 (b)(f)	361,855	78,802
Series 351:
Class 12, 5.5% 4/25/34 (b)(f)	243,078	43,169
Class 13, 6% 3/25/34 (f)	318,532	64,015
Series 359 Class 19, 6% 7/25/35 (b)(f)	221,021	38,918
Series 384 Class 6, 5% 7/25/37 (f)	2,828,740	553,195
Freddie Mac:
floater:
Series 2412 Class FK, 1.2345% 1/15/32 (b)	53,915	54,517
Series 2423 Class FA, 1.3345% 3/15/32 (b)	71,005	72,090
Series 2424 Class FM, 1.4345% 3/15/32 (b)	77,461	78,949
Series 2432:
Class FE, 1.3345% 6/15/31 (b)	130,899	132,962
Class FG, 1.3345% 3/15/32 (b)	42,876	43,526
Series 3346 Class FA, 0.6645% 2/15/19 (b)	242,085	242,214
floater target amortization class Series 3366 Class FD, 0.6845% 5/15/37 (b)	2,999,905	2,983,785
planned amortization class:
Series 2006-15 Class OP, 3/25/36 (h)	2,127,004	1,904,226
Series 2095 Class PE, 6% 11/15/28	1,168,413	1,281,989
Series 2101 Class PD, 6% 11/15/28	112,664	123,049
Series 2121 Class MG, 6% 2/15/29	463,641	507,047
Series 2131 Class BG, 6% 3/15/29	3,170,102	3,476,649
Series 2137 Class PG, 6% 3/15/29	510,547	558,945
Series 2154 Class PT, 6% 5/15/29	812,289	888,255
Series 2162 Class PH, 6% 6/15/29	192,571	210,017
Series 2356 Class GD, 6% 9/15/16	6,838	6,882
Series 2363 Class PF, 6% 9/15/16	1,801	1,811
Series 2425 Class JH, 6% 3/15/17	53,837	54,677
Series 2520 Class BE, 6% 11/15/32	1,088,632	1,194,455
Series 2585 Class KS, 7.1656% 3/15/23 (b)(f)(g)	70,198	8,515
Series 2693 Class MD, 5.5% 10/15/33	2,866,777	3,233,150
Series 2802 Class OB, 6% 5/15/34	2,051,410	2,297,087
Series 2937 Class KC, 4.5% 2/15/20	2,263,085	2,341,791
Series 2962 Class BE, 4.5% 4/15/20	2,397,938	2,499,111
Series 3002 Class NE, 5% 7/15/35	2,969,530	3,258,288
Series 3110 Class OP, 9/15/35 (h)	1,404,370	1,317,738
Series 3119 Class PO, 2/15/36 (h)	2,389,754	2,169,847
Series 3121 Class KO, 3/15/36 (h)	457,837	413,298
Series 3123 Class LO, 3/15/36 (h)	1,364,307	1,236,589
Series 3145 Class GO, 4/15/36 (h)	1,340,062	1,271,711
Series 3189 Class PD, 6% 7/15/36	3,031,412	3,423,101
Series 3225 Class EO, 10/15/36 (h)	808,804	725,652
Series 3258 Class PM, 5.5% 12/15/36	1,324,620	1,485,190
Series 3415 Class PC, 5% 12/15/37	1,119,060	1,216,822
Series 3786 Class HI, 4% 3/15/38 (f)	3,620,720	351,094
Series 3806 Class UP, 4.5% 2/15/41	7,358,519	7,897,021
Series 3832 Class PE, 5% 3/15/41	5,254,507	5,978,345
sequential payer:
Series 2135 Class JE, 6% 3/15/29	218,914	239,422
Series 2274 Class ZM, 6.5% 1/15/31	254,878	293,680
Series 2281 Class ZB, 6% 3/15/30	631,387	687,915
Series 2303 Class ZV, 6% 4/15/31	282,363	309,913
Series 2357 Class ZB, 6.5% 9/15/31	1,902,162	2,224,791
Series 2502 Class ZC, 6% 9/15/32	555,443	612,748
Series 2519 Class ZD, 5.5% 11/15/32	951,973	1,033,231
Series 2546 Class MJ, 5.5% 3/15/23	445,510	474,142
Series 2601 Class TB, 5.5% 4/15/23	212,486	232,008
Series 2998 Class LY, 5.5% 7/15/25	592,681	647,257
Series 06-3115 Class SM, 6.1656% 2/15/36 (b)(f)(g)	896,734	158,443
Series 2013-4281 Class AI, 4% 12/15/28 (f)	12,976,343	1,327,257
Series 2844:
Class SC, 43.9761% 8/15/24 (b)(g)	27,827	46,047
Class SD, 80.8021% 8/15/24 (b)(g)	40,938	92,156
Series 2935 Class ZK, 5.5% 2/15/35	8,850,437	10,053,457
Series 2947 Class XZ, 6% 3/15/35	3,376,274	3,830,009
Series 3055 Class CS, 6.1556% 10/15/35 (b)(f)	1,239,764	226,631
Series 3244 Class SG, 6.2256% 11/15/36 (b)(f)(g)	2,952,044	657,551
Series 3284 Class CI, 5.6856% 3/15/37 (b)(f)	7,051,341	1,335,368
Series 3287 Class SD, 6.3156% 3/15/37 (b)(f)(g)	4,516,391	945,311
Series 3297 Class BI, 6.3256% 4/15/37 (b)(f)(g)	6,661,691	1,401,285
Series 3336 Class LI, 6.1456% 6/15/37 (b)(f)	2,235,602	351,830
Series 3772 Class BI, 4.5% 10/15/18 (f)	1,354,054	53,236
Series 3949 Class MK, 4.5% 10/15/34	2,120,266	2,289,668
Series 4471 Class PA 4% 12/15/40	27,225,593	28,864,195
target amortization class Series 2156 Class TC, 6.25% 5/15/29	654,796	721,735
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.3345% 2/15/24 (b)	265,484	268,334
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	455,240	498,843
Series 2056 Class Z, 6% 5/15/28	921,959	1,009,197
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	17,852,967	19,577,440
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.2556% 6/16/37 (b)(f)(g)	1,293,863	214,386
Series 2010-H03 Class FA, 0.987% 3/20/60 (b)(i)	14,834,315	14,773,463
Series 2010-H17 Class FA, 0.767% 7/20/60 (b)(i)	1,593,252	1,572,300
Series 2010-H18 Class AF, 0.7374% 9/20/60 (b)(i)	1,951,834	1,924,365
Series 2010-H19 Class FG, 0.7374% 8/20/60 (b)(i)	2,224,166	2,193,468
Series 2010-H27 Series FA, 0.8174% 12/20/60 (b)(i)	3,824,443	3,780,775
Series 2011-H05 Class FA, 0.9374% 12/20/60 (b)(i)	6,186,255	6,148,901
Series 2011-H07 Class FA, 0.9374% 2/20/61 (b)(i)	11,902,349	11,834,576
Series 2011-H12 Class FA, 0.9274% 2/20/61 (b)(i)	15,707,212	15,611,276
Series 2011-H13 Class FA, 0.9374% 4/20/61 (b)(i)	5,946,857	5,911,678
Series 2011-H14:
Class FB, 0.9374% 5/20/61 (b)(i)	7,956,688	7,903,966
Class FC, 0.9374% 5/20/61 (b)(i)	6,219,096	6,180,064
Series 2011-H17 Class FA, 0.9674% 6/20/61 (b)(i)	8,236,890	8,198,207
Series 2011-H21 Class FA, 1.0374% 10/20/61 (b)(i)	9,127,479	9,104,609
Series 2012-H01 Class FA, 1.1374% 11/20/61 (b)(i)	7,817,420	7,825,256
Series 2012-H03 Class FA, 1.1374% 1/20/62 (b)(i)	4,998,056	5,003,105
Series 2012-H06 Class FA, 1.0674% 1/20/62 (b)(i)	7,638,162	7,626,610
Series 2012-H07 Class FA, 1.0674% 3/20/62 (b)(i)	4,555,372	4,549,205
Series 2012-H23 Class WA, 0.9574% 10/20/62 (b)(i)	1,231,430	1,224,170
Series 2012-H26, Class CA, 0.9674% 7/20/60 (b)(i)	16,422,434	16,380,116
Series 2013-H07 Class BA, 0.7974% 3/20/63 (b)(i)	1,525,388	1,505,824
Series 2014-H03 Class FA, 1.0374% 1/20/64 (b)(i)	7,250,275	7,230,329
Series 2014-H05 Class FB, 1.0374% 12/20/63 (b)(i)	19,011,415	18,953,890
Series 2014-H11 Class BA, 0.9374% 6/20/64 (b)(i)	6,054,567	6,014,157
Series 2015-H07 Class FA, 0.3% 3/20/65 (b)(i)	27,383,321	27,267,126
Series 2015-H13 Class FL, 0.7174% 5/20/63 (b)(i)	38,329,891	38,176,192
Series 2015-H19 Class FA, 0.6374% 4/20/63 (b)(i)	32,397,628	32,230,771
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	1,095,561	1,255,182
Series 1997-8 Class PE, 7.5% 5/16/27	461,595	547,339
Series 2011-136 Class WI, 4.5% 5/20/40 (f)	2,898,937	293,808
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	4,432,776	4,890,791
Series 2013-H06 Class HA, 1.65% 1/20/63 (i)	30,051,554	29,998,038
Series 2004-32 Class GS, 6.0656% 5/16/34 (b)(f)(g)	690,376	142,141
Series 2004-73 Class AL, 6.7656% 8/17/34 (b)(f)(g)	834,654	204,933
Series 2007-35 Class SC, 37.5933% 6/16/37 (b)(g)	55,133	107,501
Series 2010-14 Class SN, 5.5156% 2/16/40 (b)(f)(g)	5,156,824	964,139
Series 2010-98 Class HS, 6.1616% 8/20/40 (b)(f)	4,294,619	761,790
Series 2010-H10 Class FA, 0.767% 5/20/60 (b)(i)	5,078,166	5,012,790
Series 2011-94 Class SA, 5.6616% 7/20/41 (b)(f)(g)	2,894,582	460,699
Series 2012-76 Class GS, 6.2656% 6/16/42 (b)(f)(g)	2,756,728	578,118
Series 2012-97 Class JS, 5.8156% 8/16/42 (b)(f)(g)	8,787,000	1,565,627
Series 2013-124:
Class ES, 8.0821% 4/20/39 (b)(g)	8,414,943	9,165,771
Class ST, 8.2154% 8/20/39 (b)(g)	15,905,101	18,165,334
Series 2013-147 Class A/S, 5.7116% 10/20/43 (b)(f)	6,309,296	982,661
Series 2015-H13 Class HA, 2.5% 8/20/64 (i)	66,131,846	67,131,436
Series 2015-H17:
Class GZ, 4.4482% 5/20/65 (b)(i)	1,660,341	1,839,541
Class HA, 2.5% 5/20/65 (i)	51,779,365	52,578,589
Series 2015-H21:
Class HA, 2.5% 6/20/63 (i)	1,619,368	1,641,916
Class JA, 2.5% 6/20/65 (i)	37,590,593	38,124,011
Ginnie Mae pass thru certificates Series 2010-85 Class SE, 6.1116% 7/20/40 (b)(f)	3,784,631	662,602

TOTAL U.S. GOVERNMENT AGENCY		707,060,676

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $709,048,770)		710,298,062

Commercial Mortgage Securities - 6.3%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.6025% 2/14/43 (b)(f)	297,692	1,204
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-3 Class A4, 5.889% 7/10/44 (b)	7,038,324	7,029,281
Series 2006-6 Class A3, 5.369% 10/10/45	119,199	119,190
Series 2007-3 Class A4, 5.7164% 6/10/49 (b)	2,603,809	2,655,252
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	17,017,481	17,303,029
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.721% 12/25/33 (a)(b)	15,291	13,989
Series 2005-4A:
Class A2, 0.836% 1/25/36(a)(b)	580,269	495,975
Class B1, 1.846% 1/25/36 (a)(b)	16,850	12,753
Class M1, 0.896% 1/25/36 (a)(b)	187,111	149,143
Class M2, 0.916% 1/25/36 (a)(b)	37,873	29,279
Class M3, 0.946% 1/25/36 (a)(b)	82,058	60,832
Class M4, 1.056% 1/25/36 (a)(b)	30,659	22,226
Class M5, 1.096% 1/25/36 (a)(b)	30,659	22,285
Class M6, 1.146% 1/25/36 (a)(b)	32,463	23,675
Series 2006-3A Class M4, 0.876% 10/25/36 (a)(b)	16,005	1,985
Series 2007-1 Class A2, 0.716% 3/25/37 (a)(b)	384,777	327,746
Series 2007-2A:
Class A1, 0.716% 7/25/37 (a)(b)	852,454	720,251
Class A2, 0.766% 7/25/37 (a)(b)	798,620	636,507
Class M1, 0.816% 7/25/37 (a)(b)	244,702	186,446
Class M2, 0.856% 7/25/37 (a)(b)	127,690	89,795
Class M3, 0.936% 7/25/37 (a)(b)	98,213	62,392
Series 2007-3:
Class A2, 0.736% 7/25/37 (a)(b)	350,950	280,529
Class M1, 0.756% 7/25/37 (a)(b)	139,554	105,896
Class M2, 0.786% 7/25/37 (a)(b)	148,772	108,497
Class M3, 0.816% 7/25/37 (a)(b)	240,007	123,837
Class M4, 0.946% 7/25/37 (a)(b)	421,204	155,249
Class M5, 1.046% 7/25/37 (a)(b)	178,243	24,144
Series 2007-4A Class M1, 1.396% 9/25/37 (a)(b)	69,771	20,828
Series 2006-3A, Class IO, 0% 10/25/36 (a)(b)(f)	9,182,221	1
Bear Stearns Commercial Mortgage Securities Trust sequential payer:
Series 2007-PW15 Class A4, 5.331% 2/11/44	8,163,530	8,305,033
Series 2007-PW16 Class A4, 5.9113% 6/11/40 (b)	1,870,746	1,918,623
Series 2007-PW18 Class A4, 5.7% 6/11/50	19,158,585	19,799,587
C-BASS Trust floater Series 2006-SC1 Class A, 0.716% 5/25/36 (a)(b)	86,178	84,094
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.433% 12/15/27 (a)(b)	10,251,000	9,962,764
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	94,199,620	95,370,323
COMM Mortgage Trust pass-thru certificates floater Series 2005-F10A Class J, 1.2845% 4/15/17 (a)(b)	103,547	103,180
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (b)	26,136	26,090
Series 2007-C3 Class A4, 5.8882% 6/15/39 (b)	30,322,347	30,868,619
Series 2007-C5 Class A4, 5.695% 9/15/40 (b)	14,289,257	14,777,441
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0.0075% 9/15/34 (a)(b)(f)	213	0
CSMC Series 2015-TOWN:
Class B, 2.3328% 3/15/17 (a)(b)	4,988,000	4,877,737
Class C, 2.6828% 3/15/17 (a)(b)	4,859,000	4,726,517
Class D, 3.6328% 3/15/17 (a)(b)	7,352,000	7,186,554
Freddie Mac:
sequential payer Series K035 Class A2, 3.458% 8/25/23	5,649,000	6,139,535
Series K036 Class A2, 3.527% 10/25/23	15,078,800	16,464,680
Freddie Mac Multi-family Structured pass-thru certificates sequential payer Series K038 Class A2, 3.389% 3/25/24	9,030,000	9,797,536
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.4949% 12/15/19 (a)(b)	25,600,000	26,084,070
Class CFX, 3.4949% 12/15/19 (a)(b)	21,481,000	21,409,475
Class DFX, 3.4949% 12/15/19 (a)(b)	18,206,000	17,803,334
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	76,105,705	77,665,880
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	25,309,168	25,648,149
Series 2006-GG7 Class A4, 6.1291% 7/10/38 (b)	115,013	114,952
GS Mortgage Securities Corp. Trust:
Series 2013-C, 2.974% 1/10/30 (a)	6,810,000	6,755,026
Series 2013-XA1, 1.4526% 1/10/30 (a)(b)(f)	123,825,712	2,241,988
Series 2013-XB1, 0.7741% 1/10/30 (a)(b)(f)	120,531,000	1,111,633
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39	3,750,937	3,760,016
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (a)	5,290,000	5,318,114
Class DFX, 4.4065% 11/5/30 (a)	47,644,000	47,897,147
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-CB16:
Class A1A, 5.546% 5/12/45	18,685,128	18,712,884
Class A4, 5.552% 5/12/45	3,853,290	3,853,472
Series 2006-CB17 Class A4, 5.429% 12/12/43	13,946,905	14,051,938
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	8,368,218	8,365,346
Series 2007-CB18 Class A4, 5.44% 6/12/47	14,018,075	14,224,962
Series 2007-CB19 Class A4, 5.8886% 2/12/49 (b)	46,576,859	47,603,101
Series 2007-LD11 Class A4, 5.929% 6/15/49 (b)	109,185,368	111,205,625
Series 2007-LDPX Class A3, 5.42% 1/15/49	24,799,928	25,208,824
Series 2007-CB20 Class A1A, 5.746% 2/12/51	69,996,708	72,749,077
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (b)	94,278	2
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.0959% 7/15/44 (b)	1,203,830	1,251,886
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	517,781	518,662
Series 2007-C1 Class A4, 5.424% 2/15/40	42,391,250	42,966,618
Series 2007-C2 Class A3, 5.43% 2/15/40	3,765,197	3,825,271
Series 2007-C6 Class A4, 5.858% 7/15/40 (b)	3,054,411	3,112,495
Series 2007-C7 Class A3, 5.866% 9/15/45	47,878,425	50,180,272
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.6823% 1/12/44 (a)(b)	422,183	421,297
Series 2007-C1:
Class A3, 6.0258% 6/12/50 (b)	319,915	319,465
Class A4, 6.0258% 6/12/50 (b)	54,971,000	56,279,947
Series 2008-C1 Class A4, 5.69% 2/12/51	2,580,397	2,690,993
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class A3, 5.172% 12/12/49 (b)	2,351,422	2,366,910
Series 2007-5 Class A4, 5.378% 8/12/48	41,639,483	42,219,388
Series 2007-6:
Class A2, 5.331% 3/12/51	5,860,381	5,906,869
Class A4, 5.485% 3/12/51 (b)	24,350,000	24,836,662
Series 2007-7 Class A4, 5.81% 6/12/50 (b)	5,453,759	5,626,556
Series 2007-9 Class A4, 5.7% 9/12/49	175,867	182,357
Series 2007-6 Class B, 5.635% 3/12/51 (b)	1,734,000	486,743
Series 2007-8 Class A3, 6.0713% 8/12/49 (b)	1,484,007	1,532,728
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.634% 7/15/19 (a)(b)	291,739	291,246
Series 2007-XLFA:
Class D, 0.6228% 10/15/20 (a)(b)	919,432	919,493
Class E, 0.6828% 10/15/20 (a)(b)	8,181,000	8,181,425
Class F, 0.7328% 10/15/20 (a)(b)	9,173,000	9,173,475
Class G, 0.7728% 10/15/20 (a)(b)	505,000	505,026
Class H, 0.8628% 10/15/20 (a)(b)	318,000	316,927
Class J, 1.0128% 10/15/20 (a)(b)	183,596	177,326
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44	861,309	860,430
Series 2007-IQ14:
Class A4, 5.692% 4/15/49	2,601,000	2,654,862
Class AAB, 5.654% 4/15/49	682,302	686,073
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (a)	62,604	63,236
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (a)	218,109	65,347
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48	20,095,346	20,314,364
Series 2007-C30 Class A5, 5.342% 12/15/43	80,574,818	81,836,724
Series 2007-C31 Class A4, 5.509% 4/15/47	90,736,867	92,163,886
Series 2007-C32 Class A3, 5.8892% 6/15/49 (b)	69,892,000	71,709,087
Series 2007-C33:
Class A4, 6.1472% 2/15/51 (b)	70,147,815	71,568,708
Class A5, 6.1472% 2/15/51 (b)	12,818,000	13,351,244
Series 2006-C27 Class A1A, 5.749% 7/15/45 (b)	27,764,889	27,793,748
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $1,463,076,611)		1,460,333,290

Municipal Securities - 2.6%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$4,580,000	$6,821,956
7.3% 10/1/39	39,940,000	58,990,981
7.5% 4/1/34	18,570,000	27,830,673
7.6% 11/1/40	39,105,000	61,308,037
7.625% 3/1/40	9,470,000	14,537,302
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	5,105,000	5,122,408
Series 2010 C1, 7.781% 1/1/35	28,545,000	30,720,985
Series 2012 B, 5.432% 1/1/42	7,305,000	6,015,887
6.314% 1/1/44	33,980,000	30,892,917
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	13,920,000	14,209,675
4.95% 6/1/23	21,305,000	22,493,180
5.1% 6/1/33	126,140,000	120,726,071
Series 2010-1, 6.63% 2/1/35	21,560,000	23,531,231
Series 2010-3:
5.547% 4/1/19	655,000	697,680
6.725% 4/1/35	31,715,000	34,852,882
7.35% 7/1/35	14,750,000	16,684,905
Series 2011:
5.365% 3/1/17	770,000	790,213
5.665% 3/1/18	26,580,000	28,042,166
5.877% 3/1/19	70,360,000	76,200,584
Series 2013:
2.69% 12/1/17	6,955,000	7,008,832
3.14% 12/1/18	7,215,000	7,269,906
TOTAL MUNICIPAL SECURITIES
(Cost $575,134,960)		594,748,471

Foreign Government and Government Agency Obligations - 0.2%
Brazilian Federative Republic: (Cost $52,762,355)	$	$
4.25% 1/7/25	26,790,000	24,378,900
5.625% 1/7/41	27,107,000	23,244,253
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $52,762,355)		47,623,153

Bank Notes - 1.1%
Bank of America NA 5.3% 3/15/17	11,902,000	12,266,213
Capital One NA 1.65% 2/5/18	25,752,000	25,693,414
Discover Bank:
(Delaware) 3.2% 8/9/21	$34,467,000	$34,776,307
3.1% 6/4/20	34,762,000	35,363,035
8.7% 11/18/19	3,837,000	4,473,297
JPMorgan Chase Bank 6% 10/1/17	6,068,000	6,417,310
KeyBank NA:
1.65% 2/1/18	16,646,000	16,645,834
6.95% 2/1/28	3,200,000	4,069,494
Marshall & Ilsley Bank 5% 1/17/17	25,252,000	25,770,196
RBS Citizens NA 2.5% 3/14/19	13,902,000	14,002,623
Regions Bank 7.5% 5/15/18	55,802,000	60,882,158
Wachovia Bank NA 6% 11/15/17	6,320,000	6,730,408
TOTAL BANK NOTES
(Cost $241,595,770)		247,090,289
	Shares	Value

Money Market Funds - 3.1%
Fidelity Cash Central Fund, 0.40% (j)
(Cost $721,591,080)	721,591,080	721,591,080
TOTAL INVESTMENT PORTFOLIO - 103.9%
(Cost $23,659,527,225)		23,984,577,259
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(908,635,354)
NET ASSETS - 100%		$23,075,941,905

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 6/1/46	$(148,500,000)	$(152,024,425)
3.5% 6/1/46	(34,100,000)	(35,682,642)

TOTAL FANNIE MAE		(187,707,067)

Freddie Mac
3.5% 6/1/46	(5,600,000)	(5,854,874)
Ginnie Mae
3% 6/1/46	(900,000)	(931,075)
3% 6/1/46	(900,000)	(931,075)
3% 6/1/46	(1,700,000)	(1,758,696)
3% 6/1/46	(1,700,000)	(1,758,696)
3.5% 6/1/46	(13,300,000)	(14,037,347)
3.5% 6/1/46	(13,300,000)	(14,037,347)

TOTAL GINNIE MAE		(33,454,236)

TOTAL TBA SALE COMMITMENTS
(Proceeds $227,064,365)		$(227,016,177)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
614 CBOT 2-Year U.S. Treasury Note Contracts (United States)	Sept. 2016	$133,794,438	$(49,166)
117 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	Sept. 2016	19,107,563	(27,673)
TOTAL FUTURES CONTRACTS			$(76,839)

The face value of futures sold as a percentage of Net Assets is 0.7%

Swaps

Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
LCH	Jun. 2021	$73,900,000	3-month LIBOR	2%	$(333,158)	$0	$(333,158)
LCH	Jun. 2023	77,300,000	3-month LIBOR	2%	(626,900)	0	(626,900)
LCH	Jun. 2026	30,000,000	3-month LIBOR	2.25%	(362,546)	0	(362,546)
LCH	Jun. 2046	15,900,000	3-month LIBOR	2.5%	(282,447)	0	(282,447)

TOTAL INTEREST RATE SWAPS					$(1,605,051)	$0	$(1,605,051)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,306,986,950 or 5.7% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $9,986,685.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $953,519.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,655,215
Total	$1,655,215

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$10,356,267,330	$--	$10,356,267,330	$--
U.S. Government and Government Agency Obligations	4,035,462,156	--	4,035,462,156	--
U.S. Government Agency - Mortgage Securities	5,731,310,890	--	5,731,310,890	--
Asset-Backed Securities	79,852,538	--	76,154,766	3,697,772
Collateralized Mortgage Obligations	710,298,062	--	710,298,062	--
Commercial Mortgage Securities	1,460,333,290	--	1,460,245,129	88,161
Municipal Securities	594,748,471	--	594,748,471	--
Foreign Government and Government Agency Obligations	47,623,153	--	47,623,153	--
Bank Notes	247,090,289	--	247,090,289	--
Money Market Funds	721,591,080	721,591,080	--	--
Total Investments in Securities:	$23,984,577,259	$721,591,080	$23,259,200,246	$3,785,933
Derivative Instruments:
Liabilities
Futures Contracts	$(76,839)	$(76,839)	$--	$--
Swaps	(1,605,051)	--	(1,605,051)	--
Total Liabilities	$(1,681,890)	$(76,839)	$(1,605,051)	$--
Total Derivative Instruments:	$(1,681,890)	$(76,839)	$(1,605,051)	$--
Other Financial Instruments:
TBA Sale Commitments	$(227,016,177)	$--	$(227,016,177)	$--
Total Other Financial Instruments:	$(227,016,177)	$--	$(227,016,177)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $23,614,260,562. Net unrealized appreciation aggregated $370,316,697, of which $554,046,462 related to appreciated investment securities and $183,729,765 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Short-Term Credit Fund

May 31, 2016

SS1-QTLY-0716
1.9863241.101

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 59.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 4.3%
Automobiles - 2.4%
American Honda Finance Corp.:
0.95% 5/5/17	$7,210,000	$7,211,702
1.7% 2/22/19	1,546,000	1,559,463
Daimler Finance North America LLC:
1.375% 8/1/17 (a)	5,176,000	5,172,040
1.45% 8/1/16 (a)	1,799,000	1,800,477
1.65% 3/2/18 (a)	3,047,000	3,053,417
1.65% 5/18/18 (a)	3,000,000	2,995,452
General Motors Financial Co., Inc.:
2.4% 4/10/18	9,850,000	9,883,155
2.4% 5/9/19	5,000,000	4,994,840
Volkswagen Group of America Finance LLC:
1.25% 5/23/17 (a)	4,784,000	4,766,529
1.65% 5/22/18 (a)	2,000,000	1,985,208
Volkswagen International Finance NV:
1.6% 11/20/17 (a)	2,785,000	2,766,959
2.375% 3/22/17 (a)	2,572,000	2,586,866
		48,776,108
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 2.1% 12/7/18	652,000	661,710
Media - 1.9%
CBS Corp. 2.3% 8/15/19	2,000,000	2,020,136
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20 (a)	1,500,000	1,546,706
Comcast Corp. 5.15% 3/1/20	4,500,000	5,055,242
COX Communications, Inc. 6.25% 6/1/18 (a)	613,000	654,170
NBCUniversal Enterprise, Inc. 1.974% 4/15/19 (a)	10,000,000	10,134,300
Time Warner Cable, Inc. 5.85% 5/1/17	7,442,000	7,713,402
Time Warner, Inc. 6.875% 6/15/18	5,000,000	5,513,415
Viacom, Inc. 2.2% 4/1/19	3,047,000	3,038,709
Walt Disney Co. 1.1% 12/1/17	2,321,000	2,324,326
		38,000,406

TOTAL CONSUMER DISCRETIONARY		87,438,224

CONSUMER STAPLES - 4.2%
Beverages - 1.3%
Anheuser-Busch InBev Finance, Inc.:
1.9% 2/1/19	14,760,000	14,830,686
2.65% 2/1/21	5,000,000	5,088,190
Heineken NV 1.4% 10/1/17 (a)	1,364,000	1,366,597
SABMiller Holdings, Inc. 2.45% 1/15/17 (a)	5,722,000	5,765,779
		27,051,252
Food & Staples Retailing - 0.6%
CVS Health Corp.:
1.9% 7/20/18	5,536,000	5,587,955
2.25% 8/12/19	2,680,000	2,728,224
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17	586,000	588,540
1.75% 5/30/18	2,878,000	2,881,097
		11,785,816
Food Products - 1.1%
General Mills, Inc.:
1.4% 10/20/17	3,154,000	3,165,364
5.7% 2/15/17	3,000,000	3,099,690
H.J. Heinz Co. 1.6% 6/30/17 (a)	3,300,000	3,312,190
The J.M. Smucker Co. 1.75% 3/15/18	8,044,000	8,076,184
Tyson Foods, Inc. 2.65% 8/15/19	2,471,000	2,529,891
William Wrigley Jr. Co. 1.4% 10/21/16 (a)	1,610,000	1,612,819
		21,796,138
Tobacco - 1.2%
BAT International Finance PLC:
1.85% 6/15/18 (a)	6,000,000	6,040,476
2.75% 6/15/20 (a)	3,500,000	3,600,002
Imperial Tobacco Finance PLC:
2.05% 2/11/18 (a)	1,686,000	1,694,949
2.05% 7/20/18 (a)	5,300,000	5,328,837
Philip Morris International, Inc.:
1.25% 8/11/17	2,931,000	2,938,029
1.375% 2/25/19	4,000,000	4,001,128
Reynolds American, Inc.:
2.3% 6/12/18	736,000	746,774
3.25% 6/12/20	1,215,000	1,266,051
		25,616,246

TOTAL CONSUMER STAPLES		86,249,452

ENERGY - 4.6%
Energy Equipment & Services - 0.3%
Nabors Industries, Inc. 2.35% 9/15/16	1,381,000	1,381,674
Noble Holding International Ltd. 4% 3/16/18 (b)	170,000	164,773
Petrofac Ltd. 3.4% 10/10/18 (a)	4,728,000	4,579,593
		6,126,040
Oil, Gas & Consumable Fuels - 4.3%
Anadarko Petroleum Corp. 4.85% 3/15/21	460,000	476,677
BG Energy Capital PLC 2.875% 10/15/16 (a)	2,730,000	2,743,003
BP Capital Markets PLC:
1.375% 5/10/18	2,745,000	2,734,967
1.676% 5/3/19	912,000	911,560
1.846% 5/5/17	3,047,000	3,060,989
2.248% 11/1/16	2,776,000	2,786,965
Canadian Natural Resources Ltd. 1.75% 1/15/18	935,000	918,488
Columbia Pipeline Group, Inc. 2.45% 6/1/18	2,225,000	2,221,111
ConocoPhillips Co.:
1.5% 5/15/18	9,129,000	9,062,961
2.2% 5/15/20	4,000,000	3,984,752
DCP Midstream Operating LP 2.7% 4/1/19	238,000	222,900
Enbridge, Inc.:
1.0831% 6/2/17 (b)	4,266,000	4,184,067
1.2751% 10/1/16 (b)	5,485,000	5,454,076
Enterprise Products Operating LP:
1.65% 5/7/18	3,748,000	3,741,344
2.55% 10/15/19	476,000	482,950
Exxon Mobil Corp. 1.708% 3/1/19	4,000,000	4,029,568
Kinder Morgan, Inc.:
2% 12/1/17	832,000	822,469
3.05% 12/1/19	5,096,000	5,078,266
Marathon Petroleum Corp. 2.7% 12/14/18	367,000	372,140
Petro-Canada 6.05% 5/15/18	3,047,000	3,262,018
Petrobras Global Finance BV 3.25% 3/17/17	3,047,000	3,043,953
Petroleos Mexicanos:
3.125% 1/23/19	405,000	402,570
5.5% 2/4/19 (a)	2,140,000	2,235,230
Phillips 66 Co. 2.95% 5/1/17	1,219,000	1,238,422
Schlumberger Investment SA 1.25% 8/1/17 (a)	4,003,000	3,994,109
Shell International Finance BV 2.125% 5/11/20	2,509,000	2,518,981
Southwestern Energy Co. 3.3% 1/23/18	879,000	848,235
Spectra Energy Partners LP 2.95% 6/15/16	1,257,000	1,257,533
TransCanada PipeLines Ltd.:
1.3086% 6/30/16 (b)	6,186,000	6,187,281
1.625% 11/9/17	3,318,000	3,312,568
1.875% 1/12/18	4,751,000	4,748,477
		86,338,630

TOTAL ENERGY		92,464,670

FINANCIALS - 30.1%
Banks - 16.3%
Australia & New Zealand Banking Group Ltd. 2.25% 6/13/19	6,000,000	6,091,392
Banco Nacional de Desenvolvimento Economico e Social 3.375% 9/26/16 (a)	2,802,000	2,797,237
Bank of America Corp.:
2% 1/11/18	9,044,000	9,077,418
2.6% 1/15/19	41,795,000	42,448,632
3.875% 3/22/17	4,571,000	4,663,924
Bank of Nova Scotia:
1.375% 12/18/17	2,540,000	2,540,036
1.7% 6/11/18	4,234,000	4,248,806
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.45% 9/8/17 (a)	4,571,000	4,563,115
1.55% 9/9/16 (a)	3,053,000	3,056,520
1.7% 3/5/18 (a)	7,618,000	7,613,490
Barclays PLC 2% 3/16/18	6,000,000	5,990,262
BNP Paribas 2.375% 9/14/17	5,586,000	5,645,770
BPCE SA 1.625% 2/10/17	3,047,000	3,052,226
Citigroup, Inc.:
1.55% 8/14/17	12,190,000	12,201,702
1.7% 4/27/18	5,000,000	4,988,905
1.85% 11/24/17	3,047,000	3,055,029
2.4% 2/18/20	2,933,000	2,950,146
2.5% 9/26/18	9,000,000	9,136,125
2.5% 7/29/19	2,438,000	2,470,011
Citizens Bank NA:
1.6% 12/4/17	4,571,000	4,547,894
2.3% 12/3/18	1,351,000	1,357,651
2.55% 5/13/21	2,684,000	2,679,032
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21 (a)	4,000,000	4,032,788
Credit Suisse New York Branch:
1.1553% 5/26/17 (b)	3,047,000	3,044,328
1.375% 5/26/17	9,386,000	9,384,770
1.75% 1/29/18	6,095,000	6,109,793
Discover Bank 2% 2/21/18	8,021,000	8,002,046
Fifth Third Bancorp 4.5% 6/1/18	2,133,000	2,236,227
Fifth Third Bank 2.375% 4/25/19	6,000,000	6,082,326
HSBC Bank PLC 1.5% 5/15/18 (a)	2,730,000	2,724,758
HSBC U.S.A., Inc.:
1.7% 3/5/18	3,047,000	3,047,963
2.625% 9/24/18	2,238,000	2,276,975
ING Bank NV 1.8% 3/16/18 (a)	5,438,000	5,447,266
Intesa Sanpaolo SpA 2.375% 1/13/17	6,748,000	6,778,832
JPMorgan Chase & Co.:
1.7% 3/1/18	45,666,000	45,752,994
2.2% 10/22/19	1,459,000	1,468,383
2.35% 1/28/19	6,088,000	6,183,545
La Caisse Centrale 1.75% 1/29/18(a)	3,047,000	3,049,654
Lloyds Bank PLC 1.75% 3/16/18	2,605,000	2,603,833
Mitsubishi UFJ Financial Group, Inc. 2.95% 3/1/21	3,040,000	3,106,011
Mitsubishi UFJ Trust & Banking Corp. 1.6% 10/16/17 (a)	3,480,000	3,478,002
Mizuho Bank Ltd.:
1.0801% 9/25/17 (a)(b)	4,571,000	4,551,331
1.55% 10/17/17 (a)	7,882,000	7,865,802
MUFG Americas Holdings Corp. 1.625% 2/9/18	680,000	678,023
PNC Bank NA:
1.5% 2/23/18	3,047,000	3,053,143
1.8% 11/5/18	1,000,000	1,007,696
Regions Financial Corp. 2% 5/15/18	2,733,000	2,732,210
Royal Bank of Canada:
1.625% 4/15/19	2,500,000	2,503,890
2.15% 3/15/19	5,000,000	5,069,505
2.2% 7/27/18	2,742,000	2,781,904
Royal Bank of Scotland Group PLC 1.5686% 3/31/17 (b)	8,504,000	8,498,328
Sumitomo Mitsui Banking Corp.:
1.3% 1/10/17	6,095,000	6,100,364
1.75% 1/16/18	3,047,000	3,050,541
SunTrust Banks, Inc. 3.5% 1/20/17	3,109,000	3,146,236
Wells Fargo & Co. 2.15% 1/15/19	5,000,000	5,066,770
Westpac Banking Corp. 2% 8/14/17	4,742,000	4,782,293
		330,873,853
Capital Markets - 5.3%
Deutsche Bank AG London Branch:
1.4% 2/13/17	10,666,000	10,649,756
2.5% 2/13/19	4,000,000	3,988,312
2.85% 5/10/19	5,100,000	5,102,341
Goldman Sachs Group, Inc.:
1.748% 9/15/17	7,618,000	7,617,870
2% 4/25/19	4,500,000	4,510,611
2.375% 1/22/18	15,673,000	15,841,579
2.625% 1/31/19	13,047,000	13,266,764
Lazard Group LLC 6.85% 6/15/17	89,000	93,332
Morgan Stanley:
1.875% 1/5/18	23,047,000	23,126,189
2.65% 1/27/20	7,500,000	7,612,500
5.45% 1/9/17	4,876,000	5,002,171
UBS AG Stamford Branch:
1.3301% 3/26/18 (b)	3,000,000	3,003,039
1.375% 8/14/17	4,735,000	4,732,007
1.8% 3/26/18	3,416,000	3,430,030
		107,976,501
Consumer Finance - 3.7%
American Express Credit Corp.:
1.125% 6/5/17	6,186,000	6,178,645
1.875% 11/5/18	3,904,000	3,923,637
2.25% 5/5/21	5,000,000	4,996,910
American Honda Finance Corp. 1.5% 9/11/17 (a)	1,571,000	1,576,687
Capital One Financial Corp. 2.45% 4/24/19	2,492,000	2,514,181
Discover Financial Services 6.45% 6/12/17	7,272,000	7,589,626
Ford Motor Credit Co. LLC:
1.461% 3/27/17	2,438,000	2,442,588
1.684% 9/8/17	4,638,000	4,641,618
2.145% 1/9/18	18,047,000	18,142,721
2.24% 6/15/18	1,884,000	1,893,727
3% 6/12/17	8,463,000	8,581,228
Hyundai Capital America:
1.45% 2/6/17 (a)	3,160,000	3,159,178
2% 3/19/18 (a)	3,047,000	3,050,928
2.125% 10/2/17 (a)	2,970,000	2,984,820
Synchrony Financial:
1.875% 8/15/17	565,000	564,618
2.6% 1/15/19	3,720,000	3,744,641
		75,985,753
Diversified Financial Services - 0.9%
AIG Global Funding 1.65% 12/15/17 (a)	3,047,000	3,053,761
Berkshire Hathaway Finance Corp.:
1.6% 5/15/17	3,047,000	3,067,515
1.7% 3/15/19	1,304,000	1,316,153
Berkshire Hathaway, Inc. 1.55% 2/9/18	2,660,000	2,680,354
IntercontinentalExchange, Inc.:
2.5% 10/15/18	1,883,000	1,926,471
2.75% 12/1/20	1,975,000	2,030,675
McGraw Hill Financial, Inc. 2.5% 8/15/18	1,058,000	1,074,461
Moody's Corp. 2.75% 7/15/19	2,000,000	2,047,456
		17,196,846
Insurance - 2.6%
ACE INA Holdings, Inc. 2.3% 11/3/20	1,049,000	1,067,060
AFLAC, Inc. 2.4% 3/16/20	3,000,000	3,069,939
American International Group, Inc.:
2.3% 7/16/19	5,696,000	5,743,003
5.85% 1/16/18	2,077,000	2,215,256
Aon Corp. 5% 9/30/20	1,538,000	1,702,005
Assurant, Inc. 2.5% 3/15/18	3,747,000	3,781,173
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	2,802,000	2,849,825
MetLife, Inc. 1.756% 12/15/17 (b)	1,142,000	1,149,044
Metropolitan Life Global Funding I:
1.3% 4/10/17 (a)	4,571,000	4,581,088
1.5% 1/10/18 (a)	6,073,000	6,089,865
New York Life Global Funding 1.55% 11/2/18 (a)	3,120,000	3,131,276
Pricoa Global Funding I:
1.15% 11/25/16 (a)	1,837,000	1,837,360
1.9% 9/21/18 (a)	2,000,000	2,016,930
Principal Life Global Funding II:
2.2% 4/8/20 (a)	5,780,000	5,786,630
2.25% 10/15/18 (a)	2,500,000	2,540,538
Prudential Financial, Inc. 2.3% 8/15/18	4,880,000	4,958,505
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	658,000	668,440
		53,187,937
Real Estate Investment Trusts - 0.7%
Boston Properties, Inc. 3.7% 11/15/18	5,214,000	5,444,401
ERP Operating LP 2.375% 7/1/19	1,567,000	1,592,393
Health Care Property Investors, Inc. 6% 1/30/17	3,594,000	3,696,037
Health Care REIT, Inc.:
2.25% 3/15/18	1,081,000	1,087,675
4.7% 9/15/17	1,375,000	1,422,696
Select Income REIT 2.85% 2/1/18	1,091,000	1,095,630
		14,338,832
Real Estate Management & Development - 0.6%
Essex Portfolio LP 5.5% 3/15/17	2,274,000	2,340,912
Mack-Cali Realty LP 2.5% 12/15/17	1,847,000	1,848,867
Ventas Realty LP:
1.25% 4/17/17	1,167,000	1,165,397
1.55% 9/26/16	1,147,000	1,148,117
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	1,652,000	1,654,009
Washington Prime Group LP 3.85% 4/1/20	3,571,000	3,643,131
		11,800,433

TOTAL FINANCIALS		611,360,155

HEALTH CARE - 3.9%
Biotechnology - 1.0%
AbbVie, Inc.:
1.75% 11/6/17	4,470,000	4,479,494
1.8% 5/14/18	4,368,000	4,375,832
2.5% 5/14/20	2,025,000	2,043,306
Amgen, Inc.:
1.25% 5/22/17	4,784,000	4,785,909
2.2% 5/22/19	3,596,000	3,647,002
Celgene Corp. 2.125% 8/15/18	1,519,000	1,534,319
		20,865,862
Health Care Equipment & Supplies - 0.5%
Becton, Dickinson & Co. 1.8% 12/15/17	3,087,000	3,099,725
Medtronic, Inc. 1.5% 3/15/18	3,718,000	3,741,884
Zimmer Biomet Holdings, Inc. 2% 4/1/18	4,522,000	4,540,255
		11,381,864
Health Care Providers & Services - 0.6%
Cardinal Health, Inc. 1.95% 6/15/18	482,000	485,725
Express Scripts Holding Co. 1.25% 6/2/17	6,015,000	6,005,171
UnitedHealth Group, Inc.:
1.7% 2/15/19	1,204,000	1,211,473
1.9% 7/16/18	2,929,000	2,965,413
WellPoint, Inc. 1.875% 1/15/18	1,385,000	1,389,546
		12,057,328
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	718,000	717,861
2.15% 12/14/18	2,731,000	2,751,168
		3,469,029
Pharmaceuticals - 1.6%
Actavis Funding SCS:
1.7124% 3/12/18 (b)	6,095,000	6,118,454
2.35% 3/12/18	6,095,000	6,143,986
3% 3/12/20	1,980,000	2,005,999
Bayer U.S. Finance LLC 1.5% 10/6/17 (a)	5,036,000	5,027,917
Mylan N.V. 2.6% 6/9/19 (a)	1,076,000	1,074,795
Mylan, Inc. 1.35% 11/29/16	850,000	849,088
Perrigo Co. PLC:
1.3% 11/8/16	717,000	715,253
2.3% 11/8/18	3,306,000	3,291,883
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	895,000	896,428
Zoetis, Inc.:
1.875% 2/1/18	5,189,000	5,184,439
3.45% 11/13/20	437,000	448,631
		31,756,873

TOTAL HEALTH CARE		79,530,956

INDUSTRIALS - 1.2%
Aerospace & Defense - 0.4%
L-3 Communications Corp. 1.5% 5/28/17	2,197,000	2,196,941
Lockheed Martin Corp. 1.85% 11/23/18	5,000,000	5,044,380
		7,241,321
Airlines - 0.0%
Continental Airlines, Inc. 6.795% 2/2/20	4,962	5,142
Industrial Conglomerates - 0.2%
Danaher Corp. 1.65% 9/15/18	3,659,000	3,698,045
Machinery - 0.5%
John Deere Capital Corp.:
1.3% 3/12/18	10,000,000	10,016,430
1.6% 7/13/18	586,000	590,576
		10,607,006
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/18	1,198,000	1,196,503
2.625% 9/4/18	1,642,000	1,635,552
		2,832,055

TOTAL INDUSTRIALS		24,383,569

INFORMATION TECHNOLOGY - 1.6%
Communications Equipment - 0.2%
Cisco Systems, Inc. 1.65% 6/15/18	3,300,000	3,334,010
Electronic Equipment & Components - 1.0%
Amphenol Corp. 1.55% 9/15/17	4,124,000	4,114,337
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 3.48% 6/1/19 (a)(c)	5,000,000	5,066,445
Tyco Electronics Group SA:
2.375% 12/17/18	526,000	529,523
6.55% 10/1/17	10,064,000	10,720,445
		20,430,750
IT Services - 0.2%
The Western Union Co.:
2.875% 12/10/17	3,749,000	3,806,570
3.65% 8/22/18	1,415,000	1,460,455
		5,267,025
Technology Hardware, Storage & Peripherals - 0.2%
Hewlett Packard Enterprise Co. 2.85% 10/5/18 (a)	4,000,000	4,069,176

TOTAL INFORMATION TECHNOLOGY		33,100,961

MATERIALS - 1.2%
Chemicals - 1.0%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (a)	10,850,000	10,779,898
Ecolab, Inc.:
1.45% 12/8/17	1,409,000	1,409,338
1.55% 1/12/18	6,598,000	6,600,296
Sherwin-Williams Co. 1.35% 12/15/17	2,620,000	2,620,561
		21,410,093
Metals & Mining - 0.2%
Freeport-McMoRan, Inc. 2.3% 11/14/17	1,511,000	1,473,225
Rio Tinto Finance (U.S.A.) PLC 1.482% 6/17/16 (b)	2,133,000	2,133,593
		3,606,818

TOTAL MATERIALS		25,016,911

TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 3.2%
AT&T, Inc.:
1.4% 12/1/17	12,620,000	12,615,646
2.3% 3/11/19	2,271,000	2,301,922
2.4% 3/15/17	6,571,000	6,634,344
2.45% 6/30/20	5,444,000	5,470,550
BellSouth Corp. 4.4% 4/26/17 (a)(b)	4,000,000	4,104,652
British Telecommunications PLC:
1.25% 2/14/17	5,562,000	5,562,106
2.35% 2/14/19	2,499,000	2,542,683
CenturyLink, Inc. 5.15% 6/15/17	3,395,000	3,481,606
Verizon Communications, Inc.:
1.35% 6/9/17	15,000,000	15,045,210
4.5% 9/15/20	7,000,000	7,677,999
		65,436,718
Wireless Telecommunication Services - 0.6%
America Movil S.A.B. de CV:
1.6324% 9/12/16 (b)	3,139,000	3,142,079
2.375% 9/8/16	3,677,000	3,689,266
Vodafone Group PLC 1.5% 2/19/18	4,438,000	4,427,167
		11,258,512

TOTAL TELECOMMUNICATION SERVICES		76,695,230

UTILITIES - 4.5%
Electric Utilities - 2.5%
American Electric Power Co., Inc. 1.65% 12/15/17	3,772,000	3,770,910
Cleveland Electric Illuminating Co. 5.7% 4/1/17	1,805,000	1,864,977
Duke Energy Corp.:
1.0086% 4/3/17 (b)	4,109,000	4,103,872
1.625% 8/15/17	5,505,000	5,529,332
2.1% 6/15/18	5,129,000	5,166,216
Eversource Energy 1.45% 5/1/18	726,000	722,512
Exelon Corp.:
1.55% 6/9/17	326,000	326,013
2.85% 6/15/20	480,000	490,652
FirstEnergy Corp. 2.75% 3/15/18	8,001,000	8,058,759
NextEra Energy Capital Holdings, Inc. 1.586% 6/1/17	3,440,000	3,444,180
Pacific Gas & Electric Co. 5.625% 11/30/17	4,213,000	4,472,121
Southern Co.:
1.3% 8/15/17	1,770,000	1,768,651
1.85% 7/1/19	5,000,000	5,012,405
TECO Finance, Inc. 1.2288% 4/10/18 (b)	3,260,000	3,206,676
Xcel Energy, Inc. 1.2% 6/1/17	3,347,000	3,343,345
		51,280,621
Gas Utilities - 0.3%
Southern California Gas Co. 1.55% 6/15/18	5,000,000	5,018,730
Independent Power and Renewable Electricity Producers - 0.1%
Southern Power Co. 1.5% 6/1/18	2,491,000	2,490,751
Multi-Utilities - 1.6%
Berkshire Hathaway Energy Co. 1.1% 5/15/17	8,517,000	8,525,824
Dominion Resources, Inc.:
1.4% 9/15/17	1,648,000	1,647,573
1.9% 6/15/18	2,656,000	2,657,413
1.95% 8/15/16	1,821,000	1,824,567
2.5% 12/1/19	4,588,000	4,649,094
2.9286% 9/30/66 (b)	2,319,000	1,716,357
Sempra Energy 2.3% 4/1/17	7,873,000	7,931,614
Wisconsin Energy Corp. 1.65% 6/15/18	3,138,000	3,148,446
		32,100,888

TOTAL UTILITIES		90,890,990

TOTAL NONCONVERTIBLE BONDS
(Cost $1,206,532,334)		1,207,131,118

U.S. Treasury Obligations - 20.8%
U.S. Treasury Notes:
0.875% 5/15/19	$364,214,000	$362,506,564
1.375% 3/31/20	60,000,000	60,337,500
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $424,267,960)		422,844,064

U.S. Government Agency - Mortgage Securities - 1.9%
Fannie Mae - 1.1%
2.419% 11/1/34 (b)	218,531	228,761
2.501% 10/1/35 (b)	1,487,597	1,558,519
2.517% 2/1/35 (b)	375,076	393,168
2.526% 10/1/41 (b)	747,443	791,088
2.545% 5/1/35 (b)	378,339	399,133
2.545% 11/1/36 (b)	476,392	501,178
2.557% 1/1/40 (b)	491,413	517,037
2.557% 6/1/42 (b)	271,663	281,812
2.57% 7/1/35 (b)	346,292	365,817
2.603% 12/1/33 (b)	180,411	190,369
2.617% 4/1/35 (b)	601,082	633,169
2.625% 1/1/40 (b)	847,110	893,608
2.627% 3/1/40 (b)	332,991	351,247
2.646% 11/1/34 (b)	1,590,234	1,685,592
2.66% 2/1/40 (b)	869,534	915,177
2.674% 12/1/34 (b)	186,041	197,030
2.681% 9/1/41 (b)	1,122,417	1,188,738
2.685% 12/1/39 (b)	127,828	135,173
2.689% 2/1/42 (b)	1,629,265	1,700,264
2.69% 2/1/40 (b)	250,053	264,357
2.757% 1/1/42 (b)	1,296,020	1,349,200
2.936% 3/1/40 (b)	394,326	416,288
2.947% 8/1/41 (b)	184,093	191,986
2.951% 11/1/40 (b)	163,264	171,896
2.98% 9/1/41 (b)	183,361	191,759
2.991% 10/1/41 (b)	82,271	85,874
3.248% 7/1/41 (b)	271,551	285,383
3.358% 10/1/41 (b)	137,389	144,022
3.557% 7/1/41 (b)	353,790	372,853
5.5% 10/1/17 to 11/1/34	5,161,640	5,783,842
6.5% 5/1/17 to 8/1/17	14,404	14,723
7% 7/1/16 to 11/1/18	4,419	4,519
7.5% 11/1/31	642	768

TOTAL FANNIE MAE		22,204,350

Freddie Mac - 0.8%
2.356% 10/1/42 (b)	1,258,323	1,333,660
2.461% 11/1/35 (b)	220,626	230,976
2.599% 4/1/40 (b)	254,766	268,834
2.608% 4/1/40 (b)	282,899	297,375
2.631% 8/1/36 (b)	165,828	174,710
2.944% 2/1/40 (b)	439,347	464,018
2.988% 8/1/41 (b)	571,826	606,112
3% 8/1/21	1,482,730	1,547,400
3.123% 9/1/41 (b)	349,387	366,593
3.205% 9/1/41 (b)	199,601	209,613
3.216% 4/1/41 (b)	218,258	228,601
3.29% 6/1/41 (b)	216,438	227,593
3.433% 5/1/41 (b)	160,676	168,716
3.5% 8/1/26	5,094,487	5,397,227
3.632% 6/1/41 (b)	319,889	336,688
3.703% 5/1/41 (b)	256,852	270,542
4% 9/1/25 to 4/1/26	1,809,855	1,938,794
4.5% 8/1/18 to 11/1/18	958,372	987,371
5% 4/1/20	433,072	448,730
8.5% 5/1/27 to 7/1/28	49,116	59,373

TOTAL FREDDIE MAC		15,562,926

Ginnie Mae - 0.0%
7% 11/15/27 to 8/15/32	308,455	365,841
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $38,227,094)		38,133,117

Asset-Backed Securities - 8.7%
Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	$330,387	$321,978
Series 2005-1 Class M1, 1.1439% 4/25/35 (b)	136,148	123,857
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 2.096% 3/25/34 (b)	18,857	18,165
Series 2006-OP1 Class M1, 0.726% 4/25/36 (b)	2,438,062	921,621
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	1,545,000	1,549,718
Series 2012-5 Class A, 1.54% 9/15/19	7,047,000	7,055,687
Series 2014-3 Class A, 1.33% 3/15/19	6,080,000	6,077,928
Series 2014-5 Class A2, 1.6% 10/15/19	9,142,000	9,159,709
Series 2015-3 Class A, 1.63% 5/15/20	3,340,000	3,330,474
AmeriCredit Automobile Receivables Trust:
Series 2014-4 Class A3, 1.27% 7/8/19	1,137,000	1,136,586
Series 2015-2 Class A3, 1.27% 1/8/20	2,000,000	1,997,528
Series 2015-3 Class A3, 1.54% 3/9/20	4,500,000	4,503,952
Series 2016-1 Class A3, 2.14% 10/8/20	1,597,000	1,602,462
Series 2016-2 Class A2A, 1.42% 10/8/19	2,000,000	1,998,972
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2004-R2 Class M3, 1.2639% 4/25/34 (b)	18,431	13,652
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.2189% 3/25/34 (b)	115,119	102,987
Series 2004-W7 Class M1, 1.2639% 5/25/34 (b)	65,692	60,248
Series 2006-W4 Class A2C, 0.606% 5/25/36 (b)	232,981	77,726
Capital Auto Receivables Asset Trust:
Series 2015-1 Class A2, 1.42% 6/20/18	3,047,000	3,048,392
Series 2015-2 Class A2, 1.39% 9/20/18	1,744,000	1,745,808
Carmax Auto Owner Trust Series 2015-1 Class A3, 1.38% 11/15/19	2,295,000	2,300,307
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.5789% 12/25/36 (b)	369,893	205,730
CFC LLC Series 2014-1A Class A, 1.46% 12/17/18 (a)	333,957	333,667
Chase Issuance Trust Series 2015-A2, Class A, 1.59% 2/18/20	3,047,000	3,067,489
CIT Equipment Collateral:
Series 2013-VT1 Class A3, 1.13% 7/20/20 (a)	1,149,302	1,149,532
Series 2014-VT1 Class A3, 1.5% 10/21/19 (a)	3,675,145	3,665,164
Citibank Credit Card Issuance Trust:
Series 2014-A6 Class A6, 2.15% 7/15/21	1,225,000	1,250,387
Series 2014-A8 Class A8, 1.73% 4/9/20	6,095,000	6,150,302
Countrywide Home Loans, Inc.:
Series 2004-2 Class 3A4, 0.946% 7/25/34 (b)	91,880	75,386
Series 2004-3 Class M4, 1.8939% 4/25/34 (b)	12,506	10,891
Series 2004-4 Class M2, 1.241% 6/25/34 (b)	19,508	18,053
Dell Equipment Finance Trust:
Series 2014-1 Class A3, 0.94% 6/22/20 (a)	355,393	355,333
Series 2015-1 Class A3, 1.3% 3/23/20 (a)	1,000,000	998,945
Series 2015-2 Class A2A, 1.42% 12/22/17 (a)	1,500,000	1,498,602
Discover Card Master Trust:
Series 2014-A5 Class A, 1.39% 4/15/20	4,571,000	4,589,823
Series 2016-A1 Class A1, 1.64% 7/15/21	3,050,000	3,069,570
Enterprise Fleet Financing LLC:
Series 2014-1 Class A2, 0.87% 9/20/19 (a)	1,256,561	1,255,226
Series 2014-2 Class A2, 1.05% 3/20/20 (a)	2,513,612	2,507,375
Series 2015-1 Class A2, 1.3% 9/20/20 (a)	3,570,969	3,563,868
Fannie Mae Series 2004-T5:
Class AB1, 0.9389% 5/28/35 (b)	189,198	174,646
Class AB3, 1.235% 5/28/35 (b)	83,201	71,925
Flagship Credit Auto Trust Series 2016-1 Class A, 2.53% 12/15/20 (a)	2,713,575	2,721,101
Ford Credit Auto Owner Trust Series 2014-2 Class A, 2.31% 4/15/26 (a)	8,573,000	8,701,355
Ford Credit Floorplan Master Owner Trust:
Series 2012-5 Class A, 1.49% 9/15/19	14,971,000	14,998,958
Series 2014-4 Class A1, 1.4% 8/15/19	5,194,000	5,195,880
Series 2015-1 Class A1, 1.42% 1/15/20	3,809,000	3,806,340
Series 2015-4 Class A1, 1.77% 8/15/20	3,000,000	3,002,393
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.8639% 11/25/34 (b)	124,981	12,788
Class M5, 1.9389% 11/25/34 (b)	30,507	465
Series 2005-A:
Class M3, 1.181% 1/25/35 (b)	194,673	168,976
Class M4, 1.466% 1/25/35 (b)	71,232	38,592
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.0423% 2/25/47 (a)(b)	223,255	199,306
GM Financial Automobile Leasing Trust:
Series 2015-1 Class A3, 1.53% 9/20/18	3,959,000	3,975,070
Series 2015-2 Class A3, 1.68% 12/20/18	2,453,000	2,464,492
Series 2016-2 Class A2A, 1.49% 10/22/18	3,296,000	3,289,771
GMF Floorplan Owner Revolving Trust:
Series 2015-1 Class A1, 1.65% 5/15/20 (a)	4,472,000	4,462,463
Series 2016-1 Class A1, 1.86% 5/17/21 (a)	3,060,000	3,059,393
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.766% 8/25/33 (b)	18,772	17,425
Series 2003-5 Class A2, 1.146% 12/25/33 (b)	62,458	58,192
Series 2004-1 Class M2, 2.146% 6/25/34 (b)	75,448	65,927
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.6289% 1/25/37 (b)	274,769	171,152
Hyundai Auto Lease Securitization Trust Series 2015-B Class A3, 1.4% 11/15/18 (a)	2,500,000	2,504,382
Hyundai Auto Receivables Trust Series 2016-A Class A3, 1.56% 9/15/20	1,030,000	1,033,389
Hyundai Floorplan Master Owner Trust Series 2016-1A Class A2, 1.43% 3/15/21 (a)	1,961,000	1,952,519
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.9601% 12/27/29 (b)	11,870	11,796
Series 2006-A Class 2C, 1.7801% 3/27/42 (b)	157,000	74,218
Long Beach Mortgage Loan Trust Series 2006-6 Class 2A3, 0.596% 7/25/36 (b)	2,349,364	970,699
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.196% 7/25/34 (b)	7,749	6,477
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.421% 7/25/34 (b)	13,782	12,806
Series 2006-FM1 Class A2B, 0.5489% 4/25/37 (b)	18,778	18,692
Series 2006-OPT1 Class A1A, 0.966% 6/25/35 (b)	198,699	191,291
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.126% 8/25/34 (b)	111,970	97,867
Series 2005-NC1 Class M1, 1.106% 1/25/35 (b)	46,226	41,750
Series 2005-NC2 Class B1, 2.201% 3/25/35 (b)	33,833	789
Series 2006-NC4 Class A2D, 0.686% 6/25/36 (b)	2,174,447	1,449,377
Nissan Master Owner Trust Receivables Series 2015-A Class A2, 1.44% 1/15/20	4,571,000	4,575,777
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.3711% 10/30/45 (b)	537,659	504,727
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.3139% 9/25/34 (b)	1,008,386	927,371
Class M4, 2.6139% 9/25/34 (b)	140,224	84,344
Series 2005-WCH1 Class M4, 1.6839% 1/25/36 (b)	302,836	270,323
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.246% 4/25/33 (b)	1,048	908
Santander Drive Auto Receivables Trust Series 2014-4 Class B, 1.82% 5/15/19	2,226,000	2,230,856
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.2339% 3/25/35 (b)	141,107	131,255
SLM Private Credit Student Loan Trust:
Series 2004-A:
Class B, 1.2139% 6/15/33 (b)	273,225	258,945
Class C, 1.5839% 6/15/33 (b)	687,524	644,090
Series 2004-B:
Class A2, 0.8339% 6/15/21 (b)	365,774	364,372
Class C, 1.5039% 9/15/33 (b)	815,130	759,075
Synchrony Credit Card Master Note Trust:
Series 2015-2 Class A, 1.6% 4/15/21	149,000	149,321
Series 2015-3 class A, 1.74% 9/15/21	3,000,000	3,005,399
Series 2016-1 Class A, 2.04% 3/15/22	1,500,000	1,518,710
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.2989% 9/25/34 (b)	117,662	106,188
Toyota Auto Receivables Owner Trust:
Series 2015-C Class A3, 1.34% 6/17/19	3,500,000	3,509,276
Series 2016-B Class A3, 1.51% 4/15/20	1,708,000	1,707,764
Volkswagen Credit Auto Master Trust Series 2014-1A Class A2, 1.4% 7/22/19 (a)	2,968,000	2,934,685
Volvo Financial Equipment LLC Series 2015-1A Class A3, 1.51% 6/17/19 (a)	3,732,000	3,729,859
World Omni Automobile Lease Securitization Trust Series 2015-A Class A3, 1.54% 10/15/18	2,480,000	2,488,815
TOTAL ASSET-BACKED SECURITIES
(Cost $176,201,638)		175,837,822

Collateralized Mortgage Obligations - 0.3%
Private Sponsor - 0.1%
BCAP LLC II Trust Series 2012-RR10 Class 5A5, 0.6981% 4/26/36 (a)(b)	531,720	521,952
Credit Suisse Mortgage Trust:
Series 2011-17R Class 2A1, 3.4% 12/27/37 (a)(b)	44,679	44,660
Series 2012-2R Class 1A1, 2.7438% 5/27/35 (a)(b)	1,200,286	1,227,145
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.616% 2/25/37 (b)	120,869	109,306
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.7865% 6/10/35 (a)(b)	43,913	38,307
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.675% 7/20/34 (b)	4,450	4,343

TOTAL PRIVATE SPONSOR		1,945,713

U.S. Government Agency - 0.2%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	1,384,457	1,458,968
planned amortization class Series 2012-94 Class E, 3% 6/25/22	675,721	690,496
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	168,445	191,324
Series 2009-31 Class A, 4% 2/25/24	121,485	123,628
Freddie Mac:
planned amortization class:
Series 2382 Class MB, 6% 11/15/16	11,081	11,191
Series 3820 Class DA, 4% 11/15/35	1,155,531	1,205,077
Series 3949 Class MK, 4.5% 10/15/34	871,268	940,879

TOTAL U.S. GOVERNMENT AGENCY		4,621,563

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $6,620,831)		6,567,276

Commercial Mortgage Securities - 7.1%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.6025% 2/14/43 (b)(d)	278,372	1,126
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2007-3 Class A5, 5.377% 6/10/49	3,759,000	3,867,787
Series 2007-5 Class A1A, 5.361% 2/10/51	7,891,588	8,186,936
Series 2006-4 Class A1A, 5.617% 7/10/46 (b)	2,232,081	2,229,801
Series 2007-2 Class A1A, 5.7388% 4/10/49 (b)	3,441,188	3,511,807
Series 2007-3 Class A4, 5.7164% 6/10/49 (b)	1,591,817	1,623,266
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class A1, 1.446% 6/15/49	2,271,000	2,268,815
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI Class A, 1.5828% 5/15/32 (a)(b)	2,150,793	2,132,976
Bayview Commercial Asset Trust:
floater:
Series 2005-4A:
Class A2, 0.836% 1/25/36 (a)(b)	599,397	512,323
Class B1, 1.846% 1/25/36 (a)(b)	23,402	17,711
Class M1, 0.896% 1/25/36 (a)(b)	191,359	152,529
Class M2, 0.916% 1/25/36 (a)(b)	62,217	48,099
Class M3, 0.946% 1/25/36 (a)(b)	82,461	61,130
Class M4, 1.056% 1/25/36 (a)(b)	45,760	33,173
Class M5, 1.096% 1/25/36 (a)(b)	45,760	33,262
Class M6, 1.146% 1/25/36 (a)(b)	46,468	33,889
Series 2007-1 Class A2, 0.716% 3/25/37 (a)(b)	349,816	297,967
Series 2007-2A:
Class A1, 0.716% 7/25/37 (a)(b)	69,720	58,907
Class A2, 0.766% 7/25/37 (a)(b)	65,347	52,082
Series 2007-3:
Class A2, 0.736% 7/25/37 (a)(b)	88,264	70,553
Class M1, 0.756% 7/25/37 (a)(b)	66,480	50,446
Class M2, 0.786% 7/25/37 (a)(b)	71,307	52,003
Class M3, 0.816% 7/25/37 (a)(b)	115,709	59,703
Class M4, 0.946% 7/25/37 (a)(b)	181,479	66,890
Class M5, 1.046% 7/25/37 (a)(b)	85,545	11,587
Series 2007-4A:
Class A2, 0.996% 9/25/37 (a)(b)	929,552	209,149
Class M1, 1.396% 9/25/37 (a)(b)	74,542	22,253
Series 2006-2A Class IO, 0% 7/25/36 (a)(b)(d)	5,734,759	1
Bear Stearns Commercial Mortgage Securities Trust sequential payer Series 2006-PW14 Class A1A, 5.189% 12/11/38	1,428,228	1,438,901
C-BASS Trust floater Series 2006-SC1 Class A, 0.716% 5/25/36 (a)(b)	199,788	194,958
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	2,445,668	2,547,782
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 1.833% 12/15/27 (a)(b)	4,160,473	4,163,141
Citigroup Commercial Mortgage Trust sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	1,140,177	1,144,034
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class A3, 5.484% 4/15/47	1,597,267	1,631,890
COMM Mortgage Trust floater Series 2014-KYO Class A, 1.3365% 6/11/27 (a)(b)	6,704,673	6,671,195
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.2845% 4/15/17 (a)(b)	25,884	25,792
sequential payer Series 2006-C8:
Class A1A, 5.292% 12/10/46	3,353,181	3,396,910
Class A4, 5.306% 12/10/46	4,074,882	4,113,058
CSMC Series 2015-TOWN Class A, 1.6828% 3/15/17 (a)(b)	3,500,000	3,481,382
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 1.7328% 12/15/16 (a)(b)	7,330,566	7,335,249
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	2,014,000	2,055,287
Series 2007-C1 Class A1A, 5.483% 12/10/49 (b)	4,493,904	4,567,177
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A4, 6.1291% 7/10/38 (b)	11,891	11,885
GS Mortgage Securities Corp. Trust Series 2013-C, 2.974% 1/10/30 (a)	710,000	704,269
GS Mortgage Securities Trust:
floater:
Series 2014-GSFL Class A, 1.4328% 7/15/31 (a)(b)	1,304,151	1,286,006
Series 2016-ICE2 Class A, 2.3628% 2/15/33 (a)(b)	2,252,000	2,257,301
sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	1,568,001	1,573,917
Class A4, 5.56% 11/10/39	2,833,267	2,840,125
Hilton U.S.A. Trust:
floater Series 2013-HLF Class AFL, 1.4374% 11/5/30 (a)(b)	2,307,588	2,307,696
Series 2013-HLT Class DFX, 4.4065% 11/5/30 (a)	658,000	661,496
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 1.6828% 11/15/29 (a)(b)	2,039,000	2,029,349
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2014-BXH Class A, 1.3345% 4/15/27 (a)(b)	4,266,000	4,157,463
Series 2014-FL5 Class A, 1.4128% 7/15/31 (a)(b)	1,930,994	1,923,787
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	2,206,595	2,209,873
Series 2006-LDP8 Class A4, 5.399% 5/15/45	661,443	661,389
Series 2006-LDP9 Class A3, 5.336% 5/15/47	2,956,584	2,987,720
Series 2007-LDPX Class A3, 5.42% 1/15/49	5,926,806	6,024,526
Series 2011-C3 Class A3, 4.3877% 2/15/46 (a)	1,544,000	1,603,856
Series 2013-C10, Class A1, 0.7302% 12/15/47	488,861	486,910
Series 2006-LDP7 Class A1A, 6.1472% 4/17/45 (b)	680,615	679,882
Series 2007-CB19 Class A1A, 5.8886% 2/12/49 (b)	4,014,746	4,121,576
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	679,340	680,495
Series 2007-C1 Class A4, 5.424% 2/15/40	4,944,757	5,011,871
Series 2007-C7 Class A3, 5.866% 9/15/45	1,923,833	2,016,325
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 2.2328% 9/15/28 (a)(b)	2,261,064	2,258,400
Merrill Lynch Mortgage Trust Series 2006-C2 Class A1A, 5.739% 8/12/43 (b)	1,355,243	1,354,034
Morgan Stanley Capital I Trust:
floater Series 2007-XLFA:
Class D, 0.6228% 10/15/20 (a)(b)	128,965	128,974
Class E, 0.6828% 10/15/20 (a)(b)	171,273	171,282
Class F, 0.7328% 10/15/20 (a)(b)	102,785	102,790
Class G, 0.7728% 10/15/20 (a)(b)	127,058	127,065
sequential payer:
Series 2007-IQ13 Class A1A, 5.312% 3/15/44	1,280,326	1,299,412
Series 2007-IQ14 Class A2, 5.61% 4/15/49	321,447	321,639
Series 2007-IQ14 Class A4, 5.692% 4/15/49	3,547,000	3,620,452
Series 2007-T27 Class A1A, 5.8202% 6/11/42 (b)	3,761,936	3,891,431
SCG Trust Series 2013-SRP1 Class A, 1.833% 11/15/26 (a)(b)	2,729,000	2,724,121
Wachovia Bank Commercial Mortgage Trust:
sequential payer Series 2006-C29:
Class A1A, 5.297% 11/15/48	5,994,100	6,059,429
Class A4, 5.308% 11/15/48	1,243,923	1,250,802
Series 2006-C26 Class A1A, 6.009% 6/15/45 (b)	1,703,596	1,700,784
Wells Fargo Commercial Mortgage Trust Series 2013-LC12 Class A1, 1.676% 7/15/46	3,278,853	3,284,834
WF-RBS Commercial Mortgage Trust:
Series 2012-C8 Class A1, 0.864% 8/15/45	574,323	572,860
Series 2013-C13 Class A1, 0.778% 5/15/45	513,503	510,083
Series 2013-C14 Class A1, 0.836% 6/15/46	624,216	619,873
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $147,436,725)		144,668,909

Municipal Securities - 0.2%
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19
(Cost $3,037,413)	2,850,000	3,086,579

Supranational Obligations - 0.0%
International Bank for Reconstruction & Development 1% 6/15/18		$
(Cost $652,268)	653,000	652,286

Bank Notes - 1.3%
Bank of America NA 5.3% 3/15/17	591,000	609,085
Capital One Bank NA:
1.15% 11/21/16	$1,817,000	$1,817,560
1.2% 2/13/17	4,450,000	4,445,354
1.3% 6/5/17	4,265,000	4,267,806
Capital One NA:
1.5% 9/5/17	3,078,000	3,068,141
1.65% 2/5/18	4,571,000	4,560,601
KeyBank NA:
1.65% 2/1/18	1,763,000	1,762,982
2.5% 12/15/19	1,749,000	1,772,291
Manufacturers & Traders Trust Co. 1.4% 7/25/17	4,784,000	4,775,934
Marshall & Ilsley Bank 5% 1/17/17	209,000	213,289
TOTAL BANK NOTES
(Cost $27,289,415)		27,293,043
	Shares	Value

Money Market Funds - 0.6%
Fidelity Cash Central Fund, 0.40% (e)
(Cost $12,531,789)	12,531,789	12,531,789
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $2,042,797,467)		2,038,746,003
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(5,110,444)
NET ASSETS - 100%		$2,033,635,559

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $295,233,099 or 14.5% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$60,683
Total	$60,683

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,207,131,118	$--	$1,207,131,118	$--
U.S. Government and Government Agency Obligations	422,844,064	--	422,844,064	--
U.S. Government Agency - Mortgage Securities	38,133,117	--	38,133,117	--
Asset-Backed Securities	175,837,822	--	175,372,301	465,521
Collateralized Mortgage Obligations	6,567,276	--	6,567,276	--
Commercial Mortgage Securities	144,668,909	--	144,646,655	22,254
Municipal Securities	3,086,579	--	3,086,579	--
Supranational Obligations	652,286	--	652,286	--
Bank Notes	27,293,043	--	27,293,043	--
Money Market Funds	12,531,789	12,531,789	--	--
Total Investments in Securities:	$2,038,746,003	$12,531,789	$2,025,726,439	$487,775

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $2,042,303,236. Net unrealized depreciation aggregated $3,557,233, of which $4,230,242 related to appreciated investment securities and $7,787,475 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Short-Term Bond Fund

May 31, 2016

STP-QTLY-0716
1.804842.112

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 46.9%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.6%
Automobiles - 1.8%
American Honda Finance Corp.:
0.95% 5/5/17	$10,565	$10,567
1.7% 2/22/19	5,397	5,444
Daimler Finance North America LLC:
1.375% 8/1/17 (a)	11,809	11,800
1.45% 8/1/16 (a)	4,107	4,110
1.65% 3/2/18 (a)	6,953	6,968
1.65% 5/18/18 (a)	10,000	9,985
General Motors Financial Co., Inc.:
2.4% 4/10/18	12,000	12,040
2.4% 5/9/19	5,000	4,995
4.2% 3/1/21	5,000	5,224
Volkswagen Group of America Finance LLC:
1.25% 5/23/17 (a)	10,916	10,876
1.65% 5/22/18 (a)	5,300	5,261
Volkswagen International Finance NV:
1.6% 11/20/17 (a)	6,354	6,313
2.375% 3/22/17 (a)	5,868	5,902
		99,485
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 2.1% 12/7/18	2,229	2,262
Media - 0.8%
CBS Corp. 2.3% 8/15/19	3,200	3,232
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20 (a)	5,280	5,444
COX Communications, Inc. 6.25% 6/1/18 (a)	1,399	1,493
Time Warner Cable, Inc. 5.85% 5/1/17	14,418	14,944
Time Warner, Inc. 6.875% 6/15/18	8,000	8,821
Viacom, Inc. 2.2% 4/1/19	6,953	6,934
Walt Disney Co. 1.1% 12/1/17	5,295	5,303
		46,171

TOTAL CONSUMER DISCRETIONARY		147,918

CONSUMER STAPLES - 3.8%
Beverages - 1.0%
Anheuser-Busch InBev Finance, Inc.:
1.9% 2/1/19	23,009	23,119
2.65% 2/1/21	19,378	19,720
Heineken NV 1.4% 10/1/17 (a)	3,112	3,118
SABMiller Holdings, Inc. 2.45% 1/15/17 (a)	13,054	13,154
		59,111
Food & Staples Retailing - 0.4%
CVS Health Corp. 1.9% 7/20/18	14,880	15,020
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17	1,339	1,345
1.75% 5/30/18	7,990	7,999
		24,364
Food Products - 0.6%
General Mills, Inc.:
1.4% 10/20/17	7,196	7,222
5.7% 2/15/17	5,000	5,166
H.J. Heinz Co. 1.6% 6/30/17 (a)	8,000	8,030
The J.M. Smucker Co. 1.75% 3/15/18	3,523	3,537
Tyson Foods, Inc. 2.65% 8/15/19	5,639	5,773
William Wrigley Jr. Co. 1.4% 10/21/16 (a)	3,673	3,679
		33,407
Tobacco - 1.8%
BAT International Finance PLC:
1.1439% 6/15/18 (a)(b)	8,000	7,986
1.85% 6/15/18 (a)	24,000	24,162
2.75% 6/15/20 (a)	10,510	10,810
Imperial Tobacco Finance PLC:
2.05% 2/11/18 (a)	5,734	5,764
2.05% 7/20/18 (a)	23,710	23,839
Philip Morris International, Inc.:
1.25% 8/11/17	8,983	9,005
1.375% 2/25/19	13,998	14,002
Reynolds American, Inc.:
2.3% 6/12/18	2,339	2,373
3.25% 6/12/20	3,863	4,025
		101,966

TOTAL CONSUMER STAPLES		218,848

ENERGY - 4.0%
Energy Equipment & Services - 0.3%
Nabors Industries, Inc. 2.35% 9/15/16	3,152	3,154
Noble Holding International Ltd. 4% 3/16/18 (b)	389	377
Petrofac Ltd. 3.4% 10/10/18 (a)	10,787	10,448
		13,979
Oil, Gas & Consumable Fuels - 3.7%
BG Energy Capital PLC 2.875% 10/15/16 (a)	6,229	6,259
BP Capital Markets PLC:
1.375% 5/10/18	6,265	6,242
1.676% 5/3/19	2,696	2,695
1.846% 5/5/17	6,953	6,985
2.248% 11/1/16	6,334	6,359
Canadian Natural Resources Ltd. 1.75% 1/15/18	2,135	2,097
Columbia Pipeline Group, Inc. 2.45% 6/1/18	7,043	7,031
ConocoPhillips Co. 1.5% 5/15/18	13,874	13,774
DCP Midstream Operating LP 2.7% 4/1/19	544	509
Enbridge, Inc.:
1.0831% 6/2/17 (b)	9,732	9,545
1.2751% 10/1/16 (b)	12,515	12,444
Enterprise Products Operating LP:
1.65% 5/7/18	7,986	7,972
2.55% 10/15/19	1,089	1,105
Exxon Mobil Corp. 1.708% 3/1/19	15,000	15,111
Kinder Morgan Energy Partners LP 2.65% 2/1/19	494	489
Kinder Morgan, Inc.:
2% 12/1/17	1,900	1,878
3.05% 12/1/19	8,112	8,084
Marathon Petroleum Corp. 2.7% 12/14/18	1,254	1,272
Petro-Canada 6.05% 5/15/18	6,953	7,444
Petrobras Global Finance BV 3.25% 3/17/17	6,953	6,946
Petroleos Mexicanos:
3.125% 1/23/19	924	918
5.5% 2/4/19 (a)	5,500	5,745
Phillips 66 Co. 2.95% 5/1/17	2,781	2,825
Schlumberger Investment SA 1.25% 8/1/17 (a)	9,133	9,113
Shell International Finance BV 2.125% 5/11/20	7,883	7,914
Southwestern Energy Co. 3.3% 1/23/18	2,006	1,936
Spectra Energy Partners LP 2.95% 6/15/16	2,869	2,870
Total Capital International SA 1% 1/10/17	17,416	17,428
TransCanada PipeLines Ltd.:
1.3086% 6/30/16 (b)	14,114	14,117
1.625% 11/9/17	10,499	10,482
1.875% 1/12/18	10,839	10,833
3.125% 1/15/19	4,773	4,879
		213,301

TOTAL ENERGY		227,280

FINANCIALS - 24.0%
Banks - 14.1%
Banco Nacional de Desenvolvimento Economico e Social 3.375% 9/26/16 (a)	6,393	6,382
Bank of America Corp.:
2% 1/11/18	11,269	11,311
2.6% 1/15/19	15,519	15,762
3.875% 3/22/17	10,429	10,641
Bank of Montreal 1.4% 4/10/18	6,000	6,004
Bank of Nova Scotia 1.375% 12/18/17	5,796	5,796
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.45% 9/8/17 (a)	10,429	10,411
1.55% 9/9/16 (a)	6,967	6,975
1.7% 3/5/18 (a)	17,382	17,372
Barclays PLC:
2% 3/16/18	5,150	5,142
2.75% 11/8/19	12,000	11,984
3.25% 1/12/21	5,930	5,979
BNP Paribas 2.375% 9/14/17	12,744	12,880
BPCE SA 1.625% 2/10/17	6,953	6,965
Capital One NA 2.35% 8/17/18	10,500	10,604
Citigroup, Inc.:
1.55% 8/14/17	27,810	27,837
1.7% 4/27/18	15,000	14,967
1.85% 11/24/17	6,953	6,971
2.15% 7/30/18	5,000	5,037
2.5% 9/26/18	11,000	11,166
2.5% 7/29/19	5,562	5,635
Citizens Bank NA:
1.6% 12/4/17	10,429	10,376
2.3% 12/3/18	7,903	7,942
2.55% 5/13/21	6,893	6,880
Commonwealth Bank of Australia 2.05% 3/15/19	10,500	10,575
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21 (a)	15,045	15,168
Credit Suisse New York Branch:
1.1553% 5/26/17 (b)	6,953	6,947
1.375% 5/26/17	21,414	21,411
1.75% 1/29/18	13,905	13,939
Discover Bank:
2% 2/21/18	16,977	16,937
2.6% 11/13/18	5,000	5,029
Fifth Third Bancorp 4.5% 6/1/18	4,867	5,103
Fifth Third Bank:
2.15% 8/20/18	6,425	6,495
2.375% 4/25/19	6,425	6,513
HSBC Bank PLC 1.5% 5/15/18 (a)	6,230	6,218
HSBC U.S.A., Inc.:
1.7% 3/5/18	6,953	6,955
2.625% 9/24/18	5,562	5,659
Huntington National Bank 2% 6/30/18	10,530	10,565
ING Bank NV 1.8% 3/16/18 (a)	14,562	14,587
Intesa Sanpaolo SpA:
2.375% 1/13/17	23,397	23,504
3.875% 1/16/18	7,000	7,176
JPMorgan Chase & Co.:
1.35% 2/15/17	39,004	39,084
1.7% 3/1/18	24,334	24,380
2.2% 10/22/19	3,329	3,350
2.35% 1/28/19	2,485	2,524
KeyBank NA 1.7% 6/1/18	7,948	7,955
La Caisse Centrale 1.75% 1/29/18 (a)	6,953	6,959
Lloyds Bank PLC 1.75% 3/16/18	5,945	5,942
Mitsubishi UFJ Financial Group, Inc. 2.95% 3/1/21	10,590	10,820
Mitsubishi UFJ Trust & Banking Corp. 1.6% 10/16/17 (a)	7,940	7,935
Mizuho Bank Ltd.:
1.0801% 9/25/17 (a)(b)	10,429	10,384
1.55% 10/17/17 (a)	17,983	17,946
MUFG Americas Holdings Corp. 1.625% 2/9/18	1,552	1,547
MUFG Union Bank NA 1.5% 9/26/16	4,128	4,136
Nordea Bank AB 1.875% 9/17/18 (a)	10,000	10,037
PNC Bank NA:
1.5% 2/23/18	6,953	6,967
1.8% 11/5/18	10,000	10,077
1.95% 3/4/19	10,000	10,093
Regions Financial Corp.:
2% 5/15/18	10,937	10,934
3.2% 2/8/21	5,820	5,882
Royal Bank of Canada:
1.2% 1/23/17	6,933	6,943
1.5% 1/16/18	11,875	11,893
2.2% 7/27/18	6,258	6,349
Royal Bank of Scotland Group PLC 1.5686% 3/31/17 (b)	29,971	29,951
Sumitomo Mitsui Banking Corp.:
1.3% 1/10/17	13,905	13,917
1.75% 1/16/18	6,953	6,961
1.8% 7/18/17	9,178	9,207
2.05% 1/18/19	14,150	14,198
SunTrust Banks, Inc. 3.5% 1/20/17	7,094	7,179
Wells Fargo & Co. 1.5% 1/16/18	30,480	30,545
Wells Fargo Bank NA 1.65% 1/22/18	7,500	7,539
Westpac Banking Corp.:
1.2% 5/19/17	17,382	17,388
1.5% 12/1/17	10,429	10,466
2% 8/14/17	10,819	10,911
		804,199
Capital Markets - 3.3%
Deutsche Bank AG London Branch:
1.4% 2/13/17	24,334	24,297
1.875% 2/13/18	8,123	8,077
2.85% 5/10/19	14,110	14,116
Goldman Sachs Group, Inc.:
1.3239% 5/22/17 (b)	10,000	10,002
1.748% 9/15/17	19,963	19,963
2% 4/25/19	7,100	7,117
2.375% 1/22/18	11,882	12,010
2.625% 1/31/19	16,953	17,239
Lazard Group LLC 6.85% 6/15/17	205	215
Morgan Stanley:
1.875% 1/5/18	13,953	14,001
2.375% 7/23/19	5,030	5,083
2.5% 1/24/19	13,000	13,202
2.65% 1/27/20	10,000	10,150
5.45% 1/9/17	11,124	11,412
UBS AG Stamford Branch:
1.375% 6/1/17	3,960	3,959
1.375% 8/14/17	10,805	10,798
1.8% 3/26/18	7,793	7,825
		189,466
Consumer Finance - 2.5%
American Express Credit Corp.:
1.125% 6/5/17	14,114	14,097
1.875% 11/5/18	6,965	7,000
2.25% 5/5/21	8,000	7,995
American Honda Finance Corp. 1.5% 9/11/17 (a)	3,585	3,598
Capital One Financial Corp. 2.45% 4/24/19	5,000	5,045
Discover Financial Services 6.45% 6/12/17	16,591	17,316
Ford Motor Credit Co. LLC:
1.461% 3/27/17	5,562	5,572
1.684% 9/8/17	10,582	10,590
2.145% 1/9/18	6,953	6,990
2.24% 6/15/18	5,996	6,027
3% 6/12/17	19,307	19,577
Hyundai Capital America:
1.45% 2/6/17 (a)	7,209	7,207
2% 3/19/18 (a)	6,953	6,962
2.125% 10/2/17 (a)	7,941	7,981
Synchrony Financial:
1.875% 8/15/17	1,289	1,288
2.6% 1/15/19	18,023	18,142
		145,387
Diversified Financial Services - 0.9%
AIG Global Funding 1.65% 12/15/17 (a)	6,953	6,968
Berkshire Hathaway Finance Corp.:
0.9308% 1/12/18 (b)	6,953	6,971
1.6% 5/15/17	6,953	7,000
1.7% 3/15/19	4,658	4,701
Berkshire Hathaway, Inc. 1.55% 2/9/18	6,071	6,117
IntercontinentalExchange, Inc.:
2.5% 10/15/18	4,297	4,396
2.75% 12/1/20	5,812	5,976
McGraw Hill Financial, Inc. 2.5% 8/15/18	3,262	3,313
Moody's Corp. 2.75% 7/15/19	7,043	7,210
		52,652
Insurance - 2.1%
ACE INA Holdings, Inc. 2.3% 11/3/20	3,571	3,632
AFLAC, Inc. 2.4% 3/16/20	12,291	12,578
American International Group, Inc.:
2.3% 7/16/19	12,995	13,102
5.85% 1/16/18	6,539	6,974
Aon Corp. 5% 9/30/20	4,968	5,498
Assurant, Inc. 2.5% 3/15/18	6,953	7,016
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	6,393	6,502
MetLife, Inc. 1.756% 12/15/17 (b)	2,606	2,622
Metropolitan Life Global Funding I:
1.3% 4/10/17 (a)	10,429	10,452
1.5% 1/10/18 (a)	13,857	13,895
New York Life Global Funding 1.55% 11/2/18 (a)	10,650	10,688
Pricoa Global Funding I:
1.15% 11/25/16 (a)	4,193	4,194
1.9% 9/21/18 (a)	5,000	5,042
Principal Life Global Funding II 2.25% 10/15/18 (a)	10,070	10,233
Prudential Financial, Inc. 2.3% 8/15/18	5,774	5,867
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	1,504	1,528
		119,823
Real Estate Investment Trusts - 0.6%
Boston Properties, Inc. 3.7% 11/15/18	8,825	9,215
ERP Operating LP 2.375% 7/1/19	6,575	6,682
Health Care Property Investors, Inc. 6% 1/30/17	8,202	8,435
Health Care REIT, Inc.:
2.25% 3/15/18	2,467	2,482
4.7% 9/15/17	5,857	6,060
Select Income REIT 2.85% 2/1/18	2,492	2,503
		35,377
Real Estate Management & Development - 0.5%
Essex Portfolio LP 5.5% 3/15/17	5,190	5,343
Mack-Cali Realty LP 2.5% 12/15/17	4,214	4,218
Ventas Realty LP:
1.25% 4/17/17	2,663	2,659
1.55% 9/26/16	2,618	2,621
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	3,769	3,774
Washington Prime Group LP 3.85% 4/1/20	8,149	8,314
		26,929

TOTAL FINANCIALS		1,373,833

HEALTH CARE - 3.5%
Biotechnology - 1.0%
AbbVie, Inc.:
1.75% 11/6/17	10,200	10,222
1.8% 5/14/18	13,720	13,745
2.5% 5/14/20	6,479	6,538
Amgen, Inc.:
1.25% 5/22/17	10,916	10,920
2.2% 5/22/19	8,204	8,320
Celgene Corp. 2.125% 8/15/18	4,784	4,832
		54,577
Health Care Equipment & Supplies - 0.4%
Becton, Dickinson & Co. 1.8% 12/15/17	7,045	7,074
Medtronic, Inc. 1.5% 3/15/18	8,483	8,537
Zimmer Biomet Holdings, Inc. 2% 4/1/18	10,317	10,359
		25,970
Health Care Providers & Services - 0.6%
Cardinal Health, Inc. 1.95% 6/15/18	1,536	1,548
Express Scripts Holding Co. 1.25% 6/2/17	13,725	13,703
UnitedHealth Group, Inc.:
1.7% 2/15/19	4,193	4,219
1.9% 7/16/18	9,338	9,454
WellPoint, Inc. 1.875% 1/15/18	3,160	3,170
		32,094
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	2,639	2,638
2.15% 12/14/18	2,650	2,670
		5,308
Pharmaceuticals - 1.4%
Actavis Funding SCS:
1.7124% 3/12/18 (b)	13,905	13,959
2.35% 3/12/18	13,905	14,017
3% 3/12/20	4,517	4,576
Bayer U.S. Finance LLC 1.5% 10/6/17 (a)	11,490	11,472
Mylan N.V. 2.6% 6/9/19 (a)	2,994	2,991
Mylan, Inc. 1.35% 11/29/16	1,940	1,938
Perrigo Co. PLC:
1.3% 11/8/16	1,638	1,634
2.3% 11/8/18	9,168	9,129
3.5% 3/15/21	4,329	4,402
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	2,042	2,045
Zoetis, Inc.:
1.875% 2/1/18	11,715	11,705
3.45% 11/13/20	1,485	1,525
		79,393

TOTAL HEALTH CARE		197,342

INDUSTRIALS - 0.8%
Aerospace & Defense - 0.4%
L-3 Communications Corp. 1.5% 5/28/17	5,013	5,013
Lockheed Martin Corp. 1.85% 11/23/18	14,522	14,651
		19,664
Airlines - 0.0%
Continental Airlines, Inc. 6.795% 2/2/20	11	12
Industrial Conglomerates - 0.3%
Danaher Corp. 1.65% 9/15/18	12,080	12,209
Roper Technologies, Inc. 2.05% 10/1/18	5,000	5,042
		17,251
Machinery - 0.0%
John Deere Capital Corp. 1.6% 7/13/18	1,859	1,874
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/18	2,733	2,730
2.625% 9/4/18	5,039	5,019
		7,749

TOTAL INDUSTRIALS		46,550

INFORMATION TECHNOLOGY - 1.7%
Communications Equipment - 0.2%
Cisco Systems, Inc. 1.65% 6/15/18	10,400	10,507
Electronic Equipment & Components - 0.8%
Amphenol Corp. 1.55% 9/15/17	9,409	9,387
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 3.48% 6/1/19 (a)(c)	12,000	12,159
Tyco Electronics Group SA:
2.375% 12/17/18	1,203	1,211
6.55% 10/1/17	22,961	24,459
		47,216
IT Services - 0.2%
The Western Union Co.:
2.875% 12/10/17	8,554	8,685
3.65% 8/22/18	3,229	3,333
		12,018
Technology Hardware, Storage & Peripherals - 0.5%
Hewlett Packard Enterprise Co.:
2.3691% 10/5/17 (a)(b)	13,030	13,112
2.85% 10/5/18 (a)	14,730	14,985
		28,097

TOTAL INFORMATION TECHNOLOGY		97,838

MATERIALS - 0.8%
Chemicals - 0.6%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (a)	15,080	14,983
Ecolab, Inc.:
1.45% 12/8/17	3,216	3,217
1.55% 1/12/18	10,492	10,496
Sherwin-Williams Co. 1.35% 12/15/17	5,980	5,981
		34,677
Metals & Mining - 0.2%
Freeport-McMoRan, Inc. 2.3% 11/14/17	3,449	3,363
Rio Tinto Finance (U.S.A.) PLC 1.482% 6/17/16 (b)	4,867	4,868
		8,231

TOTAL MATERIALS		42,908

TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.:
1.4% 12/1/17	5,980	5,978
2.3% 3/11/19	6,280	6,366
2.4% 3/15/17	10,429	10,530
2.45% 6/30/20	5,486	5,513
BellSouth Corp. 4.4% 4/26/17 (a)(b)	20,000	20,523
British Telecommunications PLC:
1.25% 2/14/17	12,690	12,690
1.625% 6/28/16	9,608	9,614
2.35% 2/14/19	5,701	5,801
CenturyLink, Inc. 5.15% 6/15/17	7,745	7,943
Verizon Communications, Inc. 4.5% 9/15/20	10,000	10,969
		95,927
Wireless Telecommunication Services - 0.5%
America Movil S.A.B. de CV:
1.6324% 9/12/16 (b)	7,161	7,168
2.375% 9/8/16	8,389	8,417
Vodafone Group PLC:
1.25% 9/26/17	10,000	9,969
1.5% 2/19/18	5,562	5,548
		31,102

TOTAL TELECOMMUNICATION SERVICES		127,029

UTILITIES - 3.5%
Electric Utilities - 2.0%
American Electric Power Co., Inc. 1.65% 12/15/17	8,606	8,604
Cleveland Electric Illuminating Co. 5.7% 4/1/17	2,639	2,727
Duke Energy Corp.:
1.0086% 4/3/17 (b)	16,825	16,804
1.625% 8/15/17	3,436	3,451
2.1% 6/15/18	10,853	10,932
Eversource Energy 1.45% 5/1/18	1,658	1,650
Exelon Corp.:
1.55% 6/9/17	1,035	1,035
2.85% 6/15/20	1,524	1,558
FirstEnergy Corp. 2.75% 3/15/18	18,853	18,989
NextEra Energy Capital Holdings, Inc. 1.586% 6/1/17	10,054	10,066
Pacific Gas & Electric Co. 5.625% 11/30/17	9,614	10,205
PPL Capital Funding, Inc. 1.9% 6/1/18	3,999	3,996
Southern Co. 1.85% 7/1/19	14,000	14,035
TECO Finance, Inc. 1.2288% 4/10/18 (b)	10,800	10,623
		114,675
Independent Power and Renewable Electricity Producers - 0.2%
Southern Power Co.:
1.5% 6/1/18	7,838	7,837
1.85% 12/1/17	2,118	2,130
		9,967
Multi-Utilities - 1.3%
Berkshire Hathaway Energy Co. 1.1% 5/15/17	19,433	19,453
Dominion Resources, Inc.:
1.4% 9/15/17	3,761	3,760
1.9% 6/15/18	8,442	8,446
1.95% 8/15/16	4,155	4,163
2.5% 12/1/19	9,562	9,689
2.9286% 9/30/66 (b)	5,292	3,917
Sempra Energy 2.3% 4/1/17	17,962	18,096
Wisconsin Energy Corp. 1.65% 6/15/18	10,003	10,036
		77,560

TOTAL UTILITIES		202,202

TOTAL NONCONVERTIBLE BONDS
(Cost $2,674,276)		2,681,748

U.S. Government and Government Agency Obligations - 23.8%
U.S. Government Agency Obligations - 3.0%
Fannie Mae 1% 2/26/19	100,000	99,708
Federal Home Loan Bank 0.01% 6/29/18	22,730	22,673
Freddie Mac 0.75% 4/9/18	52,273	52,073

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		174,454

U.S. Treasury Obligations - 20.8%
U.S. Treasury Notes:
0.875% 5/15/19	$647,080	$644,043
1% 5/15/18 (d)	163,484	163,810
1.125% 1/15/19	91,826	92,142
1.375% 2/28/19	72,189	72,925
1.375% 3/31/20	215,000	216,209

TOTAL U.S. TREASURY OBLIGATIONS		1,189,129

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,367,076)		1,363,583

U.S. Government Agency - Mortgage Securities - 2.1%
Fannie Mae - 1.5%
2.419% 11/1/34 (b)	499	522
2.455% 2/1/44 (b)	731	756
2.494% 4/1/44 (b)	1,151	1,188
2.501% 10/1/35 (b)	3,394	3,555
2.517% 2/1/35 (b)	856	897
2.523% 2/1/44 (b)	681	703
2.526% 10/1/41 (b)	1,705	1,805
2.545% 5/1/35 (b)	863	911
2.545% 11/1/36 (b)	1,087	1,143
2.547% 1/1/44 (b)	1,177	1,218
2.557% 1/1/40 (b)	1,121	1,180
2.557% 6/1/42 (b)	620	643
2.57% 7/1/35 (b)	790	835
2.591% 5/1/44 (b)	1,305	1,349
2.603% 12/1/33 (b)	412	434
2.617% 4/1/35 (b)	1,371	1,444
2.625% 1/1/40 (b)	1,933	2,039
2.627% 3/1/40 (b)	760	801
2.632% 5/1/44 (b)	1,919	1,991
2.646% 11/1/34 (b)	3,628	3,845
2.66% 2/1/40 (b)	1,984	2,088
2.674% 12/1/34 (b)	424	449
2.68% 4/1/44 (b)	2,741	2,833
2.681% 9/1/41 (b)	2,561	2,712
2.685% 12/1/39 (b)	292	308
2.689% 2/1/42 (b)	3,717	3,879
2.69% 2/1/40 (b)	570	603
2.757% 1/1/42 (b)	2,957	3,078
2.936% 3/1/40 (b)	900	950
2.947% 8/1/41 (b)	420	438
2.951% 11/1/40 (b)	372	392
2.98% 9/1/41 (b)	418	437
2.991% 10/1/41 (b)	188	196
3.248% 7/1/41 (b)	619	651
3.358% 10/1/41 (b)	313	329
3.5% 1/1/26 to 9/1/29	21,250	22,607
3.557% 7/1/41 (b)	807	851
5.5% 10/1/17 to 11/1/34	11,788	13,208
6.5% 5/1/17 to 8/1/17	33	34
7% 7/1/16 to 11/1/18	10	11
7.5% 11/1/31	1	2

TOTAL FANNIE MAE		83,315

Freddie Mac - 0.6%
2.356% 10/1/42 (b)	2,871	3,042
2.461% 11/1/35 (b)	503	527
2.599% 4/1/40 (b)	581	613
2.608% 4/1/40 (b)	645	678
2.631% 8/1/36 (b)	378	399
2.944% 2/1/40 (b)	1,002	1,059
2.988% 8/1/41 (b)	1,305	1,383
3% 8/1/21	3,383	3,530
3.123% 9/1/41 (b)	797	836
3.205% 9/1/41 (b)	455	478
3.216% 4/1/41 (b)	498	522
3.29% 6/1/41 (b)	494	519
3.433% 5/1/41 (b)	367	385
3.5% 8/1/26	11,622	12,313
3.632% 6/1/41 (b)	730	768
3.703% 5/1/41 (b)	586	617
4% 9/1/25 to 4/1/26	4,129	4,423
4.5% 8/1/18 to 11/1/18	2,186	2,252
5% 4/1/20	988	1,024
8.5% 5/1/27 to 7/1/28	112	135

TOTAL FREDDIE MAC		35,503

Ginnie Mae - 0.0%
7% 11/15/27 to 8/15/32	708	839
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $117,746)		119,657

Asset-Backed Securities - 13.8%
Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	$754	$735
Series 2005-1 Class M1, 1.1439% 4/25/35 (b)	311	283
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 2.096% 3/25/34 (b)	43	41
Series 2006-OP1 Class M1, 0.726% 4/25/36 (b)	5,562	2,102
Ally Auto Receivables Trust:
Series 2014-SN1 Class A3, 0.75% 2/21/17	51	51
Series 2015-1 Class A3, 1.39% 9/16/19	7,378	7,392
Series 2015-SN1 Class A3, 1.21% 12/20/17	3,583	3,583
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	3,525	3,536
Series 2012-5 Class A, 1.54% 9/15/19	16,078	16,098
Series 2014-1 Class A2, 1.29% 1/15/19	5,000	4,994
Series 2014-3 Class A, 1.33% 3/15/19	25,279	25,270
Series 2014-4 Class A2, 1.43% 6/17/19	10,394	10,399
Series 2014-5 Class A2, 1.6% 10/15/19	20,858	20,898
Series 2015-3 Class A, 1.63% 5/15/20	10,590	10,560
American Express Credit Account Master Trust:
Series 2014-2 Class A, 1.26% 1/15/20	10,945	10,973
Series 2014-3 Class A, 1.49% 4/15/20	13,905	13,975
Series 2014-4 Class A, 1.43% 6/15/20	2,600	2,611
AmeriCredit Automobile Receivables Trust:
Series 2013-5 Class A3, 0.9% 9/10/18	2,501	2,500
Series 2014-1 Class A3, 0.9% 2/8/19	2,655	2,653
Series 2014-2 Class A3, 0.94% 2/8/19	8,545	8,532
Series 2014-4 Class A3, 1.27% 7/8/19	2,597	2,596
Series 2015-2 Class A3, 1.27% 1/8/20	8,000	7,990
Series 2016-1 Class A3, 2.14% 10/8/20	5,482	5,501
Series 2016-2 Class A2A, 1.42% 10/8/19	7,000	6,996
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2004-R2 Class M3, 1.2639% 4/25/34 (b)	42	31
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.2189% 3/25/34 (b)	263	235
Series 2004-W7 Class M1, 1.2639% 5/25/34 (b)	150	137
Series 2006-W4 Class A2C, 0.606% 5/25/36 (b)	531	177
Asset Backed Securities Corp. Home Equity Loan Trust Series 2006-HE2 Class M1, 0.816% 3/25/36 (b)	4	1
Bank of America Credit Card Master Trust Series 2015-A2 Class A, 1.36% 9/15/20	10,711	10,742
Capital Auto Receivables Asset Trust:
Series 2014-3 Class A2, 1.18% 12/20/17	5,924	5,926
Series 2015-1 Class A2, 1.42% 6/20/18	6,953	6,956
Series 2015-2 Class A2, 1.39% 9/20/18	5,488	5,494
Series 2016-1 Class A3, 1.71% 4/20/20	6,364	6,378
Capital One Multi-Asset Execution Trust:
Series 2014-A5 Class A, 1.48% 7/15/20	13,314	13,380
Series 2015-A1 Class A, 1.39% 1/15/21	15,180	15,203
Carmax Auto Owner Trust:
Series 2015-1 Class A3, 1.38% 11/15/19	5,237	5,249
Series 2015-3 Class A3, 1.63% 5/15/20	5,000	5,025
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.5789% 12/25/36 (b)	844	469
CFC LLC Series 2014-1A Class A, 1.46% 12/17/18 (a)	762	762
Chase Issuance Trust:
Series 2014-A7 Class A, 1.38% 11/15/19	13,063	13,104
Series 2015-A2, Class A, 1.59% 2/18/20	8,252	8,307
Series 2015-A7 Class A7, 1.62% 7/15/20	10,463	10,548
Chrysler Capital Auto Receivables Trust Series 2015-AA Class A3, 1.22% 7/15/19 (a)	14,350	14,340
CIT Equipment Collateral:
Series 2013-VT1 Class A3, 1.13% 7/20/20 (a)	2,622	2,622
Series 2014-VT1 Class A3, 1.5% 10/21/19 (a)	8,737	8,713
Citibank Credit Card Issuance Trust:
Series 2014-A4 Class A4, 1.23% 4/24/19	10,881	10,904
Series 2014-A8 Class A8, 1.73% 4/9/20	13,905	14,031
Countrywide Home Loans, Inc.:
Series 2004-2 Class 3A4, 0.946% 7/25/34 (b)	210	172
Series 2004-3 Class M4, 1.8939% 4/25/34 (b)	29	25
Series 2004-4 Class M2, 1.241% 6/25/34 (b)	45	41
Dell Equipment Finance Trust:
Series 2014-1 Class A3, 0.94% 6/22/20 (a)	811	811
Series 2015-1 Class A3, 1.3% 3/23/20 (a)	5,000	4,995
Series 2015-2 Class A2A, 1.42% 12/22/17 (a)	5,500	5,495
Discover Card Master Trust:
Series 2012-A6 Class A6, 1.67% 1/18/22	9,788	9,854
Series 2014-A5 Class A, 1.39% 4/15/20	10,429	10,472
Series 2015-A2 Class A, 1.9% 10/17/22	20,000	20,224
Series 2016-A1 Class A1, 1.64% 7/15/21	10,000	10,064
Enterprise Fleet Financing LLC:
Series 2014-1 Class A2, 0.87% 9/20/19 (a)	2,867	2,864
Series 2014-2 Class A2, 1.05% 3/20/20 (a)	9,584	9,560
Series 2015-1 Class A2, 1.3% 9/20/20 (a)	8,147	8,131
Fannie Mae Series 2004-T5:
Class AB1, 0.9389% 5/28/35 (b)	432	398
Class AB3, 1.235% 5/28/35 (b)	190	164
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.6139% 8/25/34 (b)	196	186
Flagship Credit Auto Trust Series 2016-1 Class A, 2.53% 12/15/20 (a)	10,538	10,567
Ford Credit Auto Lease Trust Series 2015-A Class A3, 1.13% 6/15/18	8,000	8,002
Ford Credit Auto Owner Trust:
Series 2015-2 Class A, 2.44% 1/15/27 (a)	4,241	4,314
Series 2015-C Class A3, 1.41% 2/15/20	7,723	7,746
Series 2016-B Class A3, 1.33% 10/15/20	7,969	7,973
Ford Credit Floorplan Master Owner Trust:
Series 2012-2 Class A, 1.92% 1/15/19	7,294	7,330
Series 2012-5 Class A, 1.49% 9/15/19	34,154	34,218
Series 2014-1 Class A1, 1.2% 2/15/19	14,283	14,276
Series 2014-4 Class A1, 1.4% 8/15/19	26,845	26,855
Series 2015-1 Class A1, 1.42% 1/15/20	8,691	8,685
Series 2015-4 Class A1, 1.77% 8/15/20	8,300	8,307
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.8639% 11/25/34 (b)	285	29
Class M5, 1.9389% 11/25/34 (b)	70	1
Series 2005-A:
Class M3, 1.181% 1/25/35 (b)	444	385
Class M4, 1.466% 1/25/35 (b)	163	88
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.0423% 2/25/47 (a)(b)	510	455
GE Business Loan Trust Series 2006-2A:
Class A, 0.614% 11/15/34 (a)(b)	74	70
Class B, 0.7145% 11/15/34 (a)(b)	27	23
Class C, 0.8145% 11/15/34 (a)(b)	45	39
Class D, 1.1845% 11/15/34 (a)(b)	17	14
GM Financial Automobile Leasing Trust:
Series 2014-1A Class A3, 1.01% 5/22/17 (a)	2,920	2,920
Series 2014-2A Class A3, 1.22% 1/22/18 (a)	9,560	9,568
Series 2015-1 Class A3, 1.53% 9/20/18	9,034	9,071
Series 2015-2 Class A3, 1.68% 12/20/18	7,804	7,841
Series 2016-2 Class A2A, 1.49% 10/22/18	9,127	9,110
GMF Floorplan Owner Revolving Trust:
Series 2015-1 Class A1, 1.65% 5/15/20 (a)	14,353	14,322
Series 2016-1 Class A1, 1.86% 5/17/21 (a)	8,650	8,648
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.766% 8/25/33 (b)	43	40
Series 2003-5 Class A2, 1.146% 12/25/33 (b)	142	133
Series 2004-1 Class M2, 2.146% 6/25/34 (b)	172	150
Honda Auto Receivables Owner Trust Series 2016-2 Class A3, 1.39% 4/15/20	4,734	4,734
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.6289% 1/25/37 (b)	627	390
Hyundai Auto Lease Securitization Trust:
Series 2014-B Class A3, 0.98% 11/15/17 (a)	10,987	10,990
Series 2015-A Class A3, 1.42% 9/17/18 (a)	9,338	9,354
Series 2015-B Class A3, 1.4% 11/15/18 (a)	11,293	11,313
Hyundai Auto Receivables Trust:
Series 2015-C Class A3, 1.46% 2/18/20	7,601	7,619
Series 2016-A Class A3, 1.56% 9/15/20	3,688	3,700
Hyundai Floorplan Master Owner Trust Series 2016-1A Class A2, 1.43% 3/15/21 (a)	5,929	5,903
JPMorgan Mortgage Acquisition Trust Series 2006-NC2 Class M2, 0.7389% 7/25/36 (b)	40	18
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.9601% 12/27/29 (b)	27	27
Series 2006-A Class 2C, 1.7801% 3/27/42 (b)	359	170
Long Beach Mortgage Loan Trust Series 2006-6 Class 2A3, 0.596% 7/25/36 (b)	5,360	2,214
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.7389% 5/25/37 (b)	195	2
Mercedes Benz Auto Lease Trust Series 2015-B Class A3, 1.34% 7/16/18	5,500	5,510
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.196% 7/25/34 (b)	18	15
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.421% 7/25/34 (b)	31	29
Series 2006-FM1 Class A2B, 0.5489% 4/25/37 (b)	43	43
Series 2006-OPT1 Class A1A, 0.966% 6/25/35 (b)	453	436
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.126% 8/25/34 (b)	255	223
Series 2005-NC1 Class M1, 1.106% 1/25/35 (b)	105	95
Series 2005-NC2 Class B1, 2.201% 3/25/35 (b)	77	2
Series 2006-NC4 Class A2D, 0.686% 6/25/36 (b)	4,961	3,306
Nationstar HECM Loan Trust Series 2016-1A Class A, 3.1294% 2/25/26 (a)	6,015	6,014
Nissan Auto Lease Trust Series 2014-A Class A3, 0.8% 2/15/17	1,469	1,469
Nissan Auto Receivables Owner Trust:
Series 2015-C Class A3, 1.37% 5/15/20	7,593	7,610
Series 2016-A Class A3, 1.34% 10/15/20	5,824	5,829
Series 2016-B Class A3, 1.32% 1/15/21	6,394	6,390
Nissan Master Owner Trust Receivables Series 2015-A Class A2, 1.44% 1/15/20	10,429	10,440
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.3711% 10/30/45 (b)	1,227	1,152
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.3139% 9/25/34 (b)	2,300	2,116
Class M4, 2.6139% 9/25/34 (b)	320	192
Series 2005-WCH1 Class M4, 1.6839% 1/25/36 (b)	691	617
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.246% 4/25/33 (b)	2	2
Santander Drive Auto Receivables Trust:
Series 2014-3 Class A3, 0.81% 7/16/18	40	40
Series 2014-4 Class B, 1.82% 5/15/19	5,080	5,091
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.2339% 3/25/35 (b)	323	300
SLM Private Credit Student Loan Trust:
Series 2004-A:
Class B, 1.2139% 6/15/33 (b)	624	591
Class C, 1.5839% 6/15/33 (b)	1,569	1,470
Series 2004-B:
Class A2, 0.8339% 6/15/21 (b)	834	831
Class C, 1.5039% 9/15/33 (b)	1,860	1,733
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.171% 9/25/34 (b)	26	22
Synchrony Credit Card Master Note Trust:
Series 2015-2 Class A, 1.6% 4/15/21	434	435
Series 2015-3 class A, 1.74% 9/15/21	10,000	10,018
Series 2016-1 Class A, 2.04% 3/15/22	6,550	6,632
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.2989% 9/25/34 (b)	268	242
Toyota Auto Receivables Owner Trust Series 2016-B Class A3, 1.51% 4/15/20	5,056	5,055
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.1717% 4/6/42 (a)(b)	272	131
Volkswagen Auto Lease Trust:
Series 2014-A Class A3, 0.8% 4/20/17	2,258	2,258
Series 2015-A Class A3, 1.25% 12/20/17	4,315	4,302
Volkswagen Auto Loan Enhanced Trust Series 2014-1 Class A3, 0.91% 10/22/18	5,553	5,533
Volkswagen Credit Auto Master Trust Series 2014-1A Class A2, 1.4% 7/22/19 (a)	6,774	6,698
Volvo Financial Equipment LLC Series 2015-1A Class A3, 1.51% 6/17/19 (a)	8,516	8,511
World Omni Automobile Lease Securitization Trust Series 2015-A Class A3, 1.54% 10/15/18	7,910	7,938
TOTAL ASSET-BACKED SECURITIES
(Cost $795,803)		789,394

Collateralized Mortgage Obligations - 1.5%
Private Sponsor - 0.2%
BCAP LLC II Trust Series 2012-RR10 Class 5A5, 0.6981% 4/26/36 (a)(b)	1,213	1,191
Credit Suisse Mortgage Trust:
Series 2011-17R Class 2A1, 3.4% 12/27/37 (a)(b)	102	102
Series 2012-2R Class 1A1, 2.7438% 5/27/35 (a)(b)	2,738	2,799
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.6489% 5/25/47 (b)	215	198
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.616% 2/25/37 (b)	276	249
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 2.8826% 11/25/25 (a)	3,690	3,683
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.7865% 6/10/35 (a)(b)	100	87
Class B6, 3.2865% 6/10/35 (a)(b)	17	14
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.675% 7/20/34 (b)	10	10

TOTAL PRIVATE SPONSOR		8,333

U.S. Government Agency - 1.3%
Fannie Mae:
floater Series 2015-27 Class KF, 0.746% 5/25/45 (b)	19,920	19,897
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	3,158	3,328
planned amortization class Series 2012-94 Class E, 3% 6/25/22	1,542	1,575
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	384	436
Series 2009-31 Class A, 4% 2/25/24	277	282
Series 2016-27:
Class HK, 3% 1/25/41	17,169	17,783
Class KG, 3% 1/25/40	9,127	9,454
Freddie Mac:
planned amortization class:
Series 2382 Class MB, 6% 11/15/16	25	26
Series 3820 Class DA, 4% 11/15/35	2,636	2,749
Series 3949 Class MK, 4.5% 10/15/34	1,988	2,146
Series 4221-CLS Class GA, 1.4% 7/15/23	9,201	9,123
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2015-H17 Class HA, 2.5% 5/20/65 (e)	9,451	9,597

TOTAL U.S. GOVERNMENT AGENCY		76,396

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $84,972)		84,729

Commercial Mortgage Securities - 7.6%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.6025% 2/14/43 (b)(f)	635	3
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2007-3 Class A5, 5.377% 6/10/49	11,458	11,790
Series 2007-5 Class A1A, 5.361% 2/10/51	21,815	22,632
Series 2006-4 Class A1A, 5.617% 7/10/46 (b)	5,092	5,087
Series 2007-2:
Class A1A, 5.7388% 4/10/49 (b)	10,411	10,625
Class A4, 5.7898% 4/10/49 (b)	4,477	4,512
Series 2007-3 Class A4, 5.7164% 6/10/49 (b)	4,833	4,929
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class A1, 1.446% 6/15/49 (c)	6,272	6,266
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI Class A, 1.5828% 5/15/32 (a)(b)	6,771	6,715
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.721% 12/25/33 (a)(b)	19	17
Series 2005-4A:
Class A2, 0.836% 1/25/36 (a)(b)	1,367	1,169
Class B1, 1.846% 1/25/36 (a)(b)	53	40
Class M1, 0.896% 1/25/36 (a)(b)	437	348
Class M2, 0.916% 1/25/36 (a)(b)	142	110
Class M3, 0.946% 1/25/36 (a)(b)	188	139
Class M4, 1.056% 1/25/36 (a)(b)	104	76
Class M5, 1.096% 1/25/36 (a)(b)	104	76
Class M6, 1.146% 1/25/36 (a)(b)	106	77
Series 2006-3A Class M4, 0.876% 10/25/36 (a)(b)	20	2
Series 2007-1 Class A2, 0.716% 3/25/37 (a)(b)	798	680
Series 2007-2A:
Class A1, 0.716% 7/25/37 (a)(b)	159	134
Class A2, 0.766% 7/25/37 (a)(b)	149	119
Class M1, 0.816% 7/25/37 (a)(b)	76	58
Class M2, 0.856% 7/25/37 (a)(b)	42	30
Class M3, 0.936% 7/25/37 (a)(b)	33	21
Series 2007-3:
Class A2, 0.736% 7/25/37 (a)(b)	201	161
Class M1, 0.756% 7/25/37 (a)(b)	152	115
Class M2, 0.786% 7/25/37 (a)(b)	163	119
Class M3, 0.816% 7/25/37 (a)(b)	264	136
Class M4, 0.946% 7/25/37 (a)(b)	414	153
Class M5, 1.046% 7/25/37 (a)(b)	195	26
Series 2007-4A:
Class A2, 0.996% 9/25/37 (a)(b)	2,121	477
Class M1, 1.396% 9/25/37 (a)(b)	170	51
Series 2006-2A Class IO, 0% 7/25/36 (a)(b)(f)	13,083	0
Bear Stearns Commercial Mortgage Securities Trust sequential payer:
Series 2006-PW13 Class A1A, 5.533% 9/11/41	5,547	5,557
Series 2006-PW14 Class A1A, 5.189% 12/11/38	3,258	3,283
Series 2007-PW18 Class A4, 5.7% 6/11/50	5,026	5,194
C-BASS Trust floater Series 2006-SC1 Class A, 0.716% 5/25/36 (a)(b)	456	445
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	5,579	5,812
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 1.833% 12/15/27 (a)(b)	11,665	11,673
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	2,601	2,610
Series 2007-C6 Class A4, 5.8994% 12/10/49 (b)	12,607	13,022
Series 2013-GC11 Class A1, 0.754% 4/10/46	1,812	1,802
COMM Mortgage Trust floater Series 2014-KYO Class A, 1.3365% 6/11/27 (a)(b)	15,295	15,219
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.2845% 4/15/17 (a)(b)	59	59
sequential payer Series 2006-C8:
Class A1A, 5.292% 12/10/46	7,650	7,749
Class A4, 5.306% 12/10/46	10,059	10,153
Credit Suisse Mortgage Trust Series 2007-4 Class A4, 5.9419% 9/15/39 (b)	7,636	7,887
CSMC Series 2015-TOWN:
Class B, 2.3328% 3/15/17 (a)(b)	1,412	1,381
Class C, 2.6828% 3/15/17 (a)(b)	1,376	1,338
Class D, 3.6328% 3/15/17 (a)(b)	3,884	3,797
Freddie Mac:
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18	291	291
Series K707 Class A1, 1.615% 9/25/18	4,296	4,311
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 1.7328% 12/15/16 (a)(b)	17,440	17,451
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	7,512	7,666
Series 2007-C1 Class A1A, 5.483% 12/10/49 (b)	14,789	15,030
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A4, 6.1291% 7/10/38 (b)	44	44
GS Mortgage Securities Corp. Trust Series 2013-C, 2.974% 1/10/30 (a)	1,620	1,607
GS Mortgage Securities Trust:
floater:
Series 2014-GSFL Class A, 1.4328% 7/15/31 (a)(b)	2,975	2,934
Series 2016-ICE2 Class A, 2.3628% 2/15/33 (a)(b)	8,045	8,064
sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	3,577	3,591
Class A4, 5.56% 11/10/39	7,307	7,325
Series 2013-GC12 Class A1, 0.742% 6/10/46 (b)	2,008	1,997
Hilton U.S.A. Trust:
floater Series 2013-HLF Class AFL, 1.4374% 11/5/30 (a)(b)	5,266	5,266
Series 2013-HLT Class DFX, 4.4065% 11/5/30 (a)	1,502	1,510
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 1.6828% 11/15/29 (a)(b)	4,653	4,631
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2014-BXH Class A, 1.3345% 4/15/27 (a)(b)	9,734	9,486
Series 2014-FL5 Class A, 1.4128% 7/15/31 (a)(b)	4,406	4,390
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	5,034	5,041
Series 2006-LDP8 Class A4, 5.399% 5/15/45	1,509	1,509
Series 2006-LDP9 Class A3, 5.336% 5/15/47	10,580	10,691
Series 2007-CB18 Class A4, 5.44% 6/12/47	8,342	8,465
Series 2007-CB19 Class A4, 5.8886% 2/12/49 (b)	7,077	7,233
Series 2007-LDPX Class A3, 5.42% 1/15/49	2,295	2,333
Series 2011-C3 Class A3, 4.3877% 2/15/46 (a)	5,252	5,456
Series 2013-C10, Class A1, 0.7302% 12/15/47	1,115	1,111
Series 13-LC11 Class A1, 0.7664% 4/15/46	4,169	4,146
Series 2006-LDP7 Class A1A, 6.1472% 4/17/45 (b)	1,553	1,551
Series 2007-CB19 Class A1A, 5.8886% 2/12/49 (b)	9,441	9,692
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	1,550	1,552
Series 2007-C1 Class A4, 5.424% 2/15/40	11,280	11,434
Series 2007-C7 Class A3, 5.866% 9/15/45	4,389	4,600
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 2.2328% 9/15/28 (a)(b)	5,427	5,420
Merrill Lynch Mortgage Trust Series 2006-C2 Class A1A, 5.739% 8/12/43 (b)	3,092	3,089
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-5 Class A4, 5.378% 8/12/48	11,299	11,456
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.634% 7/15/19 (a)(b)	241	240
Series 2007-XLFA:
Class D, 0.6228% 10/15/20 (a)(b)	294	294
Class E, 0.6828% 10/15/20 (a)(b)	391	391
Class F, 0.7328% 10/15/20 (a)(b)	234	234
Class G, 0.7728% 10/15/20 (a)(b)	290	290
Class H, 0.8628% 10/15/20 (a)(b)	262	262
Class J, 1.0128% 10/15/20 (a)(b)	152	146
sequential payer:
Series 2007-IQ13 Class A1A, 5.312% 3/15/44	2,921	2,964
Series 2007-IQ14 Class A2, 5.61% 4/15/49	733	734
Series 2007-IQ14 Class A4, 5.692% 4/15/49	11,567	11,807
Series 2007-T27 Class A1A, 5.8202% 6/11/42 (b)	8,582	8,877
SCG Trust Series 2013-SRP1 Class A, 1.833% 11/15/26 (a)(b)	6,227	6,216
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class A1, 0.8022% 4/10/46	1,712	1,703
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C29:
Class A1A, 5.297% 11/15/48	13,972	14,124
Class A4, 5.308% 11/15/48	1,642	1,651
Series 2007-C30 Class A5, 5.342% 12/15/43	2,040	2,072
Series 2007-C32 Class A3, 5.8892% 6/15/49 (b)	2,573	2,640
Series 2006-C26 Class A1A, 6.009% 6/15/45 (b)	3,886	3,880
Series 2006-C27 Class A3, 5.765% 7/15/45 (b)	528	527
Wells Fargo Commercial Mortgage Trust Series 2013-LC12 Class A1, 1.676% 7/15/46	7,480	7,494
WF-RBS Commercial Mortgage Trust:
Series 2012-C8 Class A1, 0.864% 8/15/45	1,310	1,307
Series 2013-C13 Class A1, 0.778% 5/15/45	1,171	1,164
Series 2013-C14 Class A1, 0.836% 6/15/46	1,424	1,414
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $449,818)		434,678

Municipal Securities - 0.2%
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19
(Cost $10,657)	10,000	10,830

Supranational Obligations - 0.0%
International Bank for Reconstruction & Development 1% 6/15/18 (Cost $1,488)	$1,490	$1,488

Bank Notes - 2.2%
Bank of America NA:
1.75% 6/5/18	$10,000	$10,022
5.3% 3/15/17	1,350	1,391
Branch Banking & Trust Co. 1.45% 10/3/16	13,905	13,927
Capital One Bank NA:
1.15% 11/21/16	4,148	4,149
1.2% 2/13/17	10,153	10,142
1.3% 6/5/17	9,732	9,738
Capital One NA:
1.5% 9/5/17	7,022	7,000
1.65% 2/5/18	10,429	10,405
Discover Bank 3.1% 6/4/20	5,008	5,095
KeyBank NA:
1.65% 2/1/18	4,023	4,023
2.35% 3/8/19	5,000	5,057
2.5% 12/15/19	3,993	4,046
Manufacturers & Traders Trust Co. 1.4% 7/25/17	10,916	10,898
Marshall & Ilsley Bank 5% 1/17/17	3,547	3,620
RBS Citizens NA 2.5% 3/14/19	3,286	3,310
Regions Bank 7.5% 5/15/18	744	812
Regions Financial Corp. 2.25% 9/14/18	15,650	15,726
Union Bank NA 3% 6/6/16	6,953	6,954
TOTAL BANK NOTES
(Cost $126,007)		126,315
	Shares	Value (000s)

Money Market Funds - 1.2%
Fidelity Cash Central Fund, 0.40% (g)
(Cost $70,090)	70,089,574	70,090
	Maturity Amount (000s)	Value (000s)

Cash Equivalents - 1.4%
Investment in repurchase agreement with Mizuho Securities U.S.A., Inc. at:
1.88%, dated 2/19/16 due 8/17/16 (Collateralized by U.S. Government Obligations valued at $26,924,047, 2.50% - 6.26%, 4/15/27 - 11/25/43)	26,244	26,007
1.9%, dated 3/8/16 due 9/2/16 (Collateralized by U.S. Government Obligations valued at $31,038,621, 3.00% - 6.33%, 2/25/27 - 3/25/42)	30,282	30,005
Investment in repurchase agreement with Morgan Stanley & Co., Inc. at 1.55%, dated 5/19/16 due 8/17/16 (Collateralized by Equity Securities valued at $23,773,300)	22,085	22,007
TOTAL CASH EQUIVALENTS
(Cost $78,000)		78,019
TOTAL INVESTMENT PORTFOLIO - 100.7%
(Cost $5,775,933)		5,760,531
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(42,712)
NET ASSETS - 100%		$5,717,819

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (000s)(2)	Value (000s)(1)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Credit Default Swaps
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch International	4.60%	USD 39	$0	$0	$0

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $804,878,000 or 14.1% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $100,000.

 (e) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$330
Total	$330

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$2,681,748	$--	$2,681,748	$--
U.S. Government and Government Agency Obligations	1,363,583	--	1,363,583	--
U.S. Government Agency - Mortgage Securities	119,657	--	119,657	--
Asset-Backed Securities	789,394	--	788,183	1,211
Collateralized Mortgage Obligations	84,729	--	84,729	--
Commercial Mortgage Securities	434,678	--	434,625	53
Municipal Securities	10,830	--	10,830	--
Supranational Obligations	1,488	--	1,488	--
Bank Notes	126,315	--	126,315	--
Money Market Funds	70,090	70,090	--	--
Cash Equivalents	78,019	--	78,019	--
Total Investments in Securities:	$5,760,531	$70,090	$5,689,177	$1,264
Derivative Instruments:
Liabilities
Swaps	$--	$--	$--	$--
Total Liabilities	$--	$--	$--	$--
Total Derivative Instruments:	$--	$--	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $5,774,073,000. Net unrealized depreciation aggregated $13,542,000, of which $20,531,000 related to appreciated investment securities and $34,073,000 related to depreciated investment securities.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® U.S. Bond Index Fund
(formerly Spartan® U.S. Bond Index Fund)

May 31, 2016

UBI-QTLY-0716
1.816026.111

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.8%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.1%
Automobiles - 0.3%
American Honda Finance Corp.:
2.125% 10/10/18	$6,550	$6,663
2.15% 3/13/20	8,550	8,690
2.25% 8/15/19	7,650	7,838
Ford Motor Co. 4.75% 1/15/43	7,650	7,808
General Motors Co.:
5.2% 4/1/45	4,270	4,148
6.6% 4/1/36	5,840	6,661
General Motors Financial Co., Inc.:
3.15% 1/15/20	6,630	6,698
4% 1/15/25	6,170	6,137
4.3% 7/13/25	7,600	7,706
4.375% 9/25/21	9,190	9,630
		71,979
Diversified Consumer Services - 0.1%
George Washington University 4.3% 9/15/44	2,000	2,054
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19	1,623	1,671
Massachusetts Institute of Technology 3.959% 7/1/38	4,725	5,184
Northwestern University 4.643% 12/1/44	3,350	4,055
President and Fellows of Harvard College 3.619% 10/1/37	1,000	1,043
Rice University 3.774% 5/15/55	1,900	1,944
Trustees of Princeton Univ. 5.7% 3/1/39	1,000	1,363
University Notre Dame du Lac 3.438% 2/15/45	3,330	3,264
University of Southern California 5.25% 10/1/2111	2,000	2,448
		23,026
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.:
2.75% 12/9/20	2,300	2,361
3.7% 1/30/26	6,900	7,334
4.875% 12/9/45	5,430	6,015
5.35% 3/1/18	2,317	2,478
6.3% 3/1/38	7,045	8,824
Metropolitan Museum of Art 3.4% 7/1/45	3,000	2,979
Starbucks Corp. 3.85% 10/1/23	1,875	2,072
		32,063
Internet & Catalog Retail - 0.0%
Amazon.com, Inc. 4.8% 12/5/34	6,000	6,780
Media - 1.1%
21st Century Fox America, Inc.:
3.7% 10/15/25	7,000	7,437
5.4% 10/1/43	3,875	4,375
5.65% 8/15/20	1,000	1,139
6.15% 3/1/37	3,955	4,777
6.9% 3/1/19	2,110	2,390
6.9% 8/15/39	2,000	2,608
7.75% 12/1/45	3,160	4,442
AOL Time Warner, Inc.:
2.95% 7/15/26	8,000	7,852
7.625% 4/15/31	3,250	4,325
CBS Corp. 4% 1/15/26	6,000	6,350
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.908% 7/23/25 (a)	7,980	8,551
6.484% 10/23/45 (a)	4,690	5,410
Comcast Corp.:
3.125% 7/15/22	3,000	3,149
3.15% 3/1/26	5,000	5,174
3.375% 8/15/25	13,700	14,395
4.65% 7/15/42	4,000	4,376
4.75% 3/1/44	5,400	6,021
4.95% 6/15/16	1,862	1,865
5.7% 5/15/18	2,940	3,196
5.7% 7/1/19	8,500	9,535
6.4% 3/1/40	1,000	1,350
6.55% 7/1/39	3,000	4,058
6.95% 8/15/37	6,700	9,391
Discovery Communications LLC:
3.25% 4/1/23	2,338	2,261
4.875% 4/1/43	4,900	4,339
5.05% 6/1/20	3,200	3,486
NBCUniversal, Inc. 6.4% 4/30/40	3,000	4,000
Thomson Reuters Corp.:
1.3% 2/23/17	2,350	2,352
1.65% 9/29/17	8,000	8,015
4.7% 10/15/19	4,000	4,311
Time Warner Cable, Inc.:
4.5% 9/15/42	11,000	9,801
5.85% 5/1/17	5,801	6,013
6.75% 7/1/18	1,162	1,267
7.3% 7/1/38	4,000	4,810
8.75% 2/14/19	2,368	2,756
Time Warner, Inc.:
2.1% 6/1/19	3,000	3,023
3.55% 6/1/24	3,000	3,131
3.6% 7/15/25	6,340	6,576
4% 1/15/22	1,000	1,069
4.65% 6/1/44	3,000	3,035
4.85% 7/15/45	3,000	3,136
6.5% 11/15/36	5,724	6,934
Viacom, Inc.:
4.25% 9/1/23	7,775	7,944
4.375% 3/15/43	2,635	2,012
5.625% 9/15/19	1,000	1,095
6.125% 10/5/17	5,420	5,705
Walt Disney Co.:
1.125% 2/15/17	2,760	2,766
1.85% 5/30/19	1,500	1,523
2.3% 2/12/21	4,740	4,861
2.55% 2/15/22	2,810	2,882
3.15% 9/17/25	9,470	10,066
4.125% 6/1/44	5,700	6,207
5.5% 3/15/19	2,000	2,227
		249,769
Multiline Retail - 0.1%
Kohl's Corp. 4.75% 12/15/23	7,800	8,022
Macy's Retail Holdings, Inc.:
2.875% 2/15/23	4,750	4,374
4.3% 2/15/43	4,750	3,535
Target Corp.:
3.875% 7/15/20	3,000	3,251
4% 7/1/42	7,000	7,223
5.875% 7/15/16	2,100	2,113
		28,518
Specialty Retail - 0.3%
Advance Auto Parts, Inc. 4.5% 12/1/23	3,750	3,917
AutoZone, Inc.:
3.125% 7/15/23	3,825	3,889
3.25% 4/15/25	4,000	4,062
3.7% 4/15/22	5,500	5,767
Home Depot, Inc.:
2.25% 9/10/18	5,000	5,114
3% 4/1/26	10,030	10,375
3.75% 2/15/24	6,725	7,371
4.2% 4/1/43	1,575	1,669
4.875% 2/15/44	2,875	3,359
5.875% 12/16/36	4,700	6,101
Lowe's Companies, Inc.:
1.625% 4/15/17	10,300	10,355
4.625% 4/15/20	2,000	2,188
4.65% 4/15/42	6,500	7,245
5.8% 4/15/40	2,000	2,530
O'Reilly Automotive, Inc. 3.85% 6/15/23	2,825	2,994
		76,936

TOTAL CONSUMER DISCRETIONARY		489,071

CONSUMER STAPLES - 2.1%
Beverages - 0.7%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	4,073	5,240
Anheuser-Busch InBev Finance, Inc.:
1.25% 1/17/18	4,725	4,720
2.625% 1/17/23	2,825	2,817
2.65% 2/1/21	19,340	19,681
3.3% 2/1/23	10,250	10,535
3.65% 2/1/26	25,140	26,125
4.625% 2/1/44	5,750	6,273
4.7% 2/1/36	4,870	5,262
4.9% 2/1/46	13,000	14,488
Anheuser-Busch InBev Worldwide, Inc.:
5.375% 1/15/20	1,500	1,679
8.2% 1/15/39	2,800	4,327
Diageo Capital PLC:
1.5% 5/11/17	1,700	1,706
5.75% 10/23/17	5,185	5,505
Dr. Pepper Snapple Group, Inc. 2% 1/15/20	2,850	2,840
PepsiCo, Inc.:
2.15% 10/14/20	12,000	12,184
3.6% 8/13/42	3,000	2,903
4.25% 10/22/44	6,000	6,352
4.45% 4/14/46	800	880
4.875% 11/1/40	2,300	2,633
7.9% 11/1/18	6,000	6,934
The Coca-Cola Co.:
2.875% 10/27/25	9,580	9,894
3.15% 11/15/20	3,700	3,936
		156,914
Food & Staples Retailing - 0.4%
CVS Health Corp.:
2.25% 8/12/19	3,750	3,817
2.8% 7/20/20	8,400	8,637
3.875% 7/20/25	4,660	5,008
4.875% 7/20/35	3,100	3,516
5.125% 7/20/45	2,810	3,262
5.3% 12/5/43	4,391	5,177
Kroger Co. 5.15% 8/1/43	2,725	3,101
Sysco Corp. 3.75% 10/1/25	5,700	6,002
Wal-Mart Stores, Inc.:
1.125% 4/11/18	7,900	7,916
3.3% 4/22/24	19,000	20,404
5.625% 4/1/40	2,000	2,569
5.625% 4/15/41	4,600	5,872
6.5% 8/15/37	8,275	11,591
Walgreen Co. 3.1% 9/15/22	2,850	2,879
Walgreens Boots Alliance, Inc.:
2.6% 6/1/21	7,700	7,724
3.45% 6/1/26	5,000	4,991
		102,466
Food Products - 0.5%
Campbell Soup Co. 2.5% 8/2/22	4,750	4,760
ConAgra Foods, Inc.:
1.9% 1/25/18	5,675	5,709
3.2% 1/25/23	8,805	8,896
General Mills, Inc.:
2.2% 10/21/19	7,000	7,104
5.65% 2/15/19	13,501	14,916
H.J. Heinz Co.:
3% 6/1/26 (a)	8,500	8,379
5% 7/15/35 (a)	3,500	3,862
5.2% 7/15/45 (a)	5,180	5,813
Kellogg Co.:
3.125% 5/17/22	1,875	1,926
3.25% 5/21/18	2,800	2,892
Kraft Foods Group, Inc.:
3.5% 6/6/22	11,650	12,156
5% 6/4/42	2,825	3,074
The J.M. Smucker Co. 2.5% 3/15/20	5,700	5,805
Tyson Foods, Inc. 3.95% 8/15/24	7,575	8,096
Unilever Capital Corp.:
2.2% 3/6/19	7,475	7,652
3.1% 7/30/25	2,900	3,101
		104,141
Household Products - 0.2%
Kimberly-Clark Corp.:
1.9% 5/22/19	8,325	8,466
2.4% 3/1/22	5,200	5,309
2.4% 6/1/23	8,000	8,200
Procter & Gamble Co.:
1.9% 11/1/19	4,000	4,084
2.3% 2/6/22	4,700	4,808
3.1% 8/15/23	10,000	10,675
		41,542
Personal Products - 0.0%
Colgate-Palmolive Co. 3.25% 3/15/24	10,000	10,856
Tobacco - 0.3%
Altria Group, Inc.:
2.85% 8/9/22	7,000	7,187
4.25% 8/9/42	9,780	10,149
Philip Morris International, Inc.:
2.125% 5/10/23	3,100	3,044
3.875% 8/21/42	4,825	4,746
4.5% 3/26/20	2,000	2,208
4.875% 11/15/43	6,000	6,881
5.65% 5/16/18	6,789	7,370
6.375% 5/16/38	1,450	1,922
Reynolds American, Inc.:
4.45% 6/12/25	7,060	7,746
4.85% 9/15/23	1,800	2,021
5.85% 8/15/45	4,240	5,175
7.25% 6/15/37	7,220	9,564
		68,013

TOTAL CONSUMER STAPLES		483,932

ENERGY - 2.9%
Energy Equipment & Services - 0.2%
Baker Hughes, Inc. 5.125% 9/15/40	2,000	2,139
El Paso Pipeline Partners Operating Co. LLC 4.7% 11/1/42	3,800	3,107
Halliburton Co.:
3.8% 11/15/25	10,380	10,498
5% 11/15/45	7,540	7,711
6.15% 9/15/19	2,000	2,235
7.45% 9/15/39	1,500	1,980
Nabors Industries, Inc. 2.35% 9/15/16	7,475	7,479
Noble Holding International Ltd.:
2.5% 3/15/17	4,650	4,522
4.625% 3/1/21	1,340	1,012
5.25% 3/15/42	3,100	1,628
Weatherford International Ltd. 7% 3/15/38	5,580	3,739
		46,050
Oil, Gas & Consumable Fuels - 2.7%
Anadarko Petroleum Corp.:
3.45% 7/15/24	5,000	4,726
4.85% 3/15/21	6,145	6,368
6.2% 3/15/40	2,000	2,082
6.45% 9/15/36	2,675	2,868
6.6% 3/15/46	4,650	5,169
Apache Corp. 5.1% 9/1/40	3,000	2,988
Boardwalk Pipelines LP 4.95% 12/15/24	4,750	4,514
BP Capital Markets PLC:
2.241% 9/26/18	4,775	4,836
2.315% 2/13/20	1,800	1,823
2.5% 11/6/22	3,000	2,961
2.521% 1/15/20	6,000	6,109
3.062% 3/17/22	3,750	3,831
3.245% 5/6/22	7,750	7,985
4.5% 10/1/20	2,000	2,190
4.75% 3/10/19	1,000	1,079
Canadian Natural Resources Ltd.:
3.9% 2/1/25	1,875	1,731
5.7% 5/15/17	1,148	1,181
6.25% 3/15/38	6,850	6,660
Cenovus Energy, Inc.:
3% 8/15/22	1,700	1,512
3.8% 9/15/23	1,750	1,560
6.75% 11/15/39	2,000	1,919
Chevron Corp.:
1.104% 12/5/17	5,700	5,694
1.718% 6/24/18	7,525	7,568
1.961% 3/3/20	8,625	8,650
2.193% 11/15/19	11,400	11,574
2.954% 5/16/26	11,000	11,038
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	3,043	3,052
4.5% 6/1/25	3,325	3,436
ConocoPhillips Co.:
2.2% 5/15/20	5,830	5,808
3.35% 5/15/25	6,810	6,797
5.75% 2/1/19	2,902	3,164
6.5% 2/1/39	7,529	9,268
DCP Midstream Operating LP:
2.5% 12/1/17	5,700	5,572
3.875% 3/15/23	3,775	3,350
Devon Energy Corp.:
2.25% 12/15/18	5,750	5,519
3.25% 5/15/22	4,000	3,626
5.6% 7/15/41	2,875	2,517
Ecopetrol SA:
5.375% 6/26/26	4,740	4,418
5.875% 5/28/45	3,800	3,063
El Paso Natural Gas Co. 5.95% 4/15/17	926	953
Enbridge Energy Partners LP:
4.2% 9/15/21	8,700	8,755
5.875% 12/15/16	1,000	1,022
6.5% 4/15/18	1,000	1,058
Enbridge, Inc. 3.5% 6/10/24	2,825	2,655
Encana Corp.:
3.9% 11/15/21	4,900	4,361
6.5% 2/1/38	5,000	4,418
Energy Transfer Partners LP:
3.6% 2/1/23	8,550	7,794
4.15% 10/1/20	4,500	4,437
5.15% 3/15/45	2,000	1,701
Enterprise Products Operating LP:
3.7% 2/15/26	1,770	1,792
3.95% 2/15/27	9,880	10,165
4.05% 2/15/22	9,325	9,840
4.85% 8/15/42	2,500	2,444
4.85% 3/15/44	5,000	4,936
5.7% 2/15/42	2,000	2,166
6.65% 4/15/18	2,000	2,170
7.55% 4/15/38	2,000	2,429
EOG Resources, Inc. 5.625% 6/1/19	1,000	1,095
Exxon Mobil Corp.:
3.043% 3/1/26	8,330	8,565
3.567% 3/6/45	6,650	6,466
Hess Corp.:
3.5% 7/15/24	3,800	3,627
5.6% 2/15/41	3,400	3,283
8.125% 2/15/19	6,000	6,662
Kinder Morgan Energy Partners LP:
2.65% 2/1/19	3,425	3,393
3.5% 9/1/23	2,000	1,867
3.95% 9/1/22	7,000	6,857
5% 3/1/43	1,000	856
5.5% 3/1/44	6,997	6,322
5.625% 9/1/41	1,000	890
6.55% 9/15/40	3,000	2,919
Kinder Morgan, Inc. 5.3% 12/1/34	8,550	7,738
Magellan Midstream Partners LP 6.55% 7/15/19	4,592	5,152
Marathon Oil Corp. 3.85% 6/1/25	7,000	6,128
Marathon Petroleum Corp.:
5.125% 3/1/21	1,000	1,081
6.5% 3/1/41	1,000	997
Nexen, Inc. 5.875% 3/10/35	3,710	4,159
Occidental Petroleum Corp.:
2.7% 2/15/23	6,000	5,955
3.125% 2/15/22	2,000	2,072
ONEOK Partners LP:
3.2% 9/15/18	3,000	3,010
3.375% 10/1/22	5,000	4,754
Petro-Canada:
6.05% 5/15/18	3,650	3,908
6.8% 5/15/38	8,445	10,081
Petroleos Mexicanos:
3.125% 1/23/19	1,425	1,416
3.5% 7/18/18	5,925	5,943
3.5% 7/23/20	11,525	11,280
3.5% 1/30/23	6,725	6,120
4.875% 1/24/22	18,010	17,999
5.5% 6/27/44	8,600	7,183
6.375% 1/23/45	10,400	9,738
Phillips 66 Co.:
4.875% 11/15/44	1,000	1,036
5.875% 5/1/42	9,500	10,663
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24	7,200	6,383
4.65% 10/15/25	8,490	8,057
4.9% 2/15/45	1,900	1,550
5.75% 1/15/20	1,000	1,050
6.125% 1/15/17	1,795	1,844
6.65% 1/15/37	2,795	2,584
Shell International Finance BV:
1.125% 8/21/17	1,375	1,374
2.125% 5/11/20	8,300	8,333
2.375% 8/21/22	3,000	2,982
3.25% 5/11/25	4,160	4,258
4% 5/10/46	4,000	3,887
4.375% 5/11/45	7,120	7,341
6.375% 12/15/38	4,200	5,365
Spectra Energy Capital, LLC 5.65% 3/1/20	2,000	2,119
Spectra Energy Partners LP:
2.95% 9/25/18	2,877	2,915
4.75% 3/15/24	4,825	5,171
Statoil ASA:
1.2% 1/17/18	5,575	5,543
1.95% 11/8/18	7,300	7,357
2.25% 11/8/19	8,000	8,122
3.7% 3/1/24	3,650	3,861
5.1% 8/17/40	2,000	2,272
Suncor Energy, Inc.:
6.1% 6/1/18	11,244	12,041
6.85% 6/1/39	2,000	2,472
The Williams Companies, Inc.:
4.55% 6/24/24	5,675	4,951
5.75% 6/24/44	1,900	1,549
Total Capital Canada Ltd. 1.45% 1/15/18	2,625	2,632
Total Capital International SA:
1.55% 6/28/17	5,000	5,019
2.1% 6/19/19	4,275	4,332
2.7% 1/25/23	1,900	1,896
2.75% 6/19/21	6,000	6,143
2.875% 2/17/22	4,175	4,269
3.75% 4/10/24	2,000	2,127
TransCanada PipeLines Ltd.:
2.5% 8/1/22	5,000	4,847
6.1% 6/1/40	6,700	7,841
Transcontinental Gas Pipe Line Co. LLC 4.45% 8/1/42	7,750	6,575
Valero Energy Corp. 6.625% 6/15/37	5,420	5,648
Western Gas Partners LP:
2.6% 8/15/18	4,375	4,245
4% 7/1/22	3,000	2,850
Williams Partners LP:
3.35% 8/15/22	2,800	2,415
3.9% 1/15/25	3,525	3,043
		607,780

TOTAL ENERGY		653,830

FINANCIALS - 8.5%
Banks - 4.1%
Australia & New Zealand Banking Group Ltd.:
1.875% 10/6/17	4,750	4,787
3.7% 11/16/25	6,640	7,150
Bank of America Corp.:
2% 1/11/18	3,550	3,563
2.6% 1/15/19	3,775	3,834
2.65% 4/1/19	17,925	18,248
4% 4/1/24	9,000	9,472
4% 1/22/25	6,000	6,012
4.1% 7/24/23	7,000	7,430
4.2% 8/26/24	8,500	8,680
4.25% 10/22/26	4,000	4,059
4.45% 3/3/26	13,000	13,418
5% 5/13/21	4,000	4,424
5% 1/21/44	3,000	3,354
5.7% 1/24/22	6,250	7,152
5.75% 12/1/17	5,855	6,194
5.875% 1/5/21	6,640	7,563
6.5% 8/1/16	15,000	15,132
Bank of Montreal:
1.4% 9/11/17	2,875	2,879
2.375% 1/25/19	3,700	3,770
Bank of Nova Scotia 4.375% 1/13/21	1,000	1,093
Banque Centrale de Tunisie 2.452% 7/24/21	8,500	8,822
Barclays PLC:
2.75% 11/8/19	10,000	9,986
3.25% 1/12/21	7,500	7,561
4.375% 1/12/26	5,000	5,094
5.25% 8/17/45	5,600	5,881
BB&T Corp.:
1.6% 8/15/17	5,700	5,720
2.05% 6/19/18	1,900	1,920
BNP Paribas SA:
2.375% 5/21/20	11,600	11,692
2.7% 8/20/18	4,900	5,005
BPCE SA:
2.25% 1/27/20	4,000	4,029
2.5% 7/15/19	12,100	12,265
4% 4/15/24	2,000	2,137
Branch Banking & Trust Co. 3.8% 10/30/26	3,000	3,199
Capital One Bank NA 3.375% 2/15/23	2,424	2,430
Capital One NA 2.4% 9/5/19	7,000	7,047
Citigroup, Inc.:
2.5% 9/26/18	750	761
2.5% 7/29/19	7,400	7,497
2.55% 4/8/19	3,700	3,755
3.7% 1/12/26	11,130	11,498
3.953% 6/15/16	1,450	1,452
4.4% 6/10/25	4,000	4,109
4.6% 3/9/26	6,000	6,227
5.3% 5/6/44	2,000	2,096
5.5% 9/13/25	5,000	5,506
5.875% 1/30/42	1,675	2,054
8.125% 7/15/39	8,000	12,097
Comerica, Inc. 3.8% 7/22/26	3,650	3,594
Commonwealth Bank of Australia:
1.9% 9/18/17	4,750	4,781
2.3% 3/12/20	7,550	7,617
Corporacion Andina de Fomento:
1.5% 8/8/17	2,825	2,828
4.375% 6/15/22	14,100	15,515
Council of Europe Development Bank 1.625% 3/16/21	3,770	3,776
Credit Suisse Group Funding Guernsey Ltd.:
3.8% 9/15/22	12,530	12,623
4.875% 5/15/45	5,000	4,995
Credit Suisse New York Branch:
3% 10/29/21	3,000	3,044
3.625% 9/9/24	3,425	3,564
Discover Bank:
2% 2/21/18	7,375	7,358
4.2% 8/8/23	7,000	7,336
Export-Import Bank of Korea:
2.875% 1/21/25	7,600	7,744
4% 1/11/17	11,380	11,559
5% 4/11/22	6,170	7,051
Fifth Third Bancorp:
3.5% 3/15/22	1,650	1,716
4.5% 6/1/18	824	864
8.25% 3/1/38	2,079	3,012
HSBC Holdings PLC:
3.4% 3/8/21	10,600	10,847
3.9% 5/25/26	11,000	11,135
4.25% 8/18/25	5,600	5,604
4.875% 1/14/22	10,100	11,060
5.1% 4/5/21	2,800	3,073
6.5% 9/15/37	10,500	12,580
HSBC U.S.A., Inc.:
2.25% 6/23/19	6,625	6,661
2.625% 9/24/18	7,500	7,631
3.5% 6/23/24	7,000	7,119
Huntington Bancshares, Inc.:
2.6% 8/2/18	4,675	4,729
3.15% 3/14/21	9,500	9,737
Inter-American Development Bank:
1.75% 4/14/22	1,875	1,877
1.875% 6/16/20	5,270	5,346
1.875% 3/15/21	3,900	3,951
2% 6/2/26	4,000	3,995
Japan Bank International Cooperation:
1.75% 5/29/19	15,100	15,114
2.125% 2/10/25	2,000	1,990
2.75% 1/21/26	3,170	3,323
JPMorgan Chase & Co.:
1.8% 1/25/18	16,250	16,309
2% 8/15/17	7,000	7,055
2.25% 1/23/20	8,875	8,907
2.35% 1/28/19	23,000	23,361
3.15% 7/5/16	1,500	1,503
3.25% 9/23/22	4,000	4,116
3.3% 4/1/26	9,000	9,103
3.375% 5/1/23	1,900	1,911
3.875% 9/10/24	7,725	7,884
4.125% 12/15/26	5,875	6,082
4.35% 8/15/21	2,000	2,176
4.5% 1/24/22	13,000	14,278
4.625% 5/10/21	1,500	1,648
4.95% 6/1/45	2,550	2,734
5.5% 10/15/40	5,700	6,983
5.6% 7/15/41	1,500	1,860
6.3% 4/23/19	10,000	11,209
KeyCorp. 2.9% 9/15/20	5,800	5,907
Lloyds Bank PLC:
3.5% 5/14/25	8,600	8,974
4.65% 3/24/26	5,800	5,870
Mitsubishi UFJ Financial Group, Inc. 3.85% 3/1/26	6,580	6,990
MUFG Union Bank NA 2.625% 9/26/18	2,750	2,788
Oesterreichische Kontrollbank 2.375% 10/1/21	4,725	4,878
Osterreichische Kontrollbank AG 1.125% 4/26/19	3,300	3,280
PNC Bank NA:
2.4% 10/18/19	4,750	4,836
2.6% 7/21/20	6,680	6,827
PNC Financial Services Group, Inc. 3.9% 4/29/24	5,650	5,981
PNC Funding Corp.:
2.7% 9/19/16	11,300	11,345
6.7% 6/10/19	2,500	2,851
Rabobank (Netherlands) NV:
3.95% 11/9/22	5,300	5,463
4.5% 1/11/21	1,000	1,102
5.25% 5/24/41	3,000	3,651
Rabobank Nederland 4.375% 8/4/25	6,000	6,244
Rabobank Nederland New York Branch 3.375% 5/21/25	3,750	3,882
Regions Financial Corp.:
2% 5/15/18	3,650	3,649
3.2% 2/8/21	14,100	14,249
Royal Bank of Canada:
2.15% 3/6/20	6,575	6,646
2.3% 7/20/16	5,500	5,511
4.65% 1/27/26	9,390	9,806
Royal Bank of Scotland Group PLC 4.8% 4/5/26	6,600	6,803
Societe Generale SA 2.625% 10/1/18	3,750	3,835
Sumitomo Mitsui Banking Corp.:
2.25% 7/11/19	5,725	5,781
2.45% 1/16/20	5,000	5,060
2.5% 7/19/18	4,351	4,417
3.4% 7/11/24	5,725	5,933
SunTrust Banks, Inc.:
2.35% 11/1/18	3,000	3,035
2.5% 5/1/19	2,000	2,029
Svenska Handelsbanken AB 2.5% 1/25/19	11,750	12,005
The Toronto-Dominion Bank:
2.375% 10/19/16	1,200	1,207
2.5% 7/14/16	1,200	1,203
2.5% 12/14/20	14,020	14,287
U.S. Bancorp:
3.1% 4/27/26	9,000	9,066
4.125% 5/24/21	3,000	3,296
Wachovia Corp. 5.75% 6/15/17	2,905	3,037
Wells Fargo & Co.:
2.1% 5/8/17	2,725	2,748
2.6% 7/22/20	7,640	7,791
3.3% 9/9/24	4,625	4,766
3.45% 2/13/23	3,675	3,758
3.55% 9/29/25	4,240	4,441
3.9% 5/1/45	4,760	4,797
4.1% 6/3/26	3,225	3,400
4.48% 1/16/24	3,816	4,125
4.9% 11/17/45	2,770	2,965
5.375% 11/2/43	1,850	2,096
5.606% 1/15/44	11,380	13,305
5.625% 12/11/17	5,972	6,348
Westpac Banking Corp.:
2% 8/14/17	5,000	5,042
2.3% 5/26/20	3,000	3,029
2.85% 5/13/26	4,750	4,716
4.875% 11/19/19	3,700	4,063
Zions Bancorp. 4.5% 6/13/23	207	214
		939,250
Capital Markets - 1.4%
Affiliated Managers Group, Inc. 3.5% 8/1/25	4,750	4,624
Bank of New York Mellon Corp. 2.8% 5/4/26	5,630	5,660
BlackRock, Inc.:
3.5% 3/18/24	2,900	3,105
4.25% 5/24/21	6,500	7,167
Credit Suisse AG 6% 2/15/18	15,651	16,544
Deutsche Bank AG 4.5% 4/1/25	3,000	2,783
Deutsche Bank AG London Branch 2.95% 8/20/20	9,800	9,773
Eaton Vance Corp. 3.625% 6/15/23	2,825	2,954
Franklin Resources, Inc.:
1.375% 9/15/17	1,900	1,903
2.85% 3/30/25	3,800	3,793
Goldman Sachs Group, Inc.:
2.375% 1/22/18	9,950	10,057
2.55% 10/23/19	11,000	11,151
2.625% 1/31/19	12,850	13,066
2.9% 7/19/18	2,800	2,861
3.5% 1/23/25	5,000	5,043
3.625% 1/22/23	9,000	9,323
3.75% 2/25/26	5,820	5,987
3.85% 7/8/24	3,800	3,964
5.25% 7/27/21	4,500	5,034
5.625% 1/15/17	7,000	7,188
5.75% 1/24/22	4,300	4,928
5.95% 1/18/18	3,000	3,200
6% 6/15/20	1,650	1,872
6.15% 4/1/18	7,451	8,032
6.75% 10/1/37	14,860	18,071
Lazard Group LLC:
4.25% 11/14/20	2,650	2,783
6.85% 6/15/17	828	868
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	3,140	3,324
6.875% 4/25/18	6,991	7,630
7.75% 5/14/38	4,175	5,744
Morgan Stanley:
2.125% 4/25/18	8,000	8,063
2.375% 7/23/19	7,550	7,630
2.5% 1/24/19	6,000	6,093
2.65% 1/27/20	11,000	11,165
3.7% 10/23/24	6,000	6,199
3.75% 2/25/23	6,775	7,053
3.875% 4/29/24	9,000	9,458
3.95% 4/23/27	12,030	11,994
4.3% 1/27/45	2,000	2,032
5.45% 1/9/17	236	242
5.5% 7/28/21	3,400	3,827
5.625% 9/23/19	2,000	2,215
5.75% 1/25/21	5,000	5,668
5.95% 12/28/17	5,745	6,111
6.375% 7/24/42	2,900	3,784
6.625% 4/1/18	5,055	5,492
7.25% 4/1/32	1,000	1,353
7.3% 5/13/19	3,000	3,434
State Street Corp. 2.65% 5/19/26	7,550	7,509
The Bank of New York Mellon Corp.:
2.3% 7/28/16	1,000	1,003
2.6% 8/17/20	9,400	9,638
5.45% 5/15/19	2,000	2,215
		310,610
Consumer Finance - 0.6%
American Express Co.:
4.05% 12/3/42	6,975	7,051
7% 3/19/18	5,750	6,284
American Express Credit Corp. 2.375% 3/24/17	3,825	3,868
Capital One Financial Corp. 4.75% 7/15/21	4,000	4,405
Caterpillar Financial Services Corp.:
1.3% 3/1/18	3,650	3,653
2% 3/5/20	3,900	3,944
2.1% 6/9/19	1,600	1,626
2.25% 12/1/19	6,600	6,730
2.85% 6/1/22	4,000	4,131
Discover Financial Services:
5.2% 4/27/22	1,000	1,081
6.45% 6/12/17	2,263	2,362
Ford Motor Credit Co. LLC:
2.375% 3/12/19	2,425	2,442
2.875% 10/1/18	1,575	1,607
3% 6/12/17	3,000	3,042
3.2% 1/15/21	3,600	3,676
3.219% 1/9/22	3,500	3,551
4.134% 8/4/25	7,000	7,335
4.25% 2/3/17	7,600	7,748
4.25% 9/20/22	1,800	1,907
4.375% 8/6/23	4,000	4,288
4.389% 1/8/26	3,290	3,528
5.875% 8/2/21	11,375	12,935
Synchrony Financial:
2.7% 2/3/20	8,000	7,990
3% 8/15/19	5,675	5,738
Toyota Motor Credit Corp.:
2.05% 1/12/17	9,000	9,062
2.1% 1/17/19	6,000	6,107
2.125% 7/18/19	10,400	10,586
2.15% 3/12/20	6,750	6,855
2.75% 5/17/21	2,600	2,695
		146,227
Diversified Financial Services - 0.9%
AB Svensk Exportkredit 1.25% 4/12/19	7,540	7,524
Berkshire Hathaway Finance Corp. 5.75% 1/15/40	5,000	6,444
Berkshire Hathaway, Inc.:
1.55% 2/9/18	4,575	4,610
3.125% 3/15/26	11,500	11,877
4.5% 2/11/43	2,000	2,222
Export Development Canada 1% 6/15/18	5,290	5,288
FMS Wertmanagement AoeR 1.125% 9/5/17	2,800	2,804
GE Capital International Funding Co.:
2.342% 11/15/20 (a)	5,694	5,804
4.418% 11/15/35 (a)	20,239	22,010
General Electric Capital Corp.:
4.65% 10/17/21	2,005	2,267
5.875% 1/14/38	4,474	5,874
6.875% 1/10/39	1,146	1,675
Goldman Sachs Group, Inc. 4.75% 10/21/45	5,830	6,225
ING U.S., Inc. 5.7% 7/15/43	3,750	4,263
IntercontinentalExchange, Inc.:
2.5% 10/15/18	4,675	4,783
3.75% 12/1/25	5,750	5,958
4% 10/15/23	3,750	4,018
International Bank for Reconstruction & Development:
1% 10/5/18	9,630	9,610
1.375% 5/24/21	5,659	5,611
KfW:
1% 1/26/18	11,500	11,501
1.125% 8/6/18	5,700	5,704
1.5% 2/6/19	4,200	4,236
1.5% 6/15/21	15,480	15,414
1.75% 10/15/19	15,575	15,793
1.875% 6/30/20	5,670	5,767
2% 5/2/25	3,825	3,832
2.5% 11/20/24	10,425	10,856
Ontario Province 2% 1/30/19	5,000	5,076
Svensk Exportkredit AB 1.75% 5/30/17	4,750	4,786
		201,832
Insurance - 0.7%
ACE INA Holdings, Inc.:
3.35% 5/3/26	4,220	4,425
4.35% 11/3/45	4,000	4,372
5.9% 6/15/19	3,000	3,361
American International Group, Inc.:
3.375% 8/15/20	5,775	5,966
3.75% 7/10/25	2,850	2,862
3.875% 1/15/35	2,700	2,477
3.9% 4/1/26	3,770	3,817
4.5% 7/16/44	8,875	8,446
4.875% 6/1/22	9,000	9,831
5.85% 1/16/18	2,000	2,133
6.4% 12/15/20	2,900	3,349
Aon PLC:
3.5% 6/14/24	2,000	2,015
4% 11/27/23	3,000	3,145
4.6% 6/14/44	1,600	1,602
4.75% 5/15/45	5,880	6,094
Baylor Scott & White Holdings 3.967% 11/15/46	2,500	2,550
Hartford Financial Services Group, Inc. 5.125% 4/15/22	4,750	5,340
Marsh & McLennan Companies, Inc.:
2.3% 4/1/17	5,000	5,039
2.35% 9/10/19	3,850	3,896
2.35% 3/6/20	4,750	4,785
2.55% 10/15/18	5,800	5,899
3.5% 6/3/24	1,900	1,933
4.05% 10/15/23	6,775	7,261
MetLife, Inc.:
4.721% 12/15/44 (b)	5,000	5,246
5.875% 2/6/41	2,400	2,915
7.717% 2/15/19	9,000	10,368
Pricoa Global Funding I 8.875% 6/15/38 (b)	2,944	3,275
Prudential Financial, Inc.:
2.3% 8/15/18	4,900	4,979
5.1% 8/15/43	4,000	4,215
5.4% 6/13/35	447	495
5.625% 5/12/41	2,000	2,255
5.7% 12/14/36	380	436
6.2% 11/15/40	2,400	2,857
7.375% 6/15/19	3,000	3,456
The Chubb Corp.:
5.75% 5/15/18	4,175	4,524
6.5% 5/15/38	3,510	4,862
The Travelers Companies, Inc.:
4.3% 8/25/45	1,460	1,577
6.25% 6/15/37	8,350	11,234
		163,292
Real Estate Investment Trusts - 0.5%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	3,788	3,770
3.9% 6/15/23	5,650	5,776
American Tower Corp. 3.4% 2/15/19	7,475	7,744
Boston Properties, Inc.:
3.125% 9/1/23	1,900	1,928
4.125% 5/15/21	2,100	2,264
DDR Corp.:
3.375% 5/15/23	2,825	2,765
4.625% 7/15/22	1,900	2,022
Duke Realty LP:
3.625% 4/15/23	2,750	2,806
3.75% 12/1/24	5,750	5,855
5.95% 2/15/17	630	649
6.5% 1/15/18	1,000	1,070
ERP Operating LP:
2.375% 7/1/19	5,750	5,843
3% 4/15/23	1,875	1,907
4.625% 12/15/21	5,700	6,368
Federal Realty Investment Trust 3% 8/1/22	4,750	4,832
HCP, Inc. 3.875% 8/15/24	7,575	7,497
Health Care REIT, Inc.:
2.25% 3/15/18	2,470	2,485
3.75% 3/15/23	8,660	8,775
HRPT Properties Trust:
6.25% 6/15/17	1,221	1,246
6.65% 1/15/18	612	640
Kimco Realty Corp. 6.875% 10/1/19	1,000	1,148
Omega Healthcare Investors, Inc.:
4.5% 1/15/25	4,750	4,617
4.5% 4/1/27	9,500	9,080
Simon Property Group LP:
2.8% 1/30/17	4,700	4,737
4.125% 12/1/21	3,200	3,500
5.65% 2/1/20	4,300	4,826
Weingarten Realty Investors 3.5% 4/15/23	3,800	3,765
		107,915
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP 3.95% 2/15/23	3,800	3,812
CBRE Group, Inc. 4.875% 3/1/26	5,700	5,774
Liberty Property LP:
3.375% 6/15/23	2,775	2,755
3.75% 4/1/25	4,750	4,801
4.4% 2/15/24	7,425	7,843
4.75% 10/1/20	1,000	1,080
5.5% 12/15/16	1,000	1,021
Mack-Cali Realty LP:
2.5% 12/15/17	3,825	3,829
3.15% 5/15/23	4,700	4,204
4.5% 4/18/22	4,210	4,224
Regency Centers LP 5.875% 6/15/17	781	813
Tanger Properties LP:
3.75% 12/1/24	6,500	6,563
6.125% 6/1/20	4,408	4,983
Ventas Realty LP:
3.125% 6/15/23	6,315	6,300
3.5% 2/1/25	4,000	4,002
4.125% 1/15/26	1,450	1,517
4.375% 2/1/45	3,000	2,782
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	4,750	4,756
		71,059

TOTAL FINANCIALS		1,940,185

HEALTH CARE - 2.4%
Biotechnology - 0.5%
AbbVie, Inc.:
1.75% 11/6/17	5,700	5,712
2.3% 5/14/21	2,730	2,716
2.5% 5/14/20	7,100	7,164
2.9% 11/6/22	5,700	5,726
3.6% 5/14/25	9,000	9,222
4.3% 5/14/36	2,760	2,732
4.4% 11/6/42	4,775	4,705
4.7% 5/14/45	8,980	9,127
Amgen, Inc.:
2.2% 5/22/19	11,425	11,587
2.5% 11/15/16	2,000	2,013
3.125% 5/1/25	2,000	2,032
3.875% 11/15/21	9,600	10,312
5.15% 11/15/41	11,150	12,206
5.85% 6/1/17	2,928	3,062
Celgene Corp.:
3.875% 8/15/25	9,500	9,924
5% 8/15/45	3,300	3,505
Gilead Sciences, Inc.:
2.55% 9/1/20	4,740	4,857
3.65% 3/1/26	6,180	6,508
4.75% 3/1/46	4,750	5,064
		118,174
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co.:
2.675% 12/15/19	5,854	5,974
4.685% 12/15/44	10,180	11,133
Medtronic, Inc.:
2.5% 3/15/20	15,100	15,523
4.625% 3/15/45	10,425	11,661
Zimmer Biomet Holdings, Inc. 3.55% 4/1/25	10,380	10,525
		54,816
Health Care Providers & Services - 0.6%
Aetna, Inc.:
1.5% 11/15/17	1,958	1,958
4.125% 6/1/21	7,000	7,529
4.125% 11/15/42	4,411	4,409
Catholic Health Initiatives:
1.6% 11/1/17	2,750	2,759
4.35% 11/1/42	2,000	1,980
Childrens Hosp Medical Ctr 4.268% 5/15/44	3,320	3,484
Cigna Corp. 4% 2/15/22	4,600	4,911
Coventry Health Care, Inc. 5.95% 3/15/17	1,731	1,794
Express Scripts Holding Co.:
2.25% 6/15/19	3,800	3,829
4.5% 2/25/26	7,030	7,525
6.125% 11/15/41	3,000	3,406
Express Scripts, Inc. 7.25% 6/15/19	2,000	2,294
Kaiser Foundation Hospitals 4.875% 4/1/42	1,800	2,105
McKesson Corp.:
1.4% 3/15/18	4,725	4,716
3.796% 3/15/24	5,000	5,317
4.883% 3/15/44	5,000	5,485
Memorial Sloan-Kettring Cancer Center 4.2% 7/1/55	3,000	3,207
New York & Presbyterian Hospital 4.024% 8/1/45	3,500	3,665
NYU Hospitals Center 4.784% 7/1/44	7,600	8,400
Partners Healthcare System, Inc. 4.117% 7/1/55	3,500	3,692
UnitedHealth Group, Inc.:
1.625% 3/15/19	4,878	4,900
2.3% 12/15/19	8,625	8,817
2.7% 7/15/20	6,000	6,207
2.875% 12/15/21	2,575	2,668
3.75% 7/15/25	3,500	3,769
4.375% 3/15/42	11,800	12,520
4.75% 7/15/45	1,670	1,908
WellPoint, Inc.:
1.875% 1/15/18	2,000	2,007
3.3% 1/15/23	2,000	2,029
4.625% 5/15/42	2,600	2,654
4.65% 1/15/43	2,000	2,046
5.8% 8/15/40	4,000	4,577
		136,567
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
2.4% 2/1/19	2,850	2,882
3% 4/15/23	4,670	4,685
4.15% 2/1/24	4,379	4,694
5.3% 2/1/44	5,820	6,558
		18,819
Pharmaceuticals - 1.0%
Actavis Funding SCS:
3% 3/12/20	22,800	23,099
3.45% 3/15/22	18,025	18,301
3.8% 3/15/25	8,820	8,941
4.55% 3/15/35	6,650	6,553
AstraZeneca PLC:
5.9% 9/15/17	4,505	4,770
6.45% 9/15/37	3,250	4,313
Bristol-Myers Squibb Co. 3.25% 8/1/42	2,800	2,655
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	8,585	9,318
6.375% 5/15/38	7,218	9,902
Johnson & Johnson:
1.65% 3/1/21	3,770	3,779
2.45% 3/1/26	5,590	5,571
4.5% 12/5/43	6,625	7,898
4.85% 5/15/41	4,260	5,250
Merck & Co., Inc.:
1.3% 5/18/18	7,000	7,037
1.85% 2/10/20	9,000	9,123
2.4% 9/15/22	2,000	2,023
3.6% 9/15/42	2,000	1,989
3.7% 2/10/45	3,400	3,384
3.875% 1/15/21	1,000	1,086
5% 6/30/19	5,970	6,601
Mylan N.V. 4.1% 6/9/26 (a)	2,830	2,808
Mylan, Inc. 1.35% 11/29/16	5,295	5,289
Novartis Capital Corp.:
2.4% 9/21/22	3,750	3,816
3% 11/20/25	10,470	10,845
3.7% 9/21/42	2,825	2,904
4% 11/20/45	5,240	5,638
Perrigo Co. PLC:
2.3% 11/8/18	4,609	4,589
4% 11/15/23	5,000	4,986
Perrigo Finance PLC 4.9% 12/15/44	3,089	2,852
Pfizer, Inc.:
4.4% 5/15/44	4,190	4,649
6.2% 3/15/19	4,000	4,502
7.2% 3/15/39	5,400	7,872
Sanofi SA 1.25% 4/10/18	7,550	7,566
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	3,125	3,130
3.25% 10/1/22	3,000	3,013
Zoetis, Inc.:
1.875% 2/1/18	1,000	999
3.25% 2/1/23	5,000	4,999
4.7% 2/1/43	1,300	1,274
		223,324

TOTAL HEALTH CARE		551,700

INDUSTRIALS - 1.8%
Aerospace & Defense - 0.4%
Boeing Capital Corp. 2.125% 8/15/16	4,500	4,507
General Dynamics Corp. 2.25% 7/15/16	2,400	2,404
Honeywell International, Inc. 5.375% 3/1/41	1,400	1,758
Lockheed Martin Corp.:
2.125% 9/15/16	3,000	3,011
3.55% 1/15/26	7,600	8,063
4.7% 5/15/46	3,700	4,139
4.85% 9/15/41	2,700	3,037
Northrop Grumman Corp.:
1.75% 6/1/18	6,900	6,911
3.85% 4/15/45	1,875	1,861
4.75% 6/1/43	4,000	4,531
Precision Castparts Corp. 3.25% 6/15/25	5,700	6,001
Raytheon Co.:
3.125% 10/15/20	2,000	2,117
3.15% 12/15/24	8,900	9,369
4.875% 10/15/40	1,000	1,174
The Boeing Co.:
2.5% 3/1/25	4,600	4,638
6% 3/15/19	1,000	1,124
6.875% 3/15/39	3,300	4,802
United Technologies Corp.:
3.1% 6/1/22	2,875	3,009
4.5% 4/15/20	4,000	4,420
4.5% 6/1/42	7,380	8,059
5.7% 4/15/40	2,000	2,521
6.125% 2/1/19	4,000	4,475
		91,931
Air Freight & Logistics - 0.1%
FedEx Corp.:
2.3% 2/1/20	11,350	11,522
3.2% 2/1/25	3,820	3,909
3.9% 2/1/35	5,900	5,799
United Parcel Service, Inc. 6.2% 1/15/38	2,500	3,455
		24,685
Airlines - 0.1%
American Airlines pass-thru trust equipment trust certificate 4.95% 7/15/24	3,151	3,387
American Airlines, Inc. equipment trust certificate 3.2% 12/15/29	7,800	7,946
Continental Airlines, Inc.:
4% 4/29/26	4,099	4,273
6.648% 3/15/19	412	422
6.9% 7/2/19	140	143
United Airlines 2015-1 Class AA Pass Through Trust 3.45% 12/1/27	706	723
		16,894
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
3.2% 3/15/25	11,275	11,529
5.5% 9/15/19	4,000	4,424
Waste Management, Inc. 2.9% 9/15/22	6,675	6,814
		22,767
Electrical Equipment - 0.0%
Eaton Corp.:
1.5% 11/2/17	4,775	4,785
2.75% 11/2/22	5,725	5,761
4% 11/2/32	1,900	1,936
4.15% 11/2/42	1,900	1,943
General Electric Capital Corp. 6.15% 8/7/37	544	739
		15,164
Industrial Conglomerates - 0.3%
3M Co. 2% 6/26/22	4,000	4,029
Covidien International Finance SA:
3.2% 6/15/22	2,150	2,258
6% 10/15/17	2,902	3,088
Danaher Corp.:
2.4% 9/15/20	7,361	7,587
3.9% 6/23/21	2,900	3,167
4.375% 9/15/45	2,370	2,654
General Electric Co.:
3.375% 3/11/24	5,500	5,870
4.5% 3/11/44	11,000	12,245
5.25% 12/6/17	18,540	19,703
Roper Technologies, Inc. 2.05% 10/1/18	5,675	5,723
		66,324
Machinery - 0.3%
Caterpillar, Inc.:
2.6% 6/26/22	6,000	6,096
3.803% 8/15/42	2,500	2,434
5.3% 9/15/35	7,000	8,197
Deere & Co. 5.375% 10/16/29	1,000	1,248
Ingersoll-Rand Luxembourg Finance SA:
2.625% 5/1/20	5,093	5,112
4.65% 11/1/44	6,000	6,158
John Deere Capital Corp.:
1.2% 10/10/17	1,550	1,552
1.3% 3/12/18	3,675	3,681
1.95% 12/13/18	4,825	4,893
1.95% 3/4/19	9,600	9,737
2.05% 3/10/20	7,675	7,744
2.25% 4/17/19	10,250	10,470
2.8% 1/27/23	5,000	5,096
		72,418
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp. 4.7% 10/1/19	5,000	5,507
Burlington Northern Santa Fe LLC:
3% 3/15/23	2,800	2,915
3.05% 3/15/22	10,000	10,509
3.9% 8/1/46	4,640	4,642
4.15% 4/1/45	1,700	1,768
4.375% 9/1/42	4,500	4,786
4.55% 9/1/44	3,000	3,272
4.9% 4/1/44	4,000	4,606
Canadian National Railway Co. 2.85% 12/15/21	5,000	5,209
CSX Corp.:
3.4% 8/1/24	4,625	4,853
3.95% 5/1/50	3,575	3,420
4.1% 3/15/44	6,775	6,862
7.375% 2/1/19	10,000	11,461
Norfolk Southern Corp.:
3% 4/1/22	7,500	7,717
3.25% 12/1/21	5,000	5,203
3.95% 10/1/42	1,900	1,876
Union Pacific Corp.:
2.75% 3/1/26	6,660	6,780
4.75% 9/15/41	2,800	3,153
		94,539
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
3.375% 6/1/21	12,024	12,132
3.75% 2/1/22	3,820	3,876
		16,008

TOTAL INDUSTRIALS		420,730

INFORMATION TECHNOLOGY - 1.6%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
3.5% 6/15/25	4,270	4,683
4.45% 1/15/20	2,000	2,201
4.95% 2/15/19	3,479	3,805
5.9% 2/15/39	12,416	16,389
		27,078
Electronic Equipment & Components - 0.2%
Corning, Inc. 4.75% 3/15/42	5,000	5,026
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (a)(c)	12,280	12,538
6.02% 6/15/26 (a)(c)	9,440	9,525
Tyco Electronics Group SA:
2.35% 8/1/19	5,000	5,041
2.375% 12/17/18	3,000	3,020
3.45% 8/1/24	3,650	3,743
6.55% 10/1/17	2,338	2,491
7.125% 10/1/37	2,475	3,279
		44,663
Internet Software & Services - 0.1%
Alphabet, Inc. 3.625% 5/19/21	3,780	4,124
Apple, Inc. 2.25% 2/23/21	15,000	15,224
		19,348
IT Services - 0.3%
Apple, Inc. 4.5% 2/23/36	4,260	4,610
IBM Corp.:
1.25% 2/6/17	11,250	11,287
1.95% 7/22/16	1,500	1,503
3.625% 2/12/24	10,000	10,828
4.7% 2/19/46	800	887
7.625% 10/15/18	13,000	14,828
Visa, Inc.:
2.2% 12/14/20	5,700	5,792
3.15% 12/14/25	9,010	9,347
4.3% 12/14/45	6,640	7,324
Xerox Corp.:
2.75% 3/15/19	5,000	4,936
4.5% 5/15/21	4,000	3,981
5.625% 12/15/19	1,000	1,060
		76,383
Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp.:
3.3% 10/1/21	15,000	16,026
4.9% 7/29/45	3,000	3,351
Texas Instruments, Inc. 1.75% 5/1/20	3,800	3,805
		23,182
Software - 0.5%
Microsoft Corp.:
2.7% 2/12/25	17,175	17,474
3.625% 12/15/23	26,150	28,582
4.2% 6/1/19	2,000	2,168
4.45% 11/3/45	7,570	8,432
5.3% 2/8/41	1,500	1,846
Oracle Corp.:
2.25% 10/8/19	4,725	4,843
2.5% 5/15/22	9,600	9,756
2.95% 5/15/25	5,000	5,116
3.4% 7/8/24	4,725	5,002
4.125% 5/15/45	3,000	3,084
4.3% 7/8/34	3,875	4,130
5.375% 7/15/40	12,500	15,027
5.75% 4/15/18	7,400	8,014
		113,474
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.:
2.1% 5/6/19	6,475	6,608
2.7% 5/13/22	6,650	6,830
3.2% 5/13/25	10,490	10,921
3.85% 5/4/43	13,000	12,679
4.65% 2/23/46	5,650	6,193
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (a)	7,130	7,325
4.9% 10/15/25 (a)	9,750	9,972
6.2% 10/15/35 (a)	3,890	3,784
HP, Inc.:
4.3% 6/1/21	2,780	2,912
6% 9/15/41	1,500	1,352
		68,576

TOTAL INFORMATION TECHNOLOGY		372,704

MATERIALS - 1.1%
Chemicals - 0.5%
Air Products & Chemicals, Inc. 4.375% 8/21/19	1,000	1,081
Albemarle Corp. U.S. 3% 12/1/19	2,850	2,860
E.I. du Pont de Nemours & Co.:
3.625% 1/15/21	5,000	5,320
4.15% 2/15/43	4,000	3,945
4.625% 1/15/20	3,000	3,286
Ecolab, Inc.:
1.45% 12/8/17	6,650	6,652
2.25% 1/12/20	3,775	3,801
5.5% 12/8/41	3,000	3,548
Lubrizol Corp. 8.875% 2/1/19	919	1,094
LYB International Finance BV:
4% 7/15/23	5,625	5,930
4.875% 3/15/44	5,850	5,763
LyondellBasell Industries NV:
4.625% 2/26/55	2,554	2,277
5% 4/15/19	3,000	3,218
Monsanto Co.:
2.125% 7/15/19	7,458	7,510
2.75% 7/15/21	6,357	6,417
2.85% 4/15/25	3,825	3,681
Potash Corp. of Saskatchewan, Inc.:
3.25% 12/1/17	3,800	3,893
4.875% 3/30/20	1,500	1,633
5.625% 12/1/40	1,800	2,061
Praxair, Inc.:
2.2% 8/15/22	2,000	1,994
2.45% 2/15/22	4,650	4,732
3.2% 1/30/26	3,840	4,070
3.55% 11/7/42	2,000	1,915
The Dow Chemical Co.:
3% 11/15/22	4,900	4,984
4.125% 11/15/21	7,700	8,363
4.375% 11/15/42	4,875	4,728
8.55% 5/15/19	2,358	2,793
9.4% 5/15/39	3,000	4,590
The Mosaic Co. 5.625% 11/15/43	3,750	3,952
		116,091
Containers & Packaging - 0.1%
Bemis Co., Inc. 6.8% 8/1/19	3,000	3,368
International Paper Co.:
3.65% 6/15/24	4,725	4,856
3.8% 1/15/26	2,880	2,961
4.75% 2/15/22	11,500	12,578
5.15% 5/15/46	1,810	1,888
		25,651
Metals & Mining - 0.5%
Barrick Gold Corp. 5.25% 4/1/42	4,500	4,123
BHP Billiton Financial (U.S.A.) Ltd.:
2.05% 9/30/18	8,075	8,126
2.875% 2/24/22	9,300	9,350
5% 9/30/43	3,000	3,181
6.5% 4/1/19	2,500	2,816
Newmont Mining Corp. 5.125% 10/1/19	1,000	1,077
Nucor Corp.:
4% 8/1/23	3,000	3,160
5.2% 8/1/43	4,000	4,239
Rio Tinto Finance (U.S.A.) Ltd.:
3.75% 9/20/21	3,200	3,346
3.75% 6/15/25	21,300	21,230
6.5% 7/15/18	1,398	1,528
7.125% 7/15/28	2,000	2,466
Rio Tinto Finance (U.S.A.) PLC:
2.25% 12/14/18	3,000	3,020
2.875% 8/21/22	6,000	5,903
Southern Copper Corp.:
3.875% 4/23/25	3,670	3,527
5.25% 11/8/42	5,775	4,758
Vale Overseas Ltd.:
4.375% 1/11/22	11,400	10,247
5.625% 9/15/19	6,210	6,200
6.25% 1/23/17	9,395	9,548
		107,845

TOTAL MATERIALS		249,587

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.:
2.4% 8/15/16	12,800	12,839
2.45% 6/30/20	5,360	5,386
2.8% 2/17/21	9,000	9,121
3.4% 5/15/25	9,270	9,253
4.125% 2/17/26	21,770	22,891
4.35% 6/15/45	24,760	23,262
4.75% 5/15/46	4,000	3,966
5.55% 8/15/41	7,300	7,961
5.8% 2/15/19	4,000	4,418
5.875% 10/1/19	2,905	3,269
6.3% 1/15/38	838	987
6.35% 3/15/40	1,000	1,171
6.375% 3/1/41	2,100	2,471
BellSouth Capital Funding Corp. 7.875% 2/15/30	131	164
British Telecommunications PLC 9.625% 12/15/30 (b)	4,515	7,102
Deutsche Telekom International Financial BV 6.75% 8/20/18	3,595	4,007
Orange SA 5.375% 7/8/19	4,000	4,425
Telefonica Emisiones S.A.U.:
5.462% 2/16/21	2,700	3,041
5.877% 7/15/19	2,000	2,214
6.421% 6/20/16	1,151	1,154
7.045% 6/20/36	2,600	3,249
Verizon Communications, Inc.:
4.272% 1/15/36	24,278	24,100
4.4% 11/1/34	3,775	3,824
4.5% 9/15/20	23,600	25,886
4.75% 11/1/41	1,000	1,030
5.012% 8/21/54	12,557	12,978
6.25% 4/1/37	3,121	3,733
6.55% 9/15/43	12,516	16,370
6.9% 4/15/38	6,025	7,681
Verizon Global Funding Corp. 5.85% 9/15/35	3,190	3,756
		231,709
Wireless Telecommunication Services - 0.2%
America Movil S.A.B. de CV:
3.125% 7/16/22	5,275	5,359
6.125% 11/15/37	8,365	9,733
Rogers Communications, Inc.:
4.1% 10/1/23	4,825	5,251
5.45% 10/1/43	5,775	6,635
Vodafone Group PLC:
1.25% 9/26/17	4,000	3,988
1.5% 2/19/18	7,700	7,681
2.5% 9/26/22	3,000	2,934
2.95% 2/19/23	6,900	6,823
5.45% 6/10/19	6,000	6,601
		55,005

TOTAL TELECOMMUNICATION SERVICES		286,714

UTILITIES - 2.1%
Electric Utilities - 1.5%
Alabama Power Co.:
3.75% 3/1/45	1,000	987
4.15% 8/15/44	4,650	4,873
5.2% 6/1/41	3,850	4,627
AmerenUE:
3.9% 9/15/42	3,700	3,806
6.4% 6/15/17	2,959	3,120
American Electric Power Co., Inc.:
1.65% 12/15/17	4,000	3,999
2.95% 12/15/22	4,000	4,093
Appalachian Power Co. 4.45% 6/1/45	6,000	6,282
Baltimore Gas & Electric Co. 3.35% 7/1/23	2,850	2,980
Carolina Power & Light Co. 2.8% 5/15/22	4,350	4,497
CenterPoint Energy Houston Electric LLC 3.55% 8/1/42	1,900	1,836
Cleco Corporate Holdings LLC 3.743% 5/1/26 (a)	5,660	5,648
Cleveland Electric Illuminating Co. 8.875% 11/15/18	2,000	2,324
Commonwealth Edison Co.:
3.1% 11/1/24	10,000	10,420
3.4% 9/1/21	1,000	1,067
3.7% 3/1/45	3,100	3,062
5.8% 3/15/18	9,945	10,715
Dayton Power & Light Co. 1.875% 9/15/16	3,750	3,756
Detroit Edison Co. 2.65% 6/15/22	8,000	8,175
Duke Energy Carolinas LLC:
3.75% 6/1/45	2,000	2,012
4% 9/30/42	3,750	3,939
5.25% 1/15/18	4,355	4,635
Duke Energy Corp.:
2.1% 6/15/18	4,650	4,684
3.75% 4/15/24	6,000	6,351
3.95% 10/15/23	2,443	2,612
4.8% 12/15/45	2,790	3,087
Duke Energy Progress, Inc.:
4.15% 12/1/44	1,800	1,916
4.375% 3/30/44	2,000	2,186
Edison International:
2.95% 3/15/23	8,190	8,264
3.75% 9/15/17	3,000	3,087
Entergy Corp. 4% 7/15/22	6,640	7,024
Eversource Energy 3.35% 3/15/26	6,610	6,792
Exelon Corp.:
3.95% 6/15/25	7,830	8,213
5.1% 6/15/45	1,100	1,208
Florida Power & Light Co.:
3.25% 6/1/24	4,725	5,024
4.05% 10/1/44	5,419	5,819
Hydro-Quebec:
1.375% 6/19/17	1,000	1,004
2% 6/30/16	7,310	7,319
Indiana Michigan Power Co. 3.2% 3/15/23	2,775	2,841
Nevada Power Co. 6.5% 8/1/18	1,555	1,720
Northern States Power Co.:
3.4% 8/15/42	2,000	1,917
4.125% 5/15/44	4,500	4,859
5.25% 3/1/18	10,500	11,210
Pacific Gas & Electric Co.:
2.45% 8/15/22	4,000	4,025
3.75% 8/15/42	5,900	5,841
5.4% 1/15/40	4,000	4,893
PacifiCorp:
3.6% 4/1/24	4,000	4,293
6% 1/15/39	6,193	8,164
Pennsylvania Electric Co. 6.05% 9/1/17	757	796
PG&E Corp. 2.4% 3/1/19	2,406	2,441
Potomac Electric Power Co. 6.5% 11/15/37	3,806	5,175
PPL Capital Funding, Inc.:
3.1% 5/15/26	8,000	7,917
3.4% 6/1/23	2,675	2,747
4.2% 6/15/22	2,000	2,169
4.7% 6/1/43	1,800	1,923
PPL Electric Utilities Corp. 4.15% 10/1/45	3,500	3,712
Progress Energy, Inc.:
4.875% 12/1/19	1,700	1,854
6% 12/1/39	5,200	6,388
Public Service Co. of Colorado 2.9% 5/15/25	11,000	11,322
Public Service Electric & Gas Co.:
3.65% 9/1/42	2,825	2,843
4% 6/1/44	5,000	5,363
Puget Sound Energy, Inc. 4.3% 5/20/45	6,410	6,990
Southern Co.:
2.35% 7/1/21	6,600	6,612
3.25% 7/1/26	11,000	11,076
4.4% 7/1/46	5,820	5,901
Tampa Electric Co. 6.15% 5/15/37	6,260	8,108
Virginia Electric & Power Co.:
3.1% 5/15/25	4,000	4,141
3.45% 2/15/24	2,750	2,914
4.2% 5/15/45	2,400	2,544
4.45% 2/15/44	2,750	2,987
5% 6/30/19	5,000	5,451
6% 5/15/37	2,000	2,558
Wisconsin Electric Power Co. 4.25% 6/1/44	4,700	5,103
Wisconsin Power & Light Co. 5% 7/15/19	1,000	1,092
		341,333
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (a)	438	450
Multi-Utilities - 0.6%
Ameren Illinois Co. 6.125% 11/15/17	3,364	3,593
Berkshire Hathaway Energy Co.:
4.5% 2/1/45	3,000	3,265
5.15% 11/15/43	1,650	1,941
5.75% 4/1/18	3,750	4,038
6.5% 9/15/37	7,605	10,211
CenterPoint Energy, Inc. 5.95% 2/1/17	1,181	1,213
CMS Energy Corp. 4.875% 3/1/44	5,000	5,536
Consolidated Edison Co. of New York, Inc.:
4.45% 6/15/20	2,000	2,194
4.45% 3/15/44	8,000	8,805
5.5% 12/1/39	2,500	3,013
Consolidated Edison, Inc. 2% 5/15/21	5,520	5,478
Consumers Energy Co. 2.85% 5/15/22	6,650	6,822
Delmarva Power & Light 4% 6/1/42	4,000	4,099
Dominion Resources, Inc.:
2.5% 12/1/19	6,700	6,789
2.9286% 9/30/66 (b)	1,000	740
3.9% 10/1/25	2,453	2,538
4.9% 8/1/41	2,000	2,102
7.5% 6/30/66 (b)	1,000	835
Duke Energy Corp.(CAROLINAS LLC 3.875% 3/15/46	3,900	3,989
NiSource Finance Corp.:
4.8% 2/15/44	5,500	5,964
5.45% 9/15/20	5,111	5,741
6.25% 12/15/40	2,453	3,053
6.4% 3/15/18	1,532	1,653
Puget Energy, Inc. 3.65% 5/15/25	8,070	8,137
San Diego Gas & Electric Co. 4.5% 8/15/40	1,000	1,125
Sempra Energy:
2.4% 3/15/20	12,406	12,526
2.875% 10/1/22	3,000	3,019
4.05% 12/1/23	5,000	5,328
6% 10/15/39	1,000	1,200
6.5% 6/1/16	3,000	3,000
Wisconsin Energy Corp. 6.25% 5/15/67 (b)	4,228	3,478
		131,425

TOTAL UTILITIES		473,208

TOTAL NONCONVERTIBLE BONDS
(Cost $5,676,204)		5,921,661

U.S. Government and Government Agency Obligations - 40.7%
U.S. Government Agency Obligations - 2.3%
Fannie Mae:
1.125% 7/20/18	$102,559	$102,896
1.375% 2/26/21	4,601	4,583
1.5% 11/30/20	18,106	18,160
1.875% 9/18/18	15,050	15,345
2.125% 4/24/26	4,000	3,991
2.625% 9/6/24	4,000	4,193
Federal Home Loan Bank:
0.625% 12/28/16	28,350	28,344
0.875% 5/24/17	15,825	15,839
1% 6/21/17	35,300	35,376
1.125% 9/14/18	54,675	54,793
1.375% 2/18/21	20,300	20,209
5% 11/17/17	33,300	35,304
5.5% 7/15/36	1,500	2,060
Freddie Mac:
0.875% 10/14/16	24,375	24,403
1% 6/29/17	2,660	2,667
1% 12/15/17	59,006	59,097
1.375% 5/1/20	14,000	14,044
2.375% 1/13/22	13,000	13,545
3.75% 3/27/19	2,300	2,469
6.25% 7/15/32	7,700	11,209
6.75% 3/15/31	26,000	38,840
Tennessee Valley Authority:
5.25% 9/15/39	20,000	26,063
5.375% 4/1/56	5,395	6,962

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		540,392

U.S. Treasury Obligations - 38.4%
U.S. Treasury Bonds:
2.5% 2/15/45	106,220	103,104
2.5% 2/15/46	50,750	49,226
2.875% 8/15/45	78,240	81,984
3% 11/15/44	8,970	9,640
3% 5/15/45 (d)	43,090	46,288
3% 11/15/45	86,290	92,688
3.125% 8/15/44	32,960	36,300
3.375% 5/15/44	72,390	83,579
3.5% 2/15/39	8,315	9,874
3.625% 8/15/43	26,640	32,238
3.625% 2/15/44	67,570	81,667
3.75% 11/15/43	44,780	55,415
3.875% 8/15/40	30,080	37,621
4.25% 5/15/39	26,000	34,316
4.25% 11/15/40	811	1,071
4.375% 2/15/38	8,200	11,042
4.375% 11/15/39	100	134
4.375% 5/15/40	8,000	10,745
4.375% 5/15/41	57,765	77,777
4.5% 2/15/36	60,760	83,030
4.5% 5/15/38	15,000	20,541
4.5% 8/15/39	39,000	53,288
4.625% 2/15/40	21,500	29,860
4.75% 2/15/37	9,420	13,274
4.75% 2/15/41	54,830	77,668
5% 5/15/37	11,000	16,028
5.375% 2/15/31	53,470	76,061
6.25% 5/15/30	86,360	130,707
8.75% 5/15/17 (d)	8,000	8,607
8.875% 8/15/17	5,000	5,487
8.875% 2/15/19	6,960	8,431
9% 11/15/18	4,000	4,783
9.125% 5/15/18	3,000	3,480
U.S. Treasury Notes:
0.625% 5/31/17	13,070	13,053
0.625% 7/31/17	32,510	32,449
0.625% 8/31/17	67,720	67,582
0.75% 1/31/18	22,920	22,879
0.75% 2/28/18	1,420	1,417
0.75% 4/15/18	126,660	126,338
0.75% 4/30/18	159,210	158,818
0.75% 2/15/19	160,810	159,742
0.875% 12/31/16	3	3
0.875% 2/28/17	4	4
0.875% 4/15/17	4,770	4,777
0.875% 5/15/17	49,260	49,323
0.875% 7/15/17	100,740	100,846
0.875% 8/15/17	82,420	82,513
0.875% 10/15/17	206,880	207,050
0.875% 11/15/17	33,950	33,975
0.875% 11/30/17	62,560	62,604
0.875% 1/15/18	8,670	8,673
0.875% 3/31/18	56,000	55,996
0.875% 7/15/18	104,000	103,902
0.875% 10/15/18	89,640	89,472
0.875% 4/15/19	111,790	111,310
0.875% 5/15/19	258,680	257,467
1% 9/15/17	64,200	64,366
1% 12/15/17	112,860	113,125
1% 12/31/17	128,720	129,037
1% 2/15/18	96,230	96,448
1% 3/15/18	56,600	56,717
1% 9/15/18	32,730	32,775
1% 3/15/19	44,780	44,766
1.125% 1/15/19	52,100	52,279
1.125% 4/30/20	177,430	176,702
1.125% 2/28/21	39,910	39,472
1.25% 10/31/18	45,190	45,501
1.25% 11/15/18	30,680	30,891
1.25% 11/30/18	47,480	47,808
1.25% 12/15/18	33,630	33,861
1.25% 1/31/19	14,670	14,770
1.25% 1/31/20	825	827
1.25% 3/31/21	112,290	111,614
1.375% 6/30/18	31,800	32,102
1.375% 7/31/18	1,175	1,186
1.375% 9/30/18	95,690	96,632
1.375% 2/28/19	98,500	99,504
1.375% 1/31/20	20,920	21,064
1.375% 2/29/20	49,140	49,434
1.375% 3/31/20	6,630	6,667
1.375% 4/30/20	55,840	56,124
1.375% 8/31/20	78,960	79,173
1.375% 9/30/20	25,600	25,655
1.375% 10/31/20	5,720	5,729
1.375% 1/31/21	20,530	20,536
1.375% 4/30/21	85,980	85,957
1.375% 5/31/21	78,910	78,922
1.5% 8/31/18	238,925	241,958
1.5% 12/31/18	4,060	4,114
1.5% 1/31/19	37,180	37,675
1.5% 2/28/19	32,250	32,688
1.5% 3/31/19	12,800	12,982
1.5% 10/31/19	36,700	37,157
1.5% 11/30/19	51,090	51,705
1.5% 5/31/20	39,630	39,992
1.5% 1/31/22	4,370	4,367
1.5% 2/28/23	15,050	14,912
1.5% 3/31/23	90,980	90,063
1.625% 4/30/19	4,980	5,065
1.625% 7/31/19	43,010	43,756
1.625% 8/31/19	100,350	102,075
1.625% 12/31/19	8,990	9,134
1.625% 6/30/20	50,460	51,152
1.625% 7/31/20	47,580	48,214
1.625% 11/30/20	94,780	95,968
1.625% 4/30/23	47,390	47,281
1.625% 5/31/23	52,030	51,906
1.625% 2/15/26	56,480	55,322
1.625% 5/15/26	58,800	57,635
1.75% 10/31/18	10	10
1.75% 9/30/19	11,230	11,465
1.75% 10/31/20	9,960	10,134
1.75% 12/31/20	71,130	72,369
1.75% 3/31/22	117,000	118,380
1.75% 4/30/22	15,910	16,090
1.75% 9/30/22	28,790	29,041
1.75% 1/31/23	25,640	25,816
1.875% 9/30/17	11,325	11,485
1.875% 10/31/17	40,860	41,460
1.875% 6/30/20	24,290	24,874
1.875% 11/30/21	81,260	82,949
1.875% 5/31/22	19,875	20,238
1.875% 8/31/22	69,670	70,848
1.875% 10/31/22	27,400	27,833
2% 11/30/20	31,910	32,820
2% 2/28/21	26,380	27,140
2% 5/31/21	40,290	41,461
2% 8/31/21	108,300	111,342
2% 10/31/21	29,700	30,518
2% 7/31/22	48,060	49,243
2% 11/30/22	42,170	43,142
2% 2/15/25	3,635	3,693
2% 8/15/25	36,140	36,650
2.125% 8/31/20	49,753	51,424
2.125% 1/31/21	3,060	3,165
2.125% 6/30/21	7,260	7,512
2.125% 8/15/21	90,750	93,855
2.125% 9/30/21	43,640	45,130
2.125% 12/31/21	15,950	16,485
2.125% 6/30/22	40,770	42,082
2.125% 12/31/22	63,040	64,966
2.125% 5/15/25	58,355	59,846
2.25% 11/30/17	11,000	11,232
2.25% 4/30/21	42,310	44,042
2.25% 7/31/21	31,690	32,982
2.25% 11/15/24	85,930	89,075
2.25% 11/15/25	106,250	110,014
2.375% 8/15/24	78,790	82,477
2.5% 8/15/23	97,170	102,666
2.5% 5/15/24	95,500	100,943
2.625% 4/30/18	10,200	10,538
2.625% 8/15/20	141,000	148,595
2.625% 11/15/20	94,180	99,397
2.75% 12/31/17	3,000	3,089
2.75% 11/15/23	102,790	110,475
2.75% 2/15/24	135,610	145,855
3% 8/31/16	2	2
3.125% 5/15/21	50,876	55,091
3.375% 11/15/19	27,740	29,842
3.5% 2/15/18	4,000	4,178
3.5% 5/15/20	81,800	88,881
3.625% 2/15/20	59,600	64,862
3.625% 2/15/21	39,800	43,883
3.875% 5/15/18	8,000	8,472
4% 8/15/18	22,000	23,523
4.25% 11/15/17	16,000	16,789
4.5% 5/15/17	13,000	13,461
4.625% 2/15/17	14,000	14,388

TOTAL U.S. TREASURY OBLIGATIONS		8,799,130

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $9,000,035)		9,339,522

U.S. Government Agency - Mortgage Securities - 27.9%
Fannie Mae - 14.0%
2.283% 11/1/34 (b)	10,848	11,323
2.5% 3/1/27 to 4/1/46	226,377	232,221
2.5% 6/1/31 (c)	13,000	13,327
2.5% 6/1/31 (c)	2,000	2,050
2.5% 6/1/31 (c)	10,000	10,252
2.713% 11/1/34 (b)	745	785
2.835% 4/1/41 (b)	4,533	4,769
3% 12/1/20 to 5/1/46	721,456	744,666
3% 6/1/31 (c)	14,000	14,591
3% 7/1/46 (c)	41,000	41,885
3.5% 7/1/20 to 2/1/46	823,994	865,218
3.5% 6/1/31 (c)	3,000	3,167
3.5% 6/1/31 (c)	3,000	3,167
3.5% 6/1/46 (c)	37,000	38,717
4% 7/1/18 to 1/1/46	542,411	581,445
4% 6/1/46 (c)	17,000	18,150
4.5% 1/1/19 to 10/1/45	239,371	260,982
4.5% 6/1/46 (c)	2,500	2,722
4.5% 6/1/46 (c)	2,500	2,722
5% 12/1/20 to 2/1/45	134,974	149,520
5% 6/1/46 (c)	3,000	3,328
5.5% 8/1/17 to 2/1/42	91,334	103,049
5.5% 6/1/46 (c)	3,000	3,365
6% 2/1/23 to 7/1/41	58,672	67,241
6.5% 3/1/22 to 6/1/40	21,739	25,358

TOTAL FANNIE MAE		3,204,020

Freddie Mac - 6.3%
2.401% 3/1/36 (b)	5,326	5,527
2.5% 5/1/23 to 7/1/30	110,136	113,110
2.542% 12/1/35 (b)	4,311	4,554
2.725% 9/1/37 (b)	1,447	1,531
2.852% 3/1/35 (b)	1,999	2,113
3% 3/1/27 to 7/1/45	299,510	308,967
3% 6/1/46 (c)	39,900	40,830
3.5% 9/1/18 to 5/1/46	432,397	453,262
4% 3/1/26 to 12/1/45	257,628	275,826
4.5% 6/1/25 to 12/1/44	116,594	127,371
5% 4/1/23 to 9/1/40	55,522	61,767
5.5% 5/1/23 to 6/1/41	36,361	41,069
6% 4/1/32 to 8/1/37	1,607	1,852
6.5% 8/1/36 to 12/1/37	519	606

TOTAL FREDDIE MAC		1,438,385

Ginnie Mae - 7.6%
2.5% 10/20/42 to 5/20/46	8,497	8,520
3% 4/15/42 to 12/20/45	290,005	300,528
3% 6/1/46 (c)	15,200	15,725
3% 6/1/46 (c)	2,000	2,069
3% 6/1/46 (c)	21,000	21,725
3% 6/1/46 (c)	28,800	29,794
3.5% 10/15/40 to 2/20/46	397,894	421,249
3.5% 6/1/46 (c)	202,400	213,621
3.5% 6/1/46 (c)	8,800	9,288
3.5% 6/1/46 (c)	28,000	29,552
4% 1/15/25 to 11/20/45	323,006	346,289
4% 6/1/46 (c)	9,000	9,598
4.5% 9/15/33 to 7/20/45	171,708	187,120
4.5% 6/1/46 (c)	3,000	3,219
5% 7/15/38 to 6/20/45	84,766	95,267
5% 6/1/46 (c)	2,000	2,163
5.5% 10/20/32 to 3/20/45	29,675	33,678
5.5% 6/1/46 (c)	1,000	1,094
6% 5/20/34 to 12/15/40	14,837	17,135
6.5% 8/20/36 to 1/15/39	2,901	3,386

TOTAL GINNIE MAE		1,751,020

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $6,271,126)		6,393,425

Asset-Backed Securities - 0.6%
BMW Vehicle Lease Trust Series 2015-1 Class A3, 1.24% 12/20/17	$9,500	$9,510
Capital One Multi-Asset Execution Trust Series 2015-A1 Class A, 1.39% 1/15/21	9,500	9,515
Chase Issuance Trust:
Series 2012-A4 Class A4, 1.58% 8/16/21	6,875	6,895
Series 2012-A7 Class A7, 2.16% 9/16/24	3,925	3,963
Series 2015-A4 Class A, 1.84% 4/15/22	4,750	4,789
Citibank Credit Card Issuance Trust:
Series 2013-A3 Class A3, 1.11% 7/23/18	2,800	2,801
Series 2013-A9 Class A9, 3.72% 9/8/25	4,675	5,120
Discover Card Master Trust Series 2015-A2 Class A, 1.9% 10/17/22	10,800	10,921
Ford Credit Auto Owner Trust:
Series 2013-C Class A3, 0.82% 12/15/17	649	649
Series 2014-C Class A3, 1.06% 5/15/19	9,475	9,476
Ford Credit Floorplan Master Owner Trust:
Series 2013-5 Class A1, 1.5% 9/15/18	4,675	4,682
Series 2015-2 Class A1, 1.98% 1/15/22	9,500	9,506
Honda Auto Receivables Owner Trust:
Series 2014-4 Class A3, 0.99% 9/17/18	9,035	9,034
Series 2015-1 Class A3, 1.05% 10/15/18	10,000	10,000
Hyundai Auto Receivables Trust:
Series 2013-C Class A3, 1.01% 2/15/18	1,105	1,106
Series 2015-A Class A3, 1.05% 4/15/19	9,500	9,494
Mercedes-Benz Auto Lease Trust Series 2015-A Class A3, 1.1% 8/15/17	9,500	9,505
Mercedes-Benz Auto Receivables Trust Series 2013-1 Class A3, 0.78% 8/15/17	151	151
Nissan Auto Receivables Owner Trust:
Series 2013-B Class A3, 0.84% 11/15/17	758	758
Series 2014-B Class A3, 1.11% 5/15/19	9,475	9,481
Volkswagen Auto Lease Trust Series 2015-A Class A3, 1.25% 12/20/17	9,500	9,472
TOTAL ASSET-BACKED SECURITIES
(Cost $135,592)		136,828

Commercial Mortgage Securities - 2.3%
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-3 Class A4, 5.889% 7/10/44 (b)	2,007	2,004
Series 2006-6 Class A3, 5.369% 10/10/45	87	87
Series 2007-3 Class A4, 5.7164% 6/10/49 (b)	1,904	1,941
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	2,416	2,457
Bear Stearns Commercial Mortgage Securities Trust sequential payer Series 2007-PW16 Class A4, 5.9113% 6/11/40 (b)	12,511	12,831
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2006-C5 Class A4, 5.431% 10/15/49	7,209	7,234
Series 2014-GC25 Class A4, 3.635% 10/10/47	6,000	6,397
Series 2015-P1 Class A5, 3.717% 9/15/48	5,865	6,293
Series 2007-C6 Class A4, 5.8994% 12/10/49 (b)	9,950	10,278
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	3,374	3,416
COMM Mortgage Trust Series 2015-CR22 Class A5, 3.309% 3/10/48	19,425	20,224
COMM Mortgage Trust pass-thru certificates sequential payer Series 2007-C9 Class A4, 6.0063% 12/10/49 (b)	2,551	2,640
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	1,310	1,313
Series 2007-C2 Class A3, 5.542% 1/15/49 (b)	2,536	2,570
Series 2007-C3 Class A4, 5.8882% 6/15/39 (b)	5,954	6,062
Series 2007-C5 Class A4, 5.695% 9/15/40 (b)	847	875
CSAIL Commercial Mortgage Trust sequential payer Series 2015-C3 Class A4, 3.7182% 8/15/48	12,565	13,439
Freddie Mac:
sequential payer:
Series K007 Class A2, 4.224% 3/25/20	19,000	20,711
Series K034 Class A2, 3.531% 7/25/23	9,000	9,828
Series K013 Class A2, 3.974% 1/25/21	11,575	12,678
Series K020 Class A2, 2.373% 5/25/22	10,400	10,649
Series K036 Class A2, 3.527% 10/25/23	8,975	9,800
Series K046 Class A2, 3.205% 3/25/25	33,300	35,576
Series K047 Class A2, 3.329% 5/25/25	3,860	4,163
Series K053 Class A2, 2.995% 12/25/25	7,111	7,474
Series K501 Class A2, 1.655% 11/25/16	11,114	11,120
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	19,501	19,901
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	3,101	3,142
Series 2006-GG7 Class A4, 6.1291% 7/10/38 (b)	240	240
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C21 Class A5, 3.7748% 8/15/47	13,830	14,899
Series 2014-C23 Class A5, 3.9342% 9/15/47	9,550	10,413
Series 2014-C24 Class A5, 3.6385% 11/15/47	5,275	5,639
JPMBB Commercial Mortgage Secutities Trust sequential payer Series 2015-C29 Class A4, 3.6108% 5/15/48	9,000	9,548
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2012-LC9 Class A5, 2.84% 12/15/47	13,796	14,146
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	20,438	20,592
Series 2006-LDP8 Class A4, 5.399% 5/15/45	117	117
Series 2006-LDP9 Class A3, 5.336% 5/15/47	472	477
Series 2007-CB19 Class A4, 5.8886% 2/12/49 (b)	27,714	28,325
Series 2007-LD11 Class A4, 5.929% 6/15/49 (b)	8,435	8,591
Series 2007-LDPX Class A3, 5.42% 1/15/49	10,511	10,685
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.0959% 7/15/44 (b)	2,855	2,969
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	379	380
Series 2006-C7 Class A3, 5.347% 11/15/38	869	873
Series 2007-C1 Class A4, 5.424% 2/15/40	1,090	1,105
Series 2007-C2 Class A3, 5.43% 2/15/40	495	503
Series 2007-C6 Class A4, 5.858% 7/15/40 (b)	1,223	1,246
Series 2007-C7 Class A3, 5.866% 9/15/45	5,262	5,515
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.6823% 1/12/44 (a)(b)	309	308
Series 2007-C1 Class A4, 6.0258% 6/12/50 (b)	4,800	4,914
Series 2008-C1 Class A4, 5.69% 2/12/51	1,887	1,968
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-5 Class A4, 5.378% 8/12/48	5,951	6,034
Series 2007-6 Class A4, 5.485% 3/12/51 (b)	2,000	2,040
Series 2007-7 Class A4, 5.81% 6/12/50 (b)	3,988	4,114
Series 2007-6 Class B, 5.635% 3/12/51 (b)	1,268	356
Series 2007-8 Class A3, 6.0713% 8/12/49 (b)	1,085	1,121
Morgan Stanley BAML Trust Series 2015-C20 Class A4, 3.249% 2/15/48	14,725	15,247
Morgan Stanley Capital I Trust:
sequential payer:
Series 2007-HQ11 Class A31, 5.439% 2/12/44	69	69
Series 2007-IQ13 Class A4, 5.364% 3/15/44	4,901	4,994
Series 2007-IQ14 Class A4, 5.692% 4/15/49	1,902	1,941
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (a)	159	48
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	31,242	31,731
Series 2007-C31:
Class A4, 5.509% 4/15/47	15,483	15,727
Class A5, 5.5% 4/15/47	7,950	8,127
Series 2007-C32 Class A3, 5.8892% 6/15/49 (b)	8,092	8,302
Series 2007-C33:
Class A4, 6.1472% 2/15/51 (b)	23,720	24,200
Class A5, 6.1472% 2/15/51 (b)	839	874
WF-RBS Commercial Mortgage Trust Series 2014-C25 Class A5, 3.631% 11/15/47	14,450	15,377
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $499,082)		528,858

Municipal Securities - 0.8%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	9,720	15,475
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2010 S1, 7.043% 4/1/50	2,375	3,583
California Gen. Oblig. 7.55% 4/1/39	15,000	23,163
Chicago Gen. Oblig. 6.314% 1/1/44	1,900	1,727
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	$8,900	$8,518
Series 2011, 5.877% 3/1/19	9,700	10,505
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	7,600	8,403
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	9,450	14,553
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	4,985	6,629
New Jersey Tpk. Auth. Tpk. Rev. Series A, 7.414% 1/1/40	4,700	7,155
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	9,025	12,711
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	10,725	13,783
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	6,160	8,651
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	5,175	6,169
Series 2010 164, 5.647% 11/1/40	5,210	6,706
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	6,320	8,212
South Carolina Pub. Svc. Auth. Rev. Series 2013 C, 5.784% 12/1/41	11,312	14,181
Univ. of California Revs.:
Series 2009 R, 5.77% 5/15/43	1,000	1,312
Series 2015 AP, 3.931% 5/15/45	3,740	3,799
TOTAL MUNICIPAL SECURITIES
(Cost $150,852)		175,235

Foreign Government and Government Agency Obligations - 2.1%
Canadian Government 1.125% 3/19/18	$6,640	$6,660
Chilean Republic 3.25% 9/14/21	9,000	9,473
Colombian Republic:
2.625% 3/15/23	7,575	6,969
4% 2/26/24	4,825	4,777
5% 6/15/45	2,000	1,855
5.625% 2/26/44	7,775	7,697
6.125% 1/18/41	4,750	4,988
7.375% 3/18/19	3,450	3,904
Export Development Canada:
1.25% 10/26/16	4,000	4,011
1.5% 10/3/18	1,700	1,717
Israeli State 4% 6/30/22	7,000	7,686
Italian Republic:
5.375% 6/12/17	2,375	2,465
6.875% 9/27/23	6,000	7,477
Jordanian Kingdom:
1.945% 6/23/19	23,650	24,223
3% 6/30/25	2,400	2,546
KfW:
0.75% 3/17/17	8,000	7,995
1.5% 4/20/20	2,825	2,834
1.875% 4/1/19	16,930	17,265
2.125% 1/17/23	12,000	12,249
2.75% 10/1/20	4,175	4,392
4% 1/27/20	3,000	3,275
4.875% 6/17/19	25,000	27,669
Korean Republic 7.125% 4/16/19	6,650	7,683
Manitoba Province:
1.3% 4/3/17	3,420	3,429
2.1% 9/6/22	1,900	1,914
3.05% 5/14/24	1,500	1,588
New Brunswick Province 2.75% 6/15/18	4,350	4,480
Ontario Province:
1% 7/22/16	17,000	17,011
2.5% 4/27/26	5,000	5,034
4% 10/7/19	15,000	16,188
Panamanian Republic:
3.75% 3/16/25	3,800	3,867
3.875% 3/17/28	5,000	5,038
4% 9/22/24	4,800	4,968
4.3% 4/29/53	5,675	5,335
5.2% 1/30/20	1,800	1,965
Peruvian Republic:
4.125% 8/25/27	2,800	2,951
5.625% 11/18/50	7,150	8,133
6.55% 3/14/37	3,075	3,867
7.125% 3/30/19	1,900	2,171
Philippine Republic:
3.95% 1/20/40	8,100	8,916
4.2% 1/21/24	4,765	5,410
6.375% 10/23/34	10,375	14,670
6.5% 1/20/20	6,144	7,166
Polish Government:
4% 1/22/24	4,550	4,863
5% 3/23/22	14,500	16,223
Province of British Columbia:
1.2% 4/25/17	7,600	7,623
2.25% 6/2/26	3,770	3,778
Province of Quebec:
2.75% 8/25/21	20,000	20,865
2.875% 10/16/24	2,075	2,157
Quebec Province 2.5% 4/20/26	5,660	5,657
South African Republic:
5.875% 5/30/22	7,675	8,243
6.875% 5/27/19	6,750	7,417
Turkish Republic:
5.75% 3/22/24	3,000	3,223
6% 1/14/41	13,200	13,843
6.25% 9/26/22	13,225	14,563
6.75% 4/3/18	8,375	8,955
7.5% 11/7/19	2,625	2,967
United Mexican States:
3.5% 1/21/21	7,400	7,707
3.625% 3/15/22	3,000	3,098
4% 10/2/23	18,750	19,547
4.6% 1/23/46	3,000	2,910
4.75% 3/8/44	9,700	9,627
5.55% 1/21/45	3,916	4,357
6.05% 1/11/40	4,800	5,640
Uruguay Republic:
4.125% 11/20/45	4,750	4,026
4.5% 8/14/24	3,625	3,833
5.1% 6/18/50	5,755	5,367
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $479,168)		490,400

Supranational Obligations - 1.4%
African Development Bank:
0.875% 5/15/17	1,000	1,000
0.875% 3/15/18	1,900	1,895
1.125% 3/15/17	1,300	1,303
1.625% 10/2/18	2,800	2,831
2.375% 9/23/21	2,900	3,004
Asian Development Bank:
1.125% 3/15/17	5,000	5,009
1.125% 6/5/18	7,290	7,305
1.5% 1/22/20	4,750	4,778
1.875% 4/12/19	12,000	12,221
1.875% 2/18/22	2,000	2,016
2% 4/24/26	6,300	6,300
2.125% 11/24/21	4,825	4,929
Council of Europe Development Bank 1% 3/7/18	1,900	1,899
European Bank for Reconstruction and Development:
1% 6/15/18	4,750	4,735
1.75% 6/14/19	4,700	4,760
1.75% 11/26/19	2,875	2,909
European Investment Bank:
0.875% 4/18/17	11,000	10,998
1.125% 8/15/18	6,590	6,591
1.25% 5/15/18	3,550	3,563
1.375% 6/15/20	2,725	2,717
1.625% 6/15/17	4,640	4,673
1.625% 12/18/18	30,900	31,265
1.625% 6/15/21	7,000	7,012
1.75% 3/15/17	5,000	5,035
1.75% 6/17/19	8,625	8,760
1.875% 3/15/19	3,000	3,056
1.875% 2/10/25	3,000	2,978
2% 3/15/21	4,770	4,863
2.125% 10/15/21	2,840	2,906
2.25% 8/15/22	1,880	1,934
2.5% 4/15/21	4,650	4,848
2.5% 10/15/24	5,725	5,976
2.875% 9/15/20	9,000	9,504
3.25% 1/29/24	2,000	2,192
Inter-American Development Bank:
1.125% 3/15/17	17,100	17,153
1.75% 10/15/19	1,375	1,390
2.125% 1/15/25	1,830	1,852
3% 10/4/23	3,575	3,833
3.875% 9/17/19	5,000	5,401
4.375% 1/24/44	4,000	4,985
International Bank for Reconstruction & Development:
0.875% 4/17/17	8,050	8,060
1% 9/15/16	9,000	9,011
1% 6/15/18	5,600	5,594
1.625% 3/9/21	6,000	6,024
1.625% 2/10/22	3,900	3,882
1.75% 4/19/23	6,700	6,658
1.875% 10/7/19	3,825	3,893
2.25% 6/24/21	16,075	16,573
2.5% 11/25/24	5,700	5,915
2.5% 7/29/25	3,790	3,935
International Finance Corp.:
1.625% 7/16/20	2,870	2,896
1.75% 9/16/19	11,350	11,519
Nordic Investment Bank 1.125% 2/25/19	6,600	6,590
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $305,135)		310,929

Bank Notes - 0.1%
American Express Bank FSB 6% 9/13/17	615	651
Bank of America NA:
5.3% 3/15/17	$3,500	$3,607
6% 10/15/36	2,419	3,003
Branch Banking & Trust Co. 1.45% 10/3/16	2,000	2,003
JPMorgan Chase Bank 6% 10/1/17	7,075	7,482
KeyBank NA 2.5% 12/15/19	4,000	4,053
Regions Bank 7.5% 5/15/18	2,000	2,182
UBS AG Stamford Branch:
5.75% 4/25/18	830	893
5.875% 12/20/17	2,034	2,162
TOTAL BANK NOTES
(Cost $24,663)		26,036

Preferred Securities - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (b)(e)
(Cost $1,176)	1,725	1,767
	Shares	Value (000s)

Money Market Funds - 1.8%
Fidelity Cash Central Fund, 0.40% (f)
(Cost $409,279)	409,278,586	409,279
TOTAL INVESTMENT PORTFOLIO - 103.5%
(Cost $22,952,312)		23,733,940
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(804,310)
NET ASSETS - 100%		$22,929,630

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
4% 6/1/31
(Proceeds $2,079)	$(2,000)	$(2,073)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $112,235,000 or 0.5% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $49,000.

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$580

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$5,921,661	$--	$5,921,661	$--
U.S. Government and Government Agency Obligations	9,339,522	--	9,339,522	--
U.S. Government Agency - Mortgage Securities	6,393,425	--	6,393,425	--
Asset-Backed Securities	136,828	--	136,828	--
Commercial Mortgage Securities	528,858	--	528,810	48
Municipal Securities	175,235	--	175,235	--
Foreign Government and Government Agency Obligations	490,400	--	490,400	--
Supranational Obligations	310,929	--	310,929	--
Bank Notes	26,036	--	26,036	--
Preferred Securities	1,767	--	1,767	--
Money Market Funds	409,279	409,279	--	--
Total Investments in Securities:	$23,733,940	$409,279	$23,324,613	$48
Other Financial Instruments:
TBA Sale Commitments	$(2,073)	$--	$(2,073)	$--
Total Other Financial Instruments:	$(2,073)	$--	$(2,073)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $22,933,068,000. Net unrealized appreciation aggregated $800,872,000, of which $873,280,000 related to appreciated investment securities and $72,408,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Government Money Market Fund

May 31, 2016

GVM-QTLY-0716
1.9868904.100

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 1.6%
	Yield(a)	Principal Amount	Value
U.S. Treasury Obligations - 1.6%
U.S. Treasury Bills
6/2/16
(Cost $74,999,646)	0.17	75,000,000	74,999,646

U.S. Government Agency Debt - 77.8%
Federal Agencies - 77.8%
Fannie Mae
6/22/16	0.25%	$25,000,000	$24,996,354
Federal Home Loan Bank
6/3/16 to 6/19/17	0.25 to 0.58 (b)(c)	3,650,369,000	3,648,801,638
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $3,673,797,992)			3,673,797,992

U.S. Government Agency Repurchase Agreement - 12.7%
	Maturity Amount	Value
In a joint trading account at 0.3% dated 5/31/16 due 6/1/16 (Collateralized by (U.S. Government Obligations) #	$472,376,948	$472,373,000
With:
Citibank NA at:
0.31%, dated 5/31/16 due 6/7/16 (Collateralized by U.S. Treasury Obligations valued at $5,150,041, 0.13% - 4.63%, 1/15/18 - 8/15/45)	5,000,301	5,000,000
0.32%, dated 5/31/16 due 6/7/16 (Collateralized by U.S. Treasury Obligations valued at $28,762,935, 0.63% - 7.50%, 9/15/16 - 8/15/45)	28,001,742	28,000,000
Credit Suisse Securities (U.S.A.) LLC at 0.28%, dated:
5/26/16 due 6/2/16 (Collateralized by U.S. Government Obligations valued at $5,102,839, 6.25% - 6.75%, 3/15/31 - 7/15/32)	5,000,272	5,000,000
5/27/16 due 6/3/16 (Collateralized by U.S. Government Obligations valued at $5,101,753, 6.75%, 3/15/31)	5,000,272	5,000,000
ING Financial Markets LLC at:
0.4%, dated:
5/9/16 due 7/5/16 (Collateralized by U.S. Government Obligations valued at $3,063,394, 3.50%, 8/01/42)	3,002,933	3,000,000
5/10/16 due 7/5/16 (Collateralized by U.S. Government Obligations valued at $2,040,981, 3.50%, 8/01/42)	2,002,000	2,000,000
5/11/16 due 7/5/16 (Collateralized by U.S. Government Obligations valued at $2,041,005, 3.50% - 5.00%, 4/01/41 - 8/01/42)	2,002,000	2,000,000
0.41%, dated:
5/3/16 due 7/5/16 (Collateralized by U.S. Government Obligations valued at $1,021,793, 5.00%, 4/01/41)	1,001,025	1,000,000
5/4/16 due 7/5/16 (Collateralized by U.S. Government Obligations valued at $1,021,793, 5.00%, 4/01/41)	1,001,025	1,000,000
5/5/16 due 7/5/16 (Collateralized by U.S. Government Obligations valued at $1,021,793, 5.00%, 4/01/41)	1,001,025	1,000,000
5/6/16 due 7/5/16 (Collateralized by U.S. Government Obligations valued at $2,040,981, 3.50%, 8/01/42)	2,002,050	2,000,000
Mizuho Securities U.S.A., Inc. at 0.4%, dated 5/9/16 due 6/7/16 (Collateralized by U.S. Government Obligations valued at $3,090,790, 3.00%, 10/15/40)	3,003,033	3,000,000
RBC Capital Markets Corp. at:
0.34%, dated:
5/2/16 due 6/7/16 (Collateralized by U.S. Government Obligations valued at $1,020,289, 2.93% - 5.00%, 9/15/39 - 5/01/46)	1,000,567	1,000,000
5/4/16 due 6/7/16 (Collateralized by U.S. Government Obligations valued at $2,040,540, 2.93% - 3.50%, 3/01/41 - 5/01/46)	2,001,171	2,000,000
5/16/16 due 6/7/16 (Collateralized by U.S. Government Obligations valued at $12,242,174, 1.88% - 8.00%, 4/15/17 - 6/01/46)	12,007,140	12,000,000
5/17/16 due 6/7/16 (Collateralized by U.S. Government Obligations valued at $6,120,867, 2.93% - 3.50%, 3/01/41 - 5/01/46)	6,003,570	6,000,000
0.35%, dated 5/27/16 due 6/7/16 (Collateralized by U.S. Government Obligations valued at $10,200,496, 3.00%, 6/01/46)	10,003,208	10,000,000
0.37%, dated 5/23/16 due 6/7/16 (Collateralized by U.S. Government Obligations valued at $5,100,472, 3.00% - 5.00%, 9/15/39 - 6/01/46)	5,002,981	5,000,000
Wells Fargo Securities, LLC at:
0.28%, dated 5/26/16 due 6/2/16 (Collateralized by U.S. Government Obligations valued at $5,150,241, 4.84%, 11/25/21)	5,000,272	5,000,000
0.32%, dated 5/31/16 due 6/7/16 (Collateralized by U.S. Government Obligations valued at $28,840,257, 3.44% - 4.84%, 11/25/21 - 10/25/48)	28,001,742	28,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $599,373,000)		599,373,000

U.S. Treasury Repurchase Agreement - 9.6%
With:
Barclays Capital, Inc. at 0.31%, dated 5/31/16 due 6/1/16 (Collateralized by U.S. Treasury Obligations valued at $22,440,256, 0.00% - 7.50%, 6/23/16 - 8/15/27)	22,000,189	22,000,000
BMO Harris Bank NA at 0.35%, dated 5/9/16 due 6/7/16 (Collateralized by U.S. Treasury Obligations valued at $1,025,991, 1.88%, 8/31/22)	1,000,768	1,000,000
BNP Paribas, S.A. at:
0.34%, dated 5/31/16 due 6/7/16 (Collateralized by U.S. Treasury Obligations valued at $76,500,840, 0.63% - 8.75%, 3/15/17 - 10/15/17)	75,025,500	75,000,000
0.35%, dated 5/23/16 due 6/7/16 (Collateralized by U.S. Treasury Obligations valued at $140,923,353, 0.00% - 4.25%, 6/23/16 - 8/15/43)	138,080,500	138,000,000
Commerz Markets LLC at 0.4%, dated 5/31/16 due 6/1/16 (Collateralized by U.S. Treasury Obligations valued at $71,405,267, 2.75%, 2/15/19)	70,000,778	70,000,000
Deutsche Bank Securities, Inc. at 0.31%, dated 5/31/16 due 6/1/16 (Collateralized by U.S. Treasury Obligations valued at $30,600,296, 1.00% - 3.25%, 6/30/16 - 9/30/19)	30,000,258	30,000,000
Mizuho Securities U.S.A., Inc. at:
0.29%, dated 5/31/16 due 6/1/16 (Collateralized by U.S. Treasury Obligations valued at $5,123,088, 2.25%, 11/15/24)	5,000,040	5,000,000
0.31%, dated 5/31/16 due 6/7/16 (Collateralized by U.S. Treasury Obligations valued at $43,958,938, 1.75%, 5/15/23)	43,002,592	43,000,000
Royal Bank of Canada at:
0.28%, dated:
5/26/16 due 6/2/16:
(Collateralized by U.S. Treasury Obligations valued at $15,379,734, 1.75%, 2/28/22)	15,000,817	15,000,000
(Collateralized by U.S. Treasury Obligations valued at $3,072,449, 2.00%, 9/30/20)	3,000,163	3,000,000
5/27/16 due 6/3/16 (Collateralized by U.S. Treasury Obligations valued at $35,811,794, 2.00%, 2/28/21)	35,001,906	35,000,000
0.31%, dated 5/31/16 due 6/7/16 (Collateralized by U.S. Treasury Obligations valued at $14,327,401, 2.00%, 9/30/20)	14,000,844	14,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $451,000,000)		451,000,000
TOTAL INVESTMENT PORTFOLIO - 101.7%
(Cost $4,799,170,638)		4,799,170,638
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(80,248,829)
NET ASSETS - 100%		$4,718,921,809

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty
$472,373,000 due 6/01/16 at 0.30%
Bank of America NA	$56,327,294
Bank of Nova Scotia	581,180
BNP Paribas, S.A.	103,999,885
BNY Mellon Capital Markets LLC	4,781,604
Citibank NA	29,885,024
Credit Agricole CIB New York Branch	89,655,073
Credit Suisse Securities (USA) LLC	111,378,426
HSBC Securities (USA), Inc.	7,148,498
ING Financial Markets LLC	2,868,962
J.P. Morgan Securities, Inc.	32,275,826
Mizuho Securities USA, Inc.	13,125,503
Societe Generale	14,344,812
Wells Fargo Securities LLC	6,000,913
$472,373,000

Income Tax Information

At May 31, 2016 the cost for Federal Income Tax Purposes was $4,799,170,638.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 28, 2016